UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-03857

American Funds Insurance Series

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: June 30, 2013

Steven I. Koszalka

American Funds Insurance Series

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

American Funds
Insurance Series®

Semi-annual report for the six months ended June 30, 2013

American Funds Insurance Series, from Capital Group, is the underlying investment vehicle for several variable annuities and insurance products. For more than 80 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Summary investment portfolios are designed to streamline this report and help investors better focus on the funds’ principal holdings. Mortgage Fund, Cash Management Fund, Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund* show a complete listing of portfolio holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings for each fund in the series.

Unless otherwise indicated, American Funds Insurance Series investment results are for Class 2 shares (Class P2 shares for managed risk funds). Class 2 shares began operations on April 30, 1997. Class 3 shares began operations on January 16, 2004. Class 4 shares began operations on December 14, 2012. Results encompassing periods prior to those dates assume a hypothetical investment in Class 1 shares and include the deduction of additional annual expenses (0.25% for Class 2 shares, 0.18% for Class 3 shares and 0.50% for Class 4 shares).

The variable annuities and life insurance contracts that use the series’ funds contain certain fees and expenses not reflected in this report. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The series’ investment adviser waived a portion of its management fees for all existing funds from September 1, 2004, through December 31, 2008, and for U.S. Government/AAA-Rated Securities Fund from July 1, 2010, through December 31, 2010. For the managed risk funds, the investment adviser is currently waiving a portion of its management fee equal to 0.05% of the funds’ net assets and is currently reimbursing a portion of the other expenses. The waivers and reimbursements will be in effect through at least May 1, 2014, unless modified or terminated by the series’ board. After that time, the investment adviser may elect to extend, modify or terminate the reimbursements. Applicable fund results shown reflect the waivers and reimbursements, without which they would have been lower.

Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Investing outside the United States may be subject to risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Investing in small-capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. Futures contracts may not provide an effective hedge of the underlying securities because changes in the prices of futures contracts may not track those of the securities they are intended to hedge. In addition, the managed risk strategy may not effectively protect the funds from market declines and will limit the funds’ participation in market gains. The use of the managed risk strategy could cause the funds’ returns to lag those of the applicable underlying funds in certain rising market conditions. Refer to the funds’ prospectuses and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

*	Effective August 12, 2013, Protected Asset Allocation Fund was renamed Managed Risk Asset Allocation Fund.

In this report

1	Letter to investors
3	Fund reviews

Investment portfolios

25	Global Growth FundSM
29	Global Small Capitalization FundSM
34	Growth FundSM
37	International FundSM
41	New World Fund®
45	Blue Chip Income and Growth FundSM
48	Global Growth and Income FundSM
51	Growth-Income FundSM
55	International Growth and Income FundSM
58	Asset Allocation FundSM
62	Global Balanced FundSM
67	Bond FundSM
71	Global Bond FundSM
76	High-Income Bond FundSM
81	Mortgage FundSM
86	U.S. Government/AAA-Rated Securities FundSM
88	Cash Management FundSM
89	Managed Risk Growth FundSM
90	Managed Risk International FundSM
91	Managed Risk Blue Chip Income and Growth FundSM
92	Managed Risk Growth-Income FundSM
93	Managed Risk Asset Allocation FundSM

94	Financial statements

Fellow investors:

An improving housing market and greater confidence in moderate economic growth lifted U.S. stocks to record highs in the first half of 2013. A selloff late in the period cut into the gains — after the Federal Reserve hinted it might begin phasing out its stimulus program — but markets soon recovered. Standard & Poor’s 500 Composite Index rose 13.8% over the six months through June 30.

Stocks in Japan did even better, rising 16.5% as investors embraced new Prime Minister Shinzo Abe’s package of aggressive monetary easing, fiscal stimulus and structural reforms. Elsewhere, the picture was different. Many European markets faltered amid concerns about the euro zone’s protracted recession. Most emerging market economies were weak, particularly commodity-producing countries like Brazil and South Africa.

Global stocks in aggregate, as measured by the MSCI ACWI (All Country World Index), rose 6.1% for the six months through June 30. Apart from the U.S. and Japan, only Switzerland had a double-digit gain (+10.9%). More than half the countries in the index had losses, with developed countries holding up better than their developing counterparts. Peru declined the most (–29.3%), followed by the Czech Republic (–21.3%) and Egypt (–19.5%). The weakest developed markets were Italy (–9.0%), Austria (–7.6%), Canada (–6.7%) and Spain (–6.2%). Country returns are based on MSCI indexes. Returns for all MSCI indexes are calculated in U.S. dollars and reflect both dividends net of withholding taxes and reinvestment of distributions. All market indexes referenced in this report are unmanaged and, therefore, have no expenses.

While U.S. stocks enjoyed record highs during the first half of 2013, bond markets had a much tougher time. The feared reduction in Fed stimulus sparked the biggest quarterly selloff in Treasuries since 2010. The Barclays U.S. Aggregate Index, which measures investment-grade bonds, lost 2.4% for the six-month period, while the Barclays Global Aggregate Index declined 4.8%. After rising 18.5% in 2012, the J.P. Morgan Emerging Markets Bond Index Global slumped to an 8.2% loss. The Barclays U.S. Corporate High Yield 2% Issuer Capped Index gained 1.4%. The yield on the 10-year U.S. Treasury was 2.52% at June 30, up from 1.78% on December 31, 2012.

The U.S. dollar gained against almost all currencies, particularly the Japanese yen (–13.0%), which continues to weaken because of the government’s monetary easing policy, the South African rand (–14.5%) and the Australian dollar (–11.8%). The euro declined 1.4%, the British pound lost 6.7% and the Canadian dollar fell 5.6%. A few currencies gained against the dollar, led by the Israeli shekel (+2.5%), Chinese renminbi (+1.5%) and Kenyan shilling (+0.3%).

American Funds Insurance Series	1

Results for the equity funds in American Funds Insurance Series were mostly positive. Not surprisingly, U.S.-focused funds had the best returns. The global bond market weakness was reflected in the series’ bond fund results — all recorded losses except High-Income Bond Fund, which often has results more in line with an equity fund.

Looking ahead

The U.S. economy continues to improve, as evidenced by the resurgent housing market and growing auto sales. While unemployment remains high by historical standards, it declined slightly during the six-month period. We believe that company valuations are moderate and, if these conditions persist, that U.S. equity investors are likely to see returns in line with long-term averages. Of course, there are still unresolved issues in other areas, including the ongoing European debt crisis, geopolitical tensions in the Middle East and Northeast Asia, and slowing growth in China. These problems could have an impact on U.S. and global equity markets if they rise in importance, but they appear to be receding at this point. For bond investors, the outlook is somewhat murkier. Long-term interest rates have risen recently and are expected to rise further in the coming months, which could affect bond fund returns.

This uncertainty serves as a reminder to investors of the importance of staying focused on financial goals and not being distracted by negative news. Our portfolio managers and investment analysts consider the long-term fundamental prospects for a company before making investment decisions, and we think it is important that investors also take a long-term view. When our time horizon is aligned with yours, it makes for the best possible partnership.

However, we recognize that some investors may have short-term financial needs that make extra protection against volatility valuable and worthy of discussion with a financial advisor. Such investors may include those who are about to retire or are in retirement and have certain withdrawal requirements. For these investors, and those who are concerned about volatility, we have added four new managed risk funds to American Funds Insurance Series: Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, and Managed Risk Growth-Income Fund. These funds join Managed Risk Asset Allocation Fund (formerly known as Protected Asset Allocation Fund), which launched in September 2012.

Each fund invests primarily in shares of the underlying fund of the same name. Managed Risk Growth Fund, for example, invests primarily in shares of American Funds Insurance Series Growth Fund. The managed risk funds then seek to provide lower volatility than the underlying fund through the use of an additional risk management strategy that adjusts the managed risk funds’ effective exposure to stocks during periods of market volatility.

Results for the new funds and a summary of their first two months in operation, as well as portfolio holdings, appear in this report.

We thank all investors for their support and look forward to reporting to you again in six months.

Sincerely,

Donald D. O’Neal

Vice Chairman of the Board

Alan N. Berro
President

August 8, 2013

2	American Funds Insurance Series

Global Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Growth Fund gained 7.47% for the six months ended June 30, 2013, outpacing the MSCI ACWI (All Country World Index), which rose 6.05%.2

After a strong first quarter, many international markets faltered in the second half of the period amid renewed concerns about uncertain U.S. monetary policy and the euro zone’s protracted recession.

The fund benefited from the strong U.S. market, which reached record highs during the period. Investments in Japan, Switzerland and the Netherlands were also strong. South Africa, the United Kingdom, China and South Korea were among the fund’s weakest areas.

Stocks in the consumer discretionary sector, the fund’s largest at June 30, made a significant contribution to the return: Companies in the media; internet and catalog retail; and textiles, apparel and luxury goods industries were particularly strong. The second-largest sector, health care, also did well, due mainly to the contribution of holdings in biotechnology companies.

The fund’s weakest sectors were energy and materials, where companies suffered from an excess supply of oil and sluggish demand for raw materials.

Although the global outlook remains uncertain, the fund’s portfolio managers continue to find attractive long-term investment opportunities.

Where the fund’s assets were invested as of June 30, 2013	(percent of net assets)

Country diversification	(percent of net assets)

The Americas
United States	38.4%
Canada	2.2
Other	.5
41.1

Europe
United Kingdom	9.2
Switzerland	4.0
Denmark	3.2
France	3.2
Netherlands	3.1
Germany	2.6
Belgium	1.4
Spain	1.3
Finland	1.0
Other	.9
29.9

Asia/Pacific Basin
Japan	9.8
China	2.8
Australia	2.3
Hong Kong	2.1
Taiwan	1.8
India	1.5
Other	.9
21.2

Other regions
South Africa	3.5

Short-term securities & other assets less liabilities	4.3

Total	100.0%

Average annual total returns based on a $1,000 investment for periods ended June 30, 2013

	Class 1	Class 2	Class 4
1 year	21.21%	20.91%	20.89%
5 years	5.69	5.43	5.21
10 years	10.18	9.91	9.66
Lifetime (since April 30, 1997)	9.23	8.96	8.70
Expense ratios	.56	.81	1.06	[1]

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2013. See the Financial Highlights table in this report for details.

The index is unmanaged and, therefore, has no expenses.

[1]	The expense ratio for Class 4 shares is estimated.
[2]	The MSCI index result reflects dividends net of withholding taxes.

American Funds Insurance Series	3

Global Small Capitalization Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Small Capitalization Fund gained 8.97% for the six months ended June 30, 2013, beating its benchmark, the MSCI All Country World Small Cap Index, which rose 8.77%,1 and its peer group, the Lipper Global Small-Cap Funds Average, which was up 8.40%.

Global macroeconomic news has gradually improved. The U.S. equity markets rose as a boost in auto sales and the housing market fueled some investor optimism. Europe continued to muddle through its recession, and growth in China has slowed.

The fund had a lower concentration in the countries that instituted supportive monetary policies, particularly the U.S. and Japan. While effective stock selection among U.S. companies compensated for that lack of exposure, the fund’s lower concentration in Japan hurt results.

Highlighting the fund’s returns the most were holdings of “disruptive” companies, Netflix and Tesla Motors; that is, companies that change the value proposition of the industry they are in. Both companies saw their stock price double during the period.

Although the emerging markets have presented investment challenges, the fund has an outstanding global research team that will continue to locate interesting and potentially game-changing companies at favorable valuations that have the ability to succeed, even in challenging economies.

Where the fund’s assets were invested as of June 30, 2013	(percent of net assets)

Country diversification	(percent of net assets)

The Americas
United States	42.8%
Canada	1.3
Brazil	1.2
Other	.7
46.0

Asia/Pacific Basin
China	7.9
Hong Kong	5.6
Philippines	4.4
Japan	3.1
South Korea	2.4
India	2.2
Thailand	1.7
Singapore	1.2
Other	2.7
31.2

Europe
United Kingdom	8.5
Ireland	2.1
Germany	1.2
Other	4.4
16.2

Other regions
Other	.1

Short-term securities & other assets less liabilities	6.5

Total	100.0%

Average annual total returns based on a $1,000 investment for periods ended June 30, 2013

	Class 1	Class 2	Class 4
1 year	21.51%	21.21%	21.02%
5 years	2.01	1.75	1.52
10 years	11.24	10.96	10.70
Lifetime (since April 30, 1998)	9.59	9.33	9.05
Expense ratios	.75	1.00	1.25	[2]

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2013. See the Financial Highlights table in this report for details.

The index is unmanaged and, therefore, has no expenses.

[1]	The MSCI index result reflects dividends net of withholding taxes.
[2]	The expense ratio for Class 4 shares is estimated.

4	American Funds Insurance Series

Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Growth Fund gained 10.18% for the six months ended June 30, 2013, while the S&P 500 rose 13.82%.

U.S. stocks reached record highs in April and May before a selloff in June, triggered by uncertainty about the Federal Reserve’s bond-buying program.

The fund’s best results during the period came from the health care sector, where several U.S. biotechnology companies were particularly strong. Some holdings in the financials, industrials and information technology sectors also did well.

The fund’s weakest sector was materials, where mining and construction companies continued to suffer from sluggish demand. Energy company holdings were hurt by lower oil prices. Some holdings in the consumer discretionary sector also held back results. The fund’s cash holdings were a hindrance in the rising U.S. market.

Markets outside the U.S. were generally weak, but some international investments had a positive impact on the fund’s results. Holdings in the Netherlands, Ireland, Japan and Switzerland had strong gains, while investments in Canada and the United Kingdom declined.

As global uncertainty lingers, the fund’s portfolio managers are confident they can continue to find companies with long-term growth prospects at good valuations.

Where the fund’s assets were invested as of June 30, 2013	(percent of net assets)

Average annual total returns based on a $1,000 investment for periods ended June 30, 2013

	Class 1	Class 2	Class 3	Class 4
1 year	20.37%	20.06%	20.17%	19.96%
5 years	4.81	4.55	4.62	4.32
10 years	8.26	7.99	8.06	7.74
Lifetime (since February 8, 1984)	12.37	12.06	12.16	11.81
Expense ratios	.35	.60	.53	.85	[1]

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2013. See the Financial Highlights table in this report for details.

The index is unmanaged and, therefore, has no expenses.

[1]	The expense ratio for Class 4 shares is estimated.

American Funds Insurance Series	5

International Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

International Fund rose 3.33% for the six months ended June 30, 2013, beating its benchmark index, the MSCI ACWI (All Country World Index) ex USA, which lost 0.04%.1 The fund’s peer group, as measured by the Lipper International Funds Index, increased 3.27%.

The most impactful macroeconomic narratives for the fund were the continuing prospects of a U.S. recovery, and monetary and fiscal policies in Japan, which have boosted the Japanese stock market precipitously.

Despite a lower exposure to Japan than the index, the large holding in SOFTBANK, a Japanese telecommunications and internet corporation, compensated for the lower concentration in that country.

Offsetting gains was a weakness in emerging markets, which was a function of the Chinese economy slowing down and a liquidity squeeze as the U.S. dollar strengthened. European austerity measures have improved those countries’ balance sheets, but there is not a lot of growth, which may prompt more intervention from the European Central Bank.

The fund’s portfolio managers are optimistic for continuing recovery in Japan, and as the emerging markets have sold off, valuations may become more attractive, which means buying opportunities in emerging market companies may arise.

Where the fund’s assets were invested as of June 30, 2013	(percent of net assets)

Country diversification	(percent of net assets)

Europe
Germany	11.5%
Switzerland	8.8
United Kingdom	7.8
France	7.7
Russia	2.7
Denmark	2.2
Belgium	2.1
Netherlands	1.8
Sweden	1.1
Other	2.7
48.4

Asia/Pacific Basin
Japan	11.1
Hong Kong	9.3
China	6.6
India	6.3
South Korea	5.8
Thailand	2.0
Indonesia	1.3
Other	1.6
44.0

Other regions
Israel	1.7
South Africa	1.3
3.0

The Americas
United States	1.1
Other	.8
1.9
Short-term securities & other assets less liabilities	2.7

Total	100.0%

Average annual total returns based on a $1,000 investment for periods ended June 30, 2013

	Class 1	Class 2	Class 3	Class 4
1 year	16.91%	16.69%	16.76%	16.58%
5 years	1.33	1.09	1.15	0.87
10 years	9.60	9.33	9.40	9.08
Lifetime (since May 1, 1990)	8.34	8.07	8.15	7.81
Expense ratios	.54	.79	.72	1.04	[2]

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2013. See the Financial Highlights table in this report for details.

The market index is unmanaged and, therefore, has no expenses.

[1]	The MSCI index result reflects dividends net of withholding taxes.
[2]	The expense ratio for Class 4 shares is estimated.

6	American Funds Insurance Series

New World Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

New World Fund declined 2.37% for the six months ended June 30, 2013. The MSCI ACWI (All Country World Index) gained 6.05%,2 while the MSCI Emerging Markets Index lost 9.57%.2

Macroeconomic issues that adversely affected the fund included a continuing weak economy in Europe; China’s slowing growth, which hurts emerging markets that rely on Chinese trade and growth; and the strengthening U.S. dollar, which puts pressure on emerging markets.

A macroeconomic bright spot was the quantitative easing in Japan, which helped boost the Japanese stock market. Helping fund returns most was the rise in stock price of SOFTBANK, whose deal to acquire 70% of Sprint Nextel for $20.1 billion was approved by the Federal Communications Commission.

Consumer staples and consumer discretionary holdings were mixed, somewhat due to country of domicile. China-based Ctrip.com International, an online travel agency website, and Magnit, a Russian retailer, each benefited fund results. A pair of South Africa-based retailers, Shoprite Holdings and Truworths International, was a drag on returns.

Emerging markets as an asset class have been weak of late, but many of the fund’s individual holdings have been additive. Despite the recent pressure on emerging markets, there are still opportunities that the fund’s investment professionals are dedicated to locating.

Where the fund’s assets were invested as of June 30, 2013	(percent of net assets)

Country diversification	(percent of net assets)

Asia/Pacific Basin
Japan	9.7%
India	5.6
China	4.6
Hong Kong	4.0
Philippines	3.6
Australia	2.8
Taiwan	1.9
Indonesia	1.5
Other	1.6
35.3

Europe
United Kingdom	7.1
Russia	4.0
France	3.6
Switzerland	3.1
Denmark	1.4
Portugal	1.4
Slovenia	1.2
Spain	1.2
Belgium	1.0
Other	4.2
28.2

The Americas
United States	13.7
Mexico	4.2
Canada	3.2
Brazil	1.2
Other	3.0
25.3

Other regions
South Africa	6.5
Other	.6
7.1

Short-term securities & other assets less liabilities	4.1

Total	100.0%

Average annual total returns based on a $1,000 investment for periods ended June 30, 2013

	Class 1	Class 2	Class 4
1 year	10.12%	9.84%	9.73%
5 years	2.22	1.96	1.74
10 years	12.42	12.15	11.88
Lifetime (since June 17, 1999)	9.12	8.85	8.59
Expense ratios	.79	1.04	1.29	[1]

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2013. See the Financial Highlights table in this report for details.

The indexes are unmanaged and, therefore, have no expenses.

[1]	The expense ratio for Class 4 shares is estimated.
[2]	Results for MSCI indexes reflect dividends net of withholding taxes.

American Funds Insurance Series	7

Blue Chip Income and Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Blue Chip Income and Growth Fund rose 14.47% for the six months ended June 30, 2013, outpacing its benchmark index, the S&P 500, which gained 13.82%. The fund’s peer group, as measured by the Lipper Growth & Income Funds Index, increased 10.76%.

The U.S. stock market continued its steady climb due to strong corporate earnings and quantitative easing from the Federal Reserve. The fund was boosted by its information technology holdings, led by the rise in stock price of Hewlett-Packard. The fund had a large exposure in health care, which contributed positively to results, buoyed most by Gilead Sciences.

Industrial companies helped absolute results and beat the return of the index as did financial companies; however, the fund held a lower concentration of financials because the dividends provided have not returned to levels suitable to the fund’s dividend-paying objective. Energy stocks were a relative drag on returns as those companies have tracked the commodity prices, but have lagged the stock market.

As the U.S. economy gradually strengthens, there still is the looming withdrawal of the Federal Reserve’s stimulus. However, any selloffs can provide opportunities for the fund’s portfolio managers to locate strong companies at favorable valuations.

Where the fund’s assets were invested as of June 30, 2013	(percent of net assets)

Average annual total returns based on a $1,000 investment for periods ended June 30, 2013

	Class 1	Class 2	Class 4
1 year	20.46%	20.11%	20.19%
5 years	7.08	6.80	6.60
10 years	7.12	6.85	6.62
Lifetime (since July 5, 2001)	4.17	3.90	3.67
Expense ratios	.43	.68	.93	[1]

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2013. See the Financial Highlights table in this report for details.

The market index is unmanaged and, therefore, has no expenses.

[1]	The expense ratio for Class 4 shares is estimated.

8	American Funds Insurance Series

Global Growth and Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Growth and Income Fund gained 7.27% for the six months ended June 30, 2013, compared with a 6.05%2 return for the MSCI ACWI (All Country World Index).

After a strong first quarter, many stock markets struggled in the second half of the period. The robust U.S. market was the primary contributor to the fund’s return. Holdings in France, Japan and the United Kingdom also added value. The fund’s holdings in emerging markets generally detracted from results — South Africa was weakest, followed by China, India and Mexico. In developed countries, holdings in Canada and Singapore lost ground.

The fund’s five largest industry sectors all had double-digit returns for the period. Industrials gained the most, followed by consumer discretionary, health care, information technology and financials.

The materials sector had the fund’s poorest results, as companies struggled with low demand. Mining companies were particularly hard hit; four were among the fund’s five weakest holdings on a relative basis. Holdings in telecommunication services were also a slight drag on results.

Despite an uncertain global outlook, the fund’s portfolio managers continue to find opportunities for long-term investors at reasonable valuations.

Where the fund’s assets were invested as of June 30, 2013	(percent of net assets)

Country diversification	(percent of net assets)

The Americas
United States	47.2%
Canada	2.8
Mexico	.7
50.7

Europe
United Kingdom	8.5
France	5.9
Germany	3.0
Switzerland	2.4
Netherlands	1.1
Other	1.3
22.2

Asia/Pacific Basin
Japan	5.7
Taiwan	4.6
Hong Kong	2.0
China	2.0
Singapore	1.7
Australia	1.5
Other	2.9
20.4

Other regions
South Africa	2.1

Bonds, notes & other debt instruments, short-term securities & other assets less liabilities	4.6

Total	100.0%

Average annual total returns based on a $1,000 investment for periods ended June 30, 2013

	Class 1	Class 2	Class 4
1 year	19.74%	19.40%	19.38%
5 years	4.29	4.03	3.81
Lifetime (since May 1, 2006)	4.77	4.49	4.27
Expense ratios	.62	.87	1.12	[1]

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2013. See the Financial Highlights table in this report for details.

The index is unmanaged and, therefore, has no expenses.

[1]	The expense ratio for Class 4 shares is estimated.
[2]	The MSCI index result reflects dividends net of withholding taxes.

American Funds Insurance Series	9

Growth-Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Growth-Income Fund gained 11.75% for the six months ended June 30, 2013, compared with a 13.82% increase for the S&P 500.

U.S. stocks had strong gains in the first quarter, reaching record highs in April and May before falling back in June.

All but one of the fund’s industry sectors gained during the period, with information technology having a significant positive impact. Microsoft, a top 10 holding at June 30, was one of the main contributors with a 31.3% gain. The fund also benefited from the portfolio managers locking in gains while gradually trimming holdings in Apple, which was the fund’s largest holding 12 months ago.

Several other sectors posted double-digit gains, including health care, the fund’s largest at June 30, consumer discretionary and industrials. The fund’s weakest sector was materials, which declined slightly as demand remained sluggish.

The fund’s holdings in cash held back results in the rising market, though they were reduced from 10.4% of assets to 5.6% during the period.

Despite ongoing market uncertainty, the portfolio managers continue to be optimistic about the long-term outlook for the type of U.S. growth-and-income companies in which the fund invests.

Where the fund’s assets were invested as of June 30, 2013	(percent of net assets)

Average annual total returns based on a $1,000 investment for periods ended June 30, 2013

	Class 1	Class 2	Class 3	Class 4
1 year	21.36%	21.03%	21.12%	20.92%
5 years	5.94	5.67	5.74	5.44
10 years	7.08	6.81	6.88	6.56
Lifetime (since February 8, 1984)	10.97	10.66	10.77	10.42
Expense ratios	.29	.54	.47	.79	[1]

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2013. See the Financial Highlights table in this report for details.

The index is unmanaged and, therefore, has no expenses.

[1]	The expense ratio for Class 4 shares is estimated.

10	American Funds Insurance Series

International Growth and Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

International Growth and Income Fund gained 3.85% for the six months ended June 30, 2013, compared with a 0.04%2 loss for the MSCI ACWI (All Country World Index) ex USA.

After a strong first quarter, stock markets outside the U.S. were generally weak in the second half of the period. Developing countries fared the worst.

The fund’s strongest sector was telecommunication services, which included the portfolio’s top contributor in Japan’s SOFTBANK. Low exposure to the weak materials sector helped the fund avoid widespread losses in the mining industry.

On a country basis, the fund’s highest returns came from Japan, the Netherlands and Italy. Holdings in the United Kingdom — 23.6% of assets at June 30 — had a significant positive impact on results. The gains in Japanese holdings were muted by the fund’s relatively low exposure, a result of its focus on stocks with good dividend yields.

The fund also benefited from relatively low exposure to emerging markets, which bore the brunt of the investor selloff following speculation about an end to quantitative easing. As the global economic outlook remains uncertain, the portfolio managers continue to maintain a conservative approach.

Where the fund’s assets were invested as of June 30, 2013	(percent of net assets)

Country diversification	(percent of net assets)

Europe
United Kingdom	23.6%
France	7.5
Switzerland	5.6
Germany	5.3
Sweden	4.5
Portugal	3.1
Russia	2.4
Netherlands	1.6
Spain	1.4
Denmark	1.2
Belgium	1.1
Other	2.2
59.5

Asia/Pacific Basin
Hong Kong	5.9
Japan	5.3
Australia	2.7
Singapore	2.0
South Korea	1.8
Indonesia	1.5
Taiwan	1.5
China	1.4
India	1.4
Thailand	1.3
Other	.1
24.9

The Americas
United States	4.7
Canada	1.1
Other	.8
6.6

Other regions
Israel	1.1
Other	1.3
2.4

Short-term securities & other assets less liabilities	6.6

Total	100.0%

Average annual total returns based on a $1,000 investment for periods ended June 30, 2013

	Class 1	Class 2	Class 4
1 year	14.15%	13.84%	13.82%
Lifetime (since November 18, 2008)	13.97	13.69	13.46
Expense ratios	.74	.99	1.24	[1]

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2013. See the Financial Highlights table in this report for details.

The index is unmanaged and, therefore, has no expenses.

[1]	The expense ratio for Class 4 shares is estimated.
[2]	The MSCI index result reflects dividends net of withholding taxes.

American Funds Insurance Series	11

Asset Allocation Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Asset Allocation Fund — a mix of stocks and bonds — gained 10.20% for the six months ended June 30, 2013. The benchmark index for the fund’s equity portfolio, the S&P 500, rose 13.82%, while the Barclays U.S. Aggregate Index, which measures U.S. investment-grade bonds, declined 2.44%. The 60/40 S&P/ Barclays Index gained 7.09%.1

U.S. stocks started the year strongly, reaching record highs in April and May, before falling in June on concerns that the Federal Reserve might start to taper its quantitative easing program.

All industry sectors were positive for the fund during the period. The three largest sectors at June 30 — financials, consumer discretionary and health care — had strong gains. The fund’s second-smallest sector, telecommunication services, had the highest return due mainly to Japanese mobile telephone and internet provider SOFTBANK, which completed its purchase of U.S. mobile carrier Sprint after the close of the period.

Overall, holdings outside the U.S. added to results. The fund’s holdings in cash, which reflect the portfolio managers’ cautious approach while markets remain uncertain, were a drag on results.

The portfolio managers continue to emphasize investments in stocks, which accounted for 68.6% of assets at June 30, while bonds and other securities were at 22.0% and cash at 9.4%.

Where the fund’s assets were invested as of June 30, 2013	(percent of net assets)

Average annual total returns based on a $1,000 investment for periods ended June 30, 2013

	Class 1	Class 2	Class 3	Class 4
1 year	19.01%	18.67%	18.84%	18.68%
5 years	6.64	6.37	6.45	6.16
10 years	7.68	7.42	7.49	7.17
Lifetime (since August 1, 1989)	8.43	8.14	8.23	7.90
Expense ratios	.31	.56	.49	.81	[2]

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2013. See the Financial Highlights table in this report for details.

The indexes are unmanaged and, therefore, have no expenses.

[1]	The 60/40 S&P/Barclays Index blends the S&P 500 with the Barclays U.S. Aggregate Index by weighting their total returns at 60% and 40%, respectively. Its result assumes the blend is rebalanced monthly.
[2]	The expense ratio for Class 4 shares is estimated.

12	American Funds Insurance Series

Global Balanced Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Balanced Fund — a blend of stocks and bonds — rose 2.61% for the six months ended June 30, 2013. The MSCI ACWI (All Country World Index), which measures global stocks, gained 6.05%2; the Barclays Global Aggregate Index, a measure of investment-grade bonds, lost 4.83%; and the 60/40 MSCI/ Barclays Index increased 1.62%.2 The fund’s peer group, the Lipper Global Flexible Portfolio Funds Index, was up 2.87%.

Equities benefited from supportive monetary policies in key economies and generally strong corporate earnings. Holdings of companies in health care and information technology boosted the fund’s equity results, the latter led by the rise in stock price of ASML Holding, a Dutch company that supplies photolithography machines for semiconductors.

In the fixed-income segment of the fund, corporate credit helped mitigate losses, but bond holdings were an overall drag to results. The generally stable-to-stronger U.S. dollar meant low returns in the fund’s multicurrency portfolio.

Looking forward, there is potential concern for macroeconomic shocks such as Europe flaring up again with structural debt problems, or a more aggressive slowdown in China. Yet, generally, corporate profits are good, balance sheets have improved, and valuations are modest. The trend in fixed income is rising interest rates, though this may create buying opportunities.

Where the fund’s assets were invested as of June 30, 2013	(percent of net assets)

Five largest sectors in common stock holdings	(percent of net assets)

Consumer staples	8.7%
Financials	8.6
Information technology	7.9
Consumer discretionary	7.2
Health care	6.7

Currency diversification	(percent of net assets)

	Equity securities	Bonds & notes	Forward Currency contracts	Short-term securities & other assets less liabilities	Total
U.S. dollars	31.5%	16.0%	.6%	6.7%	54.8%
Euros	9.4	4.5	(.2)	—	13.7
Japanese yen	3.5	2.3	.4	—	6.2
British pounds	5.3	.5	(.3)	—	5.5
Hong Kong dollars	2.9	—	—	—	2.9
Swiss francs	2.3	—	—	—	2.3
Swedish kronor	.5	1.1	—	—	1.6
Canadian dollars	1.3	.3	—	—	1.6
Mexican pesos	—	1.7	(.2)	—	1.5
Thai baht	1.5	—	—	—	1.5
Other currencies	4.8	3.9	(.3)	—	8.4
					100.0%

Average annual total returns based on a $1,000 investment for periods ended June 30, 2013

	Class 1	Class 2	Class 4
1 year	10.59%	10.28%	10.25%
Lifetime (since May 2, 2011)	4.03	3.76	3.60
Expense ratios	.72	.97	1.22	[1]

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are as of the fund’s prospectus dated May 1, 2013. See the Financial Highlights table in this report for details.

The market indexes are unmanaged and, therefore, have no expenses.

[1]	The expense ratio for Class 4 shares is estimated.
[2]	The MSCI index result reflects dividends net of withholding taxes. The 60/40 MSCI/Barclays Index blends the MSCI ACWI (All Country World Index) with the Barclays Global Aggregate Index by weighting their total returns at 60% and 40%, respectively. Its result assumes the blend is rebalanced monthly.

American Funds Insurance Series	13

Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Bond Fund declined 2.65% for the six months ended June 30, 2013. The fund’s benchmark index, the Barclays U.S. Aggregate Index, was down 2.44%, while its peer group, the Lipper Intermediate Investment Grade Debt Funds Average, decreased 2.56%.

From January to April, the credit markets benefited from historically low interest rates and the Federal Reserve’s continuing $85 billion monthly asset purchase programs. However, in May, rates increased in anticipation that the Fed would taper off its accommodative policies. This sparked a large selloff in Treasuries, which was the biggest drag on fund results. Agency mortgage-backed securities and U.S. government inflation-linked bonds also detracted.

High-yield bonds were a bright spot for the fund as corporate bond holdings in hotels, restaurants & leisure and wireless telecommunication services were positive contributors, while oil, gas & consumable fuels offset those gains.

As the Fed diminishes its supportive monetary policies, it may indicate whether the U.S. economy can flourish on its own, or if those policies played a critical role. The economy could slow, and interest rates could rise. However, this can provide investors with an opportunity to generate income, which can act as a counterbalance to equities in a balanced portfolio.

Where the fund’s assets were invested as of June 30, 2013	(percent of net assets)

Average annual total returns based on a $1,000 investment for periods ended June 30, 2013

	Class 1	Class 2	Class 4
1 year	–0.20%	–0.46%	–0.61%
5 years	3.77	3.51	3.27
10 years	4.09	3.82	3.58
Lifetime (since January 2, 1996)	5.18	4.92	4.67
Expense ratios	.39	.64	.89	[1]

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2013. See the Financial Highlights table in this report for details.

The index is unmanaged and, therefore, has no expenses.

[1]	The expense ratio for Class 4 shares is estimated.

14	American Funds Insurance Series

Global Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Bond Fund declined 5.05% for the six months ended June 30, 2013, while the Barclays Global Aggregate Index lost 4.83%.

Most bond markets outside the United States were stable through May until the Federal Reserve suggested it might start to reduce its quantitative easing program later this year. Bond markets subsequently fell across the board. Emerging market bonds fared the worst in the selloff, with commodity-producing countries hit the hardest.

During the selloff, the U.S. dollar began to strengthen, particularly against currencies of countries such as Brazil, Turkey and South Africa, which have current account deficits. The Japanese yen declined 13.0% against the U.S. dollar during the period; the euro was down 1.4%.

Though the fund was cautiously positioned, spread widening and the strength of the dollar hurt results.

The fund’s portfolio managers believe the global repricing of bond yields has opened up many opportunities to find securities that can produce attractive returns during the second half of the year.

Where the fund’s assets were invested as of June 30, 2013	(percent of net assets)

		(percent of net assets)

Currency weighting (after hedging) by country

United States[1]		49.5%
EMU[2]		15.8
Japan		13.4
Mexico		4.0
Poland		3.0
Sweden		2.8
South Korea		1.9
Norway		1.8
Canada		1.3
Hungary		1.1
Malaysia		1.0
United Kingdom		1.0
Israel		.7
Australia		.7
Chile		.4
South Africa		.4
Singapore		.3
Other		.9
Total		100.0%

Non-U.S. government bonds by country

EMU[2]:
Spain	6.0%
Portugal	3.3
Germany	3.1
Ireland	1.9
Belgium	1.7
Other	2.6	18.6%

Japan		7.6
Mexico		4.0
Poland		3.4
Sweden		2.8
Hungary		2.1
South Korea		1.9
United Kingdom		1.8
Norway		1.8
Canada		1.5
Other		6.0
Total		51.5%

Average annual total returns based on a $1,000 investment for periods ended June 30, 2013

	Class 1	Class 2		Class 4
1 year	–1.78%	–2.00%		–2.08%
5 years	4.22	3.98		3.74
Lifetime (since October 4, 2006)	5.47	5.21	[3]	4.98
Expense ratios	.56	.81		1.06	[4]

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2013. See the Financial Highlights table in this report for details.

The index is unmanaged and, therefore, has no expenses.

[1]	Includes U.S. dollar-denominated debt of other countries, totaling 13.7%.
[2]	European Monetary Union consists of Austria, Belgium, Cyprus, Estonia, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Malta, the Netherlands, Portugal, Slovakia, Slovenia and Spain. Euro-denominated debt includes corporate and European government debt.
[3]	Global Bond Fund Class 2 shares were first sold on November 6, 2006. Results prior to that date are hypothetical based on Class 1 share results adjusted for estimated additional annual expenses of 0.25%.
[4]	The expense ratio for Class 4 shares is estimated.

American Funds Insurance Series	15

High-Income Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

High-Income Bond Fund gained 1.27% for the six months ended June 30, 2013. The fund’s benchmark, the Barclays U.S. Corporate High Yield 2% Issuer Capped Index, increased 1.42%, while its peer group, the Lipper High Yield Funds Index, was up 1.68%.

The fund had a strong first quarter as interest rates remained historically low, and the search for yield drew many investors to high yield. More recently, Treasuries sold off as interest rates started to normalize based on forecasts that Federal Reserve policy would be less accommodative.

The fund’s loan holdings have been positive contributors due to shorter duration, higher quality and floating rates. Non-U.S. holdings detracted from fund results for the six months.

Underlying fundamentals in high yield remain strong; defaults are low, credit quality is solid though not improving, corporate liquidity is good, and spreads are fair compared to longer term averages.

A stronger economy — usually a catalyst for rising rates — tends to be good for corporate issuers, allowing spreads to narrow. Going forward, returns in high yield face the possibility of headwinds from rising rates, but shorter duration and decent fundamentals suggest that high yield may be able to provide consistent income and better returns than other segments of fixed income.

Where the fund’s assets were invested as of June 30, 2013	(percent of net assets)

Average annual total returns based on a $1,000 investment for periods ended June 30, 2013

	Class 1	Class 2	Class 3	Class 4
1 year	8.72%	8.47%	8.50%	8.38%
5 years	8.01	7.76	7.82	7.51
10 years	7.29	7.03	7.10	6.78
Lifetime (since February 8, 1984)	9.48	9.13	9.28	8.94
Expense ratios	.48	.73	.66	.98	[1]

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2013. See the Financial Highlights table in this report for details.

The market index is unmanaged and, therefore, has no expenses.

[1]	The expense ratio for Class 4 shares is estimated.

16	American Funds Insurance Series

Mortgage Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Mortgage Fund declined 1.74% for the six months ended June 30, 2013, while the Barclays U.S. Mortgage-Backed Securities Index fell 2.01%.

The first half of the year was a challenging period for the mortgage market. Yields increased by about 1.0%, most of which came after the Federal Reserve said that it might start reducing its purchases of mortgage-backed securities this September.

On a relative basis, the fund was less exposed to 30-year mortgages, which suffered the most when yields increased. As 30-year mortgages cheapened relative to 15-year loans, the fund moved about 10% of assets from 15-year mortgages into 30-year securities.

The fund’s portfolio managers also invested about 5% of assets in Treasury Inflation-Protected Securities (TIPS), which have become significantly cheaper as inflation expectations have fallen.The portfolio managers expect the TIPS to provide some protection against a rise in realized inflation and inflation expectations.

The outlook for the mortgage market remains challenging. The portfolio managers expect markets in general, and the mortgage market in particular, to be quite volatile. Given the recent cheapening, mortgage valuations are now reasonable and the fund has a more neutral stance, but the portfolio managers are ready to add mortgage risk if yields increase further.

Where the fund’s assets were invested as of June 30, 2013	(percent of net assets)

Breakdown of mortgage-backed obligations		(percent of net assets)

30-year pass-throughs:
Fannie Mae	22.3%
Freddie Mac	14.9
Ginnie Mae	24.5	61.7%
15-year pass-throughs		4.2
Other		11.2
Total		77.1%

Average annual total returns based on a $1,000 investment for periods ended June 30, 2013

	Class 1	Class 2	Class 4
1 year	–0.80%	–1.10%	–1.02%
Lifetime (since May 2, 2011)	2.66	2.38	2.28
Expense ratios	.45	.70	.95	[1]

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are as of the fund’s prospectus dated May 1, 2013. See the Financial Highlights table in this report for details.

The index is unmanaged and, therefore, has no expenses.

[1]	The expense ratio for Class 4 shares is estimated.

American Funds Insurance Series	17

U.S. Government/AAA-Rated Securities Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

U.S. Government/AAA-Rated Securities Fund declined 2.45% for the six months ended June 30, 2013. The Barclays U.S. Government/Mortgage-Backed Securities Index lost 2.02%.

After losing ground in January, U.S. bond markets rallied in response to the weak economy and concerns about the impact of tight fiscal policy. During this period, mortgages held up better, though index-linked bonds began to weaken.

The fund’s short duration helped in the second quarter when bond yields started to rise. The rise was initially a reaction to relief that the economy did not slow when the legislation that forced spending cuts took effect. Later, the rise was fueled by speculation that the Federal Reserve might start to reduce its quantitative easing program.

Mortgage spreads widened in the second quarter as many bond investors worried about the consequences of a reduction in the Fed’s bond-buyback program.

The fund’s portfolio managers expect that bond yields will likely rise gradually in coming years, which will weaken returns. In the short run, intermediate bonds are starting to look attractive after the selloff. It is worth remembering that returns can still be positive if rates increase gradually. The portfolio managers move to shorter bonds when they believe the risk of higher yields is rising.

Where the fund’s assets were invested as of June 30, 2013	(percent of net assets)

Breakdown of mortgage-backed obligations		(percent of net assets)

30-year pass-throughs:
Fannie Mae	21.0%
Freddie Mac	4.1
Ginnie Mae	10.3	35.4%
15-year pass-throughs		3.7
Other		6.4
Total		45.5%

Average annual total returns based on a $1,000 investment for periods ended June 30, 2013

	Class 1	Class 2	Class 3	Class 4
1 year	–1.72%	–1.99%	–1.92%	–1.94%
5 years	4.56	4.31	4.38	4.10
10 years	4.07	3.82	3.89	3.58
Lifetime (since December 2, 1985)	6.48	6.17	6.29	5.96
Expense ratios	.34	.59	.52	.84	[1]

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008, and July 1, 2010, through December 31, 2010. Applicable fund results shown reflect the waivers, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2013. See the Financial Highlights table in this report for details.

The index is unmanaged and, therefore, has no expenses.

[1]	The expense ratio for Class 4 shares is estimated.

18	American Funds Insurance Series

Cash Management Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. An investment in Cash Management Fund is not insured or guaranteed by the FDIC or any other government agency. It is important to remember that the fund is not managed to maintain a stable net asset value at $1.00 per share. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Cash Management Fund declined 0.18% for the six months ended June 30, 2013.

Interest rates remained unusually low during the period, so the fund’s expenses continued to exceed its income. In July, the Federal Reserve announced that it would keep short-term interest rates at record lows, at least until unemployment falls to 6.5%.

As we have noted in recent reports, the fund does not guarantee a stable net asset value, so negative returns during periods of low interest rates are not unexpected.

Where the fund’s assets were invested as of June 30, 2013	(percent of net assets)

Federal agency discount notes	38.6%
Commercial paper	35.9
U.S. Treasuries	22.1
Discount notes	3.9
Other assets less liabilities	(.5)
Total	100.0%

Average annual total returns based on a $1,000 investment for periods ended June 30, 2013

	Class 1	Class 2	Class 3	Class 4
1 year	–0.18%	–0.45%	–0.44%	–0.49%
5 years	0.02	–0.23	–0.17	–0.44
10 years	1.52	1.27	1.33	1.03
Lifetime (since February 8, 1984)	4.03	3.74	3.85	3.52
Expense ratios	.34	.59	.52	.84	[1]

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2013. See the Financial Highlights table in this report for details.

As of June 30, 2013, Cash Management Fund’s annualized seven-day SEC yield was –0.28% for Class 1 shares; –0.53% for Class 2 shares; –0.46% for Class 3 shares; and –0.34% for Class 4 shares. The fund’s yield more accurately reflects the fund’s current earnings than do the fund’s returns.

[1]	The expense ratio for Class 4 shares is estimated.

American Funds Insurance Series	19

Managed Risk Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Managed Risk Growth Fund gained 0.80% for the two months from its inception on May 1, 2013, through June 30, 2013. Over the same period, the S&P 500 rose 1.92%.

Managed Risk Growth Fund pursues its objective by investing in shares of American Funds Insurance Series Growth Fund while seeking to manage portfolio volatility and provide downside protection primarily through the use of exchange-traded futures contracts.

The fund began during a volatile period for U.S. stocks. Record highs in April and May were followed by a sudden selloff after suggestions by the Federal Reserve that it might reduce its bond-buying program. As fears intensified, the fund’s portfolio managers applied more hedge positions to help reduce volatility.

The benefit of the fund’s risk management strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, this fund’s results can be expected to lag those of the underlying fund, as was the case during the past two months.

Cumulative total returns based on a $1,000 investment for periods ended June 30, 2013

	Class P1		Class P2
Lifetime (since May 1, 2013)	0.80%		0.80%
Gross expense ratio	0.97	[1]	1.22	[1]
Net expense ratio	0.81	[1]	1.06	[1]

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are estimated as of the fund’s prospectus dated May 1, 2013. The investment adviser is currently waiving a portion of its management fee equal to 0.05% of the fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of the other expenses so that they will not exceed 0.28%. Investment results and net expense ratios shown reflect the waiver and reimbursements, without which the results would have been lower and the expenses would have been higher. After May 1, 2014, the adviser may modify or terminate the waiver, but only with fund board approval. The adviser has committed to retain any reimbursements only through May 1, 2014. See the Financial Highlights table in this report for details.

The index is unmanaged and, therefore, has no expenses.

[1]	Based on estimated amounts for the current fiscal year.

Milliman Financial Risk Management LLC serves as the sub-adviser with respect to the management of the fund’s managed risk strategy.

20	American Funds Insurance Series

Managed Risk International Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Managed Risk International Fund declined 2.00% for the two months from its inception on May 1, 2013, through June 30, 2013. Over the same period, the MSCI ACWI (All Country World Index) ex USA fell 6.30%.2

Managed Risk International Fund pursues its objective by investing in shares of American Funds Insurance Series International Fund while seeking to manage portfolio volatility and provide downside protection primarily through the use of exchange-traded futures contracts.

The fund began during a volatile period for international stocks. European markets lost ground amid concerns about the euro zone’s protracted recession and uncertainty about the future of the Federal Reserve’s bond-buyback program. As fears intensified, the fund’s portfolio managers increased hedge positions to help reduce volatility.

The benefit of the fund’s risk management strategy should be most apparent during periods of high volatility and in down markets, as was the case during the past two months. In steady or rising markets, this fund’s results can be expected to lag those of the underlying fund.

Cumulative total returns based on a $1,000 investment for periods ended June 30, 2013

	Class P1		Class P2
Lifetime (since May 1, 2013)	–2.00%		–2.00%
Gross expense ratio	1.14	[1]	1.39	[1]
Net expense ratio	0.98	[1]	1.23	[1]

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are estimated as of the fund’s prospectus dated May 1, 2013. The investment adviser is currently waiving a portion of its management fee equal to 0.05% of the fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of the other expenses so that they will not exceed 0.28%. Investment results and net expense ratios shown reflect the waiver and reimbursements, without which the results would have been lower and the expenses would have been higher. After May 1, 2014, the adviser may modify or terminate the waiver, but only with fund board approval. The adviser has committed to retain any reimbursements only through May 1, 2014. See the Financial Highlights table in this report for details.

The index is unmanaged and, therefore, has no expenses.

[1]	Based on estimated amounts for the current fiscal year.
[2]	The MSCI index result reflects dividends net of withholding taxes.

Milliman Financial Risk Management LLC serves as the sub-adviser with respect to the management of the fund’s managed risk strategy.

American Funds Insurance Series	21

Managed Risk Blue Chip Income and Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Managed Risk Blue Chip Income and Growth Fund gained 0.10% for the two months from its inception on May 1, 2013, through June 30, 2013. Over the same period, the S&P 500 rose 1.92%.

Managed Risk Blue Chip Income and Growth Fund pursues its objective by investing in shares of American Funds Insurance Series Blue Chip Income and Growth Fund while seeking to manage portfolio volatility and provide downside protection primarily through the use of exchange-traded futures contracts.

The fund began during a volatile period for U.S. stocks. Record highs in April and May were followed by a sudden selloff after suggestions by the Federal Reserve that it might reduce its bond-buying program. As fears intensified, the fund’s portfolio managers applied more hedge positions to help reduce volatility.

The benefit of the fund’s risk management strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, this fund’s results can be expected to lag those of the underlying fund, as was the case during the past two months.

Cumulative total returns based on a $1,000 investment for periods ended June 30, 2013

	Class P1		Class P2
Lifetime (since May 1, 2013)	0.10%		0.10%
Gross expense ratio	1.04	[1]	1.29	[1]
Net expense ratio	0.88	[1]	1.13	[1]

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are estimated as of the fund’s prospectus dated May 1, 2013. The investment adviser is currently waiving a portion of its management fee equal to 0.05% of the fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of the other expenses so that they will not exceed 0.28%. Investment results and net expense ratios shown reflect the waiver and reimbursements, without which the results would have been lower and the expenses would have been higher. After May 1, 2014, the adviser may modify or terminate the waiver, but only with fund board approval. The adviser has committed to retain any reimbursements only through May 1, 2014. See the Financial Highlights table in this report for details.

The index is unmanaged and, therefore, has no expenses.

[1]	Based on estimated amounts for the current fiscal year.

Milliman Financial Risk Management LLC serves as the sub-adviser with respect to the management of the fund’s managed risk strategy.

22	American Funds Insurance Series

Managed Risk Growth-Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Managed Risk Growth-Income Fund gained 0.50% for the two months from its inception on May 1, 2013, through June 30, 2013. Over the same period, the S&P 500 rose 1.92%.

Managed Risk Growth-Income Fund pursues its objective by investing in shares of American Funds Insurance Series Growth-Income Fund while seeking to manage portfolio volatility and provide downside protection primarily through the use of exchange-traded futures contracts.

The fund began during a volatile period for U.S. stocks. Record highs in April and May were followed by a sudden selloff after suggestions by the Federal Reserve that it might reduce its bond-buying program. As fears intensified, the fund’s portfolio managers applied more hedge positions to help reduce volatility.

The benefit of the fund’s risk management strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, this fund’s results can be expected to lag those of the underlying fund, as was the case during the past two months.

Cumulative total returns based on a $1,000 investment for periods ended June 30, 2013

	Class P1		Class P2
Lifetime (since May 1, 2013)	0.50%		0.50%
Gross expense ratio	0.92	[1]	1.17	[1]
Net expense ratio	0.76	[1]	1.01	[1]

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are estimated as of the fund’s prospectus dated May 1, 2013. The investment adviser is currently waiving a portion of its management fee equal to 0.05% of the fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of the other expenses so that they will not exceed 0.28%. Investment results and net expense ratios shown reflect the waiver and reimbursements, without which the results would have been lower and the expenses would have been higher. After May 1, 2014, the adviser may modify or terminate the waiver, but only with fund board approval. The adviser has committed to retain any reimbursements only through May 1, 2014. See the Financial Highlights table in this report for details.

The index is unmanaged and, therefore, has no expenses.

[1]	Based on estimated amounts for the current fiscal year.

Milliman Financial Risk Management LLC serves as the sub-adviser with respect to the management of the fund’s managed risk strategy.

American Funds Insurance Series	23

Managed Risk Asset Allocation Fund

(formerly Protected Asset Allocation Fund)

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Managed Risk Asset Allocation Fund — with exposure to a mix of stocks and bonds — gained 8.72% for the six months ended June 30, 2013. The S&P 500 rose 13.82%, while the Barclays U.S. Aggregate Index, which measures U.S. investment-grade bonds, declined 2.44%. The 60/40 S&P/Barclays Index gained 7.09%. 1

Managed Risk Asset Allocation Fund pursues its objective by investing in shares of American Funds Insurance Series Asset Allocation Fund while seeking to manage portfolio volatility and provide downside protection primarily through the use of exchange-traded futures contracts.

After a few months of relative calm, the markets became more volatile in May and June when the Federal Reserve hinted that it might cut back on its stimulus program. As fears intensified, the fund’s portfolio managers applied hedge positions to help reduce volatility.

The benefit of the fund’s risk management strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, this fund’s results can be expected to lag those of the underlying fund, as was the case during the past six months.

Cumulative total returns based on a $1,000 investment for periods ended June 30, 2013

	Class P1		Class P2
Lifetime (since September 28, 2012)	10.20%		10.03%
Gross expense ratio	0.88	[2]	1.13	[2]
Net expense ratio	0.78	[2]	1.03	[2]

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are estimated as of the fund’s prospectus dated May 1, 2013. The investment adviser is currently waiving a portion of its management fee equal to 0.05% of the fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of the other expenses so that they will not exceed 0.28%. Investment results and net expense ratios shown reflect the waiver and reimbursements, without which the results would have been lower and the expenses would have been higher. After May 1, 2014, the adviser may modify or terminate the waiver, but only with fund board approval. The adviser has committed to retain any reimbursements only through May 1, 2014. See the Financial Highlights table in this report for details.

The indexes are unmanaged and, therefore, have no expenses.

[1]	The 60/40 S&P/Barclays Index blends the S&P 500 with the Barclays U.S. Aggregate Index by weighting their total returns at 60% and 40%, respectively. Its result assumes the blend is rebalanced monthly.
[2]	Based on estimated amounts for the current fiscal year.

Milliman Financial Risk Management LLC serves as the sub-adviser with respect to the management of the fund’s managed risk strategy.

24	American Funds Insurance Series

Global Growth Fund	unaudited
Summary investment portfolio June 30, 2013

Largest individual equity securities	Percent of net assets
Novo Nordisk	3.05%
Amazon	2.99
Moody’s	2.70
SOFTBANK	2.11
Gilead Sciences	1.86
ASML Holding	1.80
Taiwan Semiconductor	1.79
Google	1.59
priceline.com	1.54
Home Depot	1.46

Common stocks — 95.13%	Shares	Value (000)	Percent of net assets
Consumer discretionary — 23.57%
Amazon.com, Inc.[1]	600,500	$166,753	2.99%
priceline.com Inc.[1]	104,000	86,022	1.54
Home Depot, Inc.	1,050,000	81,343	1.46
Toyota Motor Corp.	1,250,000	75,494	1.35
Naspers Ltd., Class N	987,500	72,926	1.31
Honda Motor Co., Ltd.	1,753,800	65,162	1.17
Liberty Global PLC, Class A1	472,041	34,969	1.05
Liberty Global PLC, Class C1	352,476	23,930
Swatch Group Ltd, non-registered shares	82,550	45,184	1.04
Swatch Group Ltd	137,000	12,909
Burberry Group PLC	2,635,000	54,144	.97
Las Vegas Sands Corp.	993,601	52,591	.94
Industria de Diseño Textil, SA	377,700	46,626	.83
HUGO BOSS AG	335,500	36,945	.66
NIKE, Inc., Class B	568,000	36,170	.65
Other securities		425,080	7.61
		1,316,248	23.57

Health care — 15.71%
Novo Nordisk A/S, Class B	1,094,200	170,524	3.05
Gilead Sciences, Inc.[1]	2,023,200	103,608	1.86
UnitedHealth Group Inc.	1,040,000	68,099	1.22
Vertex Pharmaceuticals Inc.[1]	800,000	63,896	1.14
Merck & Co., Inc.	1,134,000	52,674	.94
Bristol-Myers Squibb Co.	1,031,300	46,089	.83
Novartis AG	580,000	41,203	.74
Regeneron Pharmaceuticals, Inc.[1]	172,200	38,724	.69
Bayer AG	349,300	37,251	.67
Other securities		254,987	4.57
		877,055	15.71

Financials — 13.10%
Moody’s Corp.	2,473,900	150,735	2.70
AIA Group Ltd.	14,167,700	60,006	1.07
HSBC Holdings PLC	5,120,228	53,112	.95
Prudential PLC	2,772,434	45,330	.81
JPMorgan Chase & Co.	805,000	42,496	.76
AXA SA	1,836,463	36,084	.65
Agricultural Bank of China, Class H	85,023,000	35,079	.63
Other securities		308,845	5.53
		731,687	13.10

American Funds Insurance Series	25

Global Growth Fund

Common stocks	Shares	Value (000)	Percent of net assets
Information technology — 12.83%
ASML Holding NV (New York registered)	647,176	$51,192	1.80%
ASML Holding NV	624,897	49,308
Taiwan Semiconductor Manufacturing Co. Ltd.	23,380,000	86,590	1.79
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	750,000	13,740
Google Inc., Class A1	100,700	88,653	1.59
Nintendo Co., Ltd.	535,000	63,113	1.13
TE Connectivity Ltd.	1,016,250	46,280	.83
ASM Pacific Technology Ltd.	3,800,000	41,865	.75
Baidu, Inc., Class A (ADR)[1]	413,000	39,041	.70
TDK Corp.	1,034,000	35,707	.64
Other securities		200,890	3.60
		716,379	12.83

Industrials — 7.81%
United Technologies Corp.	775,000	72,029	1.29
Rolls-Royce Holdings PLC[1]	2,805,000	48,379	.87
Vallourec SA	860,000	43,517	.78
Geberit AG	150,000	37,208	.66
Other securities		235,233	4.21
		436,366	7.81

Consumer staples — 7.63%
Anheuser-Busch InBev NV	618,825	55,088	.99
Shoprite Holdings Ltd.	2,922,500	54,843	.98
Nestlé SA	820,000	53,781	.96
Associated British Foods PLC	1,590,000	41,958	.75
Unilever NV, depository receipts	930,000	36,625	.65
Colgate-Palmolive Co.	632,000	36,207	.65
Other securities		147,723	2.65
		426,225	7.63

Materials — 4.83%
Steel Dynamics, Inc.	3,112,332	46,405	.83
Other securities		223,054	4.00
		269,459	4.83

Energy — 3.93%
Oil Search Ltd.	6,973,952	49,302	.88
Other securities		170,254	3.05
		219,556	3.93

Telecommunication services — 3.06%
SOFTBANK CORP.	2,022,300	118,059	2.11
Other securities		52,907	.95
		170,966	3.06

26	American Funds Insurance Series

Global Growth Fund

Common stocks	Value (000)	Percent of net assets
Utilities — 0.83%
Other securities	$46,612	.83%

Miscellaneous — 1.83%
Other common stocks in initial period of acquisition	101,940	1.83

Total common stocks (cost: $4,035,330,000)	5,312,493	95.13

Bonds, notes & other debt instruments — 0.60%
U.S. Treasury bonds & notes — 0.60%
Other securities	33,584	.60

Total bonds, notes & other debt instruments (cost: $33,611,000)	33,584	.60

Short-term securities — 4.25%	Principal amount (000)
Nordea Bank Finland PLC 0.17%–0.19% due 9/6–9/24/2013[2]	$48,900	48,876	.88
Other securities		188,231	3.37

Total short-term securities (cost: $237,123,000)		237,107	4.25
Total investment securities (cost: $4,306,064,000)		5,583,184	99.98
Other assets less liabilities		1,077	.02

Net assets		$5,584,261	100.00%

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were valued under fair value procedures adopted by authority of the board of trustees. One of these securities (with a value of $1,335,000, a cost of $6,377,000, and which represented .02% of the net assets of the fund) was acquired from 9/6/2000 to 4/18/2002 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject it to legal or contractual restrictions on resale. “Other securities” also includes a security which was pledged as collateral for net losses on unsettled forward currency contracts. The total value of pledged collateral was $334,000, which represented less than .01% of the net assets of the fund.

American Funds Insurance Series	27

Global Growth Fund

Forward currency contracts

The fund has entered into forward currency contracts to sell currency as shown in the following table. The open forward currency contracts shown are generally indicative of the level of activity over the prior 12-month period.

			Contract amount		Unrealized appreciation at
	Settlement date	Counterparty	Receive (000)	Deliver (000)	6/30/2013 (000)
Sales:
Japanese yen	7/11/2013	Bank of New York Mellon	$43,644	¥4,300,000	$286
Japanese yen	7/18/2013	Bank of America, N.A.	$29,745	¥2,800,000	1,511
Japanese yen	7/18/2013	Bank of America, N.A.	$40,414	¥4,000,000	81
Japanese yen	7/24/2013	Bank of America, N.A.	$17,590	¥1,700,000	448
Japanese yen	7/31/2013	Citibank	$3,581	¥350,000	51
					$2,377

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $142,758,000, which represented 2.56% of the net assets of the fund.

Key to abbreviation and symbol

ADR = American Depositary Receipts

¥ = Japanese yen

See Notes to Financial Statements

28	American Funds Insurance Series

Global Small Capitalization Fund	unaudited
Summary investment portfolio June 30, 2013

Largest individual equity securities	Percent of net assets
ENN Energy Holdings	3.24%
Netflix	2.44
Lions Gate Entertainment	2.36
International Container Terminal Services	1.92
InterOil	1.87
AAC Technologies Holdings	1.82
Melco Crown Entertainment	1.61
Tesla Motors	1.43
Synageva BioPharma	1.39
Intertek Group	1.30

Common stocks — 92.85%	Shares	Value (000)	Percent of net assets
Consumer discretionary — 21.13%
Netflix, Inc.[1]	419,300	$88,510	2.44%
Lions Gate Entertainment Corp.[1]	3,121,000	85,734	2.36
Melco Crown Entertainment Ltd. (ADR)[1]	2,620,000	58,583	1.61
Tesla Motors, Inc.[1]	482,700	51,857	1.43
Penske Automotive Group, Inc.	1,205,000	36,801	1.01
Paddy Power PLC	372,500	31,962	.88
Minth Group Ltd.	16,792,000	26,110	.72
Wendy’s Co.	4,095,000	23,874	.66
Domino’s Pizza, Inc.	410,000	23,842	.66
zooplus AG, non-registered shares[1,2]	357,716	19,654	.54
Hankook Tire Co., Ltd.	418,940	19,369	.53
Other securities		301,252	8.29
		767,548	21.13

Industrials — 13.61%
International Container Terminal Services, Inc.	34,610,000	69,701	1.92
Intertek Group PLC	1,065,000	47,347	1.30
Polypore International, Inc.[1]	928,000	37,398	1.03
Moog Inc., Class A1	547,100	28,192	.78
ITT Corp.	799,300	23,507	.65
AirAsia Bhd.	22,400,000	22,616	.62
Cebu Air, Inc.	11,450,000	17,652	.49
PT AKR Corporindo Tbk	32,680,000	17,451	.48
Other securities		230,416	6.34
		494,280	13.61

Health care — 12.11%
Synageva BioPharma Corp.[1]	1,205,100	50,614	1.39
BioMarin Pharmaceutical Inc.[1]	769,800	42,947	1.18
athenahealth, Inc.[1]	425,798	36,074	.99
Illumina, Inc.[1]	458,800	34,337	.95
Hikma Pharmaceuticals PLC	1,491,000	21,566	.59
Other securities		254,404	7.01
		439,942	12.11

Information technology — 10.99%
AAC Technologies Holdings Inc.	11,687,100	65,999	1.82
Semiconductor Manufacturing International Corp.[1]	311,975,000	22,927	.63
Itron, Inc.[1]	458,500	19,454	.54
Wacom Co., Ltd.	1,720,000	18,955	.52
OpenTable, Inc.[1]	292,789	18,724	.52
Other securities		253,040	6.96
		399,099	10.99

American Funds Insurance Series	29

Global Small Capitalization Fund

Common stocks	Shares	Value (000)	Percent of net assets
Financials — 8.44%
Ocwen Financial Corp.[1]	1,094,000	$45,095	1.24%
Old Republic International Corp.	1,670,000	21,493	.59
SVB Financial Group[1]	257,600	21,463	.59
Kemper Corp.	595,000	20,379	.56
Other securities		198,086	5.46
		306,516	8.44

Energy — 6.43%
InterOil Corp.[1]	978,135	67,990	1.87
Ophir Energy PLC[1]	6,226,220	33,807	.93
Providence Resources PLC[1]	2,490,250	20,339	.56
Other securities		111,447	3.07
		233,583	6.43

Materials — 5.22%
PolyOne Corp.	995,168	24,660	.68
Kenmare Resources PLC[1]	54,706,150	20,469	.56
AptarGroup, Inc.	345,500	19,075	.53
Other securities		125,455	3.45
		189,659	5.22

Consumer staples — 5.04%
Puregold Price Club, Inc.	37,418,000	31,441	.87
Green Mountain Coffee Roasters, Inc.[1]	375,000	28,148	.78
Super Group Ltd.	5,732,000	20,124	.55
Other securities		103,201	2.84
		182,914	5.04

Utilities — 4.22%
ENN Energy Holdings Ltd.	22,039,700	117,501	3.24
Other securities		35,856	.98
		153,357	4.22

Telecommunication services — 0.66%
Other securities		23,939	.66

Miscellaneous — 5.00%
Other common stocks in initial period of acquisition		181,507	5.00

Total common stocks (cost: $2,706,172,000)		3,372,344	92.85

30	American Funds Insurance Series

Global Small Capitalization Fund

Preferred securities — 0.16%	Value (000)	Percent of net assets
Financials — 0.16%
Other securities	$5,668	.16%

Total preferred securities (cost: $4,898,000)	5,668	.16

Rights & warrants — 0.01%
Other — 0.00%
Other securities	8	.00

Miscellaneous — 0.01%
Other rights & warrants in initial period of acquisition	152	.01

Total rights & warrants (cost: $1,348,000)	160	.01

Convertible securities — 0.16%
Other — 0.16%
Other securities	5,970	.16

Total convertible securities (cost: $5,275,000)	5,970	.16

Bonds, notes & other debt instruments — 0.29%
U.S. Treasury bonds & notes — 0.29%
Other securities	10,672	.29

Total bonds, notes & other debt instruments (cost: $10,676,000)	10,672	.29

American Funds Insurance Series	31

Global Small Capitalization Fund

Short-term securities — 6.67%	Principal amount (000)	Value (000)	Percent of net assets
Freddie Mac 0.09%–0.11% due 11/6–11/25/2013	$53,900	$53,881	1.48%
Mitsubishi UFJ Trust and Banking Corp. 0.185% due 7/16/2013[3]	24,600	24,598	1.17
Gotham Funding Corp. 0.16% due 7/12–7/19/2013[3]	18,000	17,999
Federal Home Loan Bank 0.10% due 12/16/2013	25,000	24,986	.69
National Australia Funding (Delaware) Inc. 0.13% due 8/19/2013[3]	24,500	24,495	.68
International Bank for Reconstruction and Development 0.07% due 8/1/2013	22,700	22,699	.63
Svenska Handelsbanken Inc. 0.14%–0.18% due 8/20–8/26/2013[3]	20,300	20,295	.56
Unilever Capital Corp. 0.08% due 7/22/2013[3]	19,000	18,999	.52
Other securities		34,098	.94

Total short-term securities (cost: $242,051,000)		242,050	6.67
Total investment securities (cost: $2,970,420,000)		3,636,864	100.14
Other assets less liabilities		(4,931)	(.14)

Net assets		$3,631,933	100.00%

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Forward currency contracts

The fund has entered into forward currency contracts to sell currencies as shown in the following table. The open forward currency contracts shown are generally indicative of the level of activity over the prior 12-month period.

			Contract amount		Unrealized appreciation at
			Receive	Deliver	6/30/2013
	Settlement date	Counterparty	(000)	(000)	(000)
Sales:
Australian dollars	7/18/2013	UBS AG	$957	A$1,000	$44
Australian dollars	7/18/2013	Barclays Bank PLC	$3,346	A$3,500	149
British pounds	7/31/2013	UBS AG	$25,991	£16,960	202
Japanese yen	7/18/2013	Bank of New York Mellon	$16,782	¥1,579,747	852
					$1,247

32	American Funds Insurance Series

Global Small Capitalization Fund

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on such holdings and related transactions during the six months ended June 30, 2013, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 6/30/2013 (000)
zooplus AG, non-registered shares[1]	357,716	—	—	357,716	—	$19,654
JVM Co., Ltd.[1]	411,500	—	—	411,500	—	16,791
Mauna Kea Technologies SA1	555,400	326,000	—	881,400	—	10,612
Time Technoplast Ltd.	11,888,000	—	—	11,888,000	—	8,262
Airesis SA1	3,294,151	—	—	3,294,151	—	6,103
Victoria Oil & Gas PLC[1]	—	278,662,420	—	278,662,420	—	5,891
Ultragenyx Pharmaceutical Inc., Series B, convertible preferred[4,5]	1,904,544	—	—	1,904,544	—	5,275
Canadian Overseas Petroleum Ltd.[1,3]	8,000,000	—	—	8,000,000	—	1,369
Canadian Overseas Petroleum Ltd.[1]	6,720,000	—	—	6,720,000	—	1,150
Canadian Overseas Petroleum Ltd., warrants, expire 2013[1,3,4]	4,000,000	—	—	4,000,000	—	8
Sylvania Platinum Ltd. (CDI)[1]	15,000,000	—	—	15,000,000	—	2,310
Hummingbird Resources PLC[1]	3,475,000	—	—	3,475,000	—	1,308
Wildhorse Energy Ltd.[1]	16,227,016	—	—	16,227,016	—	475
Wildhorse Energy Ltd. (CDI) (GBP denominated)[1]	7,225,777	—	—	7,225,777	—	247
Phorm Corp. Ltd.[1,3,6]	5,260,000	—	—	5,260,000	—	—
Phorm Corp. Ltd.[1,6]	—	5,000,000	—	5,000,000	—	—
					—	$79,455

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $138,534,000, which represented 3.81% of the net assets of the fund.
[4]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $22,122,000, which represented .61% of the net assets of the fund.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. This security (acquired on 12/17/2012 at a cost of $5,274,000) may be subject to legal or contractual restrictions on resale. The total value of all such securities, including those in “Other securities,” was $14,992,000, which represented .41% of the net assets of the fund. These securities were acquired from 12/17/2009 to 12/17/2012 at an aggregate cost of $12,646,000.
[6]	Unaffiliated issuer at 6/30/2013.

Key to abbreviations and symbols

ADR = American Depositary Receipts

CDI = CREST Depository Interest

A$ = Australian dollars

GBP/£ = British pounds

¥ = Japanese yen

See Notes to Financial Statements

American Funds Insurance Series	33

Growth Fund	unaudited
Summary investment portfolio June 30, 2013

Largest individual equity securities	Percent of net assets
Amazon	3.54%
Home Depot	3.17
Google	3.04
Wells Fargo	2.92
Intuitive Surgical	2.51
ASML Holding	2.01
Gilead Sciences	1.89
Berkshire Hathaway	1.70
Union Pacific	1.52
Goldman Sachs	1.51

Common stocks — 93.79%	Shares	Value (000)	Percent of net assets
Consumer discretionary — 18.70%
Amazon.com, Inc.[1]	2,786,800	$773,866	3.54%
Home Depot, Inc.	8,925,000	691,420	3.17
Wynn Macau, Ltd.	93,403,600	252,896	1.16
Johnson Controls, Inc.	5,599,100	200,392	.92
NIKE, Inc., Class B	2,690,000	171,299	.78
Tiffany & Co.	2,135,000	155,513	.71
Las Vegas Sands Corp.	2,719,900	143,964	.66
Other securities		1,694,901	7.76
		4,084,251	18.70

Financials — 18.45%
Wells Fargo & Co.	15,478,396	638,793	2.92
Berkshire Hathaway Inc., Class A1	2,200	370,920	1.70
Goldman Sachs Group, Inc.	2,184,400	330,391	1.51
American Express Co.	4,000,000	299,040	1.37
Bank of America Corp.	20,000,000	257,200	1.18
Citigroup Inc.	4,444,000	213,179	.98
JPMorgan Chase & Co.	3,553,920	187,611	.86
Onex Corp.	3,745,500	169,949	.78
XL Group PLC	4,500,000	136,440	.62
Other securities		1,426,552	6.53
		4,030,075	18.45

Health care — 14.22%
Intuitive Surgical, Inc.[1]	1,082,300	548,272	2.51
Gilead Sciences, Inc.[1]	8,049,500	412,215	1.89
Vertex Pharmaceuticals Inc.[1]	3,705,000	295,918	1.35
Regeneron Pharmaceuticals, Inc.[1]	1,266,400	284,788	1.30
Grifols, SA, Class A, non-registered shares	5,555,000	203,905	1.09
Grifols, SA, Class B, non-registered shares	1,215,850	34,358
UnitedHealth Group Inc.	3,510,000	229,835	1.05
Edwards Lifesciences Corp.[1]	3,040,400	204,315	.94
Other securities		892,473	4.09
		3,106,079	14.22

Information technology — 12.79%
Google Inc., Class A1	753,500	663,359	3.04
ASML Holding NV (New York registered)	3,371,016	266,647	2.01
ASML Holding NV	2,190,184	172,819
Taiwan Semiconductor Manufacturing Co. Ltd.	67,583,000	250,299	1.15
salesforce.com, inc.[1]	6,055,000	231,180	1.06
Apple Inc.	400,000	158,432	.73
Concur Technologies, Inc.[1]	1,700,000	138,346	.63
Microsoft Corp.	3,955,000	136,566	.63
Other securities		776,430	3.54
		2,794,078	12.79

34	American Funds Insurance Series

Growth Fund

Common stocks	Shares	Value (000)	Percent of net assets
Energy — 10.68%
Suncor Energy Inc.	8,652,093	$255,030	1.17%
Concho Resources Inc.[1]	2,615,000	218,928	1.00
Core Laboratories NV	1,275,000	193,367	.89
Noble Energy, Inc.	3,107,200	186,556	.85
Cobalt International Energy, Inc.[1]	6,490,000	172,439	.79
Pacific Rubiales Energy Corp.	9,813,900	172,352	.79
FMC Technologies, Inc.[1]	3,000,000	167,040	.76
Pioneer Natural Resources Co.	975,000	141,131	.65
Other securities		825,938	3.78
		2,332,781	10.68

Industrials — 8.46%
Union Pacific Corp.	2,150,000	331,702	1.52
Boeing Co.	3,050,000	312,442	1.43
Rockwell Collins, Inc.	2,636,900	167,206	.77
Other securities		1,036,804	4.74
		1,848,154	8.46

Consumer staples — 4.88%
Costco Wholesale Corp.	2,645,000	292,458	1.34
PepsiCo, Inc.	2,465,000	201,612	.92
Philip Morris International Inc.	1,780,000	154,184	.71
Other securities		418,379	1.91
		1,066,633	4.88

Materials — 3.69%
FMC Corp.	2,500,000	152,650	.70
Potash Corp. of Saskatchewan Inc.	4,000,000	152,520	.70
Other securities		501,046	2.29
		806,216	3.69

Telecommunication services — 1.24%
CenturyLink, Inc.	4,160,000	147,056	.67
Other securities		124,149	.57
		271,205	1.24

Utilities — 0.11%
Other securities		24,010	.11

Miscellaneous — 0.57%
Other common stocks in initial period of acquisition		123,982	.57

Total common stocks (cost: $12,684,180,000)		20,487,464	93.79

Rights & warrants — 0.10%
Energy — 0.10%
Other securities		20,933	.10

Total rights & warrants (cost: $17,736,000)		20,933	.10

American Funds Insurance Series	35

Growth Fund

Short-term securities — 6.37%	Principal amount (000)	Value (000)	Percent of net assets
Fannie Mae 0.10%–0.16% due 7/1/2013–5/5/2014	$362,009	$361,846	1.66%
Freddie Mac 0.10%–0.16% due 10/22/2013–6/10/2014	315,800	315,558	1.44
Federal Home Loan Bank 0.08%–0.21% due 7/17–11/13/2013	208,600	208,559	.95
Jupiter Securitization Co., LLC 0.18%–0.23% due 7/29–10/3/2013[2]	76,300	76,274	.35
Other securities		428,730	1.97

Total short-term securities (cost: $1,390,939,000)		1,390,967	6.37
Total investment securities (cost: $14,092,855,000)		21,899,364	100.26
Other assets less liabilities		(56,230)	(.26)

Net assets		$21,843,134	100.00%

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s holdings in affiliated companies is included in “Other securities” under the respective industry sectors in the summary investment portfolio. Further details on these holdings and related transactions during the six months ended June 30, 2013, appear below.

						Value of
					Dividend	affiliates at
	Beginning			Ending	income	6/30/2013
	shares	Additions	Reductions	shares	(000)	(000)
Incyte Corp.[1]	7,910,000	—	155,000	7,755,000	$—	$170,610
Sturm, Ruger & Co., Inc.	1,245,000	—	—	1,245,000	1,113	59,810
KGen Power Corp.[3,4]	3,166,128	—	—	3,166,128	—	3,166
Harman International Industries, Inc.[5]	3,581,000	—	3,581,000	—	418	—
					$1,531	$233,586

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $403,305,000, which represented 1.85% of the net assets of the fund.
[3]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. This security (acquired on 12/19/2006 at a cost of $1,266,000) may be subject to legal or contractual restrictions on resale. The total value of all such securities, including those in “Other securities,” was $68,290,000, which represented .31% of the net assets of the fund. These securities were acquired from 12/19/2006 to 6/21/2011 at an aggregate cost of $96,714,000.
[4]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $84,637,000, which represented .39% of the net assets of the fund.
[5]	Unaffiliated issuer at 6/30/2013.

See Notes to Financial Statements

36	American Funds Insurance Series

International Fund	unaudited
Summary investment portfolio June 30, 2013

Largest individual equity securities	Percent of net assets
Novartis	4.67%
Samsung Electronics	3.81
SOFTBANK	3.74
Bayer	2.98
AIA Group	2.06
Teva Pharmaceutical	1.66
SMC	1.66
Murata Manufacturing	1.58
Novo Nordisk	1.55
Nestlé	1.55

Common stocks — 96.12%	Shares	Value (000)	Percent of net assets
Financials — 15.61%
AIA Group Ltd.	41,324,700	$175,027	2.06%
Barclays PLC	26,465,900	112,085	1.32
Sberbank of Russia (ADR)	8,194,000	93,330	1.31
Sberbank of Russia (GDR)[1]	1,604,711	18,278
Prudential PLC	6,570,265	107,425	1.27
Housing Development Finance Corp. Ltd.	5,292,000	78,282	.92
Credit Suisse Group AG	2,879,625	76,369	.90
BNP Paribas SA	1,315,001	71,847	.85
Other securities		592,902	6.98
		1,325,545	15.61

Health care — 15.03%
Novartis AG	5,577,613	396,229	4.67
Bayer AG	2,372,823	253,048	2.98
Teva Pharmaceutical Industries Ltd. (ADR)	3,603,000	141,237	1.66
Novo Nordisk A/S, Class B	847,726	132,113	1.55
Merck KGaA	477,931	72,817	.86
Fresenius SE & Co. KGaA	585,602	72,192	.85
Other securities		208,227	2.46
		1,275,863	15.03

Consumer discretionary — 14.86%
Rakuten, Inc.	8,724,000	103,179	1.22
Sands China Ltd.	21,522,000	101,421	1.19
Hyundai Motor Co.	451,700	89,189	1.05
Volkswagen AG, nonvoting preferred	404,100	81,819	.96
Tata Motors Ltd.	16,727,871	79,185	.93
Li & Fung Ltd.	56,396,000	77,511	.91
Daimler AG	1,268,000	76,723	.90
adidas AG	580,000	62,767	.74
Nissan Motor Co., Ltd.	5,900,000	59,785	.70
Melco Crown Entertainment Ltd. (ADR)[2]	2,505,000	56,012	.66
Galaxy Entertainment Group Ltd.[2]	10,673,000	52,291	.62
Other securities		421,206	4.98
		1,261,088	14.86

Industrials — 11.50%
SMC Corp.	701,600	140,914	1.66
Legrand SA	1,824,500	84,640	1.00
ASSA ABLOY AB, Class B	1,865,000	73,086	.86
Jardine Matheson Holdings Ltd.	1,206,800	73,012	.86
European Aeronautic Defence and Space Co. EADS NV	1,200,514	64,170	.76
Deutsche Lufthansa AG2	2,653,500	53,864	.63
Other securities		486,523	5.73
		976,209	11.50

American Funds Insurance Series	37

International Fund

Common stocks	Shares	Value (000)	Percent of net assets
Information technology — 11.06%
Samsung Electronics Co. Ltd.	275,150	$323,323	3.81%
Murata Manufacturing Co., Ltd.	1,761,000	134,055	1.58
NetEase, Inc. (ADR)	1,571,735	99,287	1.17
Baidu, Inc., Class A (ADR)[2]	998,000	94,341	1.11
Gemalto NV	799,053	72,348	.85
Tencent Holdings Ltd.	1,362,000	53,419	.63
Other securities		162,004	1.91
		938,777	11.06

Consumer staples — 7.83%
Nestlé SA	2,007,200	131,646	1.55
Anheuser-Busch InBev NV	1,400,000	124,628	1.47
Pernod Ricard SA	1,004,960	111,438	1.31
Charoen Pokphand Foods PCL	91,125,000	75,656	.89
Other securities		221,747	2.61
		665,115	7.83

Telecommunication services — 6.96%
SOFTBANK CORP.	5,439,100	317,528	3.74
MTN Group Ltd.	6,145,800	114,398	1.35
Other securities		159,133	1.87
		591,059	6.96

Materials — 4.15%
Syngenta AG	170,200	66,599	.79
Linde AG	302,000	56,351	.66
Other securities		229,560	2.70
		352,510	4.15

Energy — 2.76%
BP PLC	9,990,102	69,173	.81
Royal Dutch Shell PLC, Class B	1,730,000	57,256	.67
Other securities		107,501	1.28
		233,930	2.76

Utilities — 2.56%
Power Grid Corp. of India Ltd.	61,651,640	115,470	1.36
Other securities		102,093	1.20
		217,563	2.56

Miscellaneous — 3.80%
Other common stocks in initial period of acquisition		322,194	3.80

Total common stocks (cost: $6,490,498,000)		8,159,853	96.12

38	American Funds Insurance Series

International Fund

Bonds, notes & other debt instruments — 1.19%	Principal amount (000)	Value (000)	Percent of net assets
U.S. Treasury bonds & notes — 1.13%
U.S. Treasury:
4.75% 2014	$65,000	$67,583	1.13%
0.25% 2015	28,200	28,153
		95,736	1.13

Financials — 0.06%
Barclays Bank PLC, Series RCI, junior subordinated 14.00% (undated)[3]	£2,535	5,050	.06

Total bonds, notes & other debt instruments (cost: $99,926,000)		100,786	1.19

Short-term securities — 1.71%
Freddie Mac 0.10%–0.11% due 12/18/2013–1/22/2014	$73,600	73,541	.86
Other securities		71,877	.85

Total short-term securities (cost: $145,438,000)		145,418	1.71
Total investment securities (cost: $6,735,862,000)		8,406,057	99.02
Other assets less liabilities		83,470	.98

Net assets		$8,489,527	100.00%

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $10,519,000, which represented .12% of the net assets of the fund. Some of these securities (with an aggregate value of $6,802,000, an aggregate cost of $32,657,000, and which represented .08% of the net assets of the fund) were acquired from 2/11/1998 to 4/18/2002 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale.

American Funds Insurance Series	39

International Fund

Forward currency contracts

The fund has entered into forward currency contracts to sell currencies as shown in the following table. The open forward currency contracts shown are generally indicative of the level of activity over the prior 12-month period.

			Contract amount		Unrealized appreciation (depreciation) at
	Settlement date	Counterparty	Receive (000)	Deliver (000)	6/30/2013 (000)
Sales:
Australian dollars	7/18/2013	Barclays Bank PLC	$2,868	A$3,000	$ 128
Australian dollars	7/18/2013	UBS AG	$10,531	A$11,000	487
Euros	7/11/2013	UBS AG	$6,928	€5,300	29
Euros	7/18/2013	UBS AG	$198,621	€149,000	4,659
Euros	7/31/2013	Bank of America, N.A.	$36,420	€28,000	(31)
Japanese yen	7/22/2013	Barclays Bank PLC	$87,744	¥8,355,000	3,496
Japanese yen	7/29/2013	Barclays Bank PLC	$114,144	¥11,155,000	1,658
					$10,426

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $43,124,000, which represented .51% of the net assets of the fund.
[2]	Security did not produce income during the last 12 months.
[3]	Coupon rate may change periodically.

Key to abbreviations and symbols

ADR = American Depositary Receipts

GDR = Global Depositary Receipts

A$ = Australian dollars

€ = Euros

£ = British pounds

¥ = Japanese yen

See Notes to Financial Statements

40	American Funds Insurance Series

New World Fund	unaudited
Summary investment portfolio June 30, 2013

Largest individual equity securities	Percent of net assets
Naspers	1.94%
Baidu	1.92
Google	1.74
LT Group	1.73
Toyota Motor	1.71
Shoprite Holdings	1.71
Pacific Rubiales Energy	1.65
TDK	1.51
Mail.Ru Group	1.49
Novartis	1.46

Common stocks — 85.29%	Shares	Value (000)	Percent of net assets
Consumer discretionary — 14.45%
Naspers Ltd., Class N	647,000	$47,780	1.94%
Toyota Motor Corp.	695,000	41,975	1.71
Arcos Dorados Holdings Inc., Class A	2,550,352	29,788	1.21
Ctrip.com International, Ltd. (ADR)[1]	718,500	23,445	.95
Hyundai Mobis Co., Ltd.	91,400	21,849	.89
L’Occitane International SA	7,306,250	19,688	.80
Wynn Macau, Ltd.	6,849,200	18,545	.75
Domino’s Pizza, Inc.	298,000	17,329	.71
Other securities		134,931	5.49
		355,330	14.45

Consumer staples — 12.31%
LT Group, Inc.	81,362,200	42,564	1.73
Shoprite Holdings Ltd.	2,236,250	41,965	1.71
OJSC Magnit (GDR)	517,600	29,607	1.22
OJSC Magnit (GDR)[2]	4,500	257
Anheuser-Busch InBev NV	268,700	23,920	.97
Pernod Ricard SA	207,100	22,965	.93
Other securities		141,399	5.75
		302,677	12.31

Information technology — 10.88%
Baidu, Inc., Class A (ADR)[1]	499,200	47,189	1.92
Google Inc., Class A1	48,600	42,786	1.74
TDK Corp.	1,077,200	37,199	1.51
Mail.Ru Group Ltd. (GDR)	841,953	24,130	1.49
Mail.Ru Group Ltd. (GDR)[2]	432,264	12,389
Taiwan Semiconductor Manufacturing Co. Ltd.[1]	5,262,000	19,488	1.20
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	540,000	9,893
Quanta Computer Inc.	8,396,465	18,210	.74
Other securities		56,154	2.28
		267,438	10.88

Financials — 9.75%
AEON Financial Service Co., Ltd.	1,220,000	34,553	1.41
Grupo Financiero Santander México, SAB de CV, Class B (ADR)[1]	1,980,000	28,136	1.14
Citigroup Inc.	560,000	26,863	1.09
Agricultural Bank of China, Class H	51,628,000	21,301	.87
Housing Development Finance Corp. Ltd.	1,353,000	20,014	.81
Kotak Mahindra Bank Ltd.	1,373,886	16,697	.68
Other securities		92,182	3.75
		239,746	9.75

American Funds Insurance Series	41

New World Fund

Common stocks	Shares	Value (000)	Percent of net assets
Energy — 9.29%
Pacific Rubiales Energy Corp.	2,310,100	$40,570	1.65%
Ophir Energy PLC[1]	5,008,800	27,197	1.11
Oil Search Ltd.	3,738,085	26,427	1.08
Royal Dutch Shell PLC, Class B	600,000	19,857	1.06
Royal Dutch Shell PLC, Class B (ADR)	95,000	6,296
Cobalt International Energy, Inc.[1]	869,800	23,111	.94
Galp Energia, SGPS, SA, Class B	1,314,602	19,464	.79
Africa Oil Corp.[1,3]	1,502,675	10,073	.79
Africa Oil Corp.[1]	1,385,424	9,287
Other securities		46,001	1.87
		228,283	9.29

Health care — 7.62%
Novartis AG	429,500	30,511	1.46
Novartis AG (ADR)	76,000	5,374
Novo Nordisk A/S, Class B	219,120	34,148	1.39
Krka, dd, Novo mesto	353,049	23,437	.95
CSL Ltd.	370,000	20,838	.85
Baxter International Inc.	255,000	17,664	.72
Other securities		55,493	2.25
		187,465	7.62

Industrials — 6.52%
European Aeronautic Defence and Space Co. EADS NV	431,929	23,088	.94
Cummins Inc.	192,500	20,879	.85
Experian PLC	987,000	17,158	.70
Intertek Group PLC	376,200	16,725	.68
Other securities		82,549	3.35
		160,399	6.52

Materials — 4.40%
Linde AG	109,000	20,338	.83
First Quantum Minerals Ltd.	1,243,400	18,444	.75
Other securities		69,449	2.82
		108,231	4.40

Telecommunication services — 4.15%
SOFTBANK CORP.	612,700	35,769	1.46
MTN Group Ltd.	925,000	17,218	.70
Other securities		48,963	1.99
		101,950	4.15

Utilities — 1.01%
Other securities		24,882	1.01

Miscellaneous — 4.91%
Other common stocks in initial period of acquisition		120,687	4.91

Total common stocks (cost: $1,798,795,000)		2,097,088	85.29

42	American Funds Insurance Series

New World Fund

Bonds notes & other debt instruments — 10.57%	Principal amount (000)	Value (000)	Percent of net assets
Bonds & notes of governments outside the U.S. — 7.99%
United Mexican States Government: Series M10, 8.00% 2015	MXN208,300	$17,388
3.50%–10.00% 2017–2040[4]	144,731	12,514	1.51%
Global 3.625%–6.05% 2014–2110	$6,834	7,242
Other securities		159,354	6.48
		196,498	7.99

U.S. Treasury bonds & notes — 0.81%
U.S. Treasury 4.00% 2015	17,200	18,232	.74
Other securities		1,716	.07
		19,948	.81

Other — 1.77%
Other securities		43,371	1.77

Total bonds, notes & other debt instruments (cost: $256,896,000)		259,817	10.57

Short-term securities — 3.82%
Québec (Province of) 0.15% due 8/29/2013[2]	32,200	32,188	1.31
Victory Receivables Corp. 0.17% due 7/9/2013[2]	14,800	14,799	1.04
Gotham Funding Corp. 0.16% due 7/19/2013[2]	10,800	10,799
Sumitomo Mitsui Banking Corp. 0.15%–0.18% due 7/8–8/9/2013[2]	19,200	19,198	.78
Other securities		16,995	.69

Total short-term securities (cost: $93,982,000)		93,979	3.82
Total investment securities (cost: $2,149,673,000)		2,450,884	99.68
Other assets less liabilities		8,001	.32

Net assets		$2,458,885	100.00%

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including a security which was valued under fair value procedures adopted by authority of the board of trustees. The value of this security was $35,000, which represented less than .01% of the net assets of the fund.

American Funds Insurance Series	43

New World Fund

Forward currency contracts

The fund has entered into forward currency contracts to sell currencies as shown in the following table. The open forward currency contracts shown are generally indicative of the level of activity over the prior 12-month period.

					Unrealized
			Contract amount		appreciation (depreciation) at
	Settlement date	Counterparty	Receive (000)	Deliver (000)	6/30/2013 (000)
Sales:
Brazilian reais	7/15/2013	Citibank	$1,662	BRL3,530	$ 70
Colombian pesos	7/29/2013	Citibank	$1,714	COP3,331,210	(5)
Japanese yen	7/17/2013	HSBC Bank	$19,971	¥1,941,948	390
Japanese yen	7/31/2013	UBS AG	$1,984	¥193,800	29
Mexican pesos	7/15/2013	Barclays Bank PLC	$3,391	MXN43,650	10
Polish zloty	7/15/2013	Barclays Bank PLC	$719	PLN2,245	22
Russian rubles	7/22/2013	JPMorgan Chase	$985	RUB31,550	16
Turkish lira	7/16/2013	Barclays Bank PLC	$1,493	TRY 2,820	24
Turkish lira	7/16/2013	Bank of New York Mellon	$255	TRY500	(4)
Turkish lira	7/19/2013	HSBC Bank	$1,520	TRY2,875	34
					$586

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $143,548,000, which represented 5.84% of the net assets of the fund.
[3]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. This security (acquired on 12/3/2012 at a cost of $11,705,000) may be subject to legal or contractual restrictions on resale.
[4]	Index-linked bond whose principal amount moves with a government price index.

Key to abbreviations and symbol

ADR = American Depositary Receipts

GDR = Global Depositary Receipts

BRL = Brazilian reais

COP = Colombian pesos

¥ = Japanese yen

MXN = Mexican pesos

PLN = Polish zloty

RUB = Russian rubles

TRY = Turkish liras

See Notes to Financial Statements

44	American Funds Insurance Series

Blue Chip Income and Growth Fund	unaudited
Summary investment portfolio June 30, 2013

Largest individual equity securities	Percent of net assets
Microsoft	4.34%
Amgen	4.25
Gilead Sciences	3.73
Hewlett-Packard	3.65
Verizon	2.57
Altria	2.48
General Motors	2.31
AT&T	2.24
CenturyLink	2.10
CVS/Caremark	1.96

Common stocks — 93.13%	Shares	Value (000)	Percent of net assets
Information technology — 17.05%
Microsoft Corp.	7,359,000	$254,106	4.34%
Hewlett-Packard Co.	8,606,152	213,433	3.65
Western Union Co.	6,585,972	112,686	1.92
Oracle Corp.	3,341,500	102,651	1.75
Apple Inc.	188,000	74,463	1.27
Texas Instruments Inc.	2,130,000	74,273	1.27
International Business Machines Corp.	330,000	63,067	1.08
Google Inc., Class A1	57,760	50,850	.87
Other securities		52,499	.90
		998,028	17.05

Health care — 16.70%
Amgen Inc.	2,520,000	248,623	4.25
Gilead Sciences, Inc.[1]	4,268,000	218,564	3.73
AbbVie Inc.	1,875,000	77,513	1.32
Aetna Inc.	1,138,500	72,340	1.24
Zimmer Holdings, Inc.	750,000	56,205	.96
Bristol-Myers Squibb Co.	1,125,000	50,276	.86
St. Jude Medical, Inc.	1,060,000	48,368	.83
Abbott Laboratories	1,375,000	47,960	.82
Humana Inc.	550,000	46,409	.79
Novartis AG (ADR)	650,500	45,997	.79
Other securities		65,267	1.11
		977,522	16.70

Industrials — 11.31%
General Dynamics Corp.	1,130,000	88,513	1.51
CSX Corp.	3,200,000	74,208	1.27
United Parcel Service, Inc., Class B	850,000	73,508	1.25
Norfolk Southern Corp.	842,800	61,229	1.05
Union Pacific Corp.	375,000	57,855	.99
United Technologies Corp.	500,000	46,470	.79
Other securities		260,409	4.45
		662,192	11.31

Consumer staples — 11.09%
Altria Group, Inc.	4,155,000	145,384	2.48
CVS/Caremark Corp.	2,000,000	114,360	1.96
Philip Morris International Inc.	1,250,000	108,275	1.85
Kimberly-Clark Corp.	500,000	48,570	.83
Mondelez International, Inc.	1,580,000	45,077	.77
Other securities		187,458	3.20
		649,124	11.09

American Funds Insurance Series	45

Blue Chip Income and Growth Fund

Common stocks	Shares	Value (000)	Percent of net assets
Energy — 8.50%
Chevron Corp.	870,000	$102,956	1.76%
Royal Dutch Shell PLC, Class B (ADR)	1,150,000	76,210	1.56
Royal Dutch Shell PLC, Class A (ADR)	235,000	14,993
ConocoPhillips	1,500,000	90,750	1.55
Apache Corp.	841,400	70,534	1.20
Baker Hughes Inc.	1,051,000	48,483	.83
Other securities		93,786	1.60
		497,712	8.50

Telecommunication services — 8.48%
Verizon Communications Inc.	2,985,000	150,265	2.57
AT&T Inc.	3,705,000	131,157	2.24
CenturyLink, Inc.	3,482,000	123,089	2.10
Vodafone Group PLC (ADR)	3,190,000	91,680	1.57
		496,191	8.48

Consumer discretionary — 6.00%
Johnson Controls, Inc.	2,839,043	101,609	1.74
General Motors Co.[1]	2,000,000	66,620	1.14
YUM! Brands, Inc.	742,300	51,471	.88
Other securities		131,265	2.24
		350,965	6.00

Utilities — 4.35%
Exelon Corp.	3,526,000	108,883	1.86
FirstEnergy Corp.	2,719,100	101,531	1.73
Other securities		44,257	.76
		254,671	4.35

Financials — 4.00%
Capital One Financial Corp.	1,450,000	91,074	1.56
JPMorgan Chase & Co.	1,690,000	89,215	1.52
Other securities		54,023	.92
		234,312	4.00

Materials — 2.08%
Dow Chemical Co.	2,075,000	66,753	1.14
Other securities		55,113	.94
		121,866	2.08

Miscellaneous — 3.57%
Other common stocks in initial period of acquisition		208,769	3.57

Total common stocks (cost: $4,125,687,000)		5,451,352	93.13

46	American Funds Insurance Series

Blue Chip Income and Growth Fund

Convertible securities — 1.17%	Shares	Value (000)	Percent of net assets
Consumer discretionary — 1.17%
General Motors Co., Series B, 4.75% convertible preferred 2013	1,420,000	$68,387	1.17%

Total convertible securities (cost: $63,717,000)		68,387	1.17

Short-term securities — 4.98%	Principal amount (000)
Fannie Mae 0.09%–0.13% due 7/25–11/18/2013	$69,850	69,836	1.19
Procter & Gamble Co. 0.09%–0.10% due 9/3–9/4/2013[2]	59,100	59,092	1.01
Jupiter Securitization Co., LLC 0.24%–0.32% due 11/13/2013–2/7/2014[2]	42,600	42,550	.73
Other securities		120,046	2.05

Total short-term securities (cost: $291,516,000)		291,524	4.98
Total investment securities (cost: $4,480,920,000)		5,811,263	99.28
Other assets less liabilities		42,373	.72

Net assets		$5,853,636	100.00%

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $136,738,000, which represented 2.34% of the net assets of the fund.

Key to abbreviation
ADR = American Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series	47

Global Growth and Income Fund	unaudited
Summary investment portfolio June 30, 2013

Largest individual equity securities	Percent of net assets
Taiwan Semiconductor Manufacturing	3.84%
Merck	3.80
Home Depot	3.48
AXA	2.15
CME Group	2.10
Vodafone	1.89
Marsh & McLennan	1.61
MTN Group	1.53
Google	1.50
United Continental Holdings	1.42

Common stocks — 94.73%	Shares	Value (000)	Percent of net assets
Financials — 22.05%
AXA SA	2,171,935	$42,675	2.15%
CME Group Inc., Class A	546,847	41,550	2.10
Marsh & McLennan Companies, Inc.	800,000	31,936	1.61
Agricultural Bank of China, Class H	62,500,000	25,786	1.30
JPMorgan Chase & Co.	408,200	21,549	1.09
Hospitality Properties Trust	815,000	21,418	1.08
Wells Fargo & Co.	445,000	18,365	.93
Shinsei Bank, Ltd.	8,060,000	18,285	.92
Rayonier Inc.[1]	310,000	17,171	.87
Oaktree Capital Group, LLC	285,000	14,977	.76
McGraw Hill Financial, Inc.	280,500	14,920	.75
Grupo Financiero Santander México, SAB de CV, Class B (ADR)[1]	1,025,000	14,565	.74
Other securities		153,561	7.75
		436,758	22.05

Consumer discretionary — 16.06%
Home Depot, Inc.	890,000	68,948	3.48
Comcast Corp., Class A	640,000	26,803	1.35
Honda Motor Co., Ltd.	710,000	26,380	1.33
Twenty-First Century Fox, Class A1,2	750,600	21,760	1.10
D.R. Horton, Inc.	1,000,000	21,280	1.08
Amazon.com, Inc.[1]	64,400	17,883	.90
HUGO BOSS AG	150,000	16,518	.83
Bayerische Motoren Werke AG	170,000	14,866	.75
Toyota Motor Corp.	246,000	14,857	.75
Carnival Corp., units	430,000	14,745	.75
Other securities		74,157	3.74
		318,197	16.06

Information technology — 10.62%
Taiwan Semiconductor Manufacturing Co. Ltd.	18,557,000	68,727	3.84
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	400,000	7,328
Google Inc., Class A1	33,800	29,757	1.50
STMicroelectronics NV	2,950,000	26,576	1.34
Microsoft Corp.	410,000	14,157	.72
Other securities		63,809	3.22
		210,354	10.62

Industrials — 9.89%
United Continental Holdings, Inc.[1]	900,000	28,161	1.42
Meggitt PLC	3,480,500	27,395	1.38
Lockheed Martin Corp.	200,000	21,692	1.10
Geberit AG	60,000	14,883	.75
European Aeronautic Defence and Space Co. EADS NV	274,000	14,646	.74
Other securities		89,177	4.50
		195,954	9.89

48	American Funds Insurance Series

Global Growth and Income Fund

Common stocks	Shares	Value (000)	Percent of net assets
Health care — 8.78%
Merck & Co., Inc.	1,619,544	$75,228	3.80%
Novartis AG	303,000	21,525	1.09
Vertex Pharmaceuticals Inc.[1]	238,877	19,079	.96
Other securities		58,055	2.93
		173,887	8.78

Consumer staples — 7.10%
Unilever NV, depository receipts	550,000	21,660	1.09
Mondelez International, Inc.	550,000	15,691	.79
Imperial Tobacco Group PLC	450,000	15,605	.79
British American Tobacco PLC	278,500	14,264	.72
Other securities		73,557	3.71
		140,777	7.10

Telecommunication services — 6.04%
Vodafone Group PLC	13,130,000	37,514	1.89
MTN Group Ltd.	1,630,000	30,341	1.53
AT&T Inc.	525,000	18,585	.94
TalkTalk Telecom Group PLC	4,691,100	16,011	.81
Other securities		17,140	.87
		119,591	6.04

Energy — 4.81%
Kinder Morgan, Inc.	550,000	20,982	1.06
Coal India Ltd.	2,800,000	14,256	.72
Peyto Exploration & Development Corp.	485,000	14,019	.71
Other securities		45,985	2.32
		95,242	4.81

Utilities — 3.82%
National Grid PLC	1,789,680	20,306	1.03
Power Assets Holdings Ltd.	2,250,000	19,407	.98
Exelon Corp.	500,000	15,440	.78
Other securities		20,485	1.03
		75,638	3.82

Materials — 3.82%
Dow Chemical Co.	445,000	14,316	.72
Other securities		61,307	3.10
		75,623	3.82

Miscellaneous — 1.74%
Other common stocks in initial period of acquisition		34,470	1.74

Total common stocks (cost: $1,552,559,000)		1,876,491	94.73

American Funds Insurance Series	49

Global Growth and Income Fund

Convertible securities — 0.67%		Value (000)	Percent of net assets
Other — 0.67%
Other securities		$13,198	.67%

Total convertible securities (cost: $11,451,000)		13,198	.67

Bonds, notes & other debt instruments — 1.10%
Other — 1.10%
Other securities		21,728	1.10

Total bonds, notes & other debt instruments (cost: $18,007,000)		21,728	1.10

Short-term securities — 3.26%	Principal amount (000)
Toronto-Dominion Holdings USA Inc. 0.23% due 11/8/2013[3]	$17,800	17,790	.90
Other securities		46,780	2.36

Total short-term securities (cost: $64,571,000)		64,570	3.26
Total investment securities (cost: $1,646,588,000)		1,975,987	99.76
Other assets less liabilities		4,799	.24

Net assets		$1,980,786	100.00%

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $4,141,000, which represented .21% of the net assets of the fund. Some of these securities (with an aggregate value of $915,000, an aggregate cost of $2,006,000, and which represented ..05% of the net assets of the fund) were acquired on 12/17/2009 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is included in “Other securities” under the respective industry sector in the summary investment portfolio. Further details on such holdings and related transactions during the six months ended June 30, 2013, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 6/30/2013 (000)
Rickmers Maritime	27,420,000	27,420,000	—	54,840,000	$329	$11,682

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	This security has been authorized but has not yet been issued.
[3]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $44,745,000, which represented 2.26% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

See Notes to Financial Statements

50	American Funds Insurance Series

Growth-Income Fund	unaudited
Summary investment portfolio June 30, 2013

Largest individual equity securities	Percent of net assets
Microsoft	3.77%
Gilead Sciences	3.16
Philip Morris International	2.48
Google	2.11
Amgen	2.11
Texas Instruments	1.71
Dow Chemical	1.71
Amazon	1.66
Home Depot	1.66
Oracle	1.65

Common stocks — 93.37%	Shares	Value (000)	Percent of net assets
Health care — 16.50%
Gilead Sciences, Inc.[1]	13,947,000	$714,226	3.16%
Amgen Inc.	4,840,400	477,554	2.11
Edwards Lifesciences Corp.[1]	2,749,400	184,760	.81
Biogen Idec Inc.[1]	811,000	174,527	.77
Illumina, Inc.[1]	2,300,000	172,132	.76
Merck & Co., Inc.	3,553,090	165,041	.73
UnitedHealth Group Inc.	2,350,000	153,878	.68
Alexion Pharmaceuticals, Inc.[1]	1,590,000	146,662	.65
Other securities		1,545,339	6.83
		3,734,119	16.50

Information technology — 15.59%
Microsoft Corp.	24,750,000	854,617	3.77
Google Inc., Class A1	542,700	477,777	2.11
Texas Instruments Inc.	11,083,559	386,484	1.71
Oracle Corp.	12,135,000	372,787	1.65
Yahoo! Inc.[1]	9,260,000	232,519	1.03
Apple Inc.	404,700	160,294	.71
Other securities		1,043,489	4.61
		3,527,967	15.59

Consumer discretionary — 13.39%
Amazon.com, Inc.[1]	1,355,000	376,270	1.66
Home Depot, Inc.	4,850,000	375,730	1.66
News Corp., Class A1	8,332,700	271,646	1.20
Time Warner Inc.	4,646,667	268,670	1.19
General Motors Co.[1]	7,796,330	259,696	1.15
Mattel, Inc.	4,495,000	203,668	.90
Comcast Corp., Class A	4,203,000	176,022	.78
Time Warner Cable Inc.	1,369,671	154,061	.68
Other securities		944,241	4.17
		3,030,004	13.39

Industrials — 11.56%
CSX Corp.	11,500,000	266,685	1.18
Precision Castparts Corp.	1,055,000	238,441	1.05
General Dynamics Corp.	2,807,000	219,872	.97
Waste Management, Inc.	4,744,200	191,334	.85
3M Co.	1,706,000	186,551	.83
Nielsen Holdings NV	4,441,839	149,201	.66
Other securities		1,362,596	6.02
		2,614,680	11.56

American Funds Insurance Series	51

Growth-Income Fund

Common stocks	Shares	Value (000)	Percent of net assets
Energy — 9.66%
Schlumberger Ltd.	4,570,000	$327,486	1.45%
EOG Resources, Inc.	2,313,353	304,622	1.35
Chevron Corp.	2,076,200	245,698	1.08
Apache Corp.	2,907,000	243,694	1.08
Royal Dutch Shell PLC, Class A (ADR)	3,250,000	207,350
Royal Dutch Shell PLC, Class B	1,066,588	35,300	1.07
Baker Hughes Inc.	4,000,000	184,520	.81
FMC Technologies, Inc.[1]	3,062,300	170,509	.75
ConocoPhillips	2,723,360	164,763	.73
Other securities		302,601	1.34
		2,186,543	9.66

Consumer staples — 7.65%
Philip Morris International Inc.	6,494,500	562,553	2.48
Coca-Cola Co.	5,135,400	205,981	.91
CVS/Caremark Corp.	3,000,000	171,540	.76
Green Mountain Coffee Roasters, Inc.[1]	2,261,434	169,743	.75
Other securities		622,321	2.75
		1,732,138	7.65

Financials — 6.87%
HSBC Holdings PLC (ADR)	1,538,570	79,852
HSBC Holdings PLC	7,176,000	75,173	.68
Prudential Financial, Inc.	2,100,000	153,363	.68
State Street Corp.	2,280,000	148,679	.66
JPMorgan Chase & Co.	2,000,000	105,580	.47
Other securities		992,569	4.38
		1,555,216	6.87

Materials — 6.20%
Dow Chemical Co.	12,009,100	386,333	1.71
Celanese Corp., Series A	5,570,400	249,554	1.10
Air Products and Chemicals, Inc.	1,680,000	153,837	.68
Other securities		613,443	2.71
		1,403,167	6.20

Telecommunication services — 2.70%
Verizon Communications Inc.	5,153,900	259,447	1.15
Other securities		350,827	1.55
		610,274	2.70

Utilities — 0.52%
Other securities		116,687	.52

Miscellaneous — 2.73%
Other common stocks in initial period of acquisition		616,730	2.73

Total common stocks (cost: $14,632,965,000)		21,127,525	93.37

52	American Funds Insurance Series

Growth-Income Fund

Preferred securities — 0.06%		Value (000)	Percent of net assets
Financials — 0.06%
Other securities		$12,747	.06%

Total preferred securities (cost: $11,121,000)		12,747	.06

Rights & warrants — 0.01%	Shares
Consumer discretionary — 0.01%
General Motors Co., Series A, warrants, expire 2016[1]	79,175	1,900
General Motors Co., Series B, warrants, expire 2019[1]	79,175	1,295	.01

Total rights & warrants (cost: $3,908,000)		3,195	.01

Convertible securities — 0.54%
Consumer discretionary — 0.10%
General Motors Co., Series B, 4.75% convertible preferred 2013	465,095	22,399	.10

Other — 0.33%
Other securities		73,329	.33

Miscellaneous — 0.11%
Other convertible securities in initial period of acquisition		25,442	.11

Total convertible securities (cost: $91,454,000)		121,170	.54

Bonds, notes & other debt instruments — 0.37%	Principal amount (000)
Financials — 0.15%
JPMorgan Chase & Co., Series I, junior subordinated 7.90% (undated)[2]	$29,049	32,859	.15

Telecommunication services — 0.11%
Other securities		26,129	.11

Federal agency bonds & notes — 0.11%
Freddie Mac 0.375% 2013	11,000	11,006	.05
Other securities		12,771	.06
		23,777	.11

Total bonds, notes & other debt instruments (cost: $75,110,000)		82,765	.37

American Funds Insurance Series	53

Growth-Income Fund

Short-term securities — 5.48%	Principal amount (000)	Value (000)	Percent of net assets
Freddie Mac 0.10%–0.16% due 9/4/2013–4/1/2014	$281,400	$281,248	1.24%
Federal Home Loan Bank 0.065%–0.13% due 7/3–12/17/2013	247,600	247,569	1.09
Fannie Mae 0.10%–0.15% due 7/1/2013–4/21/2014	203,500	203,356	.90
Coca-Cola Co. 0.12%–0.18% due 7/16/2013–1/6/2014[3]	133,600	133,579	.59
Chariot Funding, LLC 0.24%–0.25% due 10/29–11/22/2013[3]	49,800	49,766	.22
JPMorgan Chase & Co. 0.16% due 8/19/2013	22,000	21,995	.10
Jupiter Securitization Co., LLC 0.23% due 9/27/2013[3]	20,000	19,991	.09
Other securities		283,275	1.25

Total short-term securities (cost: $1,240,754,000)		1,240,779	5.48
Total investment securities (cost: $16,055,312,000)		22,588,181	99.83
Other assets less liabilities		38,523	.17

Net assets		$22,626,704	100.00%

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. One of these securities (with a value of $10,288,000, a cost of $6,000,000, and which represented .05% of the net assets of the fund) was acquired on 6/28/2012 through a private placement transaction exempt from registration under the Securities Act of 1933, which may subject it to legal or contractual restrictions on resale.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Coupon rate may change periodically.
[3]	Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $362,475,000, which represented 1.60% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

See Notes to Financial Statements

54	American Funds Insurance Series

International Growth and Income Fund	unaudited
Summary investment portfolio June 30, 2013

Largest individual equity securities	Percent of net assets
Philip Morris International	3.49%
EDP – Energias de Portugal	3.07
Novartis	2.68
BP	2.30
British American Tobacco	2.02
Pernod Ricard	1.89
National Grid	1.84
VINCI	1.70
SOFTBANK	1.66
Aviva	1.52

Common stocks — 91.52%	Shares	Value (000)	Percent of net assets
Financials — 19.17%
Aviva PLC	2,525,000	$13,042	1.52%
BNP Paribas SA	233,700	12,769	1.49
Prudential PLC	755,374	12,350	1.44
HSBC Holdings PLC (Hong Kong)	539,200	5,648
HSBC Holdings PLC (United Kingdom)	440,000	4,564	1.19
Barclays PLC	1,960,100	8,301	.97
Cheung Kong (Holdings) Ltd.	610,000	8,274	.96
Japan Real Estate Investment Corp.	716	7,992	.93
Bank muscat (SAOG)	5,262,000	7,982	.93
Sberbank of Russia (ADR)	580,500	6,612
Sberbank of Russia (GDR)[2]	116,832	1,331	.92
Banco Bilbao Vizcaya Argentaria, SA	610,714	5,123
Banco Bilbao Vizcaya Argentaria, SA (ADR)	308,410	2,594	.90
Henderson Land Development Co. Ltd.	1,116,500	6,665	.78
Credit Suisse Group AG	240,219	6,371	.74
Other securities		55,028	6.40
		164,646	19.17

Consumer discretionary — 13.96%
Hyundai Motor Co.	42,760	8,443	.98
William Hill PLC	1,214,888	8,147	.95
H & M Hennes & Mauritz AB, Class B	247,200	8,124	.95
ProSiebenSAT.1 Media AG, nonvoting preferred[1]	175,000	7,522	.88
Genting Singapore PLC	7,083,000	7,376	.86
Volkswagen AG, nonvoting preferred	34,180	6,920	.80
Whitbread PLC	148,184	6,888	.80
Daily Mail and General Trust PLC, Class A, nonvoting	543,600	6,362	.74
Other securities		60,123	7.00
		119,905	13.96

Consumer staples — 12.61%
Philip Morris International Inc.	346,340	30,000	3.49
British American Tobacco PLC	338,600	17,342	2.02
Pernod Ricard SA	146,414	16,235	1.89
Anheuser-Busch InBev NV	76,300	6,792	.79
CALBEE, Inc.	71,100	6,746	.79
Other securities		31,214	3.63
		108,329	12.61

Utilities — 9.80%
EDP – Energias de Portugal, SA	8,182,137	26,359	3.07
National Grid PLC	1,395,265	15,831	1.84
Power Assets Holdings Ltd.	1,168,000	10,075	1.17
PT Perusahaan Gas Negara (Persero) Tbk	17,051,500	9,879	1.15
SSE PLC	350,350	8,116	.95
Other securities		13,897	1.62
		84,157	9.80

American Funds Insurance Series	55

International Growth and Income Fund

Common stocks	Shares	Value (000)	Percent of net assets
Industrials — 8.69%
VINCI SA	291,233	$14,616	1.70%
ASSA ABLOY AB, Class B	287,890	11,282	1.31
Rolls-Royce Holdings PLC[1]	525,000	9,055	1.05
Jardine Matheson Holdings Ltd.	115,000	6,958	.81
Other securities		32,688	3.82
		74,599	8.69

Health care — 8.68%
Novartis AG	323,870	23,007	2.68
Novo Nordisk A/S, Class B	64,700	10,083	1.17
Teva Pharmaceutical Industries Ltd. (ADR)	243,600	9,549	1.11
Glenmark Pharmaceuticals Ltd.	800,000	7,381	.86
Other securities		24,550	2.86
		74,570	8.68

Telecommunication services — 7.70%
SOFTBANK CORP.	244,000	14,245	1.66
Ziggo NV	283,783	11,358	1.32
Singapore Telecommunications Ltd.	2,772,000	8,245	.96
Vodafone Group PLC	2,323,600	6,639	.77
Other securities		25,642	2.99
		66,129	7.70

Energy — 4.62%
BP PLC	2,853,651	19,759	2.30
BG Group PLC	645,200	10,976	1.28
Other securities		8,922	1.04
		39,657	4.62

Information technology — 3.70%
Youku Inc., Class A (ADR)[1]	557,300	10,695	1.25
Delta Electronics, Inc.	1,380,760	6,289	.73
Other securities		14,756	1.72
		31,740	3.70

Materials — 2.16%
Other securities		18,588	2.16

Miscellaneous — 0.43%
Other common stocks in initial period of acquisition		3,736	.43

Total common stocks (cost: $748,287,000)		786,056	91.52

Convertible securities — 0.33%
Financials — 0.33%
Other securities		2,803	.33

Total convertible securities (cost: $2,813,000)		2,803	.33

56	American Funds Insurance Series

International Growth and Income Fund

Bonds, notes & other debt instruments — 1.56%		Value (000)	Percent of net assets
Other — 1.56%
Other securities		$13,444	1.56%

Total bonds, notes & other debt instruments (cost: $13,141,000)		13,444	1.56

Short-term securities — 5.81%	Principal amount (000)
Toronto-Dominion Holdings USA Inc. 0.115%–0.13% due 7/18–8/9/2013[2]	$16,800	16,798	1.96
Federal Home Loan Bank 0.09% due 10/16/2013	14,100	14,097	1.64
Bank of Nova Scotia 0.14% due 7/15/2013	12,400	12,399	1.44
ExxonMobil Corp. 0.07% due 7/1/2013	6,600	6,600	.77

Total short-term securities (cost: $49,894,000)		49,894	5.81
Total investment securities (cost: $814,135,000)		852,197	99.22
Other assets less liabilities		6,687	.78

Net assets		$858,884	100.00%

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $20,888,000, which represented 2.43% of the net assets of the fund.

Key to abbreviations

ADR = American Depositary Receipts

GDR = Global Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series	57

Asset Allocation Fund	unaudited
Summary investment portfolio June 30, 2013

Largest individual equity securities	Percent of net assets
Comcast	2.18%
Microsoft	2.12
Kinder Morgan	1.96
Home Depot	1.92
Merck	1.91
Boeing	1.76
ACE	1.62
Lockheed Martin	1.57
Goldman Sachs	1.46
American Express	1.39

Common stocks — 68.60%	Shares	Value (000)	Percent of net assets
Financials — 11.22%
ACE Ltd.	2,520,000	$225,490	1.62%
Goldman Sachs Group, Inc.	1,350,000	204,188	1.46
American Express Co.	2,600,000	194,376	1.39
JPMorgan Chase & Co.	2,500,000	131,975	.95
Citigroup Inc.	2,750,000	131,917	.94
American Tower Corp.	1,500,000	109,755	.79
Bank of America Corp.	8,000,000	102,880	.74
Other securities		464,579	3.33
		1,565,160	11.22

Consumer discretionary — 11.07%
Comcast Corp., Class A	7,250,000	303,630	2.18
Home Depot, Inc.	3,450,000	267,272	1.92
Amazon.com, Inc.[1]	540,000	149,953	1.07
VF Corp.	700,000	135,142	.97
General Motors Co.[1]	3,500,000	116,585	.83
DIRECTV[1]	1,700,000	104,754	.75
Naspers Ltd., Class N	1,265,000	93,419	.67
Other securities		373,506	2.68
		1,544,261	11.07

Health care — 9.48%
Merck & Co., Inc.	5,750,000	267,087	1.91
Johnson & Johnson	2,175,000	186,745	1.34
Gilead Sciences, Inc.[1]	3,600,000	184,356	1.32
Bristol-Myers Squibb Co.	3,730,000	166,694	1.20
Pfizer Inc.	4,125,000	115,541	.83
UnitedHealth Group Inc.	1,500,000	98,220	.70
Other securities		304,163	2.18
		1,322,806	9.48

Energy — 7.98%
Kinder Morgan, Inc.	7,160,000	273,154	1.96
Chevron Corp.	1,625,000	192,303	1.38
Noble Energy, Inc.	1,600,000	96,064	.69
Transocean Ltd.[1]	2,000,000	95,900	.69
Oil States International, Inc.[1]	1,000,000	92,640	.66
Other securities		363,648	2.60
		1,113,709	7.98

Industrials — 7.10%
Boeing Co.	2,400,000	245,856	1.76
Lockheed Martin Corp.	2,015,000	218,547	1.57
General Electric Co.	5,300,000	122,907	.88
Other securities		403,603	2.89
		990,913	7.10

58	American Funds Insurance Series

Asset Allocation Fund

Common stocks	Shares	Value (000)	Percent of net assets
Information technology — 6.39%
Microsoft Corp.	8,570,000	$295,922	2.12%
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	9,770,000	178,986	1.29
ASML Holding NV (New York registered)	2,155,000	170,461	1.22
Texas Instruments Inc.	3,000,000	104,610	.75
Other securities		141,069	1.01
		891,048	6.39

Consumer staples — 4.41%
Unilever NV (New York registered)	3,445,000	135,423	.97
Wal-Mart Stores, Inc.	1,725,000	128,495	.92
Kimberly-Clark Corp.	1,075,000	104,426	.75
Coca-Cola Co.	2,000,000	80,220	.58
Other securities		166,426	1.19
		614,990	4.41

Materials — 4.40%
FMC Corp.	2,500,000	152,650	1.09
Dow Chemical Co.	3,000,000	96,510	.69
Other securities		365,150	2.62
		614,310	4.40

Telecommunication services — 1.83%
SOFTBANK CORP.	3,250,000	189,731	1.36
Other securities		65,100	.47
		254,831	1.83

Utilities — 1.67%
PG&E Corp.	1,910,000	87,344	.63
Other securities		144,917	1.04
		232,261	1.67

Miscellaneous — 3.05%
Other common stocks in initial period of acquisition		425,849	3.05

Total common stocks (cost: $6,782,931,000)		9,570,138	68.60

Rights & warrants — 0.01%
Consumer discretionary — 0.01%
Other securities		803	.01

Total rights & warrants (cost: $432,000)		803	.01

American Funds Insurance Series	59

Asset Allocation Fund

Convertible securities — 0.12%	Value (000)	Percent of net assets
Other — 0.12%
Other securities	$16,660	.12%

Total convertible securities (cost: $16,616,000)	16,660	.12

Bonds, notes & other debt instruments — 21.83%	Principal amount (000)
U.S. Treasury bonds & notes — 8.77%
U.S. Treasury — 7.92%
0.25% 2014	$200,000	200,164
2.625% 2014	105,000	107,752
2.00% 2016	150,500	156,148	7.92
2.625% 2018	102,500	108,671
1.50%–7.25% 2013–2043	501,835	532,726
		1,105,461	7.92

U.S. Treasury inflation-protected securities[2] — 0.85%
0.125%–1.875% 2013–2043	120,520	118,951	.85

Total U.S. Treasury bonds & notes		1,224,412	8.77

Mortgage-backed obligations[3] — 5.52%
Fannie Mae 0%–7.50% 2021–2047[4]	566,278	585,097	4.19
Freddie Mac 1.693%–6.705% 2019–2040[4]	72,146	72,606	.52
Other securities		112,726	.81
		770,429	5.52

Financials — 1.06%
JPMorgan Chase & Co. 3.25%–3.45% 2016–2022	6,500	6,505	.05
Goldman Sachs Group, Inc. 2.375%–3.625% 2018–2023	5,515	5,406	.04
Other securities		135,323	.97
		147,234	1.06

Health care — 1.04%
Gilead Sciences, Inc. 3.05% 2016	4,300	4,548	.03
Other securities		140,829	1.01
		145,377	1.04

Industrials — 0.90%
General Electric Capital Corp. 3.10% 2023	8,000	7,568
General Electric Co. 4.125% 2042	2,500	2,339	.07
Other securities		116,050	.83
		125,957	.90

Consumer discretionary — 0.76%
Comcast Corp. 5.65%–6.95% 2035–2037	6,875	8,427	.06
Other securities		97,802	.70
		106,229	.76

60	American Funds Insurance Series

Asset Allocation Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)	Percent of net assets
Federal agency bonds & notes — 0.55%
Freddie Mac 0.75%–2.50% 2016–2020	$61,000	$60,673	.44%
Fannie Mae 6.25% 2029	9,575	12,626	.09
Other securities		3,449	.02
		76,748	.55

Other — 3.23%
Other securities		449,673	3.23

Total bonds, notes & other debt instruments (cost: $3,025,217,000)		3,046,059	21.83

Short-term securities — 11.50%
Freddie Mac 0.09%–0.16% due 7/15/2013–4/15/2014	467,000	466,642	3.34
Federal Home Loan Bank 0.055%–0.21% due 7/5–12/19/2013	304,550	304,500	2.18
Fannie Mae 0.08%–0.18% due 7/1/2013–1/13/2014	203,200	203,137	1.46
Coca-Cola Co. 0.14%–0.16% due 7/12–8/19/2013[5]	111,400	111,394	.80
Merck & Co. Inc. 0.06%–0.08% due 7/15–7/29/2013[5]	92,900	92,896	.67
Private Export Funding Corp. 0.24%–0.26% due 7/15–9/4/2013[5]	88,300	88,288	.63
General Electric Capital Corp. 0.14% due 10/29/2013	40,800	40,777	.29
Chariot Funding, LLC 0.25% due 10/7/2013[5]	32,600	32,587	.23
Wal-Mart Stores, Inc. 0.09%–0.10% due 7/30–8/12/2013[5]	28,000	27,997	.20
Other securities		236,915	1.70

Total short-term securities (cost: $1,605,146,000)		1,605,133	11.50
Total investment securities (cost: $11,430,342,000)		14,238,793	102.06
Other assets less liabilities		(287,601)	(2.06)

Net assets		$13,951,192	100.00%

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $45,297,000, which represented .32% of the net assets of the fund. Some of these securities (with an aggregate value of $28,506,000, an aggregate cost of $55,629,000, and which represented .20% of the net assets of the fund) were acquired from 9/14/2009 to 3/15/2013 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Coupon rate may change periodically.
[5]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $794,872,000, which represented 5.70% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series	61

Global Balanced Fund	unaudited
Summary investment portfolio June 30, 2013

Largest individual equity securities	Percent of net assets
ASML Holding	2.28%
Bristol-Myers Squibb	1.81
Microsoft	1.81
Amazon	1.51
Taiwan Semiconductor Manufacturing	1.42

Largest fixed-income holdings (by issuer)
U.S. Treasury	3.80
German Government	2.43
Fannie Mae	2.39
Japanese Government	2.29
United Mexican States Government	1.63

Common stocks — 62.25%	Shares	Value (000)	Percent of net assets
Consumer staples — 8.68%
Nestlé SA	29,240	$1,918	1.16%
Anheuser-Busch InBev NV (ADR)	8,750	790
Anheuser-Busch InBev NV	8,300	739	.92
Lorillard, Inc.	33,900	1,481	.89
Procter & Gamble Co.	16,650	1,282	.77
Pernod Ricard SA	10,170	1,127	.68
Altria Group, Inc.	31,000	1,085	.66
PepsiCo, Inc.	11,000	900	.54
Other securities		5,083	3.06
		14,405	8.68

Financials — 8.56%
HSBC Holdings PLC	194,000	2,012	1.21
Sumitomo Mitsui Financial Group, Inc.	31,500	1,445	.87
Link Real Estate Investment Trust	288,697	1,420	.86
Suncorp Group Ltd.	83,902	915	.55
Other securities		8,420	5.07
		14,212	8.56

Information technology — 7.90%
ASML Holding NV	47,969	3,785	2.28
Microsoft Corp.	87,000	3,004	1.81
Taiwan Semiconductor Manufacturing Co. Ltd.	637,000	2,359	1.42
Google Inc., Class A1	1,100	969	.58
Other securities		3,005	1.81
		13,122	7.90

Consumer discretionary — 7.23%
Amazon.com, Inc.[1]	9,030	2,508	1.51
SES SA, Class A (FDR)	66,200	1,896	1.14
Home Depot, Inc.	23,530	1,823	1.10
Nissan Motor Co., Ltd.	166,500	1,687	1.02
Comcast Corp., Class A	21,930	918	.55
Other securities		3,171	1.91
		12,003	7.23

Health care — 6.69%
Bristol-Myers Squibb Co.	67,410	3,013	1.81
Merck & Co., Inc.	48,520	2,254	1.36
Humana Inc.	12,780	1,079	.65
Other securities		4,762	2.87
		11,108	6.69

62	American Funds Insurance Series

Global Balanced Fund

Common stocks	Shares	Value (000)	Percent of net assets
Industrials — 6.49%
General Electric Co.	97,800	$2,268	1.37%
Schneider Electric SA	19,000	1,378	.83
Cummins Inc.	9,100	987	.59
Boeing Co.	9,500	973	.59
Other securities		5,166	3.11
		10,772	6.49

Energy — 5.56%
Chevron Corp.	16,930	2,003	1.21
Royal Dutch Shell PLC, Class B	53,470	1,769	1.07
Kinder Morgan, Inc.	38,500	1,469	.89
Husky Energy Inc.	54,450	1,451	.87
Enbridge Inc.	16,350	688
Enbridge Inc. (CAD denominated)	15,792	664	.81
Other securities		1,179	.71
		9,223	5.56

Telecommunication services — 3.98%
Advanced Info Service PCL	208,700	1,898	1.15
OJSC MegaFon (GDR)[2]	43,000	1,344
OJSC MegaFon (GDR)	6,000	187	.92
Other securities		3,170	1.91
		6,599	3.98

Materials — 3.24%
MeadWestvaco Corp.	34,000	1,160	.70
Other securities		4,208	2.54
		5,368	3.24

Utilities — 1.29%
Power Assets Holdings Ltd.	134,000	1,156	.70
Other securities		986	.59
		2,142	1.29

Miscellaneous — 2.63%
Other common stocks in initial period of acquisition		4,367	2.63

Total common stocks (cost: $88,544,000)		103,321	62.25

Preferred securities — 0.10%
Financials — 0.10%
Other securities		160	.10

Total preferred securities (cost: $150,000)		160	.10

American Funds Insurance Series	63

Global Balanced Fund

Convertible securities — 0.68%	Principal amount (000)		Value (000)	Percent of net assets
Consumer staples — 0.68%
Shoprite Holdings Ltd. 6.50% convertible notes 2017	ZAR	9,230	$1,130	.68%

Total convertible securities (cost: $1,198,000)			1,130	.68

Bonds, notes & other debt instruments — 30.25%
Bonds & notes of governments & government agencies outside the U.S. — 14.92%
German Government:
2.00% 2022		€900	1,222
2.25%–5.625% 2014–2042		1,870	2,807	2.43
Japanese Government:
Series 296, 1.50% 2018		¥155,000	1,657
Series 310, 1.00% 2020		123,000	1,274	2.29
1.30%–2.30% 2015–2042		82,500	875
United Mexican States Government 3.50%–10.00% 2015–2040[3]	MXN	30,548	2,699	1.63
Polish Government:
Series 1020, 5.25% 2020	PLN	3,250	1,052
5.25%–5.75% 2014–2021		3,370	1,101	1.43
5.00%–5.125% 2021–2022		$200	217
Swedish Government 3.50%–5.00% 2015–2028[3]	SKr	10,541	1,782	1.07
Other securities			10,074	6.07
			24,760	14.92

Corporate bonds & notes — 8.77%
Financials — 2.73%
HSBC Holdings PLC 4.00% 2022		$100	103	.06
Other securities			4,430	2.67
			4,533	2.73

Energy — 1.30%
Chevron Corp. 2.355% 2022		150	141	.09
Shell International Finance BV 1.125% 2017		100	98	.06
Other securities			1,910	1.15
			2,149	1.30

Consumer staples — 1.09%
Anheuser-Busch InBev NV 0.637%–2.625% 2014–2023[4]		425	413	.25
Other securities			1,400	.84
			1,813	1.09

Industrials — 0.96%
General Electric Capital Corp. 0.91%–7.125% 2014–2023[4]		880	877	.53
Other securities			723	.43
			1,600	.96

Other corporate bonds & notes — 2.69%
Other securities			4,465	2.69

Total corporate bonds & notes			14,560	8.77

64	American Funds Insurance Series

Global Balanced Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)	Percent of net assets
U.S. Treasury bonds & notes — 3.80%
U.S. Treasury — 3.67%
0.25%–8.875% 2015–2042	$6,008	$6,093	3.67%
U.S. Treasury inflation-protected securities[3] — 0.13%
0.125%–0.75% 2017–2042	226	216	.13

Total U.S. Treasury bonds & notes		6,309	3.80

Mortgage-backed obligations[5] — 2.76%
Fannie Mae 2.00%–5.00% 2028–2043	3,846	3,974	2.39
Other securities		605	.37
		4,579	2.76

Total bonds, notes & other debt instruments (cost: $51,975,000)		50,208	30.25

Short-term securities — 8.56%
ExxonMobil Corp. 0.07% due 7/1/2013	4,700	4,700	2.84
Federal Home Loan Bank 0.08% due 7/5/2013	2,200	2,200	1.33
Toronto-Dominion Holdings USA Inc. 0.13% due 7/18/2013[2]	1,600	1,600	.97
Svenska Handelsbanken Inc. 0.145% due 8/26/2013[2]	1,500	1,499	.90
Hydro-Québec 0.10% due 7/2/2013[2]	1,100	1,100	.66
Unilever Capital Corp. 0.09% due 8/5/2013[2]	1,100	1,100	.66
Sumitomo Mitsui Banking Corp. 0.15% due 7/25/2013[2]	1,000	1,000	.60
Freddie Mac 0.08% due 9/9/2013	1,000	1,000	.60

Total short-term securities (cost: $14,199,000)		14,199	8.56
Total investment securities (cost: $156,066,000)		169,018	101.84
Other assets less liabilities		(3,050)	(1.84)

Net assets		$165,968	100.00%

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $478,000, which represented .29% of the net assets of the fund.

American Funds Insurance Series	65

Global Balanced Fund

Forward currency contracts

The fund has entered into forward currency contracts to purchase or sell currencies as shown in the following table. The open forward currency contracts shown are generally indicative of the level of activity over the prior 12-month period.

			Contract amount		Unrealized (depreciation) appreciation at
	Settlement date	Counterparty	Receive (000)	Deliver (000)	6/30/2013 (000)

Purchases:
Euros	7/12/2013	Bank of America, N.A.	€229	$307	$(9)
Euros	7/12/2013	Barclays Bank PLC	€306	$401	(2)
Japanese yen	7/16/2013	Barclays Bank PLC	¥8,531	$88	(2)
					$(13)

Sales:
British pounds	7/22/2013	Citibank	¥34,269	£230	$(4)
British pounds	7/31/2013	HSBC Bank	$184	£120	2
Chilean pesos	7/15/2013	Citibank	$41	CLP20,950	— [6]
Euros	7/17/2013	Citibank	$599	€450	14
Euros	7/31/2013	Citibank	¥44,462	€350	(7)
Japanese yen	7/19/2013	Bank of New York Mellon	$316	¥30,000	13
Mexican pesos	7/17/2013	HSBC Bank	$308	MXN3,875	4
Polish zloty	7/19/2013	UBS AG	$286	PLN875	12
Russian rubles	7/22/2013	JPMorgan Chase	$92	RUB2,950	2
South Korean won	7/29/2013	Citibank	$42	KRW49,275	(1)
					$35

Forward currency contracts – net					$22

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $10,536,000, which represented 6.35% of the net assets of the fund.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Coupon rate may change periodically.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Amount less than one thousand.

Key to abbreviations and symbols

ADR = American Depositary Receipts
FDR = Fiduciary Depositary Receipts
GDR = Global Depositary Receipts
CLP = Chilean pesos
CAD = Canadian dollars
€ = Euros
£ = British pounds
¥ = Japanese yen
KRW = South Korean won
MXN = Mexican pesos
PLN = Polish zloty
RUB = Russian rubles
SKr = Swedish kronor
ZAR = South African rand

See Notes to Financial Statements

66	American Funds Insurance Series

Bond Fund	unaudited

Summary investment portfolio June 30, 2013

Largest holdings (by issuer)	Percent of net assets
U.S. Treasury	25.24%
Fannie Mae	17.92
Government National Mortgage Assn.	3.46
Freddie Mac	3.05
J.P. Morgan Chase Commercial Mortgage Securities Corp.	.85
Spanish Government	.81
Verizon	.68
Bank of America	.65
Federal Home Loan Bank	.63
Greenwich Capital Commercial Funding Corp.	.62

Bonds, notes & other debt instruments — 92.14%	Principal amount (000)	Value (000)	Percent of net assets
Mortgage-backed obligations[1] — 27.57%
Fannie Mae:
3.00% 2027	$52,161	$53,771
3.00% 2028	54,970	56,396
3.50% 2028	40,000	41,688
6.00% 2038	50,889	55,365
6.00% 2038	37,954	41,230	17.77%
3.50% 2042	65,911	67,020
3.00% 2043	51,605	50,420
3.50% 2043	312,240	316,924
4.00% 2043	97,870	101,953
1.89%–9.556% 2022–2043[2]	713,299	746,090
Government National Mortgage Assn.:
2.50% 2028	67,617	68,333
3.50% 2043	75,210	77,161	3.46
3.50% 2043	74,805	76,886
2.50%–4.50% 2027–2040	74,120	75,315
Freddie Mac 0%–5.50% 2018–2043[2]	163,299	170,999	1.99
Other securities		375,072	4.35
		2,374,623	27.57

U.S. Treasury bonds & notes — 25.24%
U.S. Treasury — 22.41%
1.00% 2016	61,890	62,294
1.50% 2016	76,570	78,404
4.625% 2016	54,625	61,560
5.125% 2016	49,000	55,266
7.50% 2016	57,650	70,477
1.00% 2017	275,655	275,837
2.75% 2017	51,775	55,213
4.625% 2017	49,450	55,994
8.75% 2017	75,000	97,184
0.625% 2018	139,665	134,983	22.41
1.00% 2018	75,175	73,844
3.50% 2018	43,650	48,021
1.375% 2020	77,375	74,614
8.75% 2020	40,000	58,356
8.00% 2021	25,000	36,228
1.625% 2022	206,865	192,904
1.75% 2023	85,658	80,138
3.75% 2041	57,030	60,229
2.875% 2043	62,500	55,337
0.50%–7.625% 2014–2043	268,846	303,031
		1,929,914	22.41

American Funds Insurance Series	67

Bond Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)	Percent of net assets
U.S. Treasury bonds & notes (continued)
U.S. Treasury inflation-protected securities[3] — 2.83%
0.125% 2018	$94,637	$97,080
0.125%–2.00% 2013–2043	154,148	146,669	2.83%
		243,749	2.83
Total U.S. Treasury bonds & notes		2,173,663	25.24

Financials — 7.71%
JPMorgan Chase & Co.:
Series Q, junior subordinated 5.15% (undated)[2]	1,200	1,149
1.625%–3.40% 2015–2023	40,830	39,777	.47
Other securities		623,440	7.24
		664,366	7.71

Bonds & notes of governments & government agencies outside the U.S. — 3.52%
Spanish Government 5.40% 2023	€26,075	35,675	.41
Other securities		267,919	3.11
		303,594	3.52

Industrials — 3.28%
Volvo Treasury AB 5.95% 2015[4]	$34,000	36,558	.42
Other securities		246,285	2.86
		282,843	3.28

Telecommunication services — 2.44%
Verizon Communications Inc. 5.55% 2014	46,250	47,488	.55
Other securities		162,784	1.89
		210,272	2.44

Consumer staples — 2.38%
Coca-Cola Co. 1.50%–3.15% 2015–2020	14,395	14,724	.17
Other securities		189,933	2.21
		204,657	2.38

Federal agency bonds & notes — 2.29%
Freddie Mac:
1.25% 2019	48,500	46,125
0.375%–5.00% 2013–2015	45,000	45,519	1.06
Federal Home Loan Bank 1.00%–3.625% 2013–2017	53,690	54,270	.63
Fannie Mae 1.25%–5.375% 2016	12,080	12,514	.15
Other securities		38,650	.45
		197,078	2.29

Other — 17.71%
Other securities		1,525,246	17.71

Total bonds, notes & other debt instruments (cost: $7,867,219,000)		7,936,342	92.14

68	American Funds Insurance Series

Bond Fund

Convertible securities — 0.02%	Value (000)	Percent of net assets
Miscellaneous — 0.02%
Other convertible securities in initial period of acquisition	$1,328	.02%

Total convertible securities (cost: $1,362,000)	1,328	.02

Preferred securities — 0.04%
Financials — 0.04%
Other securities	3,141	.04

Total preferred securities (cost: $2,997,000)	3,141	.04

Common stocks — 0.06%
Other — 0.06%
Other securities	5,230	.06

Total common stocks (cost: $9,845,000)	5,230	.06

Short-term securities — 15.98%	Principal amount (000)
Freddie Mac 0.07%–0.16% due 7/15/2013–4/8/2014	$343,576	343,386	3.99
Federal Home Loan Bank 0.055%–0.15% due 7/17–12/19/2013	183,700	183,674	2.13
Fannie Mae 0.08%–0.15% due 7/1/2013–1/9/2014	139,050	138,991	1.61
Coca-Cola Co. 0.09%–0.18% due 7/17/2013–1/6/2014[4]	119,200	119,168	1.39
Wal-Mart Stores, Inc. 0.06%–0.10% due 7/1–7/30/2013[4]	69,400	69,398	.81
National Rural Utilities Cooperative Finance Corp. 0.10% due 7/11–7/22/2013	66,300	66,297	.77
Procter & Gamble Co. 0.10% due 8/13–8/26/2013[4]	62,900	62,893	.73
Chariot Funding, LLC 0.25% due 8/5–10/29/2013[4]	34,400	34,391
JPMorgan Chase & Co. 0.18% due 10/10/2013	18,500	18,490	.61
Chevron Corp. 0.07% due 7/8/2013[4]	50,000	49,999	.58
ExxonMobil Corp. 0.09% due 7/24/2013	50,000	49,997	.58
Private Export Funding Corp. 0.23%–0.25% due 8/12/2013–2/12/2014[4]	40,000	39,948	.47
Google Inc. 0.10%–0.13% due 8/20–9/24/2013[4]	39,800	39,791	.46
Abbott Laboratories 0.10%–0.12% due 8/12–8/19/2013[4]	38,900	38,897	.45
Merck & Co. Inc. 0.08% due 7/16/2013[4]	35,600	35,599	.41
Other securities		85,393	.99

Total short-term securities (cost: $1,376,309,000)		1,376,312	15.98
Total investment securities (cost: $9,257,732,000)		9,322,353	108.24
Other assets less liabilities		(709,274)	(8.24)

Net assets		$8,613,079	100.00%

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $5,230,000, which represented .06% of the net assets of the fund. Some of these securities (with an aggregate value of $5,073,000, an aggregate cost of $8,825,000, and which represented .06% of the net assets of the fund) were acquired from 1/26/2009 to 12/13/2011 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale.

American Funds Insurance Series	69

Bond Fund

Forward currency contracts

The fund has entered into forward currency contracts to purchase or sell currencies as shown in the following table. The open forward currency contracts shown are generally indicative of the level of activity over the prior 12-month period.

			Contract amount		Unrealized (depreciation) appreciation at
	Settlement date	Counterparty	Receive (000)	Deliver (000)	6/30/2013 (000)
Purchases:
Japanese yen	7/11/2013	Citibank	¥680,199	$7,000	$(142)

Sales:
British pounds	7/19/2013	Citibank	€3,050	£2,590	$31
Euros	7/10/2013	Bank of New York Mellon	$12,913	€9,750	214
Euros	7/10/2013	HSBC Bank	$12,819	€9,820	36
Euros	7/10/2013	Citibank	$12,983	€10,025	(66)
Euros	7/15/2013	Citibank	$14,572	€10,930	344
Euros	7/18/2013	UBS AG	$24,683	€18,525	568
Euros	7/31/2013	UBS AG	$17,802	€13,685	(14)
Japanese yen	8/2/2013	UBS AG	$18,910	¥1,877,036	(18)
Swedish kronor	7/16/2013	Barclays Bank PLC	$2,886	SKr18,881	72
Swedish kronor	8/2/2013	Barclays Bank PLC	$2,122	SKr14,267	(4)
					$1,163

Forward currency contracts – net					$1,021

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Coupon rate may change periodically.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $1,307,114,000, which represented 15.18% of the net assets of the fund.

Key to abbreviation and symbols

€ = Euros

£ = British pounds
¥ = Japanese yen

SKr = Swedish kronor

See Notes to Financial Statements

70	American Funds Insurance Series

Global Bond Fund	unaudited

Summary investment portfolio June 30, 2013

Largest holdings (by issuer)	Percent of net assets
U.S. Treasury	13.23%
Japanese Government	7.61
Fannie Mae	6.16
Spanish Government	6.00
United Mexican States Government	3.96
Polish Government	3.41
Portuguese Government	3.33
German Government	2.96
Swedish Government	2.85
Hungarian Government	2.15

Bonds, notes & other debt instruments — 94.40%	Principal amount (000)		Value (000)		Percent of net assets
Euros — 21.27%
Spanish Government:
5.50% 2017		€18,415	US$	25,881
4.50% 2018		18,880		25,513
4.30% 2019		3,200		4,238	6.00%
4.40% 2023		32,070		40,591
5.40% 2023		45,425		62,149
Portuguese Government:
6.40% 2016		14,290		19,345
4.35% 2017		20,245		25,650
4.75% 2019		2,100		2,585	3.33
3.85% 2021		14,700		16,443
5.65% 2024		19,760		23,961
German Government:
4.25% 2017		12,400		18,520
2.00% 2022		21,390		29,044	2.96
6.25% 2030		7,400		14,876
1.75%–5.625% 2016–2040[1]		10,139		15,551
Irish Government:
3.90% 2023		19,000		24,375
4.50%–5.90% 2017–2020		17,465		24,501	1.85
Belgium (Kingdom of):
Series 69, 1.25% 2018		22,200		28,557
2.25%–3.00% 2019–2023		12,085		16,364	1.70
Italian Government:
4.75% 2017		12,995		17,863
4.75% 2017		10,100		13,898	1.20
Hungarian Government 3.875%–6.00% 2018–2020		11,060		14,788	.56
Other securities				96,863	3.67
				561,556	21.27

Japanese yen — 7.61%
Japanese Government:
Series 317, 0.10% 2014		¥3,220,400		32,472
Series 269, 1.30% 2015		6,186,550		63,640
Series 284, 1.70% 2016		2,810,000		29,812	7.61
Series 310, 1.00% 2020		1,800,000		18,650
Series 136, 1.60% 2032		2,265,950		22,699
1.00%–2.40% 2017–2038		3,103,200		33,549
				200,822	7.61

Mexican pesos — 3.96%
United Mexican States Government:
Series M, 5.00% 2017	MXN	238,500		18,478
Series M, 8.00% 2020		355,000		31,392	3.96
Series M30, 10.00% 2036		155,000		15,960
6.25%–10.00% 2016–2038		442,500		38,548
				104,378	3.96

American Funds Insurance Series	71

Global Bond Fund

Bonds, notes & other debt instruments	Principal amount (000)		Value (000)		Percent of net assets
Polish zloty — 3.04%
Polish Government:
Series 1017, 5.25% 2017	PLN	117,825	US$	37,725
Series 1020, 5.25% 2020		20,000		6,475	3.04%
Series 1021, 5.75% 2021		58,000		19,341
5.75% 2022		50,590		16,814
				80,355	3.04

Swedish kronor — 2.85%
Swedish Government:
Series 1051, 3.75% 2017	SKr	102,490		16,692
Series 105, 3.50% 2022		140,580		23,344	2.85
3.50%–6.75% 2014–2028[1]		200,537		35,161
				75,197	2.85

British pounds — 1.95%
United Kingdom:
3.75% 2021		£13,620		23,111
1.75%–5.00% 2018–2040		14,770		24,252	1.80
Other securities				4,044	.15
				51,407	1.95

South Korean won — 1.86%
South Korean Government:
5.50% 2017	KRW	23,469,770		22,493
5.75% 2018		15,457,680		15,213	1.86
3.00% 2023		13,300,250		11,316
				49,022	1.86

Norwegian kroner — 1.77%
Norwegian Government:
4.25% 2017	NKr	115,210		20,820
4.50% 2019		74,610		13,973	1.77
3.75% 2021		65,000		11,792
				46,585	1.77

Hungarian forints — 1.09%
Hungarian Government:
Series 19/A, 6.50% 2019	HUF	1,772,750		8,233
Series 20A, 7.50% 2020		4,229,300		20,561	1.09
				28,794	1.09

Malaysian ringgits — 1.03%
Malaysian Government 3.26%–4.24% 2017–2018	MYR	85,200		27,292	1.03

72	American Funds Insurance Series

Global Bond Fund

Bonds, notes & other debt instruments	Principal amount (000)		Value (000)		Percent of net assets
U.S. dollars — 42.73%
U.S. Treasury:
2.625% 2016	US$	21,250	US$	22,410
1.00% 2017		35,390		35,413
2.75% 2017		15,125		16,129
0.625% 2018		17,410		16,826
1.00% 2018		28,725		28,217
3.50% 2018		17,775		19,555	13.23%
1.375% 2020		24,800		23,915
1.625% 2022		31,480		29,355
0.50%–7.50% 2013–2041		101,428		107,435
U.S. Treasury Inflation-Protected Security:
0.125% 2018[1]		15,316		15,711
0.125%–2.00% 2013–2043[1]		35,431		34,372
Fannie Mae:
3.50% 2043[2]		58,420		59,296
2.00%–6.50% 2022–2043[2,3]		100,875		103,353	6.16
Government National Mortgage Assn. 2.50%–3.50% 2027–2043[2]		26,736		27,262	1.03
Freddie Mac 0%–6.50% 2016–2039[2,3]		26,698		26,403	1.00
Hungarian Government 4.125%–6.25% 2018–2023		13,120		13,188	.50
Polish Government 5.00%–6.375% 2019–2022		8,600		9,714	.37
South Korean Government 5.75% 2014		700		726	.03
Other securities				538,786	20.41
				1,128,066	42.73

Other currencies — 5.24%
Other securities				138,402	5.24

Total bonds, notes & other debt instruments (cost: $2,514,256,000)				2,491,876	94.40

Convertible securities — 0.02%
U.S. dollars — 0.02%
Other securities				413	.02

Total convertible securities (cost: $365,000)				413	.02

Common stocks — 0.03%
U.S. dollars — 0.03%
Other securities				872	.03

Total common stocks (cost: $1,662,000)				872	.03

American Funds Insurance Series	73

Global Bond Fund

Short-term securities — 9.03%	Principal amount (000)		Value (000)		Percent of net assets
Australia & New Zealand Banking Group, Ltd. 0.165%–0.17% due 8/2–8/8/2013[4]	US$	51,700	US$	51,694	1.96%
Freddie Mac 0.09% due 11/6/2013		38,000		37,987	1.44
Federal Home Loan Bank 0.08% due 7/5/2013		35,313		35,313	1.34
National Australia Funding (Delaware) Inc. 0.13%–0.17% due 8/19–9/9/2013[4]		33,200		33,192	1.25
Bank of Nova Scotia 0.145% due 7/15/2013		25,800		25,798	.97
Province of Ontario 0.15% due 8/13/2013		20,000		19,996	.76
Fannie Mae 0.11% due 12/11/2013		17,400		17,391	.66
Sumitomo Mitsui Banking Corp. 0.18% due 7/17/2013[4]		17,100		17,099	.65

Total short-term securities (cost: $238,469,000)				238,470	9.03
Total investment securities (cost: $2,754,752,000)				2,731,631	103.48
Other assets less liabilities				(91,824)	(3.48)

Net assets			US$	2,639,807	100.00%

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,285,000, which represented .05% of the net assets of the fund. Some of these securities (with an aggregate value of $514,000, an aggregate cost of $716,000, and which represented ..02% of the net assets of the fund) were acquired from 2/26/2010 to 2/15/2013 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale.

74	American Funds Insurance Series

Global Bond Fund

Forward currency contracts

The fund has entered into forward currency contracts to purchase or sell currencies as shown in the following table. The open forward currency contracts shown are generally indicative of the level of activity over the prior 12-month period.

					Unrealized
					appreciation
			Contract amount		(depreciation) at
			Receive	Deliver	6/30/2013
	Settlement date	Counterparty	(000)	(000)	(000)
Purchases:
Japanese yen	7/3/2013	Citibank	¥824,028	$8,106	US$ 203
Japanese yen	7/10/2013	HSBC Bank	¥1,657,783	$16,465	250
Japanese yen	7/11/2013	Citibank	¥2,025,506	$20,250	173
Japanese yen	7/11/2013	Citibank	¥801,663	$8,250	(167)
Japanese yen	7/12/2013	JPMorgan Chase	¥2,512,153	$25,316	15
Japanese yen	7/12/2013	Barclays Bank PLC	¥1,517,252	$15,290	9
Japanese yen	7/16/2013	Bank of America, N.A.	¥378,320	$4,008	(193)
Japanese yen	7/16/2013	Bank of America, N.A.	¥387,089	$4,006	(102)
Japanese yen	7/16/2013	Bank of America, N.A.	¥191,313	$1,992	(63)
Japanese yen	7/16/2013	Citibank	¥584,178	$6,000	(109)
					US$ 16

Sales:
British pounds	7/19/2013	Citibank	€4,156	£3,530	US$ 42
British pounds	7/22/2013	Citibank	€14,932	£12,800	(27)
Euros	7/3/2013	Citibank	¥394,572	€3,000	73
Euros	7/10/2013	Citibank	$4,080	€3,150	(21)
Euros	7/10/2013	Bank of New York Mellon	¥226,406	€1,760	(8)
Euros	7/16/2013	Bank of America, N.A.	¥574,933	€4,490	(48)
Euros	7/16/2013	Bank of America, N.A.	¥377,748	€3,000	(96)
Euros	7/16/2013	Bank of America, N.A.	¥383,524	€2,990	(25)
Euros	7/16/2013	Citibank	¥582,155	€4,530	(27)
Euros	7/17/2013	HSBC Bank	$14,539	€10,910	337
Euros	7/18/2013	Bank of New York Mellon	¥979,061	€7,750	(216)
Euros	7/18/2013	UBS AG	$14,057	€10,550	323
Euros	7/18/2013	Bank of America, N.A.	¥189,093	€1,490	(33)
Euros	7/24/2013	Bank of New York Mellon	$39,587	€30,000	534
Euros	7/26/2013	Bank of New York Mellon	$7,925	€6,050	49
Euros	7/29/2013	JPMorgan Chase	$40,520	€30,750	489
Euros	7/31/2013	Citibank	¥567,588	€4,468	(93)
Euros	8/2/2013	Bank of New York Mellon	$7,410	€5,700	(11)
Turkish lira	7/22/2013	Citibank	$8,223	TRY16,010	(39)
Turkish lira	7/29/2013	JPMorgan Chase	$4,108	TRY8,000	(19)
					US$1,184

Forward currency contracts – net					US$1,200

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Index-linked bond whose principal amount moves with a government price index.
[2]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[3]	Coupon rate may change periodically.
[4]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $264,500,000, which represented 10.02% of the net assets of the fund.

See Notes to Financial Statements

American Funds Insurance Series	75

High-Income Bond Fund	unaudited
Summary investment portfolio June 30, 2013

Largest holdings (by issuer)	Percent of net assets
First Data	2.69%
Wind Acquisition	2.43
Sprint Nextel	2.33
Clearwire	2.07
MGM Resorts International	1.85
MetroPCS Wireless	1.79
Leap Wireless	1.71
inVentiv Health	1.64
Frontier Communications	1.40
Reynolds Group	1.35

Bonds, notes & other debt instruments — 91.45%	Principal amount (000)	Value (000)	Percent of net assets
Telecommunication services — 16.95%
Wind Acquisition SA:
11.75% 2017[1]	$17,618	$18,411
11.75% 2017	€8,550	11,602	2.43%
7.25% 2018[1]	$7,975	8,055
7.375% 2018	€4,075	5,364
Sprint Nextel Corp.:
8.375% 2017	$10,400	11,726
7.00% 2020	12,050	12,773	2.33
6.00%–11.50% 2016–2021[1]	14,200	17,142
Clearwire Communications and Clearwire Finance, Inc.:
Series A, 12.00% 2015[1]	10,575	11,262
Series B, 12.00% 2015[1]	12,480	13,291
14.75% 2016[1]	1,250	1,713	2.07
12.00% 2017[1]	9,135	10,619
MetroPCS Wireless, Inc.:
6.25% 2021[1]	15,625	15,957
6.625% 2023[1]	15,625	15,957	1.79
Leap Wireless International, Inc., Term Loan C, 4.75% 2020[2,3,4]	18,425	18,291
Cricket Communications, Inc. 7.75% 2020	12,725	12,280	1.71
Frontier Communications Corp. 7.125%–9.25% 2018–2024	23,475	24,981	1.40
NII Capital Corp.:
7.625% 2021	11,250	8,859
7.875%–11.375% 2019[1]	15,010	14,961	1.34
LightSquared, Term Loan B, 12.00% 2014[3,4,5,6]	17,291	18,848	1.06
Intelsat Jackson Holding Co. 6.625% 2022[1]	10,825	10,554	.59
Other securities		39,876	2.23
		302,522	16.95

Consumer discretionary — 14.19%
MGM Resorts International 5.875%–8.625% 2014–2022	30,600	32,959	1.85
Boyd Gaming Corp.:
9.125% 2018	9,190	9,627
7.125%–9.00% 2016–2020	13,730	13,754	1.31
Caesars Entertainment Operating Co. 9.00%–11.25% 2017–2020[1]	18,760	18,578	1.04
Needle Merger Sub Corp. 8.125% 2019[1]	10,455	10,716	.60
Revel Entertainment, Term Loan B, 14.50% 2018[2,3,4,5]	10,757	10,703	.60
Other securities		156,985	8.79
		253,322	14.19

Industrials — 12.18%
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	19,055	20,103	1.13
Ply Gem Industries, Inc. 8.25% 2018	14,239	15,236	.85
BE Aerospace, Inc. 5.25% 2022	10,710	10,710	.60
Euramax International, Inc. 9.50% 2016	10,880	10,472	.59
DAE Aviation Holdings, Inc. 11.25% 2015[1]	10,035	10,085	.57
CEVA Group PLC 8.375%–11.625% 2016–2017[1]	6,644	6,737	.38
Beechcraft Holdings, LLC., Term Loan, 5.75% 2020[2,3,4]	6,130	6,141	.34
Other securities		137,835	7.72
		217,319	12.18

76	American Funds Insurance Series

High-Income Bond Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)	Percent of net assets
Health care — 9.73%
inVentiv Health Inc.:
10.75% 2018[1]	$16,890	$14,187
9.00%–11.00% 2018[1]	15,910	15,071	1.64%
Kinetic Concepts, Inc.:
10.50% 2018	10,120	10,930
12.50% 2019	9,715	10,104	1.18
VPI Escrow Corp. 6.375%–7.50% 2018–2021[1]	17,945	18,275	1.02
DJO Finance LLC 7.75% 2018	10,800	10,719	.60
Patheon Inc., Term Loan B1, 7.25% 2018[2,3,4]	9,174	9,266	.52
VWR Funding, Inc. 7.25% 2017	8,570	8,913	.50
Other securities		76,250	4.27
		173,715	9.73

Energy — 8.90%
NGPL PipeCo LLC 9.625% 2019[1]	16,550	17,212	.97
QGOG Constellation S.A. 6.25% 2019[1]	10,950	10,758	.60
Peabody Energy Corp. 6.00% 2018	9,940	10,002	.56
Teekay Corp. 8.50% 2020	8,543	9,333	.52
Other securities		111,542	6.25
		158,847	8.90

Materials — 8.88%
Reynolds Group Inc.:
5.75% 2020	16,995	17,165
7.125%–9.875% 2018–2019	6,560	7,024	1.35
FMG Resources:
6.00% 2017[1]	11,005	10,757
6.875%–8.25% 2015–2019[1]	10,345	10,470	1.19
Inmet Mining Corp.:
8.75% 2020[1]	14,780	15,186
7.50% 2021[1]	6,270	6,035	1.19
ArcelorMittal:
7.25% 2041[2]	11,105	10,494
5.00%–10.35% 2017–2022[2]	9,100	9,353	1.11
CEMEX Finance LLC 9.375% 2022[1]	8,125	8,897	.50
JMC Steel Group Inc. 8.25% 2018[1]	9,050	8,892	.50
Other securities		54,271	3.04
		158,544	8.88

Financials — 6.92%
CIT Group Inc.:
5.00% 2017	14,800	15,188
4.25%–5.50% 2017–2019[1]	4,750	4,856	1.12
Realogy Corp.:
Letter of Credit, 4.50% 2016[2,3,4]	1,109	1,109
7.875% 2019[1]	11,850	12,561
Term Loan B, 4.50% 2020[2,3,4]	614	618	1.01
3.375%–9.00% 2016–2020[1]	3,500	3,758
Other securities		85,476	4.79
		123,566	6.92

American Funds Insurance Series	77

High-Income Bond Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)	Percent of net assets
Information technology — 6.32%
First Data Corp.:
Term Loan 1L, 4.193% 2017[2,3,4]	$1,343	$1,318
11.75% 2021[1]	15,755	14,258	2.69%
12.625% 2021	13,679	14,534
6.75%–11.25% 2016–2022[1,2,5]	17,444	17,849
SRA International, Inc.:
Term Loan B, 6.50% 2018[2,3,4]	14,378	14,318
11.00% 2019	7,835	8,148	1.26
Other securities		42,356	2.37
		112,781	6.32

Bonds & notes of governments outside the U.S. — 2.49%
Slovenia (Republic of):
5.50% 2022	11,105	10,244
4.75%–5.85% 2018–2023[1]	10,370	9,710	1.12
Other securities		24,400	1.37
		44,354	2.49

Utilities — 2.37%
TXU, Term Loan, 4.693% 2017[2,3,4]	12,461	8,760	.49
Other securities		33,570	1.88
		42,330	2.37

Consumer staples — 2.32%
Marfrig Holdings (Europe) BV 9.875% 2017[1]	8,700	8,787	.49
Other securities		32,594	1.83
		41,381	2.32

Other — 0.20%
Other securities		3,443	.20

Total bonds, notes & other debt instruments (cost: $1,589,963,000)		1,632,124	91.45

Convertible securities — 0.87%	Shares or principal amount
Industrials — 0.42%
CEVA Group PLC 3.273% convertible notes 2023[1,2,5,7]	$4,559,923	5,531
CEVA Group PLC, Series A-2, 2.268% convertible preferred[7,8]	2,211	2,007	.42
		7,538	.42
Other — 0.45%
Other securities		8,087	.45

Total convertible securities (cost: $15,201,000)		15,625	.87

78	American Funds Insurance Series

High-Income Bond Fund

Preferred securities — 0.37%	Value (000)	Percent of net assets
Financials — 0.37%
Other securities	$6,571	.37%

Total preferred securities (cost: $5,710,000)	6,571	.37

Common stocks — 1.92%	Shares
Industrials — 1.14%
Beech Holdings, LLC[7,8,9]	2,213,996	15,144	.85
CEVA Group PLC[1,7,9]	5,622	5,101	.28
Other securities		138	.01
		20,383	1.14
Other — 0.78%
Other securities		13,844	.78

Total common stocks (cost: $74,318,000)		34,227	1.92

Rights & warrants — 0.01%
Consumer discretionary — 0.01%
Other securities	279	.01

Total rights & warrants (cost: $165,000)	279	.01

Short-term securities — 3.88%	Principal amount (000)
Coca-Cola Co. 0.15% due 9/17/2013[1]	$25,000	24,996	1.40
Fannie Mae 0.10% due 7/1–12/17/2013	14,600	14,595	.82
Wal-Mart Stores, Inc. 0.05%–0.10% due 7/8–7/30/2013[1]	12,700	12,700	.71
Other securities		16,889	.95

Total short-term securities (cost: $69,176,000)		69,180	3.88
Total investment securities (cost: $1,754,533,000)		1,758,006	98.50
Other assets less liabilities		26,794	1.50

Net assets		$1,784,800	100.00%

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including a portion of a security which was pledged as collateral for net losses on unsettled forward currency contracts. The total value of pledged collateral was $263,000, which represented .01% of the net assets of the fund.

American Funds Insurance Series	79

High-Income Bond Fund

Forward currency contracts

The fund has entered into forward currency contracts to sell currency as shown in the following table. The open forward currency contracts shown are generally indicative of the level of activity over the prior 12-month period.

					Unrealized
			Contract amount		appreciation at
			Receive	Deliver	6/30/2013
	Settlement date	Counterparty	(000)	(000)	(000)
Sales:
Euros	7/10/2013	JPMorgan Chase	$1,158	€875	$19
Euros	8/1/2013	Bank of New York Mellon	$10,432	€8,000	17
					$36

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $684,889,000, which represented 38.37% of the net assets of the fund.

[2]	Coupon rate may change periodically.

[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

[4]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans, including those in “Other securities,” was $146,787,000, which represented 8.22% of the net assets of the fund.

[5]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

[6]	Scheduled interest and/or principal payment was not received.

[7]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $38,491,000, which represented 2.16% of the net assets of the fund.

[8]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition dates	Cost (000)	Value (000)	Percent of net assets
Beech Holdings, LLC	1/26/2009–2/15/2013	$25,196	$15,144	.85%
CEVA Group PLC, Series A-2, 2.268% convertible preferred	3/10/2010–1/23/2012	3,237	2,007	.11
Other restricted securities		32,302	9,428	.53
Total restricted securities		$60,735	$26,579	1.49%

[9]	Security did not produce income during the last 12 months.

Key to symbol

€ = Euros

See Notes to Financial Statements

80	American Funds Insurance Series

Mortgage Fund	unaudited
Investment portfolio June 30, 2013

Bonds, notes & other debt instruments — 87.07%	Principal amount (000)	Value (000)	Percent of net assets
Mortgage-backed obligations — 77.06%
Federal agency mortgage-backed obligations[1] — 73.94%
Fannie Mae:
2.50% 2027	$181	$182
2.50% 2027	86	87
2.50% 2028[2]	4,234	4,254
2.50% 2028	2,444	2,460
3.538% 2040[3]	521	552
4.189% 2040[3]	797	847
3.453% 2041[3]	359	375
3.525% 2041[3]	333	348
3.777% 2041[3]	432	460
4.00% 2041	1,182	1,232
4.00% 2041	314	329
4.00% 2042	1,814	1,896	27.44%
2.514% 2043[3]	354	353
3.00% 2043[2]	18,550	18,124
3.50% 2043[2]	13,550	13,753
4.00% 2043[2]	6,000	6,237
4.00% 2043[2]	5,750	5,990
Series 2012-M14, multifamily 1.114% 2017	150	150
Series 2012-M9, multifamily 1.513% 2017	150	149
Series 2012-M5, Class A1, multifamily 1.787% 2022	117	117
Series 2013-M4, multifamily 2.608% 2022	225	219
Series 2012-M2, Class A2, multifamily 2.717% 2022	200	197
Series 2012-M3, Class 1-A2, multifamily 3.044% 2022	100	101
Government National Mortgage Assn.:
2.50% 2027	291	294
2.50% 2027	288	291
2.50% 2028	1,889	1,909
4.00% 2039	882	899
6.00% 2039	1,308	1,451
4.00% 2040	575	586
5.50% 2040	8,730	9,746
4.50% 2041	262	279
5.00% 2041	4,654	5,042
5.00% 2041	2,738	2,873	24.58
6.50% 2041	2,944	3,308
3.00% 2042	605	600
3.50% 2042	623	621
4.00% 2042	141	144
3.50% 2043	11,296	11,610
3.50% 2043	4,589	4,717
3.50% 2043	3,074	3,160
3.50% 2043	2,382	2,450
4.00% 2043[2]	2,250	2,358

American Funds Insurance Series	81

Mortgage Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)	Percent of net assets
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations[1] (continued)
Freddie Mac:
3.00% 2026	$255	$262
2.50% 2027	1,347	1,355
5.00% 2034	5,403	5,792
4.50% 2036	3,611	3,807
5.50% 2037	78	84
5.00% 2038	701	750
5.50% 2038	295	317
5.50% 2038	198	213
5.50% 2038	85	91
3.773% 2039[3]	324	345
5.50% 2039	2,284	2,454
5.50% 2039	683	734
4.50% 2040	670	706
4.50% 2040	323	340
4.50% 2040	120	127
2.563% 2042[3]	256	257
4.00% 2042	1,202	1,262
4.50% 2042	908	955
2.355% 2043[3]	590	583
3.50% 2043[2]	2,900	2,937	17.54%
4.00% 2043[2]	10,775	11,208
Series K501, Class A1, multifamily 1.337% 2016	94	94
Series K711, Class A1, multifamily 1.321% 2018	147	148
Series K705, Class A2, multifamily 2.303% 2018	146	148
Series K706, Class A2, multifamily 2.323% 2018	200	203
Series K704, Class A2, multifamily 2.412% 2018	75	76
Series K711, Class A2, multifamily 1.73% 2019	150	147
Series K712, Class A2, multifamily 1.869% 2019	170	165
Series K709, Class A2, multifamily 2.086% 2019	125	124
Series K015, Class A1, multifamily 2.257% 2020	46	47
Series K019, Class A1, multifamily 1.459% 2021	144	141
Series K017, Class A2, multifamily 2.873% 2021	200	198
Series K022, Class A1, multifamily 1.583% 2022	173	169
Series KS01, Class A1, multifamily 1.693% 2022	110	108
Series K025, Class A1, multifamily 1.875% 2022	174	172
Series K022, Class A2, multifamily 2.355% 2022	175	165
Series K020, Class A2, multifamily 2.373% 2022	150	141
Series KS01, Class A2, multifamily 2.522% 2023	280	268
Series K028, Class A2, multifamily 3.111% 2023	250	247
Vendee Mortgage Trust:
Series 2011-2, Class V, 3.75% 2028	6,079	6,412
Series 2011-2, Class DA, 3.75% 2033	217	229	4.07
Series 2010-1, Class DA, 4.25% 2035	1,941	2,027
FDIC Structured Sale Guaranteed Notes, Series 2010-S1, Class 1-A, 0.744% 2048[3,4]	650	650	.31
		157,408	73.94

82	American Funds Insurance Series

Mortgage Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)	Percent of net assets
Other mortgage-backed securities[1] — 3.12%
Westpac Banking Corp.:
1.375% 2015[4]	$200	$202
2.45% 2016[4]	200	207	.40%
1.25% 2017[4]	200	195
1.375% 2018[4]	250	242
UBS AG:
1.875% 2015[4]	200	204
0.75% 2016[4]	225	223	.30
2.25% 2017[4]	200	207
Bank of Nova Scotia:
1.25% 2014[4]	200	202
1.75% 2017[4]	200	204	.29
1.95% 2017[4]	200	204
Bank of Montreal:
1.30% 2014[4]	250	253
1.95% 2017[4]	250	256	.24
Commonwealth Bank of Australia:
0.75% 2016[4]	250	248
2.25% 2017[4]	250	255	.24
Swedbank AB:
2.125% 2016[4]	200	205
1.375% 2018[4]	225	218	.20
Sparebank 1 Boligkreditt AS:
2.30% 2018[4]	200	204
1.25% 2019[4]	200	191	.18
Australia & New Zealand Banking Group Ltd. 2.40% 2016[4]	250	259	.12
National Bank of Canada 2.20% 2016[4]	250	258	.12
Barclays Bank PLC 2.25% 2017[4]	250	257	.12
Caisse Centrale Desjardins 1.60% 2017[4]	250	252	.12
National Australia Bank 1.25% 2018[4]	250	243	.11
Skandinaviska Enskilda 1.375% 2018[4]	250	241	.11
Stadshypotek AB 1.875% 2019[4]	250	239	.11
DnB NOR ASA 1.45% 2019[4]	225	219	.10
Credit Suisse Group AG 2.60% 2016[4]	200	208	.10
Nordea Eiendomskreditt AS 2.125% 2017[4]	200	205	.10
Credit Mutuel-CIC Home Loan SFH 1.50% 2017[4]	200	195	.09
Northern Rock PLC 5.625% 2017[4]	125	142	.07
		6,638	3.12

Total mortgage-backed obligations		164,046	77.06

U.S. Treasury bonds & notes — 7.05%
U.S. Treasury inflation-protected securities[5] — 5.59%
2.00% 2014	2,467	2,549
2.00% 2014	2,517	2,553
0.50% 2015	5,365	5,502	5.59
0.125% 2016	448	459
0.625% 2043	1,011	849
		11,912	5.59

American Funds Insurance Series	83

Mortgage Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)	Percent of net assets
U.S. Treasury bonds & notes (continued)
U.S. Treasury — 1.46%
2.875% 2043	$3,500	$3,099	1.46%

Total U.S. Treasury bonds & notes		15,011	7.05

Federal agency bonds & notes — 1.85%
Federal Home Loan Bank, Series 2816, 1.00% 2017	2,970	2,935	1.38
Freddie Mac:
1.75% 2015	500	513
1.00% 2017	500	496	.47
		3,944	1.85

Municipals — 1.11%
State of Minnesota, Housing Finance Agency, Homeownership Finance Bonds (GNMA and FNMA Pass-Through Program):
Series 2012-B, 2.25% 2042[1]	344	337
Series 2013-A, 2.35% 2043[1]	323	318	.31
State of Kentucky, Housing Corp., Housing Revenue Bonds, Series 2013-D, 3.50% 2033	475	501	.23
State of New Mexico, Mortgage Finance Authority, Single-family Mortgage Program Revenue Refunding Bonds, Series 2012-B-1, Class I, Alternative Minimum Tax, 3.75% 2043	240	249	.12
State of Iowa, Finance Authority, Single-family Mortgage Bonds (Mortgage-backed Securities Program), Series 2013-1, 2.15% 2043[1]	247	247	.12
State of Oklahoma, Housing Finance Agency, Single-family Mortgage Revenue Bonds (Homeownership Loan Program), Series 2012-A, 5.00% 2043	215	242	.11
State of Washington, Housing Finance Commission, Single-family Program Revenue Refunding Bonds, Series 2013-1-N, 3.00% 2043	175	182	.09
State of Illinois, Housing Development Authority, Housing Revenue Bonds, Series 2013-A, 2.45% 2043[1]	174	171	.08
State of Mississippi, Home Corp., Single-family Mortgage Revenue Bonds, Series 2009-A-2, 5.00% 2039	100	108	.05
		2,355	1.11

Total bonds, notes & other debt instruments (cost: $186,195,000)		$185,356	87.07

84	American Funds Insurance Series

Mortgage Fund

Short-term securities — 43.84%	Principal amount (000)	Value (000)	Percent of net assets
National Rural Utilities Cooperative Finance Corp. 0.11% due 7/19/2013	$8,500	$8,499	3.99%
Honeywell International Inc. 0.07% due 7/22/2013[4]	7,000	7,000	3.29
Regents of the University of California 0.12% due 7/8–7/9/2013	6,900	6,900	3.24
Wal-Mart Stores, Inc. 0.08% due 8/12/2013[4]	6,800	6,799	3.19
Paccar Financial Corp. 0.13% due 8/16–9/5/2013	6,700	6,698	3.15
Coca-Cola Co. 0.11%–0.15% due 7/12–9/11/2013[4]	6,500	6,500	3.05
JPMorgan Chase & Co. 0.18% due 10/10/2013	6,500	6,496	3.05
Merck & Co. Inc. 0.08% due 7/16/2013[4]	6,350	6,350	2.98
Gotham Funding Corp. 0.17% due 7/17/2013[4]	6,103	6,102	2.87
Wells Fargo & Co. 0.15% due 8/19/2013	5,000	4,998	2.35
Federal Farm Credit Banks 0.15% due 5/23/2014	5,000	4,992	2.35
Army and Air Force Exchange Service 0.09% due 7/24/2013[4]	4,900	4,900	2.30
Sumitomo Mitsui Banking Corp. 0.19% due 7/11/2013[4]	4,300	4,300	2.02
ExxonMobil Corp. 0.07% due 7/9/2013	3,000	3,000	1.41
John Deere Credit Ltd. 0.09% due 7/19/2013[4]	2,400	2,400	1.13
Chevron Corp. 0.07% due 7/22/2013[4]	2,200	2,200	1.03
Google Inc. 0.17% due 10/1/2013[4]	2,000	1,999	.94
PepsiCo Inc. 0.06% due 7/25/2013[4]	1,900	1,900	.89
Private Export Funding Corp. 0.12% due 7/17/2013[4]	1,100	1,100	.52
Fannie Mae 0.12% due 8/19/2013	200	200	.09

Total short-term securities (cost: $93,335,000)		93,333	43.84
Total investment securities (cost: $279,530,000)		278,689	130.91
Other assets less liabilities		(65,803)	(30.91)

Net assets		$212,886	100.00%

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	A portion or all of the security purchased on a TBA basis.
[3]	Coupon rate may change periodically.
[4]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $58,838,000, which represented 27.64% of the net assets of the fund.
[5]	Index-linked bond whose principal amount moves with a government price index.

Key to abbreviation

TBA = To be announced

See Notes to Financial Statements

American Funds Insurance Series	85

U.S. Government/AAA-Rated Securities Fund	unaudited
Summary investment portfolio June 30, 2013

Bonds, notes & other debt instruments — 91.27%	Principal amount (000)	Value (000)	Percent of net assets
Federal agency mortgage-backed obligations[1] — 45.44%
Fannie Mae:
3.00% 2028[2]	$81,822	$83,944
3.00% 2043[2]	71,725	70,078
3.50% 2043[2]	350,162	355,414	25.91%
4.00% 2043[2]	72,843	75,882
4.00% 2043[2]	43,000	44,700
0%–10.913% 2017–2043[2,3]	289,775	304,554
Government National Mortgage Assn.:
5.50% 2040	32,058	35,788
3.50% 2043	99,899	102,678
3.50% 2043[2]	32,110	32,928	10.67
4.00% 2043[2]	58,325	61,214
2.50%–6.50% 2026–2058[2,3]	147,219	152,376
Freddie Mac:
3.50% 2043[2]	34,375	34,810
0%–6.00% 2014–2043[3]	225,261	231,533	7.39
Vendee Mortgage Trust 3.75%–4.25% 2033–2035	47,745	50,130	1.39
Other securities		2,916	.08
		1,638,945	45.44

U.S. Treasury bonds & notes — 36.11%
U.S. Treasury — 26.96%
3.125% 2013	96,620	97,109
2.625% 2014	27,100	27,810
11.25% 2015	50,680	59,664
1.50% 2016	62,425	63,920
1.50% 2016	33,750	34,558
2.75% 2017	33,000	35,192
3.25% 2017	50,470	54,721	26.96
4.625% 2017	37,600	42,576
1.00% 2018	35,650	35,019
3.50% 2018	46,925	51,624
1.375% 2020	89,980	86,770
1.625% 2022	72,850	67,933
2.875% 2043	79,950	70,787
0.50%–7.50% 2014–2043	228,025	244,660
		972,343	26.96

U.S. Treasury inflation-protected securities[4] — 9.15%
2.00% 2014	66,524	67,484
2.00% 2014	44,411	45,874
0.50% 2015	45,067	46,217	9.15
0.125% 2018	50,641	51,948
0.625% 2043	56,109	47,089
0.125%–2.00% 2013–2042	72,608	71,672
		330,284	9.15

Total U.S. Treasury bonds & notes		1,302,627	36.11

Federal agency bonds & notes — 9.51%
Federal Home Loan Bank:
3.625% 2013	51,720	52,263
5.50% 2014	57,160	60,544	4.93
2.75% 2015	9,250	9,628
Series 2816, 1.00% 2017	56,095	55,430
Freddie Mac 0.375%–1.75% 2014–2019	70,455	70,187	1.95

86	American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)	Percent of net assets
Federal agency bonds & notes (continued)
Tennessee Valley Authority:
Series A, 3.875% 2021	$30,475	$33,339
1.875%–5.88% 2022–2042	28,850	29,771	1.75%
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 1.625% 2014	18,500	18,848	.52
Fannie Mae 7.125% 2030	4,000	5,728	.16
Other securities		7,260	.20
		342,998	9.51

Bonds & notes of government agencies outside the U.S. — 0.21%
Other securities		7,524	.21

Total bonds, notes & other debt instruments (cost: $3,311,988,000)		3,292,094	91.27

Short-term securities — 30.58%
Honeywell International Inc. 0.07%–0.11% due 7/22–9/23/2013[5]	105,600	105,573	2.93
Federal Farm Credit Banks 0.13%–0.18% due 10/18/2013–5/9/2014	83,000	82,901	2.30
Chariot Funding, LLC 0.27% due 9/18/2013[5]	35,000	34,991
Jupiter Securitization Co., LLC 0.27% due 9/18–9/19/2013[5]	25,000	24,990	2.29
JPMorgan Chase & Co. 0.16% due 8/23/2013	22,500	22,495
Wal-Mart Stores, Inc. 0.06%–0.10% due 7/1–8/26/2013[5]	63,900	63,897	1.77
National Rural Utilities Cooperative Finance Corp. 0.10%–0.11% due 7/11–7/22/2013	59,500	59,496	1.65
Coca-Cola Co. 0.09%–0.18% due 7/17/2013–1/6/2014[5]	57,100	57,090	1.58
Abbott Laboratories 0.11%–0.13% due 7/16–9/9/2013[5]	54,300	54,295	1.51
Tennessee Valley Authority 0.06% due 8/15/2013	50,000	49,996	1.39
Wells Fargo & Co. 0.15% due 8/19/2013	50,000	49,986	1.39
Procter & Gamble Co. 0.10% due 8/16–9/13/2013[5]	47,100	47,094	1.31
Paccar Financial Corp. 0.07%–0.14% due 7/11–9/12/2013	47,100	47,093	1.31
Regents of the University of California 0.12% due 7/8–7/9/2013	46,700	46,698	1.29
Emerson Electric Co. 0.10%–0.12% due 7/8–7/23/2013[5]	46,400	46,398	1.29
Merck & Co. Inc. 0.08%–0.13% due 7/16–10/28/2013[5]	45,150	45,142	1.25
Johnson & Johnson 0.05% due 7/9/2013[5]	39,950	39,949	1.11
Chevron Corp. 0.06% due 7/15/2013[5]	38,700	38,699	1.07
Harvard University 0.13% due 8/15/2013	30,123	30,120	.83
General Electric Capital Corp. 0.09% due 7/24/2013	30,000	29,998	.83
Other securities		125,956	3.48

Total short-term securities (cost: $1,102,849,000)		1,102,857	30.58
Total investment securities (cost: $4,414,837,000)		4,394,951	121.85
Other assets less liabilities		(787,997)	(21.85)

Net assets		$3,606,954	100.00%

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	A portion or all of the security purchased on a TBA basis.
[3]	Coupon rate may change periodically.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $680,624,000, which represented 18.87% of the net assets of the fund.

Key to abbreviation

TBA = To be announced

See Notes to Financial Statements

American Funds Insurance Series	87

Cash Management Fund	unaudited
Investment portfolio June 30, 2013

Short-term securities — 100.54%	Principal amount (000)	Value (000)	Percent of net assets
Federal agency discount notes — 38.60%
Federal Home Loan Bank 0.05%–0.125% due 7/1–9/16/2013	$71,300	$71,297	13.34%
Fannie Mae 0.05%–0.08% due 7/24–9/4/2013	65,100	65,094	12.18
Freddie Mac 0.065%–0.13% due 7/15/2013–3/11/2014	60,000	59,981	11.23
Federal Farm Credit Banks 0.07% due 8/7/2013	9,900	9,899	1.85
		206,271	38.60

Commercial paper — 35.97%
National Rural Utilities Cooperative Finance Corp. 0.10% due 7/3–7/9/2013	12,700	12,700	2.38
ExxonMobil Corp. 0.07% due 7/1/2013	12,000	12,000	2.25
Bank of Nova Scotia 0.07% due 7/12/2013	12,000	12,000	2.25
E.I. duPont de Nemours and Co. 0.07% due 7/16/2013[1]	12,000	12,000	2.25
BHP Billiton Finance (USA) Limited 0.09% due 7/22/2013[1]	12,000	11,999	2.24
Toronto-Dominion Holdings USA Inc. 0.115% due 8/5/2013[1]	12,000	11,998	2.24
Sumitomo Mitsui Banking Corp. 0.15%–0.175% due 7/25–8/2/2013[1]	11,900	11,898	2.23
Svenska Handelsbanken Inc. 0.12%–0.145% due 8/26/2013[1]	11,600	11,597	2.17
Roche Holdings, Inc. 0.09%–0.10% due 7/17–7/19/2013[1]	11,500	11,500	2.15
National Australia Funding (Delaware) Inc. 0.17% due 9/9/2013[1]	11,100	11,097	2.08
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.19% due 9/10/2013	11,000	10,995	2.06
Siemens Capital Co. LLC 0.08% due 7/19/2013[1]	10,000	10,000	1.87
Québec (Province of) 0.11% due 7/30/2013[1]	10,000	9,998	1.87
Mizuho Funding LLC 0.165% due 8/26/2013[1]	10,000	9,997	1.87
Commonwealth Bank of Australia 0.09%–0.10% due 7/8–7/22/2013[1]	9,600	9,600	1.80
Unilever Capital Corp. 0.08%–0.09% due 7/22–8/5/2013[1]	9,100	9,100	1.70
American Honda Finance Corp. 0.10% due 8/6/2013	5,000	4,999	.93
Province of Ontario 0.07% due 7/2/2013	4,700	4,700	.88
GlaxoSmithKline Finance PLC 0.11% due 7/2/2013[1]	4,000	4,000	.75
		192,178	35.97

U.S. Treasuries — 22.08%
U.S. Treasury Bills 0.035%–0.081% due 7/5–11/29/2013	118,000	117,990	22.08

Discount notes — 3.89%
International Bank for Reconstruction and Development 0.055% due 7/9–7/15/2013	20,800	20,800	3.89

Total investment securities (cost: $537,236,000)		537,239	100.54
Other assets less liabilities		(2,876)	(.54)

Net assets		$534,363	100.00%

[1]	Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $134,784,000, which represented 25.22% of the net assets of the fund.

See Notes to Financial Statements

88	American Funds Insurance Series

Managed Risk Growth Fund	unaudited
Investment portfolio June 30, 2013

	Shares	Value (000)	Percent of net assets
Growth fund — 92.87%
American Funds Insurance Series – Growth Fund, Class 1	80,646	$5,395	92.87%

Total growth fund (cost $5,363,000)		5,395	92.87

Short-term securities — 4.77%
Government Cash Management Fund; see footnote 5	276,636	277	4.77

Total short-term securities (cost $277,000)		277	4.77
Total investment securities (cost $5,640,000)		5,672	97.64
Other assets less liabilities		137	2.36

Net assets		$5,809	100.00%

Futures contracts

The fund has entered into futures contracts as shown in the following table, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. The average notional amount of open futures contracts was $1,376,000 during the period May 1, 2013, commencement of operations, to June 30, 2013.

	Number of contracts sold	Expiration	Notional amount (000)	Unrealized appreciation (depreciation) (000) *
S&P 500 E-mini Index contracts	20	September 2013	$1,615	$15
Russell 2000 Mini Index contracts	2	September 2013	194	(1)
Euro Stoxx 50 Index contracts	3	September 2013	105	2
Mini MSCI Emerging Market Index contracts	2	September 2013	90	(3)
			$2,004	$13

*	Only current day’s variation margin is reported within the statement of assets and liabilities.

See Notes to Financial Statements

American Funds Insurance Series	89

Managed Risk International Fund	unaudited
Investment portfolio June 30, 2013

	Shares	Value (000)	Percent of net assets
Growth fund — 93.01%
American Funds Insurance Series – International Fund, Class 1	292,239	$5,322	93.01%

Total growth fund (cost $5,501,000)		5,322	93.01

Short-term securities — 1.29%
Government Cash Management Fund; see footnote 5	74,348	74	1.29

Total short-term securities (cost $74,000)		74	1.29
Total investment securities (cost $5,575,000)		5,396	94.30
Other assets less liabilities		326	5.70

Net assets		$5,722	100.00%

Futures contracts

The fund has entered into futures contracts as shown in the following table, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. The average notional amount of open futures contracts was $3,052,000 during the period May 1, 2013, commencement of operations, to June 30, 2013.

	Number of contracts sold	Expiration	Notional amount (000)	Unrealized appreciation (depreciation) (000) *
Euro Stoxx 50 Index contracts	35	September 2013	$1,228	$22
Euro currency contracts	7	September 2013	1,156	16
Mini MSCI Emerging Market Index contracts	23	September 2013	1,059	(14)
Nikkei 225 (OSE) Index contracts	2	September 2013	273	(9)
Japanese yen currency contracts	2	September 2013	258	6
British pound currency contracts	2	September 2013	193	3
FTSE 100 Index contracts	2	September 2013	193	2
Russell 2000 Mini Index contracts	1	September 2013	96	(1)
			$4,456	$25

*	Only current day’s variation margin is reported within the statement of assets and liabilities.

See Notes to Financial Statements

90	American Funds Insurance Series

Managed Risk Blue Chip Income and Growth Fund	unaudited
Investment portfolio June 30, 2013

	Shares	Value (000)	Percent of net assets
Growth-and-income fund — 92.90%
American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1	524,450	$6,015	92.90%

Total growth-and-income fund (cost $6,025,000)		6,015	92.90

Short-term securities — 4.63%
Government Cash Management Fund; see footnote 5	299,823	300	4.63

Total short-term securities (cost $300,000)		300	4.63
Total investment securities (cost $6,325,000)		6,315	97.53
Other assets less liabilities		160	2.47

Net assets		$6,475	100.00%

Futures contracts

The fund has entered into futures contracts as shown in the following table, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. The average notional amount of open futures contracts was $1,258,000 during the period May 1, 2013, commencement of operations, to June 30, 2013.

	Number of contracts sold	Expiration	Notional amount (000)	Unrealized appreciation (000)	*
S&P 500 E-mini Index contracts	31	September 2013	$2,481	$2
Euro Stoxx 50 Index contracts	1	September 2013	34	—	†
			$2,515	$2

*	Only current day’s variation margin is reported within the statement of assets and liabilities.
†	Amount less than one thousand.

See Notes to Financial Statements

American Funds Insurance Series	91

Managed Risk Growth-Income Fund	unaudited
Investment portfolio June 30, 2013

	Shares	Value (000)	Percent of net assets
Growth-and-income fund — 92.27%
American Funds Insurance Series – Growth-Income Fund, Class 1	126,925	$5,445	92.27%

Total growth-and-income fund (cost $5,426,000)		5,445	92.27

Short-term securities — 4.98%
Government Cash Management Fund; see footnote 5	293,919	294	4.98

Total short-term securities (cost $294,000)		294	4.98
Total investment securities (cost $5,720,000)		5,739	97.25
Other assets less liabilities		162	2.75

Net assets		$5,901	100.00%

Futures contracts

The fund has entered into futures contracts as shown in the following table, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. The average notional amount of open futures contracts was $1,068,000 during the period May 1, 2013, commencement of operations, to June 30, 2013.

	Number of contracts sold	Expiration	Notional amount (000)	Unrealized appreciation (depreciation) (000)	*
S&P 500 E-mini Index contracts	21	September 2013	$1,695	$16
Russell 2000 Mini Index contracts	1	September 2013	94	(4)
Euro Stoxx 50 Index contracts	2	September 2013	71	2
			$1,860	$14
*	Only current day’s variation margin is reported within the statement of assets and liabilities.

See Notes to Financial Statements

92	American Funds Insurance Series

Managed Risk Asset Allocation Fund (formerly Protected Asset Allocation Fund)	unaudited
Investment portfolio June 30, 2013

	Shares	Value (000)	Percent of net assets
Asset allocation fund — 92.73%
American Funds Insurance Series – Asset Allocation Fund, Class 1	12,180,881	$246,906	92.73%

Total asset allocation fund (cost $241,685,000)		246,906	92.73

Short-term securities — 5.77%
Government Cash Management Fund; see footnote 5	15,369,164	15,369	5.77

Total short-term securities (cost $15,369,000)		15,369	5.77
Total investment securities (cost $257,054,000)		262,275	98.50
Other assets less liabilities		3,993	1.50

Net assets		$266,268	100.00%

Futures contracts

The fund has entered into futures contracts as shown in the following table, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. The average notional amount of open futures contracts was $4,616,000 over the prior six-month period.

	Number of contracts sold	Expiration	Notional amount (000)	Unrealized (depreciation) appreciation (000) *
S&P 500 E-mini Index contracts	268	September 2013	$21,037	$(394)
Russell 2000 Mini Index contracts	12	September 2013	1,137	(32)
Euro Stoxx 50 Index contracts	31	September 2013	1,032	(24)
Mini MSCI Emerging Market Index contracts	23	September 2013	997	(77)
Euro currency contracts	6	September 2013	983	6
Nikkei 225 (OSE) Index contracts	7	September 2013	937	(42)
Japanese yen currency contracts	7	September 2013	898	15
S&P Mid 400 E-mini Index contracts	6	September 2013	673	(22)
			$27,694	$(570)

*	Only current day’s variation margin is reported within the statement of assets and liabilities.

See Notes to Financial Statements

American Funds Insurance Series	93

Financial statements

Statements of assets & liabilities
at June 30, 2013

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$5,583,184	$3,557,409	$21,665,778	$8,406,057	$2,450,884
Affiliated issuers	—	79,455	233,586	—	—
Cash denominated in currencies other than U.S. dollars	997	1,998	38	1,607	251
Cash	161	50	104	117	33
Unrealized appreciation on open forward currency contracts	2,377	1,247	—	10,457	595
Receivables for:
Sales of investments	3,103	19,854	41,945	48,714	—	*
Sales of fund’s shares	1,029	1,882	2,265	4,939	3,246
Closed forward currency contracts	—	—	—	—	137
Dividends and interest	14,338	5,334	22,987	32,530	11,126
Deposits at brokers for futures contracts	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—
Other	—	—	—	906	—
	5,605,189	3,667,229	21,966,703	8,505,327	2,466,272
Liabilities:
Unrealized depreciation on open forward currency contracts	—	—	—	31	9
Payables for:
Purchases of investments	4,845	30,079	65,834	4,801	1,157
Repurchases of fund’s shares	12,702	2,421	47,930	5,806	2,484
Closed forward currency contracts	—	—	—	—	9
Investment advisory services	2,429	2,138	5,989	3,521	1,498
Distribution services	823	557	3,188	1,116	262
Insurance administrative services	—	—	—	—	—
Administrative services	46	30	183	71	21
Trustees’ deferred compensation	35	21	391	177	12
Non-U.S. taxes	—	—	—	139	1,867
Variation margin on futures contracts	—	—	—	—	—
Other	48	50	54	138	68
	20,928	35,296	123,569	15,800	7,387
Net assets at June 30, 2013	$5,584,261	$3,631,933	$21,843,134	$8,489,527	$2,458,885
Investment securities, at cost:
Unaffiliated issuers	$4,306,064	$2,848,721	$13,908,501	$6,735,862	$2,149,673
Affiliated issuers	—	$121,699	$184,354	—	—
Cash denominated in currencies other than U.S. dollars, at cost	$998	$1,995	$38	$1,607	$251

Net assets consist of:
Capital paid in on shares of beneficial interest	$4,182,376	$3,127,079	$14,265,881	$7,644,770	$2,008,768
Undistributed (distributions in excess of) net investment income	23,461	(58,366)	91,762	43,951	5,140
Undistributed (accumulated) net realized gain (loss)	99,047	(104,478)	(320,850)	(879,191)	145,208
Net unrealized appreciation (depreciation)	1,279,377	667,698	7,806,341	1,679,997	299,769
Net assets at June 30, 2013	$5,584,261	$3,631,933	$21,843,134	$8,489,527	$2,458,885

See end of Statements of Assets & Liabilities for footnote.

See Notes to Financial Statements

94	American Funds Insurance Series

unaudited

(dollars and shares in thousands, except per-share amounts)

Blue Chip Income and Growth Fund	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Asset Allocation Fund	Global Balanced Fund		Bond Fund	Global Bond Fund	High- Income Bond Fund

$5,811,263	$1,964,305	$22,588,181	$852,197	$14,238,793	$169,018		$9,322,353	$2,731,631	$1,758,006
—	11,682	—	—	—	—		—	—	—
—	56	70	121	—	13		—	—	—

325	230	136	66	1,266	69		26	344	1,850
—	—	—	—	—	47		1,265	2,497	36

46,645	15,137	57,802	3,034	234,701	2,656		869,063	203,970	9,179
2,338	74	5,822	355	65,660	151		7,824	1,469	681
—	—	—	—	—	18		67	304	—
11,552	7,962	38,207	4,038	37,960	946		56,576	28,124	30,802
—	—	—	—	—	—		—	—	—
—	—	—	—	—	—		—	—	—
—	—	—	—	—	—		—	—	—
5,872,123	1,999,446	22,690,218	859,811	14,578,380	172,918		10,257,174	2,968,339	1,800,554

—	—	—	—	—	25		244	1,297	—

10,111	12,582	15,530	213	612,718	6,783		1,630,120	318,645	13,276
5,602	4,676	39,318	129	9,762	21		9,698	6,998	1,159
—	—	—	—	—	1		280	40	71
1,964	985	5,121	465	3,268	90		2,635	1,164	690
735	373	2,890	48	1,130	27		975	324	221
—	—	—	—	—	—		—	—	—
49	17	189	7	114	1		72	22	15
25	9	446	1	124	—	*	49	8	44
—	—	—	49	—	—		—	—	—
—	—	—	—	—	—		—	—	—
1	18	20	15	72	2		22	34	278
18,487	18,660	63,514	927	627,188	6,950		1,644,095	328,532	15,754
$5,853,636	$1,980,786	$22,626,704	$858,884	$13,951,192	$165,968		$8,613,079	$2,639,807	$1,784,800

$4,480,920	$1,625,455	$16,055,312	$814,135	$11,430,342	$156,066		$9,257,732	$2,754,752	$1,754,533
—	$21,133	—	—	—	—		—	—	—
—	$56	$70	$121	—	$13		—	—	—

$4,805,407	$2,009,070	$16,348,687	$808,922	$10,463,512	$152,736		$8,470,694	$2,656,802	$1,825,932
61,705	24,109	161,865	12,426	108,759	1,504		75,710	29,143	58,794
(343,819)	(381,650)	(416,645)	(454)	570,492	(1,235)		1,048	(23,886)	(103,427)
1,330,343	329,257	6,532,797	37,990	2,808,429	12,963		65,627	(22,252)	3,501
$5,853,636	$1,980,786	$22,626,704	$858,884	$13,951,192	$165,968		$8,613,079	$2,639,807	$1,784,800

American Funds Insurance Series	95

Statements of assets & liabilities
at June 30, 2013

	Mortgage Fund	U.S. Government/ AAA-Rated Securities Fund	Cash Management Fund		Managed Risk Growth Fund		Managed Risk International Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$278,689	$4,394,951	$537,239		$5,672		$5,396
Affiliated issuers	—	—	—		—		—
Cash denominated in currencies other than U.S. dollars	—	—	—		—		—
Cash	93	102	72		—		—
Unrealized appreciation on open forward currency contracts	—	—	—		—		—
Receivables for:
Sales of investments	41,513	869,910	—		—		93
Sales of fund’s shares	582	717	251		59		30
Closed forward currency contracts	—	—	—		—		—
Dividends and interest	488	16,131	—		—	*	—	*
Deposits at brokers for futures contracts	—	—	—		92		207
Variation margin on futures contracts	—	—	—		8		16
Other	—	—	—		—		—
	321,365	5,281,811	537,562		5,831		5,742
Liabilities:
Unrealized depreciation on open forward currency contracts	—	—	—		—		—
Payables for:
Purchases of investments	108,213	1,671,453	—		21		—
Repurchases of fund’s shares	182	1,948	2,941		—		—	*
Closed forward currency contracts	—	—	—		—		—
Investment advisory services	72	988	140		1		1
Distribution services	10	393	96		—	*	—	*
Insurance administrative services	—	—	—		—	*	—	*
Administrative services	2	30	4		—		—
Trustees’ deferred compensation	— *	44	18		—		—
Non-U.S. taxes	—	—	—		—		—
Variation margin on futures contracts	—	—	—		—	*	19
Other	— *	1	—	*	—	*	—	*
	108,479	1,674,857	3,199		22		20
Net assets at June 30, 2013	$212,886	$3,606,954	$534,363		$5,809		$5,722
Investment securities, at cost:
Unaffiliated issuers	$279,530	$4,414,837	$537,236		$5,640		$5,575
Affiliated issuers	—	—	—		—		—
Cash denominated in currencies other than U.S. dollars, at cost	—	—	—		—		—

Net assets consist of:
Capital paid in on shares of beneficial interest	$215,016	$3,625,550	$535,499		$5,780		$5,837
(Distributions in excess of) undistributed net investment income	(328)	5,060	(1,140)		20		18
(Accumulated) undistributed net realized (loss) gain	(961)	(3,770)	1		(36)		23
Net unrealized (depreciation) appreciation	(841)	(19,886)	3		45		(156)
Net assets at June 30, 2013	$212,886	$3,606,954	$534,363		$5,809		$5,722

See end of Statements of Assets & Liabilities for footnote.

See Notes to Financial Statements

96	American Funds Insurance Series

unaudited
(dollars and shares in thousands, except per-share amounts)

Managed Risk Blue Chip Income and Growth Fund		Managed Risk Growth- Income Fund		Managed Risk Asset Allocation Fund (formerly Protected Asset Allocation Fund)

$6,315		$5,739		$262,275
—		—		—
—		—		—
—		—		—
—		—		—

—		—		—
72		90		8,908
—		—		—
—	*	—	*	—	*
111		83		1,261
12		8		120
—		—		—
6,510		5,920		272,564

—		—		—

34		18		5,899
—	*	—	*	156
—		—		—
1		1		39
—	*	—	*	42
—	*	—	*	115
—		—		—
—		—		—	*
—		—		—
—		—		40
—	*	—	*	5
35		19		6,296
$6,475		$5,901		$266,268

$6,325		$5,720		$257,054
—		—		—
—		—		—

$6,491		$5,885		$260,353
20		16		323
(28)		(33)		943
(8)		33		4,649
$6,475		$5,901		$266,268

American Funds Insurance Series	97

Statements of assets & liabilities
at June 30, 2013

	Global Growth Fund		Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized:
Class 1:
Net assets	$1,634,023		$985,179	$6,527,108	$3,149,260	$1,210,323
Shares outstanding	64,628		45,211	97,570	172,898	54,443
Net asset value per share	$25.28		$21.79	$66.90	$18.21	$22.23
Class 2:
Net assets	$3,950,237		$2,646,357	$15,120,752	$5,298,115	$1,247,601
Shares outstanding	157,301		123,362	227,927	292,080	56,608
Net asset value per share	$25.11		$21.45	$66.34	$18.14	$22.04
Class 3:
Net assets	—		—	$194,100	$41,666	—
Shares outstanding	—		—	2,900	2,286	—
Net asset value per share	—		—	$66.93	$18.22	—
Class 4:
Net assets	$1		$397	$1,174	$486	$961
Shares outstanding	—	*	18	18	27	43
Net asset value per share	$25.27		$21.75	$66.82	$18.20	$22.19

	Mortgage Fund		U.S. Government/ AAA-Rated Securities Fund		Cash Management Fund		Managed Risk Growth Fund	Managed Risk International Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized:
Class 1:
Net assets	$163,754		$1,713,871		$61,346
Shares outstanding	15,914		141,750		5,416
Net asset value per share	$10.29		$12.09		$11.33
Class 2:
Net assets	$49,131		$1,876,174		$462,395
Shares outstanding	4,787		156,789		41,489
Net asset value per share	$10.26		$11.97		$11.15
Class 3:
Net assets	—		$16,908		$10,621
Shares outstanding	—		1,397		946
Net asset value per share	—		$12.10		$11.23
Class 4:
Net assets	$1		$1		$1
Shares outstanding	—	*	—	*	—	*
Net asset value per share	$10.29		$12.09		$11.32
Class P1:
Net assets							$101	$98
Shares outstanding							10	10
Net asset value per share							$10.08	$9.80
Class P2:
Net assets							$5,708	$5,624
Shares outstanding							566	574
Net asset value per share							$10.08	$9.80

*Amount less than one thousand.

See Notes to Financial Statements

98	American Funds Insurance Series

unaudited
(dollars and shares in thousands, except per-share amounts)

Blue Chip Income and Growth Fund		Global Growth and Income Fund		Growth- Income Fund	International Growth and Income Fund		Asset Allocation Fund		Global Balanced Fund		Bond Fund	Global Bond Fund		High- Income Bond Fund

$2,338,941		$192,840		$8,747,833	$629,577		$8,478,353		$32,761		$3,920,065	$1,101,076		$722,571
203,938		17,100		203,909	39,622		418,194		3,082		361,609	95,181		64,761
$11.47		$11.28		$42.90	$15.89		$20.27		$10.63		$10.84	$11.57		$11.16

$3,514,694		$1,787,945		$13,704,075	$229,306		$5,432,533		$133,206		$4,692,352	$1,538,730		$1,044,283
309,089		159,007		321,677	14,485		270,076		12,563		438,083	133,738		94,804
$11.37		$11.24		$42.60	$15.83		$20.11		$10.60		$10.71	$11.51		$11.02

—		—		$174,056	—		$40,305		—		—	—		$17,945
—		—		4,055	—		1,988		—		—	—		1,606
—		—		$42.92	—		$20.28		—		—	—		$11.18

$1		$1		$740	$1		$1		$1		$662	$1		$1
—	*	—	*	17	—	*	—	*	—	*	61	—	*	—	*
$11.47		$11.27		$42.84	$15.88		$20.26		$10.62		$10.82	$11.56		$11.15

Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund (formerly Protected Asset Allocation Fund)

$100	$101	$36,349
10	10	3,346
$10.01	$10.05	$10.86

$6,375	$5,800	$229,919
637	577	21,167
$10.01	$10.05	$10.86

American Funds Insurance Series	99

Statements of operations
for the six months ended June 30, 2013

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Investment income:
Income (net of non-U.S. taxes)[1,2]:
Dividends	$59,156	$20,358	$151,391	$131,521	$26,570
Interest	212	256	781	518	7,027
	59,368	20,614	152,172	132,039	33,597
Fees and expenses[3]:
Investment advisory services	14,188	13,181	36,351	22,138	9,227
Distribution services	4,810	3,393	19,277	6,896	1,677
Insurance administrative services	—	— [4]	— [4]	— [4]	— [4]
Transfer agent services	— [4]	— [4]	1	— [4]	— [4]
Administrative services	270	188	1,109	448	127
Accounting and administrative services	—	—	—	—	—
Reports to shareholders	114	80	528	211	52
Registration statement and prospectus	27	18	174	43	12
Trustees’ compensation	35	24	178	74	16
Auditing and legal	15	13	12	17	15
Custodian	339	442	446	1,162	478
State and local taxes	27	23	78	41	16
Other	8	6	29	13	4
Total fees and expenses before reimbursement/waiver	19,833	17,368	58,183	31,043	11,624
Less reimbursement/waiver of fees and expenses:
Investment advisory services	—	—	—	—	—
Other	—	—	—	—	—
Total reimbursement/waiver of fees and expenses	—	—	—	—	—
Total fees and expenses after reimbursement/waiver	19,833	17,368	58,183	31,043	11,624
Net investment income	39,535	3,246	93,989	100,996	21,973
Net realized gain (loss) and unrealized (depreciation) appreciation on investments, forward currency contracts, futures contracts and currency:
Net realized gain (loss) on:
Investments[2]	451,919	336,040	1,462,619	447,204	146,026
Forward currency contracts	(1,965)	(627)	—	(17,235)	768
Futures contracts	—	—	—	—	—
Currency transactions	3,189	(425)	(1,471)	(3,652)	(1,434)
	453,143	334,988	1,461,148	426,317	145,360
Net unrealized (depreciation) appreciation on:
Investments	(59,426)	(12,757)	632,954	(231,982)	(226,585)
Forward currency contracts	2,377	1,236	—	13,560	691
Futures contracts	—	—	—	—	—
Currency translations	(103)	(1)	(166)	(300)	(157)
	(57,152)	(11,522)	632,788	(218,722)	(226,051)
Net realized gain (loss) and unrealized (depreciation) appreciation on investments, forward currency contracts, futures contracts and currency	395,991	323,466	2,093,936	207,595	(80,691)

Net increase (decrease) in net assets resulting from operations	$435,526	$326,712	$2,187,925	$308,591	$(58,718)

See end of Statements of Operations for footnotes.

See Notes to Financial Statements

100	American Funds Insurance Series

unaudited
(dollars in thousands)

Blue Chip Income and Growth Fund		Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Asset Allocation Fund	Global Balanced Fund	Bond Fund	Global Bond Fund	High- Income Bond Fund

$77,881		$44,499	$211,945	$17,398	$91,302	$1,855	$47	$—	$203
232		1,829	4,007	741	46,299	616	100,567	36,808	69,149
78,113		46,328	215,952	18,139	137,601	2,471	100,614	36,808	69,352

11,366		6,082	31,085	2,557	19,151	524	15,897	7,017	4,480
4,430		2,326	17,486	297	6,791	158	6,077	2,012	1,396
—		—	— [4]	—	—	—	— [4]	—	—
—	[4]	— [4]	1	— [4]	— [4]	— [4]	— [4]	— [4]	— [4]
281		103	1,148	39	667	8	430	133	97
—		—	—	—	—	—	—	—	—
36		10	572	2	623	1	177	17	43
9		4	180	23	98	5	43	46	20
30		13	193	2	89	1	59	17	17
3		5	15	3	6	1	5	1	1
27		131	142	99	132	13	27	224	7
18		11	66	2	36	1	31	12	9
6		3	30	1	17	3	15	9	6
16,206		8,688	50,918	3,025	27,610	715	22,761	9,488	6,076

—		—	—	—	15	—	—	—	—
—		—	—	—	—	—	—	—	—
—		—	—	—	15	—	—	—	—
16,206		8,688	50,918	3,025	27,595	715	22,761	9,488	6,076
61,907		37,640	165,034	15,114	110,006	1,756	77,853	27,320	63,276

164,802		155,240	1,352,325	11,728	585,602	634	2,983	10,740	36,888
—		—	—	—	—	(316)	1,439	(33,364)	(100)
—		—	—	—	—	—	—	—	—
—		209	(210)	(221)	(88)	(56)	(184)	(715)	(83)
164,802		155,449	1,352,115	11,507	585,514	262	4,238	(23,339)	36,705

508,968		(44,731)	1,081,605	(3,637)	595,197	1,841	(308,741)	(147,585)	(69,805)
—		—	—	—	—	105	1,011	6,524	134
—		—	—	—	—	—	—	—	—
(1)		(144)	(84)	(21)	(26)	(15)	(35)	(707)	(14)
508,967		(44,875)	1,081,521	(3,658)	595,171	1,931	(307,765)	(141,768)	(69,685)
673,769		110,574	2,433,636	7,849	1,180,685	2,193	(303,527)	(165,107)	(32,980)

$735,676		$148,214	$2,598,670	$22,963	$1,290,691	$3,949	$(225,674)	$(137,787)	$30,296

American Funds Insurance Series	101

Statements of operations

for the six months ended June 30, 2013

	Mortgage Fund	U.S. Government/ AAA-Rated Securities Fund	Cash Management Fund	Managed Risk Growth Fund[5]		Managed Risk International Fund[5]
Investment income:
Income (net of non-U.S. taxes)[1,2]:
Dividends	$—	$—	$—	$22		$20
Interest	142	14,098	263	—		—
	142	14,098	263	22		20
Fees and expenses[3]:
Investment advisory services	370	6,087	797	2		2
Distribution services	62	2,432	543	—	[4]	— [4]
Insurance administrative services	—	—	—	—	[4]	— [4]
Transfer agent services	— [4]	— [4]	— [4]	—		—
Administrative services	9	185	25	—		—
Accounting and administrative services	—	—	—	9		9
Reports to shareholders	1	74	10	—		—
Registration statement and prospectus	9	32	3	—		—
Trustees’ compensation	1	28	5	—		—
Auditing and legal	— [4]	2	— [4]	—		—
Custodian	— [4]	5	1	2		2
State and local taxes	— [4]	12	2	—		—
Other	— [4]	5	1	—		—
Total fees and expenses before reimbursement/waiver	452	8,862	1,387	13		13
Less reimbursement/waiver of fees and expenses:
Investment advisory services	—	—	—	1		1
Other	—	—	—	10		10
Total reimbursement/waiver of fees and expenses	—	—	—	11		11
Total fees and expenses after reimbursement/waiver	452	8,862	1,387	2		2
Net investment (loss) income	(310)	5,236	(1,124)	20		18
Net realized (loss) gain and unrealized (depreciation) appreciation on investments, forward currency contracts, futures contracts and currency:
Net realized (loss) gain on:
Investments[2]	(939)	(2,931)	1	—		(4)
Forward currency contracts	—	—	—	—		—
Futures contracts	—	—	—	(36)		26
Currency transactions	—	—	—	—	[4]	1
	(939)	(2,931)	1	(36)		23
Net unrealized (depreciation) appreciation on:
Investments	(2,076)	(93,167)	(21)	32		(181)
Forward currency contracts	—	—	—	—		—
Futures contracts	—	—	—	13		25
Currency translations	—	—	—	—	[4]	— [4]
	(2,076)	(93,167)	(21)	45		(156)
Net realized (loss) gain and unrealized (depreciation) appreciation on investments, forward currency contracts, futures contracts and currency	(3,015)	(96,098)	(20)	9		(133)

Net (decrease) increase in net assets resulting from operations	$(3,325)	$(90,862)	$(1,144)	$29		$(115)

[1]	Additional information related to non-U.S. taxes is included in the Notes to Financial Statements.
[2]	Additional information related to affiliated transactions is included in the Notes to Financial Statements.
[3]	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
[4]	Amount less than one thousand.
[5]	For the period May 1, 2013, commencement of operations, through June 30, 2013.

See Notes to Financial Statements

102	American Funds Insurance Series

unaudited
(dollars in thousands)

Managed Risk Blue Chip Income and Growth Fund[5]	Managed Risk Growth- Income Fund[5]		Managed Risk Asset Allocation Fund (formerly Protected Asset Allocation Fund)

$22	$18		$812
—	—		—
22	18		812

2	2		161
— [4]	—	[4]	129
— [4]	—	[4]	152
—	—		— [4]
—	—		—
9	9		29
—	—		5
—	—		14
—	—		— [4]
—	—		—
2	2		6
—	—		—
—	—		23
13	13		519

1	1		32
10	10		58
11	11		90
2	2		429
20	16		383

— [4]	—	[4]	1,005
—	—		—
(28)	(33)		(21)
— [4]	—	[4]	1
(28)	(33)		985

(10)	19		5,211
—	—		—
2	14		(570)
— [4]	—	[4]	(2)
(8)	33		4,639
(36)	—	[4]	5,624

$(16)	$16		$6,007

American Funds Insurance Series	103

Statements  of changes in net assets

	Global Growth Fund		Global Small Capitalization Fund		Growth Fund
	Six months ended June 30, 2013[1]	Year ended December 31, 2012	Six months ended June 30, 2013[1]	Year ended December 31, 2012	Six months ended June 30, 2013[1]	Year ended December 31, 2012
Operations:
Net investment income	$39,535	$60,991	$3,246	$9,389	$93,989	$219,601
Net realized gain (loss) on investments, forward currency contracts, futures contracts and currency transactions	453,143	337,051	334,988	(62,597)	1,461,148	1,768,617
Net unrealized (depreciation) appreciation on investments, forward currency contracts, futures contracts and currency translations	(57,152)	638,745	(11,522)	637,610	632,788	1,983,865
Net increase (decrease) in net assets resulting from operations	435,526	1,036,787	326,712	584,402	2,187,925	3,972,083
Dividends and distributions paid to shareholders:
Dividends from net investment income	(18,906)	(48,274)	(33,337)	(49,282)	(90,056)	(199,835)
Distributions from net realized gain on investments	—	—	—	—	—	—
Total dividends and distributions paid to shareholders	(18,906)	(48,274)	(33,337)	(49,282)	(90,056)	(199,835)
Net capital share transactions	(21,421)	(611,848)	(283,098)	(158,152)	(2,470,365)	(5,872,611)
Total increase (decrease) in net assets	395,199	376,665	10,277	376,968	(372,496)	(2,100,363)
Net assets:
Beginning of period	5,189,062	4,812,397	3,621,656	3,244,688	22,215,630	24,315,993
End of period	$5,584,261	$5,189,062	$3,631,933	$3,621,656	$21,843,134	$22,215,630
Undistributed (distributions in excess of) net investment income	$23,461	$2,832	$(58,366)	$(28,275)	$91,762	$87,829

	Growth-Income Fund		International Growth and Income Fund		Asset Allocation Fund
	Six months ended June 30, 2013[1]	Year ended December 31, 2012	Six months ended June 30, 2013[1]	Year ended December 31, 2012	Six months ended June 30, 2013[1]	Year ended December 31, 2012
Operations:
Net investment income (loss)	$165,034	$391,678	$15,114	$7,402	$110,006	$239,938
Net realized gain (loss) on investments, forward currency contracts, futures contracts and currency transactions	1,352,115	1,608,151	11,507	(373)	585,514	656,984
Net unrealized appreciation (depreciation) on investments, forward currency contracts, futures contracts and currency translations	1,081,521	1,854,608	(3,658)	35,077	595,171	895,540
Net increase (decrease) in net assets resulting from operations	2,598,670	3,854,437	22,963	42,106	1,290,691	1,792,462
Dividends and distributions paid to shareholders:
Dividends from net investment income	(74,650)	(395,890)	(433)	(9,411)	(50,471)	(249,622)
Distributions from net realized gain on investments	—	—	—	—	—	—
Total dividends and distributions paid to shareholders	(74,650)	(395,890)	(433)	(9,411)	(50,471)	(249,622)
Net capital share transactions	(3,249,847)	(3,009,039)	408,424	161,657	249,333	(201,839)
Total (decrease) increase in net assets	(725,827)	449,508	430,954	194,352	1,489,553	1,341,001
Net assets:
Beginning of period	23,352,531	22,903,023	427,930	233,578	12,461,639	11,120,638
End of period	$22,626,704	$23,352,531	$858,884	$427,930	$13,951,192	$12,461,639
Undistributed (distributions in excess of) net investment income	$161,865	$71,481	$12,426	$(2,255)	$108,759	$49,224

See end of Statements of Changes in Net Assets for footnotes.

See Notes to Financial Statements

104	American Funds Insurance Series

(dollars in thousands)

International Fund		New World Fund		Blue Chip Income and Growth Fund		Global Growth and Income Fund
Six months ended June 30, 2013[1]	Year ended December 31, 2012	Six months ended June 30, 2013[1]	Year ended December 31, 2012	Six months ended June 30, 2013[1]	Year ended December 31, 2012	Six months ended June 30, 2013[1]	Year ended December 31, 2012

$100,996	$149,039	$21,973	$32,854	$61,907	$104,754	$37,640	$47,025
426,317	(91,519)	145,360	71,498	164,802	184,482	155,449	43,123
(218,722)	1,429,972	(226,051)	284,578	508,967	312,798	(44,875)	237,050
308,591	1,487,492	(58,718)	388,930	735,676	602,034	148,214	327,198

(33,136)	(139,135)	(8,145)	(26,969)	(23,109)	(97,174)	(11,953)	(49,855)
—	—	(11,688)	—	—	—	—	—
(33,136)	(139,135)	(19,833)	(26,969)	(23,109)	(97,174)	(11,953)	(49,855)
(913,311)	(787,982)	19,456	(19,977)	401,794	(97,654)	(172,450)	(260,359)
(637,856)	560,375	(59,095)	341,984	1,114,361	407,206	(36,189)	16,984

9,127,383	8,567,008	2,517,980	2,175,996	4,739,275	4,332,069	2,016,975	1,999,991
$8,489,527	$9,127,383	$2,458,885	$2,517,980	$5,853,636	$4,739,275	$1,980,786	$2,016,975
$43,951	$(23,909)	$5,140	$(8,688)	$61,705	$22,907	$24,109	$(1,578)

Global Balanced Fund		Bond Fund		Global Bond Fund		High-Income Bond Fund		Mortgage Fund
Six months ended June 30, 2013[1]	Year ended December 31, 2012	Six months ended June 30, 2013[1]	Year ended December 31, 2012	Six months ended June 30, 2013[1]	Year ended December 31, 2012	Six months ended June 30, 2013[1]	Year ended December 31, 2012	Six months ended June 30, 2013[1]	Year ended December 31, 2012

$1,756	$2,361	$77,853	$188,838	$27,320	$51,954	$63,276	$140,823	$(310)	$1
262	(1,432)	4,238	231,222	(23,339)	23,525	36,705	1,805	(939)	2,018
1,931	13,693	(307,765)	62,276	(141,768)	68,532	(69,685)	111,169	(2,076)	581
3,949	14,622	(225,674)	482,336	(137,787)	144,011	30,296	253,797	(3,325)	2,600

—	(2,397)	(35,523)	(231,875)	—	(55,524)	(24,423)	(143,258)	(51)	(703)
—	—	(97,344)	—	(32,698)	(21,416)	—	—	(345)	(1,250)
—	(2,397)	(132,867)	(231,875)	(32,698)	(76,940)	(24,423)	(143,258)	(396)	(1,953)
10,880	39,124	10,785	(627,799)	187,676	297,923	(270,790)	67,425	80,514	58,891
14,829	51,349	(347,756)	(377,338)	17,191	364,994	(264,917)	177,964	76,793	59,538

151,139	99,790	8,960,835	9,338,173	2,622,616	2,257,622	2,049,717	1,871,753	136,093	76,555
$165,968	$151,139	$8,613,079	$8,960,835	$2,639,807	$2,622,616	$1,784,800	$2,049,717	$212,886	$136,093
$1,504	$(252)	$75,710	$33,380	$29,143	$1,823	$58,794	$19,941	$(328)	$33

American Funds Insurance Series	105

Statements of changes in net assets

	U.S. Government/ AAA-Rated Securities Fund		Cash Management Fund		Managed Risk Growth Fund
	Six months ended June 30, 2013[1]	Year ended December 31, 2012	Six months ended June 30, 2013[1]	Year ended December 31, 2012	Period ended June 30, 2013[1,2]
Operations:
Net investment income (loss)	$5,236	$23,825	$(1,124)	$(2,432)	$20
Net realized (loss) gain on investments, forward currency contracts, futures contracts and currency transactions	(2,931)	115,324	1	— [4]	(36)
Net unrealized (depreciation) appreciation on investments, forward currency contracts, futures contracts and currency translations	(93,167)	(60,103)	(21)	17	45
Net (decrease) increase in net assets resulting from operations	(90,862)	79,046	(1,144)	(2,415)	29
Dividends and distributions paid to shareholders:
Dividends from net investment income	(6,101)	(43,222)	—	—	—
Distributions from net realized gain on investments	(98,424)	(110,100)	—	—	—
Total dividends and distributions paid to shareholders	(104,525)	(153,322)	—	—	—
Net capital share transactions	(21,922)	87,854	(599)	(78,336)	5,780
Total (decrease) increase in net assets	(217,309)	13,578	(1,743)	(80,751)	5,809
Net assets:
Beginning of period	3,824,263	3,810,685	536,106	616,857	—
End of period	$3,606,954	$3,824,263	$534,363	$536,106	$5,809
Undistributed (distributions in excess of) net investment income	$5,060	$5,925	$(1,140)	$(16)	$20

[1]	Unaudited.
[2]	For the period May 1, 2013, commencement of operations, through June 30, 2013.
[3]	For the period September 28, 2012, commencement of operations, through December 31, 2012.
[4]	Amount less than one thousand.

See Notes to Financial Statements

106	American Funds Insurance Series

(dollars in thousands)

Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth-Income Fund	Managed Risk Asset Allocation Fund (formerly Protected Asset Allocation Fund)
Period ended June 30, 2013[1,2]	Period ended June 30, 2013[1,2]	Period ended June 30, 2013[1,2]	Six months ended June 30, 2013[1]	Period ended December 31, 2012[3]

$18	$20	$16	$383	$320
23	(28)	(33)	985	(42)
(156)	(8)	33	4,639	10
(115)	(16)	16	6,007	288

—	—	—	(63)	(317)
—	—	—	—	—
—	—	—	(63)	(317)
5,837	6,491	5,885	226,052	34,301
5,722	6,475	5,901	231,996	34,272

—	—	—	34,272	—
$5,722	$6,475	$5,901	$266,268	$34,272
$18	$20	$16	$323	$3

American Funds Insurance Series	107

Notes to financial statements	unaudited

1. Organization

American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with 22 different funds (the “funds”). The assets of each fund are segregated, with each fund accounted for separately. Capital Research and Management Company (“CRMC”) is the investment adviser to the series. Milliman Financial Risk Management LLC (“Milliman”) is the sub-adviser for the risk management strategy for five of the funds (the “managed risk funds”).

The managed risk funds are Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund (formerly Protected Asset Allocation Fund). The managed risk funds invest in other funds within the series (the “underlying funds”) and employ Milliman to implement the risk management strategy, which consists of using hedging instruments — primarily short positions on exchange-traded futures contracts — to attempt to stabilize the volatility of the funds around target volatility levels and reduce the downside exposure of the funds during periods of significant market declines.

Shareholders approved a proposal to reorganize the series from a Massachusetts business trust to a Delaware statutory trust. The reorganization may be completed in 2013; however, the series reserves the right to delay the implementation.

The funds’ investment objectives and the principal strategies the funds use to achieve these objectives are as follows:

Global Growth Fund — Seeks long-term growth of capital through investments in common stocks of companies located around the world.

Global Small Capitalization Fund — Seeks long-term growth of capital through investments in smaller companies in the U.S. and around the world.

Growth Fund — Seeks to invest in a wide range of companies that appear to offer superior opportunities for growth of capital.

International Fund — Seeks long-term growth of capital through investments in common stocks of companies located around the world.

New World Fund — Seeks long-term capital appreciation by investing in common stocks and bonds with significant exposure to countries that have developing economies and/or markets.

Blue Chip Income and Growth Fund — Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing through investments in quality common stocks.

Global Growth and Income Fund — Seeks long-term growth of capital while providing current income. It invests on a global basis in a diversified portfolio consisting primarily of common stocks and other equity securities.

Growth-Income Fund — Seeks long-term growth of capital and income by investing in common stocks or other securities of companies located in the U.S. and around the world.

International Growth and Income Fund — Seeks to provide long-term growth of capital and current income by investing primarily in the stocks of larger, well-established companies outside the U.S., including countries that have developing economies and/or markets.

Asset Allocation Fund — Seeks high total return (including income and capital gains) consistent with the preservation of capital over the long term by investing primarily in common stocks and fixed-income securities.

Global Balanced Fund — Seeks long-term growth of capital, conservation of principal and current income by investing in equity and debt securities in the U.S. and around the world.

Bond Fund — Seeks a high level of current income as is consistent with preservation of capital by investing primarily in bonds.

108	American Funds Insurance Series

Global Bond Fund — Seeks a high level of total return consistent with prudent investment management by investing primarily in a global portfolio of investment-grade bonds.

High-Income Bond Fund — Seeks a high level of current income and, secondarily, capital appreciation through a diversified portfolio consisting primarily of lower rated, higher risk corporate bonds.

Mortgage Fund — Seeks to provide current income and preservation of capital by investing primarily in mortgage-related securities.

U.S. Government/AAA-Rated Securities Fund — Seeks to provide a high level of current income consistent with preservation of capital by investing primarily in securities guaranteed or sponsored by the U.S. government and the highest quality corporate bonds.

Cash Management Fund — Seeks to provide income on cash reserves while preserving capital and maintaining liquidity.

Managed Risk Growth Fund — Seeks to provide growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk International Fund — Seeks to provide long-term growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk Blue Chip Income and Growth Fund — Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection.

Managed Risk Growth-Income Fund — Seeks to provide long-term growth of capital and income while seeking to manage volatility and provide downside protection.

Managed Risk Asset Allocation Fund — Seeks to provide high total return consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

Each fund in the series offers either two, three or four share classes (Classes 1, 2, 3 or 4); the managed risk funds offer two share classes (Classes P1 and P2). Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

2. Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The funds follow the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

American Funds Insurance Series	109

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

CRMC, the series’ investment adviser, values the funds’ investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of each fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the series’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

110	American Funds Insurance Series

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. The Government Cash Management Fund is managed to maintain a $1.00 net asset value per share.

Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the series’ board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations and valuations of investments and futures that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The series’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the funds’ valuation levels as of June 30, 2013 (dollars in thousands):

American Funds Insurance Series	111

Global Growth Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$1,314,913	$—	$1,335	$1,316,248
Health care	877,055	—	—	877,055
Financials	731,687	—	—	731,687
Information technology	716,379	—	—	716,379
Industrials	436,366	—	—	436,366
Consumer staples	426,225	—	—	426,225
Materials	269,459	—	—	269,459
Energy	219,556	—	—	219,556
Telecommunication services	170,966	—	—	170,966
Utilities	46,612	—	—	46,612
Miscellaneous	101,940	—	—	101,940
Bonds, notes & other debt instruments	—	33,584	—	33,584
Short-term securities	—	237,107	—	237,107
Total	$5,311,158	$270,691	$1,335	$5,583,184

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	—	$2,377	—	$2,377

*	Securities with a market value of $2,369,514,000, which represented 42.43% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

Global Small Capitalization Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$767,479	$—	$69	$767,548
Industrials	494,280	—	—	494,280
Health care	431,968	—	7,974	439,942
Information technology	397,930	—	1,169	399,099
Financials	305,468	—	1,048	306,516
Energy	229,913	3,670	—	233,583
Materials	187,597	—	2,062	189,659
Consumer staples	182,914	—	—	182,914
Utilities	153,357	—	—	153,357
Telecommunication services	23,939	—	—	23,939
Miscellaneous	181,507	—	—	181,507
Preferred securities	—	5,668	—	5,668
Rights & warrants	—	160	—	160
Convertible securities	—	—	5,970	5,970
Bonds, notes & other debt instruments	—	10,672	—	10,672
Short-term securities	—	242,050	—	242,050
Total	$3,356,352	$262,220	$18,292	$3,636,864

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	—	$1,247	—	$1,247

*	Securities with a market value of $1,353,146,000, which represented 37.26% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

112	American Funds Insurance Series

Growth Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$4,084,251	$—	$—	$4,084,251
Financials	4,002,304	—	27,771	4,030,075
Health care	3,089,732	16,347	—	3,106,079
Information technology	2,794,078	—	—	2,794,078
Energy	2,295,428	—	37,353	2,332,781
Industrials	1,848,154	—	—	1,848,154
Consumer staples	1,066,633	—	—	1,066,633
Materials	806,216	—	—	806,216
Telecommunication services	271,205	—	—	271,205
Utilities	20,844	3,166	—	24,010
Miscellaneous	123,982	—	—	123,982
Rights & warrants	20,933	—	—	20,933
Short-term securities	—	1,390,967	—	1,390,967
Total	$20,423,760	$1,410,480	$65,124	$21,899,364

*	Securities with a market value of $2,191,541,000, which represented 10.03% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

International Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$1,325,545	$—	$—	$1,325,545
Health care	1,275,863	—	—	1,275,863
Consumer discretionary	1,254,286	—	6,802	1,261,088
Industrials	976,209	—	—	976,209
Information technology	938,777	—	—	938,777
Consumer staples	665,115	—	—	665,115
Telecommunication services	591,059	—	—	591,059
Materials	348,793	3,717	—	352,510
Energy	233,930	—	—	233,930
Utilities	217,563	—	—	217,563
Miscellaneous	322,194	—	—	322,194
Bonds, notes & other debt instruments	—	100,786	—	100,786
Short-term securities	—	145,418	—	145,418
Total	$8,149,334	$249,921	$6,802	$8,406,057

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	—	$10,457	—	$10,457
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(31)	—	(31)
Total	—	$10,426	—	$10,426

*	Securities with a market value of $7,174,467,000, which represented 84.51% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

American Funds Insurance Series	113

New World Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$355,330	$—	$—	$355,330
Consumer staples	302,677	—	—	302,677
Information technology	267,438	—	—	267,438
Financials	239,711	—	35	239,746
Energy	228,283	—	—	228,283
Health care	187,465	—	—	187,465
Industrials	160,399	—	—	160,399
Materials	108,231	—	—	108,231
Telecommunication services	101,950	—	—	101,950
Utilities	24,882	—	—	24,882
Miscellaneous	120,687	—	—	120,687
Bonds, notes & other debt instruments:
Bonds & notes of governments outside the U.S.	—	196,498	—	196,498
U.S. Treasury bonds & notes	—	19,948	—	19,948
Other	—	43,371	—	43,371
Short-term securities	—	93,979	—	93,979
Total	$2,097,053	$353,796	$35	$2,450,884

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	—	$595	—	$595
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(9)	—	(9)
Total	—	$586	—	$586

*	Securities with a market value of $1,163,438,000, which represented 47.32% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

Blue Chip Income and Growth Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$998,028	$—	—	$998,028
Health care	977,522	—	—	977,522
Industrials	662,192	—	—	662,192
Consumer staples	649,124	—	—	649,124
Energy	497,712	—	—	497,712
Telecommunication services	496,191	—	—	496,191
Consumer discretionary	350,965	—	—	350,965
Utilities	254,671	—	—	254,671
Financials	234,312	—	—	234,312
Materials	121,866	—	—	121,866
Miscellaneous	208,769	—	—	208,769
Convertible securities	68,387	—	—	68,387
Short-term securities	—	291,524	—	291,524
Total	$5,519,739	$291,524	—	$5,811,263

114	American Funds Insurance Series

Global Growth and Income Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$436,208	$—	$550	$436,758
Consumer discretionary	318,197	—	—	318,197
Information technology	210,354	—	—	210,354
Industrials	195,954	—	—	195,954
Health care	173,887	—	—	173,887
Consumer staples	140,777	—	—	140,777
Telecommunication services	116,365	3,226	—	119,591
Energy	95,242	—	—	95,242
Utilities	75,638	—	—	75,638
Materials	75,623	—	—	75,623
Miscellaneous	34,470	—	—	34,470
Convertible securities	—	12,833	365	13,198
Bonds, notes & other debt instruments	—	21,728	—	21,728
Short-term securities	—	64,570	—	64,570
Total	$1,872,715	$102,357	$915	$1,975,987

*	Securities with a market value of $678,918,000, which represented 34.28% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

Growth-Income Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Health care	$3,734,119	$—	—	$3,734,119
Information technology	3,527,967	—	—	3,527,967
Consumer discretionary	3,030,004	—	—	3,030,004
Industrials	2,614,680	—	—	2,614,680
Energy	2,186,543	—	—	2,186,543
Consumer staples	1,732,138	—	—	1,732,138
Financials	1,555,216	—	—	1,555,216
Materials	1,403,167	—	—	1,403,167
Telecommunication services	610,274	—	—	610,274
Utilities	116,687	—	—	116,687
Miscellaneous	616,730	—	—	616,730
Preferred securities	—	12,747	—	12,747
Rights & warrants	3,195	—	—	3,195
Convertible securities	22,399	98,771	—	121,170
Bonds, notes & other debt instruments	—	82,765	—	82,765
Short-term securities	—	1,240,779	—	1,240,779
Total	$21,153,119	$1,435,062	—	$22,588,181

*	Securities with a market value of $1,261,238,000, which represented 5.57% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

American Funds Insurance Series	115

International Growth and Income Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$164,646	$—	—	$164,646
Consumer discretionary	119,905	—	—	119,905
Consumer staples	108,329	—	—	108,329
Utilities	84,157	—	—	84,157
Industrials	74,599	—	—	74,599
Health care	74,570	—	—	74,570
Telecommunication services	66,129	—	—	66,129
Energy	39,657	—	—	39,657
Information technology	31,740	—	—	31,740
Materials	18,588	—	—	18,588
Miscellaneous	3,736	—	—	3,736
Convertible securities	—	2,803	—	2,803
Bonds, notes & other debt instruments	—	13,444	—	13,444
Short-term securities	—	49,894	—	49,894
Total	$786,056	$66,141	—	$852,197

*	Securities with a market value of $545,687,000, which represented 63.53% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

Asset Allocation Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$1,565,160	$—	$—	$1,565,160
Consumer discretionary	1,539,437	266	4,558	1,544,261
Health care	1,322,806	—	—	1,322,806
Energy	1,113,709	—	—	1,113,709
Industrials	969,341	—	21,572	990,913
Information technology	891,048	—	—	891,048
Consumer staples	614,990	—	—	614,990
Materials	612,069	—	2,241	614,310
Telecommunication services	254,831	—	—	254,831
Utilities	232,261	—	—	232,261
Miscellaneous	425,849	—	—	425,849
Rights & warrants	803	—	—	803
Convertible securities	—	3,978	12,682	16,660
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	1,224,412	—	1,224,412
Mortgage-backed obligations	—	770,429	—	770,429
Corporate bonds & notes	—	524,797	—	524,797
Federal agency bonds & notes	—	76,748	—	76,748
Other	—	449,673	—	449,673
Short-term securities	—	1,605,133	—	1,605,133
Total	$9,542,304	$4,655,436	$41,053	$14,238,793

*	Securities with a market value of $508,450,000, which represented 3.64% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

116	American Funds Insurance Series

Global Balanced Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Consumer staples	$14,405	$—	—	$14,405
Financials	14,212	—	—	14,212
Information technology	13,122	—	—	13,122
Consumer discretionary	12,003	—	—	12,003
Health care	11,108	—	—	11,108
Industrials	10,772	—	—	10,772
Energy	9,223	—	—	9,223
Telecommunication services	6,599	—	—	6,599
Materials	4,890	478	—	5,368
Utilities	2,142	—	—	2,142
Miscellaneous	4,367	—	—	4,367
Preferred securities	—	160	—	160
Convertible securities	—	1,130	—	1,130
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	24,760	—	24,760
Corporate bonds & notes	—	14,560	—	14,560
U.S. Treasury bonds & notes	—	6,309	—	6,309
Mortgage-backed obligations	—	4,579	—	4,579
Short-term securities	—	14,199	—	14,199
Total	$102,843	$66,175	—	$169,018

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	—	$47	—	$47
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(25)	—	(25)
Total	—	$22	—	$22

*	Securities with a market value of $46,398,000, which represented 27.96% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

American Funds Insurance Series	117

Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	—	$2,374,623	$—	$2,374,623
U.S. Treasury bonds & notes	—	2,173,663	—	2,173,663
Corporate bonds & notes	—	1,362,138	—	1,362,138
Bonds & notes of governments & government agencies outside the U.S.	—	303,594	—	303,594
Federal agency bonds & notes	—	197,078	—	197,078
Other	—	1,525,246	—	1,525,246
Convertible securities	—	1,328	—	1,328
Preferred securities	—	3,141	—	3,141
Common stocks	—	3	5,227	5,230
Short-term securities	—	1,376,312	—	1,376,312
Total	—	$9,317,126	$5,227	$9,322,353

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	—	$1,265	—	$1,265
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(244)	—	(244)
Total	—	$1,021	—	$1,021

*	Forward currency contracts are not included in the investment portfolio.

Global Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	—	$561,556	$—	$561,556
Japanese yen	—	200,822	—	200,822
Mexican pesos	—	104,378	—	104,378
Polish zloty	—	80,355	—	80,355
Swedish kronor	—	75,197	—	75,197
British pounds	—	51,407	—	51,407
South Korean won	—	49,022	—	49,022
Norwegian kroner	—	46,585	—	46,585
Hungarian forints	—	28,794	—	28,794
Malaysian ringgits	—	27,292	—	27,292
U.S. dollars	—	1,128,066	—	1,128,066
Other currencies	—	138,402	—	138,402
Convertible securities	—	—	413	413
Common stocks	—	—	872	872
Short-term securities	—	238,470	—	238,470
Total	—	$2,730,346	$1,285	$2,731,631

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	—	$2,497	—	$2,497
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(1,297)	—	(1,297)
Total	—	$1,200	—	$1,200

*	Forward currency contracts are not included in the investment portfolio.

118	American Funds Insurance Series

High-Income Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$1,584,327	$—	$1,584,327
Bonds & notes of governments outside the U.S.	—	44,354	—	44,354
Other	—	3,443	—	3,443
Convertible securities	3,061	5,026	7,538	15,625
Preferred securities	—	6,571	—	6,571
Common stocks	4,268	407	29,552	34,227
Rights & warrants	279	—	—	279
Short-term securities	—	69,180	—	69,180
Total	$7,608	$1,713,308	$37,090	$1,758,006

	Other investments[1]
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	—	$36	—	$36

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the six months ended June 30, 2013 (dollars in thousands):

	Beginning value at 1/1/2013	Transfers into Level 3[2]	Purchases	Sales	Net realized loss[3]	Unrealized depreciation[3]	Transfers out of Level 3[2]	Ending value at 6/30/2013
Investment securities	$3,779	$12,893	$59,987	$(15,807)	$(50)	$(23,319)	$(393)	$ 37,090

Net unrealized depreciation during the period on Level 3 investment securities held at June 30, 2013:								$(26,255)

[1]	Forward currency contracts are not included in the investment portfolio.
[2]	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.
[3]	Net realized loss and unrealized depreciation are included in the related amounts on investments in the statement of operations.

Unobservable inputs — The following table provides additional information used by the funds’ investment adviser to fair value securities with significant unobservable inputs (dollars in thousands):

	Value at 6/30/2013	Valuation technique(s)	Unobservable input(s)	Range	Impact to valuation from an increase in input*
Convertible securities	$ 7,538	Market comparable companies	EV/EBITDA multiple DLOM	9.38x–12.60x 15%–19%	Increase Decrease
Common stocks	29,552	Blend of market comparable companies and market indication	EV EBITDA multiple	$525M–$773M 7.8x–9.3x	Increase Increase
		Market comparable companies	EBITDA multiple DLOM	4.89x–7.39x 10%–19%	Increase Decrease
$37,090

*	This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviations

EV = Enterprise value

EBITDA = Earnings before interest, taxes, depreciation and amortization

DLOM = Discount for lack of marketability

American Funds Insurance Series	119

Mortgage Fund

At June 30, 2013, all of the fund’s investment securities were classified as Level 2.

U.S. Government/AAA-Rated Securities Fund

At June 30, 2013, all of the fund’s investment securities were classified as Level 2.

Cash Management Fund

At June 30, 2013, all of the fund’s investment securities were classified as Level 2.

Managed Risk Growth Fund

At June 30, 2013, all of the fund’s investment securities were classified as Level 1.

Managed Risk International Fund

At June 30, 2013, all of the fund’s investment securities were classified as Level 1.

Managed Risk Blue Chip Income and Growth Fund

At June 30, 2013, all of the fund’s investment securities were classified as Level 1.

Managed Risk Growth-Income Fund

At June 30, 2013, all of the fund’s investment securities were classified as Level 1.

Managed Risk Asset Allocation Fund

At June 30, 2013, all of the fund’s investment securities were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by a fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments. These risks may be heightened in the case of smaller capitalization stocks.

Investing in income-oriented stocks — Income provided by a fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. In addition, the prices of these stocks may be more volatile than stocks of larger, more established companies.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different settlement and accounting practices and different regulatory, legal

120	American Funds Insurance Series

and reporting standards, and may be more difficult to value, than those in the U.S. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in a fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the securities in which a fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate the risks of an issuer defaulting on its obligations.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds, or bonds rated Ba1 or BB+ or below by Nationally Recognized Statistical Rating Organizations.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Currency — The prices of, and the income generated by, most debt securities held by a fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of a fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Investing in mortgage-related securities — Mortgage-related securities are subject to prepayment risk, as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, a fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund’s income. Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the time in which the securities are expected to be paid off could be extended. This may reduce a fund’s cash for potential reinvestment in higher yielding securities.

Investing in future delivery contracts — Contracts for future delivery of mortgage-related securities, such as to be announced contracts and mortgage dollar rolls, involve a fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase a fund’s market exposure, and the market price of the securities the fund contracts to repurchase could drop below their purchase price. While a fund can preserve capital and generate gains through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of a fund.

American Funds Insurance Series	121

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in money market securities — The values and liquidity of the securities held by a fund may be affected by changing interest rates, changes in the credit quality of the issuers, changes in credit ratings of the securities and general market conditions. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall.

Low interest rate environment — During periods of extremely low short-term interest rates, a fund may not be able to maintain a positive yield.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by a fund could cause the values of these securities to decline.

Asset allocation — A fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Non-diversification — As non-diversified funds, certain of the funds have the ability to invest a larger percentage of their assets in the securities of a smaller number of issuers than diversified funds. Although the funds do not intend to limit their investments to the securities of a small number of issuers, if they were to do so, poor performance by a single large holding would adversely impact the funds’ investment results more than if the funds were invested in a larger number of issuers.

Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Investing in the managed risk funds may involve additional risks including, but not limited to, those described below.

Fund structure — The managed risk funds invest in underlying funds and incur expenses related to those underlying funds. In addition, investors in the managed risk funds will incur fees to pay for certain expenses related to the operations of the managed risk funds. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the risk management strategy of the managed risk fund.

Underlying fund risks — Because the managed risk funds’ investments consist of individual underlying funds, the managed risk funds’ risks are directly related to the risks of the respective underlying fund in which each managed fund invests. For this reason, it is important to understand the risks associated with investing both in the managed risk fund and the respective underlying fund.

Futures — A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid.

Hedging — Futures contracts may not provide an effective hedge of the underlying securities because changes in the prices of futures contracts may not track those of the securities they are intended to hedge. In addition, the risk management strategy may not effectively protect the managed risk funds from market declines and will limit the managed risk funds’ participation in market gains. The use of the risk management strategy could cause a managed risk fund to underperform as compared to the underlying fund in certain rising market conditions.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

122	American Funds Insurance Series

5. Certain investment techniques

Some of the funds have entered into certain investment transactions and contracts as further described below.

Mortgage dollar rolls — Some of the funds have entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the funds’ portfolio turnover rates.

Loan transactions — Some of the funds have entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Short-term securities — The managed risk funds hold shares of the Government Cash Management Fund, a cash management vehicle offered by Bank of New York Mellon (“BNY Mellon”), the funds’ custodian bank. The Government Cash Management Fund is managed by the Dreyfus Corporation.

Forward currency contracts — Some of the funds have entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The series’ investment adviser uses forward currency contracts to manage the funds’ exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

To reduce the risk to counterparties of forward currency contracts, the funds have entered into a collateral program with certain counterparties. The program calls for the funds to either receive or pledge collateral based on the net gain or loss on unsettled contracts by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

On a daily basis, the series’ investment adviser values forward currency contracts based on the applicable exchange rates and records unrealized appreciation or depreciation for open forward currency contracts in each fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in each fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in each fund’s statement of operations. As of June 30, 2013, Global Growth Fund, Global Small Capitalization Fund, International Fund, New World Fund, Global Balanced Fund, Bond Fund, Global Bond Fund and High-Income Bond Fund had open forward currency contracts to purchase or sell currencies.

Futures contracts — The managed risk funds have entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage portfolio volatility and downside equity risk.

Upon entering into futures contracts, and to maintain the funds’ open positions in futures contracts, the funds are required to deposit with a futures broker, or futures commission merchant (FCM), in a segregated account in the name of the FCM an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that typically range from 1% to 5% of the notional value of the futures contract being traded. When initial margin is deposited with brokers, a receivable is recorded in the fund’s statement of assets and liabilities.

American Funds Insurance Series	123

On a daily basis, the funds pay or receive a “variation margin” based on the increase or decrease in the value of the futures contracts and record variation margin on futures contracts in the statement of assets and liabilities. In addition, the funds segregate liquid assets equivalent to the funds’ outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities. The funds record realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations.

Rights of setoff — Funds that hold derivative instruments have enforceable master netting or similar agreements with certain counterparties, where amounts payable by each party to the other in the same currency, with the same settlement date and with the same counterparty, are settled net of each party’s payment obligation. For financial reporting purposes, the funds do not offset financial assets and financial liabilities that are subject to netting arrangements in the statement of assets and liabilities. The following tables present the funds’ forward currency or futures contracts that are subject to potential offset on the statements of assets and liabilities as of June 30, 2013 (dollars in thousands):

Global Growth Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Description	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets: Forward currency contracts	$2,377	$—	$—	$—	$2,377

Global Small Capitalization Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Description	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets: Forward currency contracts	$1,247	$—	$(399)	$—	$848

International Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Description	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets: Forward currency contracts	$10,457	$—	$—	$—	$10,457
Liabilities: Forward currency contracts	31	—	—	—	31

New World Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Description	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets: Forward currency contracts	$732	$(14)	$(261)	$—	$457
Liabilities: Forward currency contracts	18	(14)	—	—	4

See end of offsetting tables for footnotes.

124	American Funds Insurance Series

Global Balanced Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Description	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets: Forward currency contracts	$65	$(13)	$—	$—	$52
Liabilities: Forward currency contracts	26	(13)	—	—	13

Bond Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Description	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets: Forward currency contracts	$1,332	$(524)	$(251)	$—	$557
Liabilities: Forward currency contracts	524	(524)	—	—	—

Global Bond Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Description	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets: Forward currency contracts	$2,801	$(777)	$(2,024)	$—	$—
Liabilities: Forward currency contracts	1,337	(777)	—	—	560

High-Income Bond Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Description	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets: Forward currency contracts	$36	$(17)	$—	$—	$19
Liabilities: Forward currency contracts	71	(17)	(54)	—	—

Managed Risk Growth Fund

			Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Description	Gross amounts recognized in the statement of assets and liabilities		Available to offset		Non-cash collateral*	Cash collateral	Net amount
Assets: Futures contracts	$8		$—	†	$—	$—	$8
Liabilities: Futures contracts	—	†	—	†	—	—	—

American Funds Insurance Series	125

Managed Risk International Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Description	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets: Futures contracts	$16	$(16)	$—	$—	$—
Liabilities: Futures contracts	19	(16)	—	(3)	—

Managed Risk Blue Chip Income and Growth Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Description	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets: Futures contracts	$12	$—	$—	$—	$12

Managed Risk Growth-Income Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Description	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets: Futures contracts	$8	$—	$—	$—	$8

Managed Risk Asset Allocation Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Description	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets: Futures contracts	$120	$(40)	$—	$—	$80
Liabilities: Futures contracts	40	(40)	—	—	—

*	Non-cash collateral is shown on a settlement basis. In some instances, the actual collateral received and/or pledged may be more than the amount shown.
†	Amount less than one thousand.

126	American Funds Insurance Series

6. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2013, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, none of the funds incurred any interest or penalties.

The funds are not subject to examination by U.S. federal tax authorities for tax years before 2009. Global Balanced Fund and Mortgage Fund are not subject to examination by U.S. federal tax authorities for tax years before 2011, the year the funds commenced operations. Managed Risk Asset Allocation Fund is not subject to examination by U.S. federal tax authorities for tax years before 2012, the year the fund commenced operations. Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund and Managed Risk Growth-Income Fund are not subject to examination by U.S. federal tax authorities for tax years before 2013, the year the funds commenced operations.

The funds are not subject to examination by state tax authorities for tax years before 2008. Global Balanced Fund and Mortgage Fund are not subject to examination by state tax authorities for tax years before 2011, the year the funds commenced operations. Managed Risk Asset Allocation Fund is not subject to examination by state tax authorities for tax years before 2012, the year the fund commenced operations. Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund and Managed Risk Growth-Income Fund are not subject to examination by state tax authorities for tax years before 2013, the year the funds commenced operations.

The following funds are not subject to examination by tax authorities outside the U.S. for the years indicated: Global Discovery Fund, Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund and New World Fund for tax years before 2006; Global Growth and Income Fund for tax years before 2007; Growth-Income Fund for tax years before 2010; and International Growth and Income Fund and Global Balanced Fund for tax years before 2011. All other funds are not subject to examination by tax authorities outside the U.S.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. Gains realized by the funds on the sale of securities in certain countries are subject to non-U.S. taxes. The funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

As indicated in the tables on the following pages, some of the funds had capital loss carryforwards available at December 31, 2012. These will be used to offset any capital gains realized by the funds in the current year or in subsequent years through the expiration dates. Funds with capital loss carryforwards will not make distributions from capital gains while capital loss carryforwards remain.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

The components of distributable earnings on a tax basis are reported as of December 31, 2012, the funds’ most recent year-end. Tax basis unrealized appreciation (depreciation) and cost of investment securities are reported as of June 30, 2013.

American Funds Insurance Series	127

Additional tax basis disclosures are as follows (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
As of December 31, 2012:
Undistributed ordinary income	$16,258	$33,254	$89,940	$31,894	$7,751
Undistributed long-term capital gain	—	—	—	—	11,646
Post-October capital loss deferral*	(261)	—	(17,079)	—	—
Capital loss carryforward:
No expiration	—	(79,088)	—	(145,237)	—
Expiring 2017	(353,831)	(354,503)	(1,583,328)	(1,057,173)	—
Expiring 2018	—	—	(12,099)	(84,504)	—
	$(353,831)	$(433,591)	$(1,595,427)	$(1,286,914)	$—

As of June 30, 2013:
Gross unrealized appreciation on investment securities	$1,435,741	$984,282	$7,938,194	$1,987,068	$455,577
Gross unrealized depreciation on investment securities	(174,517)	(382,022)	(302,941)	(395,390)	(171,514)
Net unrealized appreciation on investment securities	$1,261,224	$602,260	$7,635,253	$1,591,678	$284,063
Cost of investment securities	$4,321,960	$3,034,604	$14,264,111	$6,814,379	$2,166,821

	Blue Chip Income and Growth Fund	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Asset Allocation Fund	Global Balanced Fund
As of December 31, 2012:
Undistributed ordinary income	$22,927	$11,850	$74,334	$392	$50,395	$—
Late year ordinary loss deferral*	—	—	—	—	(24)	(172)
Post-October capital loss deferral*	—	(26,563)	—	—	—	—
Capital loss carryforward:
No expiration	—	—	—	(11,961)	—	(1,359)
Expiring 2016	(2,872)	—	—	—	—	—
Expiring 2017	(495,895)	(515,003)	(736,140)	—	—	—
Expiring 2018	—	(297)	(1,026,621)	—	(11,934)	—
	$(498,767)	$(515,300)	$(1,762,761)	$(11,961)	$(11,934)	$(1,359)

As of June 30, 2013:
Gross unrealized appreciation on investment securities	$1,367,069	$406,200	$7,035,603	$66,186	$2,955,948	$16,651
Gross unrealized depreciation on investment securities	(41,903)	(86,141)	(514,364)	(30,800)	(150,676)	(4,011)
Net unrealized appreciation on investment securities	$1,325,166	$320,059	$6,521,239	$35,386	$2,805,272	$12,640
Cost of investment securities	$4,486,097	$1,655,928	$16,066,942	$816,811	$11,433,521	$156,378

128	American Funds Insurance Series

	Bond Fund	Global Bond Fund	High-Income Bond Fund	Mortgage Fund	U.S. Government/ AAA-Rated Securities Fund	Cash Management Fund
As of December 31, 2012:
Undistributed ordinary income	$35,166	$14,952	$24,270	$306	$50,308	$—
Late year ordinary loss deferral*	—	(2,774)	—	—	—	—
Undistributed long-term capital gain	96,941	17,722	—	50	53,953	—
Post-October capital loss deferral*	—	—	(16,286)	—	—	—
Capital loss carryforward:
No expiration	—	—	—	—	—	—	†
Expiring 2016	—	—	(9,223)	—	—	—
Expiring 2017	—	—	(113,685)	—	—	—
	$—	$—	$(122,908)	$—	$—	$—	†

As of June 30, 2013:
Gross unrealized appreciation on investment securities	$205,137	$42,909	$78,830	$1,405	$23,327	$9
Gross unrealized depreciation on investment securities	(149,413)	(67,402)	(80,420)	(2,277)	(45,902)	(6)
Net unrealized appreciation (depreciation) on investment securities	$55,724	$(24,493)	$(1,590)	$(872)	$(22,575)	$3
Cost of investment securities	$9,266,629	$2,756,124	$1,759,596	$279,561	$4,417,526	$537,236

	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
As of December 31, 2012:
Undistributed ordinary income	—	—	—	—	$3
Capital loss carryforward:
No expiration	—	—	—	—	(42)
	—	—	—	—	$(42)

As of June 30, 2013:
Gross unrealized appreciation on investment securities	$43	$5	$13	$32	$6,699
Gross unrealized depreciation on investment securities	(11)	(188)	(23)	(13)	(1,478)
Net unrealized appreciation (depreciation) on investment securities	$32	$(183)	$(10)	$19	$5,221
Cost of investment securities	$5,640	$5,579	$6,325	$5,720	$257,054

*	These deferrals are considered incurred in the subsequent year.
†	Amount less than one thousand.

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

Global Growth Fund

	Six months ended June 30, 2013					Year ended December 31, 2012
Share class	Ordinary income		Long-term capital gains	Total distributions paid		Ordinary income		Long-term capital gains	Total distributions paid
Class 1	$5,955		—	$5,955		$16,161		—	$16,161
Class 2	12,951		—	12,951		32,113		—	32,113
Class 4[1]	—	[2]	—	—	[2]	—	[2]	—	—	[2]
Total	$18,906		—	$18,906		$48,274		—	$48,274

See end of distributions tables for footnotes.

American Funds Insurance Series	129

Global Small Capitalization Fund

	Six months ended June 30, 2013			Year ended December 31, 2012
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains	Total distributions paid
Class 1	$9,160	—	$9,160	$14,672		—	$14,672
Class 2	24,174	—	24,174	34,610		—	34,610
Class 4[1]	3	—	3	—	[2]	—	—	[2]
Total	$33,337	—	$33,337	$49,282		—	$49,282

Growth Fund

	Six months ended June 30, 2013			Year ended December 31, 2012
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains	Total distributions paid
Class 1	$28,593	—	$28,593	$75,334		—	$75,334
Class 2	60,664	—	60,664	122,858		—	122,858
Class 3	795	—	795	1,643		—	1,643
Class 4[1]	4	—	4	—	[2]	—	—	[2]
Total	$90,056	—	$90,056	$199,835		—	$199,835

International Fund

	Six months ended June 30, 2013			Year ended December 31, 2012
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains	Total distributions paid
Class 1	$13,105	—	$13,105	$60,357		—	$60,357
Class 2	19,869	—	19,869	78,128		—	78,128
Class 3	161	—	161	650		—	650
Class 4[1]	1	—	1	—	[2]	—	—	[2]
Total	$33,136	—	$33,136	$139,135		—	$139,135

New World Fund

	Six months ended June 30, 2013			Year ended December 31, 2012
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains	Total distributions paid
Class 1	$4,240	$5,690	$9,930	$13,526		—	$13,526
Class 2	3,902	5,994	9,896	13,443		—	13,443
Class 4[1]	3	4	7	—	[2]	—	—	[2]
Total	$8,145	$11,688	$19,833	$26,969		—	$26,969

Blue Chip Income and Growth Fund

	Six months ended June 30, 2013					Year ended December 31, 2012
Share class	Ordinary income		Long-term capital gains	Total distributions paid		Ordinary income		Long-term capital gains	Total distributions paid
Class 1	$9,725		—	$9,725		$29,511		—	$29,511
Class 2	13,384		—	13,384		67,663		—	67,663
Class 4[1]	—	[2]	—	—	[2]	—	[2]	—	—	[2]
Total	$23,109		—	$23,109		$97,174		—	$97,174

See end of distributions tables for footnotes.

130	American Funds Insurance Series

Global Growth and Income Fund

	Six months ended June 30, 2013					Year ended December 31, 2012
Share class	Ordinary income		Long-term capital gains	Total distributions paid		Ordinary income		Long-term capital gains	Total distributions paid
Class 1	$1,232		—	$1,232		$4,745		—	$4,745
Class 2	10,721		—	10,721		45,110		—	45,110
Class 4[1]	—	[2]	—	—	[2]	—	[2]	—	—	[2]
Total	$11,953		—	$11,953		$49,855		—	$49,855

Growth-Income Fund

	Six months ended June 30, 2013			Year ended December 31, 2012
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains	Total distributions paid
Class 1	$30,750	—	$30,750	$179,283		—	$179,283
Class 2	43,331	—	43,331	213,820		—	213,820
Class 3	567	—	567	2,787		—	2,787
Class 4[1]	2	—	2	—	[2]	—	—	[2]
Total	$74,650	—	$74,650	$395,890		—	$395,890

International Growth and Income Fund

	Six months ended June 30, 2013					Year ended December 31, 2012
Share class	Ordinary income		Long-term capital gains	Total distributions paid		Ordinary income		Long-term capital gains	Total distributions paid
Class 1	$317		—	$317		$4,726		—	$4,726
Class 2	116		—	116		4,685		—	4,685
Class 4[1]	—	[2]	—	—	[2]	—	[2]	—	—	[2]
Total	$433		—	$433		$9,411		—	$9,411

Asset Allocation Fund

	Six months ended June 30, 2013					Year ended December 31, 2012
Share class	Ordinary income		Long-term capital gains	Total distributions paid		Ordinary income		Long-term capital gains	Total distributions paid
Class 1	$31,689		—	$31,689		$149,689		—	$149,689
Class 2	18,641		—	18,641		99,191		—	99,191
Class 3	141		—	141		742		—	742
Class 4[1]	—	[2]	—	—	[2]	—	[2]	—	—	[2]
Total	$50,471		—	$50,471		$249,622		—	$249,622

Global Balanced Fund

	Six months ended June 30, 2013			Year ended December 31, 2012
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains	Total distributions paid
Class 1	—	—	—	$562		—	$562
Class 2	—	—	—	1,835		—	1,835
Class 4[1]	—	—	—	—	[2]	—	—	[2]
Total	—	—	—	$2,397		—	$2,397

American Funds Insurance Series	131

Bond Fund

	Six months ended June 30, 2013			Year ended December 31, 2012
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains	Total distributions paid
Class 1	$16,954	$43,797	$60,751	$106,210		—	$106,210
Class 2	18,567	53,541	72,108	125,665		—	125,665
Class 4[1]	2	6	8	—	[2]	—	—	[2]
Total	$35,523	$97,344	$132,867	$231,875		—	$231,875

Global Bond Fund

	Six months ended June 30, 2013						Year ended December 31, 2012
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains	Total distributions paid
Class 1	$6,185		$7,310		$13,495		$23,288		$3,369	$26,657
Class 2	8,801		10,402		19,203		42,360		7,923	50,283
Class 4[1]	—	[2]	—	[2]	—	[2]	—	[2]	—	—	[2]
Total	$14,986		$17,712		$32,698		$65,648		$11,292	$76,940

High-Income Bond Fund

	Six months ended June 30, 2013					Year ended December 31, 2012
Share class	Ordinary income		Long-term capital gains	Total distributions paid		Ordinary income		Long-term capital gains	Total distributions paid
Class 1	$9,943		—	$9,943		$62,358		—	$62,358
Class 2	14,236		—	14,236		79,441		—	79,441
Class 3	244		—	244		1,459		—	1,459
Class 4[1]	—	[2]	—	—	[2]	—	[2]	—	—	[2]
Total	$24,423		—	$24,423		$143,258		—	$143,258

Mortgage Fund

	Six months ended June 30, 2013						Year ended December 31, 2012
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains	Total distributions paid
Class 1	$263		$46		$309		$1,305		—	$1,305
Class 2	72		15		87		648		—	648
Class 4[1]	—	[2]	—	[2]	—	[2]	—	[2]	—	—	[2]
Total	$335		$61		$396		$1,953		—	$1,953

132	American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

	Six months ended June 30, 2013						Year ended December 31, 2012
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains	Total distributions paid
Class 1	$24,115		$25,494		$49,609		$45,898		$27,829	$73,727
Class 2	25,984		28,443		54,427		47,011		31,761	78,772
Class 3	234		255		489		493		330	823
Class 4[1]	—	[2]	—	[2]	—	[2]	—	[2]	—	—	[2]
Total	$50,333		$54,192		$104,525		$93,402		$59,920	$153,322

Managed Risk Asset Allocation Fund

	Six months ended June 30, 2013			For the period ended December 31, 2012[3]
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$45	—	$45	$111	—	$111
Class P2	18	—	18	206	—	206
Total	$63	—	$63	$317	—	$317

[1]	For the period December 14, 2012, commencement of operations, through December 31, 2012.
[2]	Amount less than one thousand.
[3]	For the period September 28, 2012, commencement of operations, through December 31, 2012.

Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund and Managed Risk Growth-Income Fund did not make any distributions during the period May 1, 2013, commencement of operations, to June 30, 2013.

7. Fees and transactions

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are related parties to the funds.

Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as average net asset levels increase. Sub-advisory fees for the managed risk funds are paid by CRMC to Milliman. The managed risk funds are not responsible for paying any sub-advisory fees.

Investment advisory services waivers — CRMC is currently waiving a portion of its investment advisory services fees for Asset Allocation Fund and each of the managed risk funds. Investment advisory services fees are presented in the statements of operations gross of the waivers from CRMC. For the six months ended June 30, 2013, total investment advisory services fees waived by CRMC were $51,000.

American Funds Insurance Series	133

The range of rates and asset levels and the current annualized rates of average net assets for each fund, before and after the investment advisory services waiver, are as follows:

	Rates		Net asset level (in billions)		For the period ended	For the period ended
Fund	Beginning with	Ending with	Up to	In excess of	June 30, 2013, before waiver	June 30, 2013, after waiver
Global Growth Fund	.690%	.460%	$.6	$5.0	.53%	.53%
Global Small Capitalization Fund	.800	.635	.6	5.0	.70	.70
Growth Fund	.500	.280	.6	34.0	.33	.33
International Fund	.690	.430	.5	21.0	.49	.49
New World Fund	.850	.620	.5	2.5	.73	.73
Blue Chip Income and Growth Fund	.500	.370	.6	4.0	.40	.40
Global Growth and Income Fund	.690	.480	.6	3.0	.59	.59
Growth-Income Fund	.500	.219	.6	34.0	.27	.27
International Growth and Income Fund	.690	.530	.5	1.0	.65	.65
Asset Allocation Fund	.500	.250	.6	8.0	.29	.29
Global Balanced Fund	.660	.510	.5	1.0	.66	.66
Bond Fund	.480	.330	.6	8.0	.37	.37
Global Bond Fund	.570	.500	1.0	1.0	.53	.53
High-Income Bond Fund	.500	.420	.6	2.0	.46	.46
Mortgage Fund	.420	.290	.6	3.0	.42	.42
U.S. Government/ AAA-Rated Securities Fund	.420	.290	.6	3.0	.33	.33
Cash Management Fund	.320	.270	1.0	2.0	.32	.32
Managed Risk Growth Fund	.250		all		.25	.20
Managed Risk International Fund	.250		all		.25	.20
Managed Risk Blue Chip Income and Growth Fund	.250		all		.25	.20
Managed Risk Growth-Income Fund	.250		all		.25	.20
Managed Risk Asset Allocation Fund	.250		all		.25	.20

Distribution services — The series has plans of distribution for all share classes except Class 1. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for payments to pay service fees to firms that have entered into agreements with the series. These payments, based on an annualized percentage of average daily net assets, range from 0.18% to 0.50% as noted in the table below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans.

Share class	Currently approved limits	Plan limits
Class 2	0.25%	0.25%
Class 3	0.18%	0.18%
Class 4	0.25%	0.25%
Class P1	0.00%	0.25%
Class P2	0.25%	0.50%

Insurance administrative services — The series has an insurance administrative services plan for Class 4, P1 and P2 shares. Under the plan, these share classes pay 0.25% of each insurance company’s respective average daily net assets in each share class to compensate the insurance companies for services provided to their separate accounts and contractholders for which the shares of the funds are beneficially owned as underlying investments of such contractholders’ annuities. These services include, but are not limited to, maintenance, shareholder communications and transactional services. The insurance companies are not related parties.

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the managed risk funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement that applies to all funds except the managed risk funds. Under the agreement, each share class pays an annual fee of 0.01% based on its respective average daily net assets to compensate CRMC for providing administrative services. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third-parties that provide services to fund shareholders.

134	American Funds Insurance Series

Accounting and administrative services — The managed risk funds have a sub-administration agreement with BNY Mellon under which the funds compensate BNY Mellon for providing accounting and administrative services to each of the managed risk funds’ share classes. These services include, but are not limited to, fund accounting (including calculation of net asset value), financial reporting and tax services. BNY Mellon is not a related party.

Reimbursement of fees and expenses — CRMC is currently reimbursing a portion of other expenses on the managed risk funds so that they will not exceed 0.28% of each funds’ average daily net assets. Other expenses exclude investment advisory services and distribution services fees. For the six months ended June 30, 2013, total expenses reimbursed by CRMC were $98,000.

Class-specific expenses under the agreements described above were as follows (dollars in thousands):

Global Growth Fund

	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	—	$78
Class 2	4,810	—	192
Class 4	—	—	—
Total class-specific expenses	$4,810	—	$270

Global Small Capitalization Fund

	Distribution services		Insurance administrative services		Administrative services
Class 1	$—		$—		$52
Class 2	3,393		—		136
Class 4	—	*	—	*	—	*
Total class-specific expenses	$3,393		$—	*	$188

Growth Fund

	Distribution services		Insurance administrative services		Administrative services
Class 1	$—		$—		$335
Class 2	19,101		—		764
Class 3	176		—		10
Class 4	—	*	—	*	—	*
Total class-specific expenses	$19,277		$—	*	$1,109

International Fund

	Distribution services		Insurance administrative services		Administrative services
Class 1	$—		$—		$172
Class 2	6,857		—		274
Class 3	39		—		2
Class 4	—	*	—	*	—	*
Total class-specific expenses	$6,896		$—	*	$448

New World Fund

	Distribution services		Insurance administrative services		Administrative services
Class 1	$—		$—		$60
Class 2	1,677		—		67
Class 4	—	*	—	*	—	*
Total class-specific expenses	$1,677		$—	*	$127

Blue Chip Income and Growth Fund

	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	—	$104
Class 2	4,430	—	177
Class 4	—	—	—
Total class-specific expenses	$4,430	—	$281

Global Growth and Income Fund

	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	—	$10
Class 2	2,326	—	93
Class 4	—	—	—
Total class-specific expenses	$2,326	—	$103

Growth-Income Fund

	Distribution services		Insurance administrative services		Administrative services
Class 1	$—		$—		$446
Class 2	17,328		—		693
Class 3	158		—		9
Class 4	—	*	—	*	—	*
Total class-specific expenses	$17,486		$—	*	$1,148

See end of class-specific expenses tables for footnote.

American Funds Insurance Series	135

International Growth and Income Fund

	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	—	$27
Class 2	297	—	12
Class 4	—	—	—
Total class-specific expenses	$297	—	$39

Asset Allocation Fund

	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	—	$395
Class 2	6,755	—	270
Class 3	36	—	2
Class 4	—	—	—
Total class-specific expenses	$6,791	—	$667

Global Balanced Fund

	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	—	$2
Class 2	158	—	6
Class 4	—	—	—
Total class-specific expenses	$158	—	$8

Bond Fund

	Distribution services		Insurance administrative services		Administrative services
Class 1	$—		$—		$187
Class 2	6,077		—		243
Class 4	—	*	—	*	—	*
Total class-specific expenses	$6,077		$—	*	$430

Global Bond Fund

	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	—	$53
Class 2	2,012	—	80
Class 4	—	—	—
Total class-specific expenses	$2,012	—	$133

High-Income Bond Fund

	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	—	$41
Class 2	1,378	—	55
Class 3	18	—	1
Class 4	—	—	—
Total class-specific expenses	$1,396	—	$97

Mortgage Fund

	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	—	$6
Class 2	62	—	3
Class 4	—	—	—
Total class-specific expenses	$62	—	$9

U.S. Government/AAA-Rated Securities Fund

	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	—	$87
Class 2	2,416	—	97
Class 3	16	—	1
Class 4	—	—	—
Total class-specific expenses	$2,432	—	$185

Cash Management Fund

	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	—	$3
Class 2	534	—	22
Class 3	9	—	—	*
Class 4	—	—	—
Total class-specific expenses	$543	—	$25

Managed Risk Growth Fund

	Distribution services		Insurance administrative services		Administrative services
Class P1	$—		$—		—
Class P2	—	*	—	*	—
Total class-specific expenses	$—	*	$—	*	—

136	American Funds Insurance Series

Managed Risk International Fund

	Distribution services		Insurance administrative services		Administrative services
Class P1	$—		$—		—
Class P2	—	*	—	*	—
Total class-specific expenses	$—	*	$—	*	—

Managed Risk Blue Chip Income and Growth Fund

	Distribution services		Insurance administrative services		Administrative services
Class P1	$—		$—		—
Class P2	—	*	—	*	—
Total class-specific expenses	$—	*	$—	*	—

Managed Risk Growth-Income Fund

	Distribution services		Insurance administrative services		Administrative services
Class P1	$—		$—		—
Class P2	—	*	—	*	—
Total class-specific expenses	$—	*	$—	*	—

Managed Risk Asset Allocation Fund

	Distribution services	Insurance administrative services	Administrative services
Class P1	$—	$23	—
Class P2	129	129	—
Total class-specific expenses	$129	$152	—

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation, shown on the accompanying financial statements, includes current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):

Fund	Current fees		Increase in value of deferred amounts		Total trustees’ compensation
Global Growth Fund	$31		$4		$35
Global Small Capitalization Fund	22		2		24
Growth Fund	136		42		178
International Fund	55		19		74
New World Fund	15		1		16
Blue Chip Income and Growth Fund	27		3		30
Global Growth and Income Fund	12		1		13
Growth-Income Fund	145		48		193
International Growth and Income Fund	2		—	*	2
Asset Allocation Fund	75		14		89
Global Balanced Fund	1		—	*	1
Bond Fund	53		6		59
Global Bond Fund	16		1		17
High-Income Bond Fund	12		5		17
Mortgage Fund	1		—	*	1
U.S. Government/AAA-Rated Securities Fund	23		5		28
Cash Management Fund	3		2		5
Managed Risk Growth Fund	—		—		—
Managed Risk International Fund	—		—		—
Managed Risk Blue Chip Income and Growth Fund	—		—		—
Managed Risk Growth-Income Fund	—		—		—
Managed Risk Asset Allocation Fund	—	*	—	*	—	*

*	Amount less than one thousand.

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the series.

American Funds Insurance Series	137

8. Fund merger

On May 17, 2013, Global Growth Fund (the “acquiring fund”) acquired the net assets of Global Discovery Fund (the “acquired fund”) pursuant to an Agreement and Plan of Reorganization and Liquidation approved by the Board of Trustees on December 5, 2012. The acquisition was accomplished by a tax-free exchange of shares of each class of the acquiring fund for the corresponding class of the acquired fund at the close of business on May 17, 2013. Both Class 1 and Class 2 shares were exchanged at a ratio of 0.57 to 1. Shares issued by Global Growth Fund are disclosed in the capital share transactions noted below. Further information about the merger of the funds is as follows (dollars and shares in thousands):

	Status	Shares outstanding		Net assets	Net asset value per share
Global Discovery Fund	Acquired fund
Class 1		1,178		$17,890	$15.19
Class 2		17,234		$260,407	$15.11

Global Growth Fund	Acquiring fund
Class 1		64,374		$1,718,150	$26.69
Class 2		150,243		$3,981,436	$26.50
Class 4		—	*	$1	$26.68

Global Growth Fund	Post merger
Class 1		65,045		$1,736,040	$26.69
Class 2		160,070		$4,241,843	$26.50
Class 4		—	*	$1	$26.68

*	Amount less than one thousand.

Components of net assets acquired on May 17, 2013
Capital paid in on shares of beneficial interest	$189,397
Undistributed net investment income	—
Undistributed net realized gain	—
Net unrealized appreciation	88,900
Total net assets	$278,297

Had the acquisition been completed on January 1, 2013, the beginning of the annual reporting period for both the acquired and acquiring funds, the pro forma results of operations for the year ended December 31, 2012, would have been as follows (dollars in thousands):

Pro forma components of net assets on January 1, 2013
Capital paid in on shares of beneficial interest	$4,434,571
Undistributed net investment income	3,153
Accumulated net realized loss	(368,635)
Net unrealized appreciation	1,382,058
Total net assets	$5,451,147

Since the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the income, expenses and changes in net assets of the acquired fund that have been included in the acquiring fund’s statement of operations since May 17, 2013.

138	American Funds Insurance Series

9. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

Global Growth Fund

	Sales[1]			Issued in connection with merger of Global Discovery Fund		Reinvestments of dividends				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares		Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2013

Class 1	$160,976	7,000		$(18,023)	(670)	$5,955		231		$(102,852)	(4,092)	$46,056	2,469
Class 2	294,207	21,008		(44,035)	(9,827)	12,951		506		(330,600)	(13,235)	(67,477)	(1,548)
Class 4	—	—		—	—	—	[2]	—	[2]	—	—	— [2]	— [2]
Total net increase (decrease)	$455,183	28,008		$(62,058)	(10,497)	$18,906		737		$(433,452)	(17,327)	$(21,421)	921

Year ended December 31, 2012

Class 1	$116,073	5,365				$16,161		689		$(214,408)	(9,757)	$(82,174)	(3,703)
Class 2	47,056	2,233				32,113		1,371		(608,844)	(28,048)	(529,675)	(24,444)
Class 4[3]	1	—	[2]			—	[2]	—	[2]	—	—	1	— [2]
Total net increase (decrease)	$163,130	7,598				$48,274		2,060		$(823,252)	(37,805)	$(611,848)	(28,147)

Global Small Capitalization Fund

	Sales[1]			Reinvestments of dividends				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2013

Class 1	$154,092	6,963		$9,160		410		$(280,629)	(12,680)	$(117,377)	(5,307)
Class 2	23,487	1,089		24,174		1,099		(213,790)	(9,876)	(166,129)	(7,688)
Class 4	456	20		3		—	[2]	(51)	(2)	408	18
Total net increase (decrease)	$178,035	8,072		$33,337		1,509		$(494,470)	(22,558)	$(283,098)	(12,977)

Year ended December 31, 2012

Class 1	$183,971	9,682		$14,672		791		$(112,799)	(5,936)	$85,844	4,537
Class 2	86,346	4,691		34,610		1,918		(364,953)	(19,370)	(243,997)	(12,761)
Class 4[3]	1	—	[2]	—	[2]	—	[2]	—	—	1	— [2]
Total net increase (decrease)	$270,318	14,373		$49,282		2,709		$(477,752)	(25,306)	$(158,152)	(8,224)

Growth Fund

	Sales[1]			Reinvestments of dividends				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2013

Class 1	$125,646	1,922		$28,593		420		$(1,394,800)	(21,609)	$(1,240,561)	(19,267)
Class 2	75,548	1,167		60,664		898		(1,354,153)	(20,807)	(1,217,941)	(18,742)
Class 3	176	2		795		12		(14,024)	(214)	(13,053)	(200)
Class 4	1,253	19		4		—	[2]	(67)	(1)	1,190	18
Total net increase (decrease)	$202,623	3,110		$90,056		1,330		$(2,763,044)	(42,631)	$(2,470,365)	(38,191)

Year ended December 31, 2012

Class 1	$277,348	4,834		$75,334		1,260		$(1,863,267)	(31,869)	$(1,510,585)	(25,775)
Class 2	177,807	3,123		122,858		2,084		(4,632,501)	(81,722)	(4,331,836)	(76,515)
Class 3	1,746	29		1,643		28		(33,580)	(577)	(30,191)	(520)
Class 4[3]	1	—	[2]	—	[2]	—	[2]	—	—	1	— [2]
Total net increase (decrease)	$456,902	7,986		$199,835		3,372		$(6,529,348)	(114,168)	$(5,872,611)	(102,810)

See end of capital share transactions tables for footnotes.

American Funds Insurance Series	139

International Fund

	Sales[1]			Reinvestments of dividends				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2013

Class 1	$128,674	6,973		$13,105		703		$(720,467)	(39,427)	$(578,688)	(31,751)
Class 2	104,865	5,680		19,869		1,069		(456,500)	(24,763)	(331,766)	(18,014)
Class 3	355	19		161		9		(3,873)	(210)	(3,357)	(182)
Class 4	533	29		1		—	[2]	(34)	(2)	500	27
Total net increase (decrease)	$234,427	12,701		$33,136		1,781		$(1,180,874)	(64,402)	$(913,311)	(49,920)

Year ended December 31, 2012

Class 1	$266,734	16,344		$60,357		3,445		$(552,826)	(32,947)	$(225,735)	(13,158)
Class 2	225,412	13,909		78,128		4,462		(859,434)	(51,810)	(555,894)	(33,439)
Class 3	374	23		650		37		(7,378)	(446)	(6,354)	(386)
Class 4[3]	1	—	[2]	—	[2]	—	[2]	—	—	1	— [2]
Total net increase (decrease)	$492,521	30,276		$139,135		7,944		$(1,419,638)	(85,203)	$(787,982)	(46,983)

New World Fund

	Sales[1]			Reinvestments of dividends and distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2013

Class 1	$151,421	6,543		$9,930		435		$(52,069)	(2,258)	$109,282	4,720
Class 2	34,848	1,518		9,896		438		(135,573)	(5,895)	(90,829)	(3,939)
Class 4	1,019	44		7		—	[2]	(23)	(1)	1,003	43
Total net increase (decrease)	$187,288	8,105		$19,833		873		$(187,665)	(8,154)	$19,456	824

Year ended December 31, 2012

Class 1	$243,140	11,398		$13,526		600		$(92,066)	(4,285)	$164,600	7,713
Class 2	54,652	2,591		13,443		599		(252,673)	(11,890)	(184,578)	(8,700)
Class 4[3]	1	—	[2]	—	[2]	—	[2]	—	—	1	— [2]
Total net increase (decrease)	$297,793	13,989		$26,969		1,199		$(344,739)	(16,175)	$(19,977)	(987)

Blue Chip Income and Growth Fund

	Sales[1]			Reinvestments of dividends				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2013

Class 1	$793,500	74,023		$9,725		831		$(68,222)	(6,039)	$735,003	68,815
Class 2	5,959	541		13,384		1,154		(352,552)	(31,869)	(333,209)	(30,174)
Class 4	—	—		—	[2]	—	[2]	—	—	— [2]	— [2]
Total net increase (decrease)	$799,459	74,564		$23,109		1,985		$(420,774)	(37,908)	$401,794	38,641

Year ended December 31, 2012

Class 1	$612,734	61,796		$29,511		2,924		$(399,693)	(39,869)	$242,552	24,851
Class 2	53,607	5,597		67,663		6,761		(461,477)	(47,179)	(340,207)	(34,821)
Class 4[3]	1	—	[2]	—	[2]	—	[2]	—	—	1	— [2]
Total net increase (decrease)	$666,342	67,393		$97,174		9,685		$(861,170)	(87,048)	$(97,654)	(9,970)

See end of capital share transactions tables for footnotes.

140	American Funds Insurance Series

Global Growth and Income Fund

					Reinvestments						Net increase
	Sales[1]				of dividends				Repurchases[1]		(decrease)
Share class	Amount		Shares		Amount		Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2013

Class 1	$18,277		1,621		$1,232		108		$(18,626)	(1,657)	$883	72
Class 2	19,387		1,752		10,721		939		(203,441)	(18,071)	(173,333)	(15,380)
Class 4	—	[2]	—	[2]	—	[2]	—	[2]	— [2]	— [2]	— [2]	— [2]
Total net increase (decrease)	$37,664		3,373		$11,953		1,047		$(222,067)	(19,728)	$(172,450)	(15,308)

Year ended December 31, 2012

Class 1	$27,152		2,703		$4,745		459		$(36,662)	(3,653)	$(4,765)	(491)
Class 2	28,455		2,924		45,110		4,374		(329,160)	(33,092)	(255,595)	(25,794)
Class 4[3]	1		—	[2]	—	[2]	—		—	—	1	— [2]
Total net increase (decrease)	$55,608		5,627		$49,855		4,833		$(365,822)	(36,745)	$(260,359)	(26,285)

Growth-Income Fund

				Reinvestments						Net (decrease)
	Sales[1]			of dividends				Repurchases[1]		increase
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2013

Class 1	$470,750	11,269		$30,750		703		$(2,539,988)	(62,292)	$(2,038,488)	(50,320)
Class 2	38,930	933		43,331		998		(1,281,232)	(30,726)	(1,198,971)	(28,795)
Class 3	428	10		567		13		(14,131)	(336)	(13,136)	(313)
Class 4	823	19		2		—	[2]	(77)	(2)	748	17
Total net increase (decrease)	$510,931	12,231		$74,650		1,714		$(3,835,428)	(93,356)	$(3,249,847)	(79,411)

Year ended December 31, 2012

Class 1	$994,378	26,843		$179,283		4,692		$(2,343,170)	(62,718)	$(1,169,509)	(31,183)
Class 2	138,677	3,857		213,820		5,631		(2,162,539)	(59,217)	(1,810,042)	(49,729)
Class 3	820	22		2,787		73		(33,096)	(898)	(29,489)	(803)
Class 4[3]	1	—	[2]	—	[2]	—	[2]	—	—	1	— [2]
Total net increase (decrease)	$1,133,876	30,722		$395,890		10,396		$(4,538,805)	(122,833)	$(3,009,039)	(81,715)

International Growth and Income Fund

				Reinvestments						Net increase
	Sales[1]			of dividends				Repurchases[1]		(decrease)
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2013

Class 1	$418,740	26,678		$317		19		$(5,557)	(346)	$413,500	26,351
Class 2	14,721	932		116		7		(19,913)	(1,211)	(5,076)	(272)
Class 4	—	—		—	[2]	—	[2]	—	—	— [2]	—	[2]
Total net increase (decrease)	$433,461	27,610		$433		26		$(25,470)	(1,557)	$408,424	26,079

Year ended December 31, 2012

Class 1	$166,454	10,893		$4,726		310		$(7,358)	(503)	$163,822	10,700
Class 2	21,059	1,460		4,685		308		(27,910)	(1,901)	(2,166)	(133)
Class 4[3]	1	—	[2]	—	[2]	—	[2]	—	—	1	—	[2]
Total net increase (decrease)	$187,514	12,353		$9,411		618		$(35,268)	(2,404)	$161,657	10,567

American Funds Insurance Series	141

Asset Allocation Fund

				Reinvestments						Net increase
	Sales[1]			of dividends				Repurchases[1]		(decrease)
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2013

Class 1	$751,816	37,796		$31,689		1,546		$(231,336)	(11,663)	$552,169	27,679
Class 2	103,656	5,266		18,641		916		(424,007)	(21,558)	(301,710)	(15,376)
Class 3	913	45		141		7		(2,180)	(109)	(1,126)	(57)
Class 4	—	—		—	[2]	—	[2]	—	—	— [2]	— [2]
Total net increase (decrease)	$856,385	43,107		$50,471		2,469		$(657,523)	(33,330)	$249,333	12,246

Year ended December 31, 2012
Class 1	$690,030	39,118		$149,689		8,204		$(419,110)	(23,646)	$420,609	23,676
Class 2	106,642	6,083		99,191		5,485		(823,760)	(46,863)	(617,927)	(35,295)
Class 3	1,291	73		742		41		(6,555)	(370)	(4,522)	(256)
Class 4[3]	1	—	[2]	—	[2]	—	[2]	—	—	1	— [2]
Total net increase (decrease)	$797,964	45,274		$249,622		13,730		$(1,249,425)	(70,879)	$(201,839)	(11,875)

Global Balanced Fund

				Reinvestments
	Sales[1]			of dividends				Repurchases[1]		Net increase
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2013

Class 1	$251	23		—		—		$(182)	(17)	$69	6
Class 2	16,924	1,581		—		—		(6,113)	(577)	10,811	1,004
Class 4	—	—		—		—		—	—	—	—
Total net increase (decrease)	$17,175	1,604		—		—		$(6,295)	(594)	$10,880	1,010

Year ended December 31, 2012

Class 1	$29	3		$562		54		$(1)	— [2]	$590	57
Class 2	46,372	4,711		1,835		178		(9,674)	(984)	38,533	3,905
Class 4[3]	1	—	[2]	—	[2]	—	[2]	—	—	1	—	[2]
Total net increase (decrease)	$46,402	4,714		$2,397		232		$(9,675)	(984)	$39,124	3,962

Bond Fund

				Reinvestments of
				dividends and						Net increase
	Sales[1]			distributions				Repurchases[1]		(decrease)
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2013

Class 1	$647,012	57,499		$60,751		5,523		$(544,046)	(48,338)	$163,717	14,684
Class 2	113,942	10,300		72,108		6,634		(339,667)	(30,558)	(153,617)	(13,624)
Class 4	680	61		8		—	[2]	(3)	— [2]	685	61
Total net increase (decrease)	$761,634	67,860		$132,867		12,157		$(883,716)	(78,896)	$10,785	1,121

Year ended December 31, 2012

Class 1	$761,662	67,100		$106,210		9,439		$(1,419,488)	(125,727)	$(551,616)	(49,188)
Class 2	302,695	27,149		125,665		11,291		(504,544)	(45,084)	(76,184)	(6,644)
Class 4[3]	1	—	[2]	—	[2]	—	[2]	—	—	1	— [2]
Total net increase (decrease)	$1,064,358	94,249		$231,875		20,730		$(1,924,032)	(170,811)	$(627,799)	(55,832)

See end of capital share transactions tables for footnotes.

142	American Funds Insurance Series

Global Bond Fund

				Reinvestments of
				dividends and						Net increase
	Sales[1]			distributions				Repurchases[1]		(decrease)
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2013

Class 1	$277,449	22,871		$13,495		1,134		$(80,843)	(6,693)	$210,101	17,312
Class 2	45,376	3,762		19,203		1,622		(87,004)	(7,264)	(22,425)	(1,880)
Class 4	—	—		—	[2]	—	[2]	—	—	— [2]	—	[2]
Total net increase (decrease)	$322,825	26,633		$32,698		2,756		$(167,847)	(13,957)	$187,676	15,432

Year ended December 31, 2012

Class 1	$374,578	30,370		$26,657		2,182		$(78,701)	(6,414)	$322,534	26,138
Class 2	135,590	11,094		50,283		4,140		(210,485)	(17,264)	(24,612)	(2,030)
Class 4[3]	1	—	[2]	—	[2]	—	[2]	—	—	1	—	[2]
Total net increase (decrease)	$510,169	41,464		$76,940		6,322		$(289,186)	(23,678)	$297,923	24,108

High-Income Bond Fund

				Reinvestments						Net (decrease)
	Sales[1]			of dividends				Repurchases[1]		increase
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2013

Class 1	$60,196	5,264		$9,943		883		$(245,966)	(21,479)	$(175,827)	(15,332)
Class 2	13,706	1,219		14,236		1,280		(119,565)	(10,600)	(91,623)	(8,101)
Class 3	240	21		244		22		(3,824)	(334)	(3,340)	(291)
Class 4	—	—		—	[2]	—	[2]	—	—	— [2]	— [2]
Total net increase (decrease)	$74,142	6,504		$24,423		2,185		$(369,355)	(32,413)	$(270,790)	(23,724)

Year ended December 31, 2012

Class 1	$112,401	9,936		$62,358		5,619		$(115,003)	(10,154)	$59,756	5,401
Class 2	114,547	10,267		79,441		7,244		(185,788)	(16,687)	8,200	824
Class 3	5,364	480		1,459		132		(7,355)	(655)	(532)	(43)
Class 4[3]	1	—	[2]	—	[2]	—	[2]	—	—	1	— [2]
Total net increase (decrease)	$232,313	20,683		$143,258		12,995		$(308,146)	(27,496)	$67,425	6,182

Mortgage Fund

				Reinvestments of
				dividends and
	Sales[1]			distributions				Repurchases[1]		Net increase
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount		Shares

Six months ended June 30, 2013

Class 1	$81,866	7,832		$309		30		$(2,505)	(241)	$79,670		7,621
Class 2	5,752	551		87		9		(4,995)	(480)	844		80
Class 4	—	—		—	[2]	—	[2]	—	—	—	[2]	—	[2]
Total net increase (decrease)	$87,618	8,383		$396		39		$(7,500)	(721)	$80,514		7,701

Year ended December 31, 2012

Class 1	$57,612	5,467		$1,305		125		$(27,398)	(2,586)	$31,519		3,006
Class 2	29,661	2,825		648		62		(2,938)	(279)	27,371		2,608
Class 4[3]	1	—	[2]	—	[2]	—	[2]	—	—	1		—	[2]
Total net increase (decrease)	$87,274	8,292		$1,953		187		$(30,336)	(2,865)	$58,891		5,614

American Funds Insurance Series	143

U.S. Government/AAA-Rated Securities Fund

				Reinvestments of
				dividends and						Net (decrease)
	Sales[1]			distributions				Repurchases[1]		increase
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2013

Class 1	$77,915	6,154		$49,609		4,057		$(131,429)	(10,381)	$(3,905)	(170)
Class 2	31,566	2,514		54,427		4,494		(102,030)	(8,183)	(16,037)	(1,175)
Class 3	210	16		489		40		(2,679)	(212)	(1,980)	(156)
Class 4	—	—		—	[2]	—	[2]	—	—	— [2]	— [2]
Total net increase (decrease)	$109,691	8,684		$104,525		8,591		$(236,138)	(18,776)	$(21,922)	(1,501)

Year ended December 31, 2012

Class 1	$195,168	15,076		$73,727		5,774		$(209,851)	(16,180)	$59,044	4,670
Class 2	146,483	11,413		78,772		6,228		(192,849)	(15,060)	32,406	2,581
Class 3	1,630	125		823		65		(6,050)	(467)	(3,597)	(277)
Class 4[3]	1	—	[2]	—	[2]	—	[2]	—	—	1	— [2]
Total net increase (decrease)	$343,282	26,614		$153,322		12,067		$(408,750)	(31,707)	$87,854	6,974

Cash Management Fund

				Reinvestments				Net (decrease)
	Sales[1]			of dividends		Repurchases[1]		increase
Share class	Amount	Shares		Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2013

Class 1	$10,754	949		—	—	$(15,631)	(1,379)	$(4,877)	(430)
Class 2	122,288	10,964		—	—	(118,243)	(10,595)	4,045	369
Class 3	4,229	376		—	—	(3,996)	(355)	233	21
Class 4	—	—		—	—	—	—	—	—
Total net increase (decrease)	$137,271	12,289		—	—	$(137,870)	(12,329)	$(599)	(40)

Year ended December 31, 2012

Class 1	$28,695	2,528		—	—	$(37,213)	(3,278)	$(8,518)	(750)
Class 2	156,563	13,986		—	—	(224,943)	(20,084)	(68,380)	(6,098)
Class 3	7,742	686		—	—	(9,181)	(813)	(1,439)	(127)
Class 4[3]	1	—	[2]	—	—	—	—	1	— [2]
Total net increase (decrease)	$193,001	17,200		—	—	$(271,337)	(24,175)	$(78,336)	(6,975)

Managed Risk Growth Fund

	Proceeds from initial				Reinvestments
	capitalization		Sales[1]		of dividends		Repurchases[1]				Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount		Shares		Amount	Shares

For the period ended June 30, 2013[4]

Class P1	$100	10	$—	—	—	—	$—		—		$100	10
Class P2	4,900	490	780	76	—	—	—	[2]	—	[2]	5,680	566
Total net increase	$5,000	500	$780	76	—	—	$—	[2]	—	[2]	$5,780	576

Managed Risk International Fund

	Proceeds from initial				Reinvestments
	capitalization		Sales[1]		of dividends		Repurchases[1]				Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount		Shares		Amount	Shares

For the period ended June 30, 2013[4]

Class P1	$100	10	$—	—	—	—	$—		—		$100	10
Class P2	4,900	490	837	84	—	—	—	[2]	—	[2]	5,737	574
Total net increase	$5,000	500	$837	84	—	—	$—	[2]	—	[2]	$5,837	584

144	American Funds Insurance Series

Managed Risk Blue Chip Income and Growth Fund

	Proceeds from initial				Reinvestments
	capitalization		Sales[1]		of dividends		Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

For the period ended June 30, 2013[4]

Class P1	$100	10	$—	—	—	—	$—	—	$100	10
Class P2	4,900	490	1,511	149	—	—	(20)	(2)	6,391	637
Total net increase (decrease)	$5,000	500	$1,511	149	—	—	$(20)	(2)	$6,491	647

Managed Risk Growth-Income Fund

	Proceeds from initial				Reinvestments
	capitalization		Sales[1]		of dividends		Repurchases[1]				Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount		Shares		Amount	Shares

For the period ended June 30, 2013[4]

Class P1	$100	10	$—	—	—	—	$—		—		$100	10
Class P2	4,900	490	885	87	—	—	—	[2]	—	[2]	5,785	577
Total net increase	$5,000	500	$885	87	—	—	$—	[2]	—	[2]	$5,885	587

Managed Risk Asset Allocation Fund

	Proceeds from initial				Reinvestments
	capitalization		Sales[1]		of dividends		Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2013

Class P1			$30,645	2,851	$45	4	$(5,826)	(521)	$24,864	2,334
Class P2			208,826	19,437	18	2	(7,656)	(692)	201,188	18,747
Total net increase (decrease)			$239,471	22,288	$63	6	$(13,482)	(1,213)	$226,052	21,081

Period ended December 31, 2012[5]

Class P1	$5,000	500	$5,079	509	$111	11	$(78)	(8)	$10,112	1,012
Class P2	5,000	500	18,986	1,899	206	21	(3)	— [2]	24,189	2,420
Total net increase (decrease)	$10,000	1,000	$24,065	2,408	$317	32	$(81)	(8)	$34,301	3,432

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	For the period December 14, 2012, commencement of operations, through December 31, 2012.
[4]	For the period May 1, 2013, commencement of operations, through June 30, 2013.
[5]	For the period September 28, 2012, commencement of operations, through December 31, 2012.

10. Investment transactions and other disclosures

CRMC has agreed to bear all offering and organizational expenses of Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund and Managed Risk Growth-Income Fund. Offering expenses include state and U.S. Securities and Exchange Commission registration fees. Organizational expenses include administrative and legal fees. The total amount of offering and organizational expenses borne by CRMC for Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund and Managed Risk Growth-Income Fund was less than one thousand dollars for each fund. These expenses are not included in the accompanying financial statements.

American Funds Insurance Series	145

The following tables present additional information for the six months ended June 30, 2013 (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Blue Chip Income and Growth Fund
Purchases of investment securities*	$1,540,409	$873,677	$2,239,312	$1,091,556	$780,029	$1,003,191
Sales of investment securities*	1,656,741	1,130,973	5,030,544	1,905,151	695,374	687,859
Non-U.S. taxes paid on dividend income	5,391	1,035	4,788	15,094	2,251	456
Non-U.S. taxes paid on interest income	—	—	—	—	25	—
Non-U.S. taxes paid on realized gains	—	10	—	—	7	—
Non-U.S. taxes provided on unrealized gains	—	—	—	139	1,867	—
Dividends from affiliated issuers	—	—	1,531	—	—	—
Net realized gain from affiliated issuers	—	—	24,584	—	—	—

	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Asset Allocation Fund	Global Balanced Fund	Bond Fund
Purchases of investment securities*	$336,862	$2,111,125	$513,066	$4,188,945	$70,873	$11,627,220
Sales of investment securities*	506,858	4,134,600	109,356	4,671,879	62,018	11,867,677
Non-U.S. taxes paid on dividend income	2,066	3,407	1,433	1,809	135	—
Non-U.S. taxes paid on interest income	—	—	1	—	1	—	†
Non-U.S. taxes provided on unrealized gains	—	—	49	—	—	—
Dividends from affiliated issuers	329	—	—	—	—	—

	Global Bond Fund	High- Income Bond Fund	Mortgage Fund	U.S. Government/ AAA-Rated Securities Fund
Purchases of investment securities*	$2,628,234	$508,185	$575,161	$8,976,749
Sales of investment securities*	2,572,283	696,241	513,255	9,408,902
Non-U.S. taxes paid on interest income	203	2	—	—

	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund		Managed Risk Asset Allocation Fund
Purchases of investment securities*	$5,364	$5,598	$6,044	$5,426		$218,574
Sales of investment securities*	—	93	19	—	†	8,678

*	Excludes short-term securities and U.S. government obligations, if any.
†	Amount less than one thousand.

11. Ownership concentration

At June 30, 2013, CRMC held aggregate ownership of 20%, 87%, 86%, 78% and 86% of the outstanding shares of Global Balanced Fund, Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund and Managed Risk Growth-Income Fund. The ownership represents the seed money invested in the funds when each fund began operations.

146	American Funds Insurance Series

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waiver		Ratio of expenses to average net assets after waiver[2]		Ratio of net income to average net assets[2]
Global Growth Fund
Class 1
6/30/13[4,5]	$23.58	$.21	$1.58	$1.79	$(.09)	$—	$(.09)	$25.28	7.59%	$1,634		.56%[6]		.56%[6]		1.65%[6]
12/31/12	19.40	.30	4.14	4.44	(.26)	—	(.26)	23.58	22.89	1,466		.56		.56		1.38
12/31/11	21.61	.29	(2.16)	(1.87)	(.34)	—	(.34)	19.40	(8.66)	1,277		.55		.55		1.37
12/31/10	19.61	.30	2.04	2.34	(.34)	—	(.34)	21.61	12.04	1,227		.56		.56		1.54
12/31/09	13.96	.26	5.67	5.93	(.28)	—	(.28)	19.61	42.58	1,037		.56		.56		1.59
12/31/08	25.15	.47	(9.50)	(9.03)	(.41)	(1.75)	(2.16)	13.96	(38.23)	675		.55		.50		2.37
Class 2
6/30/13[4,5]	23.44	.17	1.58	1.75	(.08)	—	(.08)	25.11	7.47	3,950		.81	[6]	.81	[6]	1.38	[6]
12/31/12	19.29	.24	4.11	4.35	(.20)	—	(.20)	23.44	22.56	3,723		.81		.81		1.13
12/31/11	21.48	.24	(2.15)	(1.91)	(.28)	—	(.28)	19.29	(8.89)	3,535		.80		.80		1.13
12/31/10	19.50	.25	2.03	2.28	(.30)	—	(.30)	21.48	11.75	4,308		.81		.81		1.30
12/31/09	13.88	.22	5.64	5.86	(.24)	—	(.24)	19.50	42.30	4,100		.82		.82		1.36
12/31/08	25.00	.42	(9.43)	(9.01)	(.36)	(1.75)	(2.11)	13.88	(38.39)	3,198		.80		.75		2.12
Class 4
6/30/13[4,5]	23.58	.20	1.58	1.78	(.09)	—	(.09)	25.27	7.55	—	[7]	.62	[6]	.62	[6]	1.58	[6]
12/31/12[4,8]	23.53	.01	.29	.30	(.25)	—	(.25)	23.58	1.27	—	[7]	.02	[9]	.02	[9]	.049	[9]
Global Small Capitalization Fund
Class 1
6/30/13[4,5]	20.16	.03	1.81	1.84	(.21)	—	(.21)	21.79	9.08	985		.74	[6]	.74	[6]	.32	[6]
12/31/12	17.28	.09	3.09	3.18	(.30)	—	(.30)	20.16	18.51	1,019		.75		.75		.46
12/31/11	21.67	.07	(4.14)	(4.07)	(.32)	—	(.32)	17.28	(18.94)	795		.74		.74		.36
12/31/10	18.00	.13	3.91	4.04	(.37)	—	(.37)	21.67	22.76	818		.75		.75		.69
12/31/09	11.18	.09	6.80	6.89	(.07)	—	(.07)	18.00	61.63	604		.76		.76		.61
12/31/08	27.20	.19	(13.33)	(13.14)	—	(2.88)	(2.88)	11.18	(53.39)	306		.74		.67		1.01
Class 2
6/30/13[4,5]	19.86	.01	1.78	1.79	(.20)	—	(.20)	21.45	8.97	2,646		.99	[6]	.99	[6]	.12	[6]
12/31/12	17.04	.04	3.03	3.07	(.25)	—	(.25)	19.86	18.18	2,603		1.00		1.00		.20
12/31/11	21.35	.02	(4.06)	(4.04)	(.27)	—	(.27)	17.04	(19.14)	2,450		.99		.99		.10
12/31/10	17.74	.08	3.86	3.94	(.33)	—	(.33)	21.35	22.41	3,189		1.00		1.00		.45
12/31/09	11.03	.05	6.70	6.75	(.04)	—	(.04)	17.74	61.30	2,678		1.01		1.01		.36
12/31/08	26.95	.14	(13.18)	(13.04)	—	(2.88)	(2.88)	11.03	(53.52)	1,748		.99		.92		.70
Class 4
6/30/13[4,5]	20.16	.06	1.74	1.80	(.21)	—	(.21)	21.75	8.88	1		1.25	[6]	1.25	[6]	.51	[6]
12/31/12[4,8]	19.68	.01	.54	.55	(.07)	—	(.07)	20.16	2.80	—	[7]	.04	[9]	.04	[9]	.04	[9]

See end of financial highlights tables for footnotes.

American Funds Insurance Series	147

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waiver		Ratio of expenses to average net assets after waiver[2]		Ratio of net income to average net assets[2]
Growth Fund
Class 1
6/30/13[4,5]	$60.90	$.33	$5.96	$6.29	$(.29)	$—	$(.29)	$66.90	10.32%	$6,527		.35%[6]		.35%[6]		1.02%[6]
12/31/12	52.07	.63	8.83	9.46	(.63)	—	(.63)	60.90	18.19	7,116		.35		.35		1.10
12/31/11	54.78	.45	(2.68)	(2.23)	(.48)	—	(.48)	52.07	(4.06)	7,426		.34		.34		.81
12/31/10	46.45	.49	8.32	8.81	(.48)	—	(.48)	54.78	19.01	8,011		.34		.34		1.02
12/31/09	33.51	.35	12.94	13.29	(.35)	—	(.35)	46.45	39.74	6,565		.35		.35		.91
12/31/08	67.22	.63	(27.52)	(26.89)	(.56)	(6.26)	(6.82)	33.51	(43.83)	4,768		.33		.30		1.23
Class 2
6/30/13[4,5]	60.45	.25	5.91	6.16	(.27)	—	(.27)	66.34	10.18	15,121		.60	[6]	.60	[6]	.77	[6]
12/31/12	51.68	.47	8.77	9.24	(.47)	—	(.47)	60.45	17.89	14,911		.60		.60		.83
12/31/11	54.35	.30	(2.63)	(2.33)	(.34)	—	(.34)	51.68	(4.27)	16,701		.59		.59		.55
12/31/10	46.10	.36	8.24	8.60	(.35)	—	(.35)	54.35	18.68	19,896		.59		.59		.76
12/31/09	33.27	.25	12.84	13.09	(.26)	—	(.26)	46.10	39.41	18,201		.60		.60		.66
12/31/08	66.72	.50	(27.27)	(26.77)	(.42)	(6.26)	(6.68)	33.27	(43.97)	13,383		.58		.55		.95
Class 3
6/30/13[4,5]	60.97	.27	5.96	6.23	(.27)	—	(.27)	66.93	10.22	194		.53	[6]	.53	[6]	.85	[6]
12/31/12	52.13	.53	8.83	9.36	(.52)	—	(.52)	60.97	17.97	189		.53		.53		.92
12/31/11	54.82	.34	(2.66)	(2.32)	(.37)	—	(.37)	52.13	(4.21)	189		.52		.52		.62
12/31/10	46.49	.40	8.31	8.71	(.38)	—	(.38)	54.82	18.76	232		.52		.52		.82
12/31/09	33.54	.28	12.95	13.23	(.28)	—	(.28)	46.49	39.51	230		.53		.53		.72
12/31/08	67.21	.54	(27.50)	(26.96)	(.45)	(6.26)	(6.71)	33.54	(43.93)	198		.51		.48		1.02
Class 4
6/30/13[4,5]	60.90	.32	5.89	6.21	(.29)	—	(.29)	66.82	10.19	1		.85	[6]	.85	[6]	.95	[6]
12/31/12[4,8]	60.55	.03	.78	.81	(.46)	—	(.46)	60.90	1.33	—	[7]	.02	[9]	.02	[9]	.05	[9]
International Fund
Class 1
6/30/13[4,5]	17.68	.22	.39	.61	(.08)	—	(.08)	18.21	3.42	3,149		.54	[6]	.54	[6]	2.38	[6]
12/31/12	15.21	.30	2.47	2.77	(.30)	—	(.30)	17.68	18.21	3,618		.54		.54		1.81
12/31/11	18.05	.35	(2.84)	(2.49)	(.35)	—	(.35)	15.21	(13.76)	3,314		.53		.53		2.03
12/31/10	17.17	.28	.99	1.27	(.39)	—	(.39)	18.05	7.52	3,490		.53		.53		1.69
12/31/09	12.22	.24	5.04	5.28	(.25)	(.08)	(.33)	17.17	43.50	2,851		.54		.54		1.70
12/31/08	24.81	.43	(9.88)	(9.45)	(.40)	(2.74)	(3.14)	12.22	(42.01)	1,864		.52		.48		2.42
Class 2
6/30/13[4,5]	17.62	.20	.39	.59	(.07)	—	(.07)	18.14	3.33	5,298		.79	[6]	.79	[6]	2.18	[6]
12/31/12	15.16	.26	2.45	2.71	(.25)	—	(.25)	17.62	17.91	5,465		.79		.79		1.57
12/31/11	17.98	.31	(2.82)	(2.51)	(.31)	—	(.31)	15.16	(13.96)	5,210		.78		.78		1.81
12/31/10	17.11	.24	.98	1.22	(.35)	—	(.35)	17.98	7.23	6,615		.78		.78		1.46
12/31/09	12.19	.21	5.01	5.22	(.22)	(.08)	(.30)	17.11	43.07	6,411		.79		.79		1.48
12/31/08	24.72	.41	(9.85)	(9.44)	(.35)	(2.74)	(3.09)	12.19	(42.12)	4,901		.77		.72		2.16
Class 3
6/30/13[4,5]	17.70	.21	.38	.59	(.07)	—	(.07)	18.22	3.32	42		.72	[6]	.72	[6]	2.24	[6]
12/31/12	15.23	.27	2.47	2.74	(.27)	—	(.27)	17.70	17.97	44		.72		.72		1.65
12/31/11	18.05	.33	(2.83)	(2.50)	(.32)	—	(.32)	15.23	(13.85)	43		.71		.71		1.90
12/31/10	17.18	.26	.97	1.23	(.36)	—	(.36)	18.05	7.26	61		.71		.71		1.54
12/31/09	12.23	.22	5.04	5.26	(.23)	(.08)	(.31)	17.18	43.25	68		.72		.72		1.54
12/31/08	24.80	.43	(9.90)	(9.47)	(.36)	(2.74)	(3.10)	12.23	(42.10)	57		.70		.65		2.25
Class 4
6/30/13[4,5]	17.68	.15	.45	.60	(.08)	—	(.08)	18.20	3.36	1		1.04	[6]	1.04	[6]	1.61	[6]
12/31/12[4,8]	17.79	.01	.16	.17	(.28)	—	(.28)	17.68	.98	—	[7]	.02	[9]	.02	[9]	.05	[9]

See end of financial highlights tables for footnotes.

148	American Funds Insurance Series

		(Loss) income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waiver		Ratio of expenses to average net assets after waiver[2]		Ratio of net income to average net assets[2]
New World Fund
Class 1
6/30/13[4,5]	$22.93	$.22	$(.73)	$(.51)	$(.08)	$(.11)	$(.19)	$22.23	(2.27)%	$1,210		.78%[6]		.78%[6]		1.88%[6]
12/31/12	19.65	.33	3.23	3.56	(.28)	—	(.28)	22.93	18.13	1,140		.79		.79		1.54
12/31/11	23.28	.36	(3.55)	(3.19)	(.44)	—	(.44)	19.65	(13.75)	826		.78		.78		1.62
12/31/10	20.04	.37	3.25	3.62	(.38)	—	(.38)	23.28	18.20	774		.80		.80		1.76
12/31/09	13.57	.34	6.42	6.76	(.29)	—	(.29)	20.04	49.95	500		.82		.82		2.02
12/31/08	25.88	.43	(10.68)	(10.25)	(.36)	(1.70)	(2.06)	13.57	(42.20)	253		.81		.73		2.18
Class 2
6/30/13[4,5]	22.75	.18	(.71)	(.53)	(.07)	(.11)	(.18)	22.04	(2.37)	1,248		1.03	[6]	1.03	[6]	1.60	[6]
12/31/12	19.50	.28	3.19	3.47	(.22)	—	(.22)	22.75	17.82	1,378		1.04		1.04		1.31
12/31/11	23.09	.30	(3.51)	(3.21)	(.38)	—	(.38)	19.50	(13.95)	1,350		1.03		1.03		1.37
12/31/10	19.89	.31	3.22	3.53	(.33)	—	(.33)	23.09	17.87	1,739		1.05		1.05		1.52
12/31/09	13.47	.29	6.38	6.67	(.25)	—	(.25)	19.89	49.65	1,492		1.07		1.07		1.78
12/31/08	25.69	.40	(10.62)	(10.22)	(.30)	(1.70)	(2.00)	13.47	(42.37)	1,044		1.06		.98		1.94
Class 4
6/30/13[4,5]	22.93	.21	(.76)	(.55)	(.08)	(.11)	(.19)	22.19	(2.40)	1		1.29	[6]	1.29	[6]	1.85	[6]
12/31/12[4,8]	22.83	.01	.35	.36	(.26)	—	(.26)	22.93	1.58	—	[7]	.04	[9]	.04	[9]	.04	[9]
Blue Chip Income and Growth Fund
Class 1
6/30/13[4,5]	10.05	.13	1.34	1.47	(.05)	—	(.05)	11.47	14.60	2,339		.42	[6]	.42	[6]	2.36	[6]
12/31/12	9.00	.24	1.04	1.28	(.23)	—	(.23)	10.05	14.18	1,357		.43		.43		2.41
12/31/11	9.25	.19	(.25)	(.06)	(.19)	—	(.19)	9.00	(.63)	992		.42		.42		2.08
12/31/10	8.37	.18	.87	1.05	(.17)	—	(.17)	9.25	12.61	674		.44		.44		2.10
12/31/09	6.67	.16	1.71	1.87	(.17)	—	(.17)	8.37	28.18	408		.44		.44		2.26
12/31/08	11.53	.22	(4.22)	(4.00)	(.21)	(.65)	(.86)	6.67	(36.30)	220		.43		.39		2.48
Class 2
6/30/13[4,5]	9.97	.12	1.32	1.44	(.04)	—	(.04)	11.37	14.47	3,515		.67	[6]	.67	[6]	2.11	[6]
12/31/12	8.93	.21	1.03	1.24	(.20)	—	(.20)	9.97	13.88	3,382		.68		.68		2.17
12/31/11	9.18	.17	(.26)	(.09)	(.16)	—	(.16)	8.93	(0.90)	3,340		.67		.67		1.83
12/31/10	8.31	.16	.86	1.02	(.15)	—	(.15)	9.18	12.33	3,677		.69		.69		1.87
12/31/09	6.62	.14	1.70	1.84	(.15)	—	(.15)	8.31	27.97	3,344		.69		.69		2.06
12/31/08	11.45	.19	(4.18)	(3.99)	(.19)	(.65)	(.84)	6.62	(36.50)	2,602		.68		.64		2.10
Class 4
6/30/13[4,5]	10.05	.13	1.34	1.47	(.05)	—	(.05)	11.47	14.60	—	[7]	.37	[6]	.37	[6]	2.39	[6]
12/31/12[4,8]	10.20	.01	.03	.04	(.19)	—	(.19)	10.05	.38	—	[7]	.02	[9]	.02	[9]	.10	[9]
Global Growth and Income Fund
Class 1
6/30/13[4,5]	10.56	.22	.57	.79	(.07)	—	(.07)	11.28	7.49	193		.62	[6]	.62	[6]	3.95	[6]
12/31/12	9.20	.25	1.39	1.64	(.28)	—	(.28)	10.56	17.93	180		.62		.62		2.56
12/31/11	9.96	.28	(.75)	(.47)	(.29)	—	(.29)	9.20	(4.68)	161		.61		.61		2.86
12/31/10	9.14	.23	.85	1.08	(.26)	—	(.26)	9.96	12.02	171		.61		.61		2.54
12/31/09	6.68	.20	2.47	2.67	(.21)	—	(.21)	9.14	40.11	160		.63		.63		2.63
12/31/08	11.78	.28	(5.09)	(4.81)	(.22)	(.07)	(.29)	6.68	(41.06)	95		.62		.56		3.00
Class 2
6/30/13[4,5]	10.54	.20	.57	.77	(.07)	—	(.07)	11.24	7.27	1,788		.87	[6]	.87	[6]	3.64	[6]
12/31/12	9.19	.23	1.38	1.61	(.26)	—	(.26)	10.54	17.56	1,837		.87		.87		2.31
12/31/11	9.94	.25	(.74)	(.49)	(.26)	—	(.26)	9.19	(4.85)	1,839		.86		.86		2.60
12/31/10	9.12	.21	.85	1.06	(.24)	—	(.24)	9.94	11.78	2,130		.86		.86		2.28
12/31/09	6.67	.18	2.46	2.64	(.19)	—	(.19)	9.12	39.72	1,951		.88		.88		2.42
12/31/08	11.75	.26	(5.07)	(4.81)	(.20)	(.07)	(.27)	6.67	(41.17)	1,529		.86		.81		2.73
Class 4
6/30/13[4,5]	10.55	.21	.58	.79	(.07)	—	(.07)	11.27	7.50	—	[7]	.64	[6]	.64	[6]	3.82	[6]
12/31/12[4,8]	10.64	.01	.13	.14	(.23)	—	(.23)	10.55	1.27	—	[7]	.03	[9]	.03	[9]	.08	[9]

American Funds Insurance Series	149

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waiver		Ratio of expenses to average net assets after waiver[2]		Ratio of net income to average net assets[2]
Growth-Income Fund
Class 1
6/30/13[4,5]	$38.48	$.33	$4.24	$4.57	$(.15)	$—	$(.15)	$42.90	11.87%	$8,748		.29%[6]		.29%[6]		1.58%[6]
12/31/12	33.27	.66	5.25	5.91	(.70)	—	(.70)	38.48	17.79	9,782		.29		.29		1.79
12/31/11	34.47	.61	(1.18)	(.57)	(.63)	—	(.63)	33.27	(1.60)	9,496		.28		.28		1.77
12/31/10	31.37	.56	3.10	3.66	(.56)	—	(.56)	34.47	11.72	9,370		.29		.29		1.76
12/31/09	24.25	.49	7.13	7.62	(.50)	—	(.50)	31.37	31.54	8,142		.29		.29		1.83
12/31/08	42.52	.69	(15.91)	(15.22)	(.69)	(2.36)	(3.05)	24.25	(37.68)	5,034		.28		.25		2.03
Class 2
6/30/13[4,5]	38.24	.28	4.21	4.49	(.13)	—	(.13)	42.60	11.75	13,704		.54	[6]	.54	[6]	1.35	[6]
12/31/12	33.07	.56	5.22	5.78	(.61)	—	(.61)	38.24	17.48	13,403		.54		.54		1.53
12/31/11	34.25	.52	(1.16)	(.64)	(.54)	—	(.54)	33.07	(1.83)	13,235		.53		.53		1.52
12/31/10	31.18	.48	3.07	3.55	(.48)	—	(.48)	34.25	11.43	16,668		.54		.54		1.52
12/31/09	24.11	.42	7.09	7.51	(.44)	—	(.44)	31.18	31.24	16,220		.54		.54		1.60
12/31/08	42.26	.60	(15.80)	(15.20)	(.59)	(2.36)	(2.95)	24.11	(37.85)	13,046		.53		.50		1.75
Class 3
6/30/13[4,5]	38.52	.29	4.25	4.54	(.14)	—	(.14)	42.92	11.78	174		.47	[6]	.47	[6]	1.42	[6]
12/31/12	33.30	.59	5.26	5.85	(.63)	—	(.63)	38.52	17.59	168		.47		.47		1.60
12/31/11	34.49	.55	(1.18)	(.63)	(.56)	—	(.56)	33.30	(1.77)	172		.46		.46		1.59
12/31/10	31.39	.50	3.09	3.59	(.49)	—	(.49)	34.49	11.50	209		.47		.47		1.59
12/31/09	24.27	.45	7.12	7.57	(.45)	—	(.45)	31.39	31.30	225		.47		.47		1.68
12/31/08	42.51	.64	(15.90)	(15.26)	(.62)	(2.36)	(2.98)	24.27	(37.78)	205		.46		.43		1.83
Class 4
6/30/13[4,5]	38.47	.33	4.19	4.52	(.15)	—	(.15)	42.84	11.74	1		.79	[6]	.79	[6]	1.51	[6]
12/31/12[4,8]	38.65	.01	.39	.40	(.58)	—	(.58)	38.47	1.02	—	[7]	.01	[9]	.01	[9]	.03	[9]
International Growth and Income Fund
Class 1
6/30/13[4,5]	15.29	.32	.29	.61	(.01)	—	(.01)	15.89	3.97	630		.70	[6]	.70	[6]	4.07	[6]
12/31/12	13.40	.37	1.89	2.26	(.37)	—	(.37)	15.29	16.84	203		.74		.74		2.50
12/31/11	15.25	.47	(1.77)	(1.30)	(.44)	(.11)	(.55)	13.40	(8.51)	35		.73		.73		3.17
12/31/10	14.92	.38	.68	1.06	(.33)	(.40)	(.73)	15.25	7.24	32		.74		.74		2.61
12/31/09	10.92	.36	4.04	4.40	(.19)	(.21)	(.40)	14.92	40.38	28		.74		.74		2.74
12/31/08[4,10]	10.00	.01	.92	.93	(.01)	—	(.01)	10.92	9.28	12		.09		.08		.14
Class 2
6/30/13[4,5]	15.25	.27	.32	.59	(.01)	—	(.01)	15.83	3.85	229		.95	[6]	.95	[6]	3.37	[6]
12/31/12	13.37	.40	1.81	2.21	(.33)	—	(.33)	15.25	16.50	225		.99		.99		2.77
12/31/11	15.21	.42	(1.75)	(1.33)	(.40)	(.11)	(.51)	13.37	(8.71)	199		.98		.98		2.89
12/31/10	14.90	.35	.67	1.02	(.31)	(.40)	(.71)	15.21	6.92	180		.99		.99		2.37
12/31/09	10.92	.26	4.10	4.36	(.17)	(.21)	(.38)	14.90	40.04	99		.99		.99		1.89
12/31/08[4,10]	10.00	.01	.92	.93	(.01)	—	(.01)	10.92	9.27	4		.11		.11		.05
Class 4
6/30/13[4,5]	15.29	.28	.32	.60	(.01)	—	(.01)	15.88	3.91	—	[7]	.71	[6]	.71	[6]	3.53	[6]
12/31/12[4,8]	15.56	.01	.09	.10	(.37)	—	(.37)	15.29	.62	—	[7]	.04	[9]	.04	[9]	.07	[9]

See end of financial highlights tables for footnotes.

150	American Funds Insurance Series

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waiver		Ratio of expenses to average net assets after waiver[2]		Ratio of net income to average net assets[2]
Asset Allocation Fund
Class 1
6/30/13[4,5]	$18.43	$.17	$1.75	$1.92	$(.08)	$—	$(.08)	$20.27	10.40%	$8,478		.31%[6]		.31%[6]		1.75%[6]
12/31/12	16.17	.37	2.28	2.65	(.39)	—	(.39)	18.43	16.44	7,199		.31		.31		2.11
12/31/11	16.28	.37	(.12)	.25	(.36)	—	(.36)	16.17	1.56	5,932		.31		.31		2.25
12/31/10	14.75	.35	1.52	1.87	(.34)	—	(.34)	16.28	12.75	5,235		.31		.31		2.33
12/31/09	12.16	.35	2.59	2.94	(.35)	—	(.35)	14.75	24.27	4,151		.32		.32		2.65
12/31/08	18.51	.47	(5.70)	(5.23)	(.45)	(.67)	(1.12)	12.16	(29.30)	2,243		.32		.29		2.98
Class 2
6/30/13[4,5]	18.31	.15	1.72	1.87	(.07)	—	(.07)	20.11	10.20	5,433		.56	[6]	.56	[6]	1.50	[6]
12/31/12	16.06	.33	2.27	2.60	(.35)	—	(.35)	18.31	16.19	5,225		.56		.56		1.86
12/31/11	16.17	.33	(.13)	.20	(.31)	—	(.31)	16.06	1.30	5,151		.56		.56		1.99
12/31/10	14.65	.31	1.51	1.82	(.30)	—	(.30)	16.17	12.50	5,689		.57		.57		2.08
12/31/09	12.08	.32	2.56	2.88	(.31)	—	(.31)	14.65	23.98	5,537		.58		.58		2.45
12/31/08	18.39	.43	(5.66)	(5.23)	(.41)	(.67)	(1.08)	12.08	(29.51)	4,822		.57		.54		2.70
Class 3
6/30/13[4,5]	18.45	.15	1.75	1.90	(.07)	—	(.07)	20.28	10.30	40		.49	[6]	.49	[6]	1.57	[6]
12/31/12	16.18	.34	2.29	2.63	(.36)	—	(.36)	18.45	16.28	38		.49		.49		1.93
12/31/11	16.29	.34	(.13)	.21	(.32)	—	(.32)	16.18	1.36	38		.49		.49		2.05
12/31/10	14.75	.32	1.53	1.85	(.31)	—	(.31)	16.29	12.62	44		.50		.50		2.15
12/31/09	12.17	.33	2.57	2.90	(.32)	—	(.32)	14.75	23.95	44		.51		.51		2.53
12/31/08	18.50	.44	(5.68)	(5.24)	(.42)	(.67)	(1.09)	12.17	(29.39)	41		.50		.47		2.77
Class 4
6/30/13[4,5]	18.43	.17	1.74	1.91	(.08)	—	(0.08)	20.26	10.34	—	[7]	.34	[6]	.34	[6]	1.68	[6]
12/31/12[4,8]	18.52	.01	.21	.22	(.31)	—	(.31)	18.43	1.17	—	[7]	.01	[9]	.01	[9]	.08	[9]
Global Balanced Fund
Class 1
6/30/13[4,5]	10.34	.13	.16	.29	—	—	—	10.63	2.80	33		.70	[6]	.70	[6]	2.41	[6]
12/31/12	9.35	.20	.98	1.18	(.19)	—	(.19)	10.34	12.58	32		.72		.72		2.00
12/31/11[4,11]	10.00	.13	(.72)	(.59)	(.06)	—	(.06)	9.35	(5.89)	28		.69	[6]	.69	[6]	1.99	[6]
Class 2
6/30/13[4,5]	10.33	.11	.16	.27	—	—	—	10.60	2.61	133		.95	[6]	.95	[6]	2.16	[6]
12/31/12	9.35	.17	.97	1.14	(.16)	—	(.16)	10.33	12.24	119		.97		.97		1.76
12/31/11[4,11]	10.00	.09	(.69)	(.60)	(.05)	—	(.05)	9.35	(5.97)	72		.94	[6]	.94	[6]	1.45	[6]
Class 4
6/30/13[4,5]	10.33	.13	.16	.29	—	—	—	10.62	2.81	—	[7]	.72	[6]	.72	[6]	2.36	[6]
12/31/12[4,8]	10.47	.01	.03	.04	(.18)	—	(.18)	10.33	.40	—	[7]	.03	[9]	.03	[9]	.05	[9]
Bond Fund
Class 1
6/30/13[4,5]	11.29	.11	(.39)	(.28)	(.05)	(.12)	(.17)	10.84	(2.48)	3,920		.39	[6]	.39	[6]	1.95	[6]
12/31/12	10.99	.25	.36	.61	(.31)	—	(.31)	11.29	5.58	3,917		.39		.39		2.23
12/31/11	10.67	.32	.36	.68	(.36)	—	(.36)	10.99	6.41	4,354		.38		.38		2.89
12/31/10	10.33	.33	.36	.69	(.35)	—	(.35)	10.67	6.73	4,768		.38		.38		3.03
12/31/09	9.45	.42	.80	1.22	(.34)	—	(.34)	10.33	12.83	3,775		.39		.39		4.19
12/31/08	11.14	.61	(1.64)	(1.03)	(.63)	(.03)	(.66)	9.45	(9.16)	2,090		.40		.36		5.84
Class 2
6/30/13[4,5]	11.17	.09	(.39)	(.30)	(.04)	(.12)	(.16)	10.71	(2.65)	4,692		.64	[6]	.64	[6]	1.70	[6]
12/31/12	10.87	.22	.36	.58	(.28)	—	(.28)	11.17	5.37	5,044		.64		.64		1.97
12/31/11	10.56	.29	.35	.64	(.33)	—	(.33)	10.87	6.10	4,984		.63		.63		2.64
12/31/10	10.23	.30	.36	.66	(.33)	—	(.33)	10.56	6.44	5,074		.63		.63		2.79
12/31/09	9.36	.40	.79	1.19	(.32)	—	(.32)	10.23	12.61	4,635		.64		.64		4.00
12/31/08	11.03	.59	(1.63)	(1.04)	(.60)	(.03)	(.63)	9.36	(9.35)	3,432		.65		.61		5.53
Class 4
6/30/13[4,5]	11.29	.08	(.38)	(.30)	(.05)	(.12)	(.17)	10.82	(2.66)	1		.89	[6]	.89	[6]	1.45	[6]
12/31/12[4,8]	11.55	.01	(.02)	(.01)	(.25)	—	(.25)	11.29	(.04)	—	[7]	.02	[9]	.02	[9]	.10	[9]

American Funds Insurance Series	151

		(Loss) income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waiver		Ratio of expenses to average net assets after waiver[2]		Ratio of net income (loss) to average net assets[2]
Global Bond Fund
Class 1
6/30/13[4,5]	$12.32	$.13	$(.74)	$(.61)	$—	$(.14)	$(.14)	$11.57	(4.95)%	$1,101		.56%[6]		.56%[6]		2.20%[6]
12/31/12	11.96	.28	.48	.76	(.29)	(.11)	(.40)	12.32	6.43	959		.56		.56		2.29
12/31/11	11.82	.36	.22	.58	(.37)	(.07)	(.44)	11.96	4.86	619		.56		.56		2.97
12/31/10	11.57	.41	.21	.62	(.37)	—	(.37)	11.82	5.44	325		.57		.57		3.42
12/31/09	10.68	.45	.62	1.07	(.18)	—	(.18)	11.57	10.04	162		.59		.59		4.06
12/31/08	10.83	.48	(.09)	.39	(.54)	— [12]	(.54)	10.68	3.60	111		.59		.53		4.36
Class 2
6/30/13[4,5]	12.27	.12	(.74)	(.62)	—	(.14)	(.14)	11.51	(5.05)	1,539		.81	[6]	.81	[6]	1.95	[6]
12/31/12	11.91	.25	.48	.73	(.26)	(.11)	(.37)	12.27	6.19	1,664		.81		.81		2.06
12/31/11	11.78	.33	.21	.54	(.34)	(.07)	(.41)	11.91	4.54	1,639		.81		.81		2.75
12/31/10	11.53	.38	.22	.60	(.35)	—	(.35)	11.78	5.23	1,497		.83		.83		3.21
12/31/09	10.66	.42	.61	1.03	(.16)	—	(.16)	11.53	9.69	1,203		.84		.84		3.79
12/31/08	10.81	.44	(.07)	.37	(.52)	— [12]	(.52)	10.66	3.48	802		.84		.79		4.06
Class 4
6/30/13[4,5]	12.31	.13	(.74)	(.61)	—	(.14)	(.14)	11.56	(4.95)	—	[7]	.45	[6]	.45	[6]	2.21	[6]
12/31/12[4,8]	12.53	.01	(.04)	(.03)	(.19)	—	(.19)	12.31	(.28)	—	[7]	.02	[9]	.02	[9]	.11	[9]
High-Income Bond Fund
Class 1
6/30/13[4,5]	11.16	.38	(.22)	.16	(.16)	—	(.16)	11.16	1.39	723		.48	[6]	.48	[6]	6.69	[6]
12/31/12	10.54	.81	.64	1.45	(.83)	—	(.83)	11.16	13.90	894		.48		.48		7.25
12/31/11	11.20	.88	(.64)	.24	(.90)	—	(.90)	10.54	2.18	787		.47		.47		7.70
12/31/10	10.49	.91	.68	1.59	(.88)	—	(.88)	11.20	15.38	769		.48		.48		8.15
12/31/09	8.05	.75	2.41	3.16	(.72)	—	(.72)	10.49	39.45	635		.48		.48		7.86
12/31/08	11.65	.87	(3.64)	(2.77)	(.83)	—	(.83)	8.05	(23.74)	340		.48		.43		8.22
Class 2
6/30/13[4,5]	11.03	.36	(.22)	.14	(.15)	—	(.15)	11.02	1.27	1,044		.73	[6]	.73	[6]	6.42	[6]
12/31/12	10.42	.78	.63	1.41	(.80)	—	(.80)	11.03	13.70	1,135		.73		.73		7.00
12/31/11	11.08	.84	(.63)	.21	(.87)	—	(.87)	10.42	1.92	1,064		.72		.72		7.44
12/31/10	10.39	.87	.68	1.55	(.86)	—	(.86)	11.08	15.07	1,142		.73		.73		7.91
12/31/09	7.99	.71	2.39	3.10	(.70)	—	(.70)	10.39	38.94	1,063		.74		.74		7.62
12/31/08	11.55	.84	(3.60)	(2.76)	(.80)	—	(.80)	7.99	(23.84)	780		.73		.68		7.92
Class 3
6/30/13[4,5]	11.18	.37	(.22)	.15	(.15)	—	(.15)	11.18	1.35	18		.66	[6]	.66	[6]	6.48	[6]
12/31/12	10.56	.80	.63	1.43	(.81)	—	(.81)	11.18	13.67	21		.66		.66		7.07
12/31/11	11.22	.86	(.64)	.22	(.88)	—	(.88)	10.56	1.97	21		.65		.65		7.51
12/31/10	10.51	.89	.68	1.57	(.86)	—	(.86)	11.22	15.14	23		.66		.66		7.98
12/31/09	8.07	.73	2.42	3.15	(.71)	—	(.71)	10.51	39.14	24		.67		.67		7.69
12/31/08	11.65	.86	(3.64)	(2.78)	(.80)	—	(.80)	8.07	(23.76)	18		.66		.61		7.96
Class 4
6/30/13[4,5]	11.16	.38	(.23)	.15	(.16)	—	(.16)	11.15	1.29	—	[7]	.41	[6]	.41	[6]	6.65	[6]
12/31/12[4,8]	11.80	.04	— [12]	.04	(.68)	—	(.68)	11.16	.34	—	[7]	.02	[9]	.02	[9]	.35	[9]
Mortgage Fund
Class 1
6/30/13[4,5]	10.47	(.01)	(.15)	(.16)	— [12]	(.02)	(.02)	10.29	(1.53)	164		.44	[6]	.44	[6]	(.28)[6]
12/31/12	10.37	.01	.25	.26	(.06)	(.10)	(.16)	10.47	2.57	87		.45		.45		.08
12/31/11[4,11]	10.00	— [12]	.48	.48	(.01)	(.10)	(.11)	10.37	4.78	55		.42	[6]	.42	[6]	.04	[6]
Class 2
6/30/13[4,5]	10.46	(.03)	(.15)	(.18)	— [12]	(.02)	(.02)	10.26	(1.74)	49		.69	[6]	.69	[6]	(.54)[6]
12/31/12	10.36	(.02)	.26	.24	(.04)	(.10)	(.14)	10.46	2.38	49		.70		.70		(.16)
12/31/11[4,11]	10.00	(.02)	.48	.46	— [12]	(.10)	(.10)	10.36	4.60	22		.67	[6]	.67	[6]	(.25)[6]
Class 4
6/30/13[4,5]	10.47	(.01)	(.15)	(.16)	— [12]	(.02)	(.02)	10.29	(1.53)	—	[7]	.38	[6]	.38	[6]	(.27)[6]
12/31/12[4,8]	10.60	— [12]	.01	.01	(.06)	(.08)	(.14)	10.47	.09	—	[7]	.02	[9]	.02	[9]	.04	[9]

See end of financial highlights tables for footnotes.

152	American Funds Insurance Series

		(Loss) income from investment operations[1]			Dividends and distributions
			Net (losses)									Ratio of		Ratio of		Ratio of
	Net asset	Net	gains on		Dividends		Total					expenses to		expenses to		net income
	value,	investment	securities (both	Total from	(from net	Distributions	dividends	Net asset		Net assets,		average net		average net		(loss) to
	beginning	income	realized and	investment	investment	(from capital	and	value, end	Total	end of period		assets before		assets after		average
Period ended	of period	(loss)	unrealized)	operations	income)	gains)	distributions	of period	return[2]	(in millions)		waiver		waiver[2]		net assets[2]
U.S. Government/AAA-Rated Securities Fund
Class 1
6/30/13[4,5]	$12.75	$.03	$(.33)	$(.30)	$(.02)	$(.34)	$(.36)	$12.09	(2.39)%	$1,714		.35%[6]		.35%[6]		.41%[6]
12/31/12	13.00	.10	.18	.28	(.16)	(.37)	(.53)	12.75	2.22	1,809		.34		.34		.75
12/31/11	12.59	.23	.74	.97	(.26)	(.30)	(.56)	13.00	7.85	1,785		.34		.34		1.83
12/31/10	12.18	.26	.46	.72	(.25)	(.06)	(.31)	12.59	5.94	1,492		.39		.36		2.07
12/31/09	12.29	.37	(.03)	.34	(.34)	(.11)	(.45)	12.18	2.79	999		.41		.41		2.99
12/31/08	11.73	.50	.41	.91	(.35)	—	(.35)	12.29	7.84	496		.43		.38		4.17
Class 2
6/30/13[4,5]	12.63	.01	(.31)	(.30)	(.02)	(.34)	(.36)	11.97	(2.45)	1,876		.60	[6]	.60	[6]	.16 [6]
12/31/12	12.89	.06	.18	.24	(.13)	(.37)	(.50)	12.63	1.91	1,995		.59		.59		.50
12/31/11	12.49	.20	.73	.93	(.23)	(.30)	(.53)	12.89	7.58	2,002		.59		.59		1.59
12/31/10	12.08	.23	.46	.69	(.22)	(.06)	(.28)	12.49	5.75	1,959		.64		.62		1.83
12/31/09	12.20	.34	(.03)	.31	(.32)	(.11)	(.43)	12.08	2.50	1,561		.66		.66		2.79
12/31/08	11.65	.47	.41	.88	(.33)	—	(.33)	12.20	7.63	1,219		.68		.64		3.93
Class 3
6/30/13[4,5]	12.76	.01	(.31)	(.30)	(.02)	(.34)	(.36)	12.10	(2.42)	17		.53	[6]	.53	[6]	.23 [6]
12/31/12	13.01	.07	.19	.26	(.14)	(.37)	(.51)	12.76	2.02	20		.52		.52		.58
12/31/11	12.61	.21	.73	.94	(.24)	(.30)	(.54)	13.01	7.56	24		.52		.52		1.65
12/31/10	12.19	.24	.47	.71	(.23)	(.06)	(.29)	12.61	5.82	26		.57		.55		1.92
12/31/09	12.30	.36	(.04)	.32	(.32)	(.11)	(.43)	12.19	2.58	27		.59		.59		2.91
12/31/08	11.74	.48	.41	.89	(.33)	—	(.33)	12.30	7.66	33		.61		.57		4.03
Class 4
6/30/13[4,5]	12.75	.02	(.32)	(.30)	(.02)	(.34)	(.36)	12.09	(2.39)	—	[7]	.37	[6]	.37	[6]	.38 [6]
12/31/12[4,8]	12.88	.01	(.01)	—	(.13)	—	(.13)	12.75	(.01)	—	[7]	.02	[9]	.02	[9]	.05 [9]
Cash Management Fund
Class 1
6/30/13[4,5]	11.34	(.01)	— [12]	(.01)	—	—	—	11.33	(.09)	61		.34	[6]	.34	[6]	(.23)[6]
12/31/12	11.36	(.03)	.01	(.02)	—	—	—	11.34	(.18)	66		.34		.34		(.22)
12/31/11	11.39	(.02)	(.01)	(.03)	—	—	—	11.36	(.26)	75		.33		.33		(.21)
12/31/10	11.40	(.02)	.01	(.01)	—	—	—	11.39	(.09)	83		.33		.33		(.14)
12/31/09	11.44	(.01)	— [12]	(.01)	(.03)	— [12]	(.03)	11.40	(.10)	105		.33		.33		(.08)
12/31/08	11.40	.24	— [12]	.24	(.20)	—	(.20)	11.44	2.15	158		.32		.29		2.07
Class 2
6/30/13[4,5]	11.17	(.03)	.01	(.02)	—	—	—	11.15	(.18)	462		.59	[6]	.59	[6]	(.48)[6]
12/31/12	11.22	(.05)	— [12]	(.05)	—	—	—	11.17	(.45)	459		.59		.59		(.47)
12/31/11	11.28	(.05)	(.01)	(.06)	—	—	—	11.22	(.53)	530		.58		.58		(.47)
12/31/10	11.32	(.04)	— [12]	(.04)	—	—	—	11.28	(.35)	522		.58		.58		(.39)
12/31/09	11.38	(.04)	— [12]	(.04)	(.02)	— [12]	(.02)	11.32	(.33)	664		.58		.58		(.33)
12/31/08	11.35	.20	.02	.22	(.19)	—	(.19)	11.38	1.90	1,023		.57		.54		1.73
Class 3
6/30/13[4,5]	11.26	(.02)	(.01)	(.03)	—	—	—	11.23	(.27)	11		.52	[6]	.52	[6]	(.41)[6]
12/31/12	11.30	(.05)	.01	(.04)	—	—	—	11.26	(.35)	11		.52		.52		(.40)
12/31/11	11.34	(.04)	— [12]	(.04)	—	—	—	11.30	(.35)	12		.51		.51		(.40)
12/31/10	11.38	(.04)	— [12]	(.04)	—	—	—	11.34	(.35)	13		.51		.51		(.32)
12/31/09	11.44	(.03)	(.01)	(.04)	(.02)	— [12]	(.02)	11.38	(.31)	17		.51		.51		(.27)
12/31/08	11.40	.22	.01	.23	(.19)	—	(.19)	11.44	1.99	25		.50		.47		1.91
Class 4
6/30/13[4,5]	11.34	(.02)	— [12]	(.02)	—	—	—	11.32	(.18)	—	[7]	.37	[6]	.37	[6]	(.32)[6]
12/31/12[4,8]	11.34	— [12]	— [12]	— [12]	—	—	—	11.34	.00	—	[7]	.02	[9]	.02	[9]	(.01)[9]

American Funds Insurance Series	153

		Income (loss) from investment operations[1]			Dividends and distributions						Ratio of		Ratio of
			Net gains								expenses to		expenses to				Ratio of
	Net asset		(losses) on		Dividends		Total				average net		average net		Net		net income
	value,	Net	securities (both	Total from	(from net	Distributions	dividends	Net asset		Net assets,	assets before		assets after		effective		to
	beginning	investment	realized and	investment	investment	(from capital	and	value, end	Total	end of period	reimburse-		reimburse-		expense		average
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return[2]	(in thousands)	ment/waiver		ment/waiver[2]		ratio[3]		net assets[2]
Managed Risk Growth Fund
Class P1
6/30/2013[4,5,13]	$10.00	$.04	$.04	$.08	$—	$—	$—	$10.08	.80%	$101	.23%		.04%		.38%		.36%
Class P2
6/30/2013[4,5,13]	10.00	.04	.04	.08	—	—	—	10.08	.80	5,708	.24		.04		.38		.38
Managed Risk International Fund
Class P1
6/30/2013[4,5,13]	10.00	.03	(.23)	(.20)	—	—	—	9.80	(2.00)	98	.23		.04		.55		.33
Class P2
6/30/2013[4,5,13]	10.00	.03	(.23)	(.20)	—	—	—	9.80	(2.00)	5,624	.24		.04		.55		.34
Managed Risk Blue Chip Income and Growth Fund
Class P1
6/30/2013[4,5,13]	10.00	.03	(.02)	.01	—	—	—	10.01	.10	100	.22		.04		.44		.34
Class P2
6/30/2013[4,5,13]	10.00	.04	(.03)	.01	—	—	—	10.01	.10	6,375	.23		.05		.44		.35
Managed Risk Growth-Income Fund
Class P1
6/30/2013[4,5,13]	10.00	.03	.02	.05	—	—	—	10.05	.50	101	.23		.04		.32		.28
Class P2
6/30/2013[4,5,13]	10.00	.03	.02	.05	—	—	—	10.05	.50	5,800	.24		.04		.32		.29
Managed Risk Asset Allocation Fund
Class P1
6/30/2013[4,5]	9.99	.03	.86	.89	(.02)	—	(.02)	10.86	8.86	36,349	.59	[6]	.44	[6]	.74	[6]	.60	[6]
12/31/2012[4,14]	10.00	.15	(.03)	.12	(.13)	—	(.13)	9.99	1.24	10	.15		.07		.37		1.72
Class P2
6/30/2013[4,5]	9.99	.03	.84	.87	—	—	—	10.86	8.72	229,919	.85	[6]	.71	[6]	1.01	[6]	.59	[6]
12/31/2012[4,14]	10.00	.17	(.05)	.12	(.13)	—	(.13)	9.99	1.21	24	.24		.11		.41		2.38

154	American Funds Insurance Series

			Year ended December 31
Portfolio turnover rate for all share classes	Six months ended June 30, 2013[4,5]		2012		2011		2010	2009	2008
Global Growth Fund	30%		22%		28%		28%	43%	38%
Global Small Capitalization Fund	25		40		44		47	55	47
Growth Fund	11		21		19		28	37	26
International Fund	13		29		24		25	46	52
New World Fund	29		32		22		18	25	32
Blue Chip Income and Growth Fund	13		36		27		22	22	24
Global Growth and Income Fund	17		30		25		30	47	36
Growth-Income Fund	10		25		22		22	24	31
International Growth and Income Fund	16		31		48		31	21	—	[10]
Asset Allocation Fund	40		61		43		46	41	36
Global Balanced Fund	43		80		34	[11]
Bond Fund	181		253		163		187	125	63
Global Bond Fund	114		160		101		106	86	118
High-Income Bond Fund	28		48		51		54	47	29
Mortgage Fund	345		444		480	[11]
U.S. Government/AAA-Rated Securities Fund	322		447		234		208	100	108
Cash Management Fund	—		—		—		—	—	—
Managed Risk Growth Fund	—	[13,15]
Managed Risk International Fund	2	[13]
Managed Risk Blue Chip Income and Growth Fund	—	[13,15]
Managed Risk Growth-Income Fund	—	[13,15]
Managed Risk Asset Allocation Fund	7		—	[14,15]

[1]	Based on average shares outstanding.
[2]	This column reflects the impact, if any, of certain reimbursements/waivers by CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services. In addition, CRMC reimbursed other fees and expenses on the managed risk funds only.
[3]	Ratio reflects weighted average net expense ratio of the underlying fund for the period presented. See Expense example for further information regarding fees and expenses.
[4]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[5]	Unaudited.
[6]	Annualized.
[7]	Amount less than $1 million.
[8]	From December 14, 2012, commencement of operations.
[9]	The fund’s assets consisted solely of seed capital invested by CRMC; therefore, certain fees were not accrued.
[10]	From November 18, 2008, commencement of operations.
[11]	From May 2, 2011, commencement of operations.
[12]	Amount less than $.01.
[13]	From May 1, 2013, commencement of operations.
[14]	From September 28, 2012, commencement of operations.
[15]	Amount less than 1%.

See Notes to Financial Statements

American Funds Insurance Series	155

Expense example	unaudited

The funds in American Funds Insurance Series serve as the underlying investment vehicle for various insurance products. As an owner of an insurance contract that invests in one of the funds in the series, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. Additional fees are charged by the insurance companies related to the various benefits they provide. This example is intended to help you understand your ongoing costs (in dollars) of investing in the underlying funds so you can compare these costs with the ongoing costs of investing in other mutual funds that serve a similar function in other annuity products. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2013, through June 30, 2013), or for Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund and Managed Risk Growth-Income Fund for the period from May 1, 2013, commencement of operations, through June 30, 2013.

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Additional fees are charged by the insurance companies related to the various benefits they provide. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

156	American Funds Insurance Series

	Beginning account value 1/1/2013	Ending account value 6/30/2013	Expenses paid during period[1]	Annualized expense ratio
Global Growth Fund
Class 1 — actual return	$1,000.00	$1,075.92	$2.88	.56%
Class 1 — assumed 5% return	1,000.00	1,022.02	2.81	.56
Class 2 — actual return	1,000.00	1,074.68	4.17	.81
Class 2 — assumed 5% return	1,000.00	1,020.78	4.06	.81
Class 4 — actual return	1,000.00	1,075.49	3.19	.62
Class 4 — assumed 5% return	1,000.00	1,021.72	3.11	.62
Global Small Capitalization Fund
Class 1 — actual return	1,000.00	1,090.81	3.84	.74
Class 1 — assumed 5% return	1,000.00	1,021.12	3.71	.74
Class 2 — actual return	1,000.00	1,089.72	5.13	.99
Class 2 — assumed 5% return	1,000.00	1,019.89	4.96	.99
Class 4 — actual return	1,000.00	1,088.83	6.47	1.25
Class 4 — assumed 5% return	1,000.00	1,018.60	6.26	1.25
Growth Fund
Class 1 — actual return	1,000.00	1,103.18	1.83	.35
Class 1 — assumed 5% return	1,000.00	1,023.06	1.76	.35
Class 2 — actual return	1,000.00	1,101.77	3.13	.60
Class 2 — assumed 5% return	1,000.00	1,021.82	3.01	.60
Class 3 — actual return	1,000.00	1,102.20	2.76	.53
Class 3 — assumed 5% return	1,000.00	1,022.17	2.66	.53
Class 4 — actual return	1,000.00	1,101.93	4.43	.85
Class 4 — assumed 5% return	1,000.00	1,020.58	4.26	.85
International Fund
Class 1 — actual return	1,000.00	1,034.16	2.72	.54
Class 1 — assumed 5% return	1,000.00	1,022.12	2.71	.54
Class 2 — actual return	1,000.00	1,033.29	3.98	.79
Class 2 — assumed 5% return	1,000.00	1,020.88	3.96	.79
Class 3 — actual return	1,000.00	1,033.24	3.63	.72
Class 3 — assumed 5% return	1,000.00	1,021.22	3.61	.72
Class 4 — actual return	1,000.00	1,033.61	5.24	1.04
Class 4 — assumed 5% return	1,000.00	1,019.64	5.21	1.04
New World Fund
Class 1 — actual return	1,000.00	977.34	3.82	.78
Class 1 — assumed 5% return	1,000.00	1,020.93	3.91	.78
Class 2 — actual return	1,000.00	976.28	5.05	1.03
Class 2 — assumed 5% return	1,000.00	1,019.69	5.16	1.03
Class 4 — actual return	1,000.00	976.02	6.32	1.29
Class 4 — assumed 5% return	1,000.00	1,018.40	6.46	1.29

See end of expense example tables for footnotes.

American Funds Insurance Series	157

	Beginning account value 1/1/2013	Ending account value 6/30/2013	Expenses paid during period[1]	Annualized expense ratio
Blue Chip Income and Growth Fund
Class 1 — actual return	$1,000.00	$1,145.97	$2.23	.42%
Class 1 — assumed 5% return	1,000.00	1,022.71	2.11	.42
Class 2 — actual return	1,000.00	1,144.65	3.56	.67
Class 2 — assumed 5% return	1,000.00	1,021.47	3.36	.67
Class 4 — actual return	1,000.00	1,145.97	1.97	.37
Class 4 — assumed 5% return	1,000.00	1,022.96	1.86	.37
Global Growth and Income Fund
Class 1 — actual return	1,000.00	1,074.89	3.19	.62
Class 1 — assumed 5% return	1,000.00	1,021.72	3.11	.62
Class 2 — actual return	1,000.00	1,072.68	4.47	.87
Class 2 — assumed 5% return	1,000.00	1,020.48	4.36	.87
Class 4 — actual return	1,000.00	1,074.98	3.29	.64
Class 4 — assumed 5% return	1,000.00	1,021.62	3.21	.64
Growth-Income Fund
Class 1 — actual return	1,000.00	1,118.75	1.52	.29
Class 1 — assumed 5% return	1,000.00	1,023.36	1.45	.29
Class 2 — actual return	1,000.00	1,117.48	2.84	.54
Class 2 — assumed 5% return	1,000.00	1,022.12	2.71	.54
Class 3 — actual return	1,000.00	1,117.77	2.47	.47
Class 3 — assumed 5% return	1,000.00	1,022.46	2.36	.47
Class 4 — actual return	1,000.00	1,117.44	4.15	.79
Class 4 — assumed 5% return	1,000.00	1,020.88	3.96	.79
International Growth and Income Fund
Class 1 — actual return	1,000.00	1,039.75	3.54	.70
Class 1 — assumed 5% return	1,000.00	1,021.32	3.51	.70
Class 2 — actual return	1,000.00	1,038.54	4.80	.95
Class 2 — assumed 5% return	1,000.00	1,020.08	4.76	.95
Class 4 — actual return	1,000.00	1,039.09	3.59	.71
Class 4 — assumed 5% return	1,000.00	1,021.27	3.56	.71
Asset Allocation Fund
Class 1 — actual return	1,000.00	1,103.97	1.62	.31
Class 1 — assumed 5% return	1,000.00	1,023.26	1.56	.31
Class 2 — actual return	1,000.00	1,102.03	2.92	.56
Class 2 — assumed 5% return	1,000.00	1,022.02	2.81	.56
Class 3 — actual return	1,000.00	1,103.01	2.56	.49
Class 3 — assumed 5% return	1,000.00	1,022.36	2.46	.49
Class 4 — actual return	1,000.00	1,103.42	1.77	.34
Class 4 — assumed 5% return	1,000.00	1,023.11	1.71	.34

See end of expense example tables for footnotes.

158	American Funds Insurance Series

	Beginning account value 1/1/2013	Ending account value 6/30/2013	Expenses paid during period[1]	Annualized expense ratio
Global Balanced Fund
Class 1 — actual return	$1,000.00	$1,028.05	$3.52	.70%
Class 1 — assumed 5% return	1,000.00	1,021.32	3.51	.70
Class 2 — actual return	1,000.00	1,026.13	4.77	.95
Class 2 — assumed 5% return	1,000.00	1,020.08	4.76	.95
Class 4 — actual return	1,000.00	1,028.07	3.62	.72
Class 4 — assumed 5% return	1,000.00	1,021.22	3.61	.72
Bond Fund
Class 1 — actual return	1,000.00	975.16	1.91	.39
Class 1 — assumed 5% return	1,000.00	1,022.86	1.96	.39
Class 2 — actual return	1,000.00	973.55	3.13	.64
Class 2 — assumed 5% return	1,000.00	1,021.62	3.21	.64
Class 4 — actual return	1,000.00	973.37	4.35	.89
Class 4 — assumed 5% return	1,000.00	1,020.38	4.46	.89
Global Bond Fund
Class 1 — actual return	1,000.00	950.49	2.71	.56
Class 1 — assumed 5% return	1,000.00	1,022.02	2.81	.56
Class 2 — actual return	1,000.00	949.47	3.92	.81
Class 2 — assumed 5% return	1,000.00	1,020.78	4.06	.81
Class 4 — actual return	1,000.00	950.45	2.18	.45
Class 4 — assumed 5% return	1,000.00	1,022.56	2.26	.45
High-Income Bond Fund
Class 1 — actual return	1,000.00	1,013.85	2.40	.48
Class 1 — assumed 5% return	1,000.00	1,022.41	2.41	.48
Class 2 — actual return	1,000.00	1,012.66	3.64	.73
Class 2 — assumed 5% return	1,000.00	1,021.17	3.66	.73
Class 3 — actual return	1,000.00	1,013.47	3.29	.66
Class 3 — assumed 5% return	1,000.00	1,021.52	3.31	.66
Class 4 — actual return	1,000.00	1,012.94	2.05	.41
Class 4 — assumed 5% return	1,000.00	1,022.76	2.06	.41
Mortgage Fund
Class 1 — actual return	1,000.00	984.70	2.17	.44
Class 1 — assumed 5% return	1,000.00	1,022.61	2.21	.44
Class 2 — actual return	1,000.00	982.58	3.39	.69
Class 2 — assumed 5% return	1,000.00	1,021.37	3.46	.69
Class 4 — actual return	1,000.00	984.70	1.87	.38
Class 4 — assumed 5% return	1,000.00	1,022.91	1.91	.38

American Funds Insurance Series	159

	Beginning account value 1/1/2013	Ending account value 6/30/2013	Expenses paid during period[1]	Annualized expense ratio
U.S. Government/AAA-Rated Securities Fund
Class 1 — actual return	$1,000.00	$976.15	$1.71	.35%
Class 1 — assumed 5% return	1,000.00	1,023.06	1.76	.35
Class 2 — actual return	1,000.00	975.46	2.94	.60
Class 2 — assumed 5% return	1,000.00	1,021.82	3.01	.60
Class 3 — actual return	1,000.00	975.78	2.60	.53
Class 3 — assumed 5% return	1,000.00	1,022.17	2.66	.53
Class 4 — actual return	1,000.00	976.15	1.81	.37
Class 4 — assumed 5% return	1,000.00	1,022.96	1.86	.37
Cash Management Fund
Class 1 — actual return	1,000.00	999.11	1.69	.34
Class 1 — assumed 5% return	1,000.00	1,023.11	1.71	.34
Class 2 — actual return	1,000.00	998.21	2.92	.59
Class 2 — assumed 5% return	1,000.00	1,021.87	2.96	.59
Class 3 — actual return	1,000.00	997.34	2.58	.52
Class 3 — assumed 5% return	1,000.00	1,022.22	2.61	.52
Class 4 — actual return	1,000.00	998.23	1.83	.37
Class 4 — assumed 5% return	1,000.00	1,022.96	1.86	.37

160	American Funds Insurance Series

	Beginning account value	Ending account value 6/30/2013	Expenses paid during period[1,2]	Annualized expense ratio[2]		Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Managed Risk Growth Fund
Class P1 — actual return[5]	$1,000.00	$1,008.00	$.38	.23%[6]		$.94	.57%[6]
Class P1 — assumed 5% return	1,000.00	1,023.65	1.15	.23	[6]	2.86	.57	[6]
Class P2 — actual return[5]	1,000.00	1,008.00	.41	.25	[6]	.97	.59	[6]
Class P2 — assumed 5% return	1,000.00	1,023.55	1.25	.25	[6]	2.96	.59	[6]
Managed Risk International Fund
Class P1 — actual return[5]	1,000.00	980.00	.37	.23	[6]	1.20	.74	[6]
Class P1 — assumed 5% return	1,000.00	1,023.65	1.15	.23	[6]	3.71	.74	[6]
Class P2 — actual return[5]	1,000.00	980.00	.41	.25	[6]	1.24	.76	[6]
Class P2 — assumed 5% return	1,000.00	1,023.55	1.25	.25	[6]	3.81	.76	[6]
Managed Risk Blue Chip Income and Growth Fund
Class P1 — actual return[5]	1,000.00	1,001.00	.38	.23	[6]	1.04	.63	[6]
Class P1 — assumed 5% return	1,000.00	1,023.65	1.15	.23	[6]	3.16	.63	[6]
Class P2 — actual return[5]	1,000.00	1,001.00	.44	.27	[6]	1.10	.67	[6]
Class P2 — assumed 5% return	1,000.00	1,023.46	1.35	.27	[6]	3.36	.67	[6]
Managed Risk Growth-Income Fund
Class P1 — actual return[5]	1,000.00	1,005.00	.38	.23	[6]	.84	.51	[6]
Class P1 — assumed 5% return	1,000.00	1,023.65	1.15	.23	[6]	2.56	.51	[6]
Class P2 — actual return[5]	1,000.00	1,005.00	.41	.25	[6]	.87	.53	[6]
Class P2 — assumed 5% return	1,000.00	1,023.55	1.25	.25	[6]	2.66	.53	[6]
Managed Risk Asset Allocation Fund (formerly Protected Asset Allocation Fund)
Class P1 — actual return	1,000.00	1,088.56	2.28	.44		3.83	.74
Class P1 — assumed 5% return	1,000.00	1,022.61	2.21	.44		3.71	.74
Class P2 — actual return	1,000.00	1,087.18	3.67	.71		5.23	1.01
Class P2 — assumed 5% return	1,000.00	1,021.27	3.56	.71		5.06	1.01

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the period).
[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]	The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the period).
[4]	The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests.
[5]	The period for the “annualized expense ratio” and “actual return” line is based on the number of days since the initial sale of the share class on May 1, 2013. The “assumed 5% return” line is based on 181 days.
[6]	Expense ratios are estimated based on current period expenses.

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162	American Funds Insurance Series

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164	American Funds Insurance Series

Offices of the series and of the investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Investment sub-adviser

Milliman Financial Risk Management LLC
(Managed Risk Funds only)
71 South Wacker Drive, 31st Floor
Chicago, IL 60606

Custodians of assets

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Bank of New York Mellon
(Managed Risk Funds only)
One Wall Street
New York, NY 10286

Counsel

Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106

Independent registered public accounting firm

PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectuses and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

Complete June 30, 2013, portfolios of American Funds Insurance Series’ investments are available free of charge by calling AFS or visiting the SEC website (where they are part of Form N-CSR).

American Funds Insurance Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of American Funds Insurance Series investors, but it also may be used as sales literature when preceded or accompanied by the current prospectuses or summary prospectuses for American Funds Insurance Series and the prospectus for the applicable insurance contract, which give details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after September 30, 2013, this report must be accompanied by a statistical update for the most recently completed calendar quarter.

Printed on paper containing 10% post-consumer waste Printed with inks containing soy and/or vegetable oil

The American Funds Advantage

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record for American Funds Insurance Series.®

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. American Funds Insurance Series (AFIS) portfolio managers average 25 years of investment experience, including 21 years at our company, reflecting a career commitment to our long-term approach.1

The Capital SystemSM

Our investment process, The Capital System, combines individual accountability with teamwork. Each fund is divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of The Capital System.

Superior long-term track record

Our AFIS equity funds have beaten their comparable Lipper indexes or averages in 88% of 10-year periods and 100% of 20-year periods. Our AFIS fixed-income funds have beaten comparable Lipper indexes or averages in 61% of 10-year periods and 76% of 20-year periods.2 AFIS fund management fees have been among the lowest in the industry.3

[1]	Portfolio manager experience as of May 2013.
[2]	Based on Class 2 share results for rolling periods through December 31, 2012. Periods covered are the shorter of the fund’s lifetime or since the inception date of the comparable Lipper index or average. The comparable Lipper indexes and averages are: Global Funds Index (Global Growth Fund), Global Small-Cap Funds Average (Global Small Capitalization Fund), Growth Funds Index (Growth Fund), International Funds Index (International Fund), Emerging Markets Funds Index (New World Fund), Growth & Income Funds Index (Blue Chip Income and Growth Fund, Growth-Income Fund), Flexible Portfolio Funds Index (Asset Allocation Fund), Intermediate Investment Grade Debt Funds Average (Bond Fund), High Yield Funds Index (High-Income Bond Fund), General U.S. Government Funds Average (U.S. Government/ AAA-Rated Securities Fund).
[3]	Based on management fees for the 20-year period ended December 31, 2012, versus comparable Lipper categories, excluding funds of funds.

Lit. No. INGESRX-998-0813P Litho in USA RCG/RRD/6311- S37375

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

American Funds Insurance Series® Global Growth FundSM Investment portfolio June 30, 2013 unaudited

Common stocks 95.13%
		Value
Consumer discretionary 23.57%	Shares	(000)

Amazon.com, Inc.[1]	600,500	$ 166,753
priceline.com Inc.[1]	104,000	86,022
Home Depot, Inc.	1,050,000	81,343
Toyota Motor Corp.	1,250,000	75,494
Naspers Ltd., Class N	987,500	72,926
Honda Motor Co., Ltd.	1,753,800	65,162
Liberty Global PLC, Class A1	472,041	34,969
Liberty Global PLC, Class C1	352,476	23,930
Swatch Group Ltd, non-registered shares	82,550	45,184
Swatch Group Ltd	137,000	12,909
Burberry Group PLC	2,635,000	54,144
Las Vegas Sands Corp.	993,601	52,591
Industria de Diseño Textil, SA	377,700	46,626
HUGO BOSS AG	335,500	36,945
NIKE, Inc., Class B	568,000	36,170
DIRECTV[1]	550,000	33,891
Walt Disney Co.	533,705	33,703
Navitas Ltd.	5,950,000	31,398
Hyundai Mobis Co., Ltd.	130,500	31,195
Mr Price Group Ltd.	2,232,100	30,416
TOD’S SpA	194,000	27,424
adidas AG	226,600	24,522
Arcos Dorados Holdings Inc., Class A	2,055,000	24,002
Comcast Corp., Class A	335,000	14,030
Nokian Renkaat Oyj	486,000	19,807
William Hill PLC	2,910,000	19,514
Johnson Controls, Inc.	520,000	18,611
Kia Motors Corp.	281,000	15,280
Dongfeng Motor Group Co., Ltd., Class H	11,428,000	15,265
Nikon Corp.	650,000	15,165
ASOS PLC[1]	231,779	14,260
Time Warner Inc.	246,000	14,224
Suzuki Motor Corp.	600,000	13,835
Publicis Groupe SA	192,961	13,739
CBS Corp., Class B	275,500	13,464
Multi Screen Media Private Ltd.[1,2,3]	16,148	1,335
		1,316,248
Health care 15.71%

Novo Nordisk A/S, Class B	1,094,200	170,524
Gilead Sciences, Inc.[1]	2,023,200	103,608
UnitedHealth Group Inc.	1,040,000	68,099
Vertex Pharmaceuticals Inc.[1]	800,000	63,896
Common stocks
		Value
Health care (continued)	Shares	(000)

Merck & Co., Inc.	1,134,000	$ 52,674
Bristol-Myers Squibb Co.	1,031,300	46,089
Novartis AG	580,000	41,203
Regeneron Pharmaceuticals, Inc.[1]	172,200	38,724
Bayer AG	349,300	37,251
Hologic, Inc.[1]	1,508,000	29,105
Sonic Healthcare Ltd.	2,036,407	27,582
Grifols, SA, Class B (ADR)	960,250	27,348
Celgene Corp.[1]	200,200	23,405
UCB SA	419,674	22,607
Roche Holding AG	90,000	22,392
AstraZeneca PLC	450,000	21,320
Express Scripts Holding Co.[1]	325,000	20,049
Baxter International Inc.	240,000	16,625
Intuitive Surgical, Inc.[1]	31,000	15,704
DaVita HealthCare Partners Inc.[1]	122,000	14,738
Edwards Lifesciences Corp.[1]	210,000	14,112
		877,055
Financials 13.10%

Moody’s Corp.	2,473,900	150,735
AIA Group Ltd.	14,167,700	60,006
HSBC Holdings PLC	5,120,228	53,112
Prudential PLC	2,772,434	45,330
JPMorgan Chase & Co.	805,000	42,496
AXA SA	1,836,463	36,084
Agricultural Bank of China, Class H	85,023,000	35,079
Housing Development Finance Corp. Ltd.	2,355,000	34,837
BNP Paribas SA	500,000	27,318
ORIX Corp.	1,890,000	25,821
Industrial and Commercial Bank of China Ltd., Class H	40,000,000	25,219
Goldman Sachs Group, Inc.	165,000	24,956
ICICI Bank Ltd.	1,325,000	23,875
China Life Insurance Co. Ltd., Class H	8,600,000	20,402
AEON Financial Service Co., Ltd.	690,000	19,542
East West Bancorp, Inc.	700,000	19,250
CME Group Inc., Class A	251,700	19,124
ACE Ltd.	177,000	15,838
Sumitomo Mitsui Financial Group, Inc.	247,000	11,331
Tokio Marine Holdings, Inc.	345,000	10,940
Bank of Nova Scotia	170,190	9,098
BDO Unibank, Inc.	3,981,333	7,833
Grupo Financiero Santander México, SAB de CV, Class B (ADR)[1]	500,000	7,105
Allianz SE	43,500	6,356
		731,687
Information technology 12.83%

ASML Holding NV (New York registered)	647,176	51,192
ASML Holding NV	624,897	49,308
Taiwan Semiconductor Manufacturing Co. Ltd.	23,380,000	86,590
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	750,000	13,740
Google Inc., Class A1	100,700	88,653
Nintendo Co., Ltd.	535,000	63,113
TE Connectivity Ltd.	1,016,250	46,280
Common stocks
		Value
Information technology (continued)	Shares	(000)

ASM Pacific Technology Ltd.	3,800,000	$ 41,865
Baidu, Inc., Class A (ADR)[1]	413,000	39,041
TDK Corp.	1,034,000	35,707
Visa Inc., Class A	158,000	28,874
OpenTable, Inc.[1]	405,000	25,900
ARM Holdings PLC	1,750,000	21,160
MercadoLibre, Inc.	180,000	19,397
ASM International NV	562,000	18,968
Amphenol Corp., Class A	200,000	15,588
KLA-Tencor Corp.	235,000	13,097
Infineon Technologies AG	1,425,000	11,927
Avago Technologies Ltd.	310,000	11,588
VeriSign, Inc.[1]	240,000	10,718
salesforce.com, inc.[1]	280,000	10,690
Rackspace Hosting, Inc.[1]	200,000	7,578
Texas Instruments Inc.	155,000	5,405
		716,379
Industrials 7.81%

United Technologies Corp.	775,000	72,029
Rolls-Royce Holdings PLC[1]	2,805,000	48,379
Vallourec SA	860,000	43,517
Geberit AG	150,000	37,208
KONE Oyj, Class B	440,000	34,965
Intertek Group PLC	755,000	33,565
European Aeronautic Defence and Space Co. EADS NV	451,000	24,107
IDEX Corp.	436,700	23,499
Ryanair Holdings PLC (ADR)[1]	382,500	19,710
Qantas Airways Ltd.[1]	14,000,000	17,285
Masco Corp.	800,000	15,592
Marubeni Corp.	2,000,000	13,370
Boeing Co.	115,000	11,781
Eaton Corp. PLC	150,000	9,872
Komatsu Ltd.	425,700	9,842
Schneider Electric SA	130,000	9,430
Union Pacific Corp.	47,000	7,251
Kubota Corp.	340,000	4,964
		436,366
Consumer staples 7.63%

Anheuser-Busch InBev NV	618,825	55,088
Shoprite Holdings Ltd.	2,922,500	54,843
Nestlé SA	820,000	53,781
Associated British Foods PLC	1,590,000	41,958
Unilever NV, depository receipts	930,000	36,625
Colgate-Palmolive Co.	632,000	36,207
ITC Ltd.	4,629,975	25,271
SABMiller PLC	500,000	23,974
PepsiCo, Inc.	265,000	21,674
Kimberly-Clark Corp.	185,400	18,010
Imperial Tobacco Group PLC	466,000	16,160
Wal-Mart de México, SAB de CV, Series V (ADR)	560,000	15,680
Alimentation Couche-Tard Inc., Class B	160,000	9,493
Common stocks
		Value
Consumer staples (continued)	Shares	(000)

Pernod Ricard SA	78,739	$ 8,731
Coca-Cola Co.	115,000	4,612
Avon Products, Inc.	195,800	4,118
		426,225
Materials 4.83%

Steel Dynamics, Inc.	3,112,332	46,405
First Quantum Minerals Ltd.	2,300,000	34,116
Dow Chemical Co.	865,000	27,827
Sigma-Aldrich Corp.	345,000	27,724
Rio Tinto PLC	660,000	26,933
Northam Platinum Ltd.[1]	8,022,449	25,970
Linde AG	138,000	25,750
Glencore Xstrata PLC	4,000,000	16,557
FMC Corp.	252,000	15,387
Akzo Nobel NV	270,600	15,257
Chr. Hansen Holding A/S	220,000	7,533
		269,459
Energy 3.93%

Oil Search Ltd.	6,973,952	49,302
Canadian Natural Resources, Ltd.	961,400	27,104
INPEX CORP.	5,000	20,871
Royal Dutch Shell PLC, Class B	574,666	19,019
Royal Dutch Shell PLC, Class B (ADR)	10,050	666
Enbridge Inc.	392,000	16,478
Tourmaline Oil Corp.[1]	400,000	16,024
EOG Resources, Inc.	110,000	14,485
Ophir Energy PLC[1]	2,624,720	14,252
Peyto Exploration & Development Corp.	400,000	11,562
Transocean Ltd.	225,000	10,789
Schlumberger Ltd.	150,000	10,749
Petróleo Brasileiro SA — Petrobras, preferred nominative (ADR)	380,000	5,571
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	200,000	2,684
		219,556
Telecommunication services 3.06%

SOFTBANK CORP.	2,022,300	118,059
TalkTalk Telecom Group PLC	5,625,000	19,198
Vodafone Group PLC	6,000,000	17,143
MTN Group Ltd.	675,000	12,564
NII Holdings, Inc., Class B1	600,000	4,002
		170,966
Utilities 0.83%

ENN Energy Holdings Ltd.	3,560,000	18,980
GDF SUEZ	750,000	14,687
CLP Holdings Ltd.	1,600,000	12,945
		46,612
Miscellaneous 1.83%

Other common stocks in initial period of acquisition		101,940
Total common stocks (cost: $4,035,330,000)		5,312,493
Bonds, notes & other debt instruments 0.60%
	Principal amount	Value
U.S. Treasury bonds & notes 0.60%	(000)	(000)

U.S. Treasury 0.25% 2015	$ 7,175	$ 7,163
U.S. Treasury 4.00% 2015[4]	24,925	26,421
Total bonds, notes & other debt instruments (cost: $33,611,000)		33,584
Short-term securities 4.25%

Nordea Bank Finland PLC 0.17%–0.19% due 9/6–9/24/2013[5]	48,900	$48,876
National Australia Funding (Delaware) Inc. 0.145% due 8/19/2013[5]	33,300	33,294
Freddie Mac 0.10% due 12/18/2013–2/20/2014	32,700	32,676
Québec (Province of) 0.15% due 8/29/2013[5]	25,000	24,991
Fannie Mae 0.12% due 2/24/2014	18,700	18,680
Province of Ontario 0.09% due 7/29/2013	17,600	17,599
International Bank for Reconstruction and Development 0.10% due 11/1–11/4/2013	16,400	16,394
Commonwealth Bank of Australia 0.09% due 7/22/2013[5]	13,100	13,099
Toronto-Dominion Holdings USA Inc. 0.115% due 8/9/2013[5]	10,000	9,998
ExxonMobil Corp. 0.07% due 7/1/2013	9,000	9,000
Procter & Gamble Co. 0.10% due 8/7/2013[5]	6,500	6,500
Coca-Cola Co. 0.14% due 7/17/2013[5]	2,100	2,100
Private Export Funding Corp. 0.12% due 8/13/2013[5]	2,100	2,100
Abbott Laboratories 0.12% due 8/5/2013[5]	1,800	1,800
Total short-term securities (cost: $237,123,000)		237,107
Total investment securities (cost: $4,306,064,000)		5,583,184
Other assets less liabilities		1,077
Net assets		$5,584,261

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,335,000, which represented .02% of the net assets of the fund.
[3]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. This security (acquired from 9/6/2000 to 4/18/2002 at a cost of $6,377,000) may be subject to legal or contractual restrictions on resale.
[4]	A portion of this security was pledged as collateral for net losses on unsettled forward currency contracts. The total value of pledged collateral was $334,000, which represented less than .01% of the net assets of the fund.
[5]	Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $142,758,000, which represented 2.56% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

Global Small Capitalization FundSM

Investment portfolio

June 30, 2013

unaudited

Common stocks 92.85%
		Value
Consumer discretionary 21.13%	Shares	(000)

Netflix, Inc.[1]	419,300	$88,510
Lions Gate Entertainment Corp.[1]	3,121,000	85,734
Melco Crown Entertainment Ltd. (ADR)[1]	2,620,000	58,583
Tesla Motors, Inc.[1]	482,700	51,857
Penske Automotive Group, Inc.	1,205,000	36,801
Paddy Power PLC	372,500	31,962
Minth Group Ltd.	16,792,000	26,110
Wendy’s Co.	4,095,000	23,874
Domino’s Pizza, Inc.	410,000	23,842
zooplus AG, non-registered shares[1,2]	357,716	19,654
Hankook Tire Co., Ltd.	418,940	19,369
Bloomin’ Brands, Inc.[1]	699,100	17,394
Entertainment One Ltd.[1]	5,685,300	16,732
SeaWorld Entertainment, Inc.	468,300	16,437
Hyundai Home Shopping Co., Ltd.	116,022	15,594
CTC Media, Inc.	1,285,372	14,293
Group 1 Automotive, Inc.	200,000	12,866
Home Inns & Hotels Management Inc. (ADR)[1]	475,250	12,694
John Wiley & Sons, Inc., Class A	304,500	12,207
Chow Sang Sang Holdings International Ltd.	5,838,300	11,848
Brinker International, Inc.	295,000	11,632
Melco International Development Ltd.	5,916,000	11,182
REXLot Holdings Ltd.	162,500,000	10,685
Five Below, Inc.[1]	271,200	9,969
Rightmove PLC	293,665	9,308
Cheil Worldwide Inc.[1]	413,500	8,907
Bloomberry Resorts Corp.[1]	41,117,700	8,566
Parkson Retail Asia Ltd.	6,212,000	8,086
Toll Brothers, Inc.[1]	225,000	7,342
Inchcape PLC	959,300	7,310
Mando Corp.	76,100	6,830
Mood Media Corp.[1]	2,694,000	2,741
Mood Media Corp.[1,3]	2,125,000	2,162
Mood Media Corp. (CDI) (GBP denominated)[1,3]	1,335,000	1,358
China Lodging Group, Ltd. (ADR)[1]	379,000	6,064
Daily Mail and General Trust PLC, Class A, nonvoting	485,000	5,676
Mothercare PLC[1]	750,000	4,917
Ekornes ASA	293,100	4,680
Intercontinental Hotels Group PLC	161,991	4,455
TravelCenters of America LLC[1]	400,000	4,376
Eros International PLC[1]	1,370,000	4,219
Delticom AG	83,000	4,190
CJ Home Shopping Co., Ltd.	13,700	4,139
Common stocks
		Value
Consumer discretionary (continued)	Shares	(000)

Zhongsheng Group Holdings Ltd.	3,667,500	$ 4,057
American Axle & Manufacturing Holdings, Inc.[1]	202,000	3,763
POLYTEC Holding AG, non-registered shares	364,350	2,854
PT Global Mediacom Tbk	11,822,500	2,561
HT Media Ltd.	1,417,000	2,325
Golden Eagle Retail Group Ltd.	1,652,000	2,207
Talwalkars Better Value Fitness Ltd.	650,000	1,419
Stella International Holdings Ltd.	415,500	1,146
China Zenix Auto International Ltd. (ADR)[1]	428,500	1,114
Phorm Corp. Ltd.[1,3]	5,260,000	340
Phorm Corp. Ltd.[1]	5,000,000	323
Café de Coral Holdings Ltd.	52,000	156
Five Star Travel Corp.[1,3,4]	219,739	69
Ten Alps PLC[1]	2,600,000	59
CEC Unet PLC[1,4]	14,911,148	—
		767,548
Industrials 13.61%

International Container Terminal Services, Inc.	34,610,000	69,701
Intertek Group PLC	1,065,000	47,347
Polypore International, Inc.[1]	928,000	37,398
Moog Inc., Class A1	547,100	28,192
ITT Corp.	799,300	23,507
AirAsia Bhd.	22,400,000	22,616
Cebu Air, Inc.	11,450,000	17,652
PT AKR Corporindo Tbk	32,680,000	17,451
JVM Co., Ltd.[1,2]	411,500	16,791
PARK24 Co., Ltd.	782,000	14,184
Blount International, Inc.[1]	1,125,000	13,298
Alliance Global Group, Inc.[1]	23,370,000	12,659
Herman Miller, Inc.	460,000	12,452
Frigoglass SAIC[1]	1,626,030	10,688
KEYW Holding Corp.[1]	750,000	9,938
Nok Airlines PCL[1]	11,300,000	9,837
BTS Rail Mass Transit Growth Infrastructure Fund[1]	27,212,300	9,475
Northgate PLC	1,838,270	9,450
Carborundum Universal Ltd.	5,090,000	9,332
Waste Connections, Inc.	194,600	8,006
BELIMO Holding AG	3,450	7,696
Clean Harbors, Inc.[1]	149,000	7,529
NORMA Group AG, non-registered shares	204,500	7,411
Goodpack Ltd.	5,550,000	6,875
Globaltrans Investment PLC (GDR)[3]	270,600	3,718
Globaltrans Investment PLC (GDR)	194,400	2,671
Harsco Corp.	250,500	5,809
Uponor Oyj	303,000	4,536
Geberit AG	16,500	4,093
National Express Group PLC	1,181,900	4,036
Go-Ahead Group PLC	165,000	3,719
Houston Wire & Cable Co.	267,600	3,704
J. Kumar Infraprojects Ltd.	1,300,000	3,542
Amara Raja Batteries Ltd.	810,712	3,503
ITE Group PLC	760,000	3,447
Pfeiffer Vacuum Technology AG, non-registered shares	32,000	3,316
Common stocks
		Value
Industrials (continued)	Shares	(000)

Hyster-Yale Materials Handling, Inc., Class A	51,500	$ 3,234
Gujarat Pipavav Port Ltd.[1]	4,050,000	3,203
China Machinery Engineering Corp., Class H	5,513,000	2,993
Boer Power Holdings Ltd.	4,266,000	2,750
Hays PLC	1,455,768	1,969
Johnson Electric Holdings Ltd.	3,040,000	1,881
TD Power Systems Ltd.	343,200	1,332
Mills Estruturas e Serviços de Engenharia SA, ordinary nominative	88,400	1,197
Pursuit Dynamics PLC[1]	3,602,637	95
Securitas AB, Class B	5,390	47
		494,280
Health care 12.11%

Synageva BioPharma Corp.[1]	1,205,100	50,614
BioMarin Pharmaceutical Inc.[1]	769,800	42,947
athenahealth, Inc.[1]	425,798	36,074
Illumina, Inc.[1]	458,800	34,337
Hikma Pharmaceuticals PLC	1,491,000	21,566
Algeta ASA[1]	455,000	17,318
bluebird bio, Inc.[1]	350,200	8,744
bluebird bio, Inc.[1,4,5]	375,700	7,974
JSC Pharmstandard (GDR)[1]	706,865	14,752
Orexigen Therapeutics, Inc.[1]	2,040,000	11,934
Novadaq Technologies Inc.[1]	843,400	11,352
Medidata Solutions, Inc.[1]	144,934	11,225
VCA Antech, Inc.[1]	420,000	10,958
Orthofix International NV1	401,600	10,803
Myriad Genetics, Inc.[1]	400,500	10,761
GN Store Nord AS	563,000	10,641
Genomma Lab Internacional, SAB de CV, Series B1	5,400,000	10,615
Mauna Kea Technologies SA1,2	881,400	10,612
Fleury SA, ordinary nominative	1,238,000	10,098
Hill-Rom Holdings, Inc.	288,100	9,703
MD Medical Group Investments PLC (GDR)[3]	470,900	6,828
MD Medical Group Investments PLC (GDR)	124,100	1,799
NuVasive, Inc.[1]	304,800	7,556
Endo Health Solutions Inc.[1]	201,600	7,417
ArthroCare Corp.[1]	211,499	7,303
Lijun International Pharmaceutical (Holding) Co., Ltd.	21,150,000	6,681
Exelixis, Inc.[1]	1,400,000	6,356
Fisher & Paykel Healthcare Corp. Ltd.	2,115,000	5,655
Teleflex Inc.	60,200	4,665
Merck Ltd.	370,857	4,078
Centene Corp.[1]	77,000	4,039
QRxPharma Ltd.[1]	4,129,927	3,966
CONMED Corp.	110,000	3,436
Cadence Pharmaceuticals, Inc.[1]	458,204	3,125
Tsumura & Co.	105,000	3,096
CFR Pharmaceuticals SA	12,870,000	2,906
Hologic, Inc.[1]	140,000	2,702
EOS imaging SA1	380,000	2,503
STENTYS SA1	126,040	1,534
Amplifon SpA	215,054	1,077
Volcano Corp.[1]	10,600	192
		439,942
Common stocks
		Value
Information technology 10.99%	Shares	(000)

AAC Technologies Holdings Inc.	11,687,100	$ 65,999
Semiconductor Manufacturing International Corp.[1]	311,975,000	22,927
Itron, Inc.[1]	458,500	19,454
Wacom Co., Ltd.	1,720,000	18,955
OpenTable, Inc.[1]	292,789	18,724
Anritsu Corp.	1,258,000	14,904
Youku Inc., Class A (ADR)[1]	750,000	14,393
Hittite Microwave Corp.[1]	234,900	13,624
Hamamatsu Photonics KK	331,000	11,964
Cognex Corp.	250,000	11,305
SINA Corp.[1]	200,000	11,146
Kingboard Laminates Holdings Ltd.	25,653,600	10,154
Spectris PLC	340,000	9,877
Immersion Corp.[1]	743,300	9,849
VTech Holdings Ltd.	570,000	8,709
OBIC Co., Ltd.	29,230	7,648
PChome Online Inc.	1,441,702	7,576
Agilysys, Inc.[1]	646,800	7,302
Liquidity Services, Inc.[1]	198,800	6,892
QIWI PLC, Class B (ADR)	295,300	6,851
Demand Media, Inc.[1]	1,137,900	6,827
Semtech Corp.[1]	191,000	6,691
Suprema Inc.[1]	310,000	6,623
Hana Microelectronics PCL	10,203,200	6,382
Monster Worldwide, Inc.[1]	1,186,000	5,823
Power Integrations, Inc.	142,900	5,796
Delta Electronics (Thailand) PCL	4,236,700	5,464
Halma PLC	682,500	5,227
SciQuest, Inc.[1]	200,000	5,010
Kingdee International Software Group Co. Ltd.[1]	26,670,400	4,952
Splunk Inc.[1]	98,700	4,576
PT Multipolar Tbk	77,730,000	4,542
Pandora Media, Inc.[1]	225,000	4,140
ams AG, non-registered shares	56,000	4,138
Atea ASA	405,000	4,084
Persistent Systems Ltd.	455,000	3,842
Tangoe, Inc.[1]	220,000	3,395
M/A-COM Technology Solutions Holdings, Inc.[1]	215,000	3,139
Alten SA, non-registered shares	85,500	2,919
Playtech PLC	285,000	2,610
RealPage, Inc.[1]	118,700	2,177
China High Precision Automation Group Ltd.[4]	19,890,000	1,026
AOL Inc.[1]	20,740	757
Remark Media, Inc.[1]	190,216	563
Remark Media, Inc.[1,3,4]	67,431	143
		399,099
Financials 8.44%

Ocwen Financial Corp.[1]	1,094,000	45,095
Old Republic International Corp.	1,670,000	21,493
SVB Financial Group[1]	257,600	21,463
Kemper Corp.	595,000	20,379
Shriram Transport Finance Co. Ltd.	1,445,000	17,227
Common stocks
		Value
Financials (continued)	Shares	(000)

Starwood Property Trust, Inc.	655,000	$ 16,211
Home Loan Servicing Solutions, Ltd.	621,000	14,885
K. Wah International Holdings Ltd.	29,119,368	13,403
GT Capital Holdings, Inc.	683,000	12,569
Altisource Residential Corp.[1]	696,327	11,622
Siam Future Development PCL, nonvoting depository receipt	27,579,000	5,735
Siam Future Development PCL	12,440,162	2,587
National Financial Partners Corp.[1]	310,000	7,846
Golden Wheel Tiandi Holdings Co. Ltd.	50,254,000	7,775
Tune Ins Holdings Bhd.[1]	13,112,000	7,678
Primerica, Inc.	200,000	7,488
Crédito Real, SAB de CV1	4,193,330	6,935
Altisource Portfolio Solutions SA1	67,000	6,303
Airesis SA1,2	3,294,151	6,103
Assured Guaranty Ltd.	275,000	6,067
ING Vysya Bank Ltd.	504,133	5,143
Altisource Asset Management Corp.[1]	16,398	4,427
Banco Espírito Santo, SA1	5,294,632	4,238
Banco ABC Brasil SA, preferred nominative	616,551	3,733
PT Agung Podomoro Land Tbk[1]	94,858,000	3,680
Mahindra Lifespace Developers Ltd.	518,356	3,662
Leucadia National Corp.	134,460	3,526
Lai Sun Development Co. Ltd.[1]	118,000,000	3,088
Banco Pine SA, preferred nominative	542,192	2,916
Bank of Ireland[1]	14,099,515	2,863
L.P.N. Development PCL	3,593,800	2,793
Supalai PCL	4,030,000	2,300
Punjab & Sind Bank	2,425,000	2,175
Paraná Banco SA, preferred nominative	207,080	1,141
First Southern Bancorp, Inc.[1,4,5]	232,830	1,048
Bao Viet Holdings	462,777	919
		306,516
Energy 6.43%

InterOil Corp.[1]	978,135	67,990
Ophir Energy PLC[1]	6,226,220	33,807
Providence Resources PLC[1]	2,490,250	20,339
Amerisur Resources PLC[1]	27,117,360	16,291
C&J Energy Services, Inc.[1]	707,000	13,695
Ultra Petroleum Corp.[1]	645,000	12,784
Comstock Resources, Inc.	727,000	11,436
Oasis Petroleum Inc.[1]	224,000	8,707
Exillon Energy PLC[1]	3,546,000	6,957
Tethys Petroleum Ltd.[1]	8,112,100	5,862
Tethys Petroleum Ltd. (GBP denominated)[1]	763,450	547
Victoria Oil & Gas PLC[1,2]	278,662,420	5,891
Circle Oil PLC[1]	22,687,000	5,650
Genel Energy PLC[1]	321,600	4,488
International Petroleum Ltd.[1,4]	54,894,353	3,670
HollyFrontier Corp.	68,200	2,918
Canadian Overseas Petroleum Ltd.[1,2,3]	8,000,000	1,369
Canadian Overseas Petroleum Ltd.[1,2]	6,720,000	1,150
Prosafe SE	240,000	2,108
Common stocks
		Value
Energy (continued)	Shares	(000)

African Petroleum Corp. Ltd.[1]	13,550,909	$ 1,859
Borders & Southern Petroleum PLC[1]	7,028,100	1,577
Hunting PLC	140,000	1,559
Lekoil Ltd. (CDI)[1,3]	2,000,000	1,186
Wildhorse Energy Ltd.[1,2]	16,227,016	475
Wildhorse Energy Ltd. (CDI) (GBP denominated)[1,2]	7,225,777	247
BPZ Resources, Inc.[1]	310,542	556
LNG Energy Ltd.[1,3]	16,500,000	235
Chu Kong Petroleum and Natural Gas Steel Pipe Holdings Ltd.	809,000	230
		233,583
Materials 5.22%

PolyOne Corp.	995,168	24,660
Kenmare Resources PLC[1]	54,706,150	20,469
AptarGroup, Inc.	345,500	19,075
Tiangong International Co. Ltd.	67,956,000	16,823
Yingde Gases Group Co. Ltd.	16,410,000	15,149
African Minerals Ltd.[1]	3,987,000	11,491
Ube Industries, Ltd.	5,275,000	9,786
CPMC Holdings Ltd.	12,800,000	9,275
FUCHS PETROLUB AG	123,000	8,351
Time Technoplast Ltd.[2]	11,888,000	8,262
Sirius Minerals PLC[1]	18,934,910	7,776
Arkema SA	75,000	6,885
Cheil Industries Inc.	69,500	5,453
J.K. Cement Ltd.	907,767	3,489
Duluth Metals Ltd.[1]	2,299,700	3,018
Boral Ltd.	760,000	2,926
Sylvania Platinum Ltd. (CDI)[1,2]	15,000,000	2,310
Cape Lambert Resources Ltd.[1]	25,000,000	2,286
United Phosphorus Ltd.	894,046	2,042
Indochine Mining Ltd.[1]	38,874,166	1,742
Valspar Corp.	26,800	1,733
Hummingbird Resources PLC[1,2]	3,475,000	1,308
China Forestry Holdings Co., Ltd.[1,4]	26,858,000	1,212
Huntsman Corp.	68,600	1,136
Mwana Africa PLC[1,3]	45,892,101	1,033
Mwana Africa PLC[1]	192,500	4
Engro Corp. Ltd.[1]	744,180	912
Rusoro Mining Ltd.[1,4]	25,530,432	850
Gold Road Resources Ltd.[1]	3,061,217	120
Ausgold Ltd.[1]	3,015,179	47
Orsu Metals Corp.[1]	588,231	36
		189,659
Consumer staples 5.04%

Puregold Price Club, Inc.	37,418,000	31,441
Green Mountain Coffee Roasters, Inc.[1]	375,000	28,148
Super Group Ltd.	5,732,000	20,124
Wumart Stores, Inc., Class H	8,963,000	16,525
COSMOS Pharmaceutical Corp.	128,000	12,958
Hypermarcas SA, ordinary nominative	1,853,800	12,072
Marfrig Alimentos SA, ordinary nominative[1]	3,183,900	10,702
Common stocks
		Value
Consumer staples (continued)	Shares	(000)

O’Key Group SA (GDR)	776,500	$ 8,774
Kernel Holding SA1	575,041	8,307
Petra Foods Ltd.	2,630,000	7,843
Coca-Cola Icecek AS, Class C	191,100	5,499
Bizim Toptan Satis Magazalari AS, non-registered shares	310,000	5,047
HITEJINRO CO., LTD.	162,854	4,449
Sundrug Co., Ltd.	97,500	4,139
Mandom Corp.	112,400	3,740
Pigeon Corp.	39,500	3,146
		182,914
Utilities 4.22%

ENN Energy Holdings Ltd.	22,039,700	117,501
APR Energy PLC	798,620	12,207
Glow Energy PCL	3,930,000	9,092
Greenko Group PLC[1]	2,280,000	4,231
Ratchaburi Electricity Generating Holding PCL	2,300,000	3,819
Energy World Corp. Ltd.[1]	10,560,000	3,766
Mytrah Energy Ltd.[1]	1,700,000	2,741
		153,357
Telecommunication services 0.66%

tw telecom inc.[1]	250,000	7,035
Total Access Communication PCL	1,602,200	5,941
Telephone and Data Systems, Inc.	192,830	4,753
Leap Wireless International, Inc.[1]	671,293	4,518
Hutchison Telecommunications Hong Kong Holdings Ltd.	3,200,000	1,692
		23,939
Miscellaneous 5.00%

Other common stocks in initial period of acquisition		181,507
Total common stocks (cost: $2,706,172,000)		3,372,344
Preferred securities 0.16%

Financials 0.16%

Zions Bancorporation, Series C, 9.50% noncumulative depositary shares	223,160	5,668
Total preferred securities (cost: $4,898,000)		5,668
Rights & warrants 0.01%

Energy 0.00%

Canadian Overseas Petroleum Ltd., warrants, expire 2013[1,2,3,4]	4,000,000	8
Leni Gas & Oil PLC, warrants, expire 2013[1,3,4]	12,750,000	—
		8
Materials 0.00%

Duluth Exploration Ltd., warrants, expire 2013[1,4]	24,060	—
Rights & warrants
		Value
Miscellaneous 0.01%		(000)

Other rights & warrants in initial period of acquisition		$ 152
Total rights & warrants (cost: $1,348,000)		160
Convertible securities 0.16%

Health care 0.14%	Shares

Ultragenyx Pharmaceutical Inc., Series B, convertible preferred[2,4,5]	1,904,544	5,275
Financials 0.02%

First Southern Bancorp, Inc., Series C, convertible preferred[1,4,5]	398	695
Total convertible securities (cost: $5,275,000)		5,970
Bonds, notes & other debt instruments 0.29%
	Principal amount
U.S. Treasury bonds & notes 0.29%	(000)

U.S. Treasury 0.25% 2014	$ 3,000	3,002
U.S. Treasury 0.25% 2015	1,525	1,522
U.S. Treasury 4.00% 2015	5,800	6,148
Total bonds, notes & other debt instruments (cost: $10,676,000)		10,672
Short-term securities 6.67%

Freddie Mac 0.09%–0.11% due 11/6–11/25/2013	53,900	53,881
Mitsubishi UFJ Trust and Banking Corp. 0.185% due 7/16/2013[3]	24,600	24,598
Gotham Funding Corp. 0.16% due 7/12–7/19/2013[3]	18,000	17,999
Federal Home Loan Bank 0.10% due 12/16/2013	25,000	24,986
National Australia Funding (Delaware) Inc. 0.13% due 8/19/2013[3]	24,500	24,495
International Bank for Reconstruction and Development 0.07% due 8/1/2013	22,700	22,699
Svenska Handelsbanken Inc. 0.14%–0.18% due 8/20–8/26/2013[3]	20,300	20,295
Unilever Capital Corp. 0.08% due 7/22/2013[3]	19,000	18,999
Bank of Nova Scotia 0.145% due 7/15/2013	11,600	11,599
ExxonMobil Corp. 0.07% due 7/1/2013	8,800	8,800
Sumitomo Mitsui Banking Corp. 0.15% due 7/25/2013[3]	7,800	7,799
Commonwealth Bank of Australia 0.09% due 7/22/2013[3]	5,900	5,900
Total short-term securities (cost: $242,051,000)		242,050
Total investment securities (cost: $2,970,420,000)		3,636,864
Other assets less liabilities		(4,931)
Net assets		$3,631,933

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $138,534,000, which represented 3.81% of the net assets of the fund.
[4]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $22,122,000, which represented .61% of the net assets of the fund.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear on the next page.

	Acquisition	Cost	Value	Percent of
	date	(000)	(000)	net assets

bluebird bio, Inc.	7/20/2012	$ 3,551	$ 7,974.22%
Ultragenyx Pharmaceutical Inc., Series B, convertible preferred	12/17/2012	5,274	5,275.14
First Southern Bancorp, Inc.	12/17/2009	3,821	1,048.03
First Southern Bancorp, Inc., Series C, convertible preferred	12/17/2009	—	695.02
Total restricted securities		$12,646	$14,992.41%

Key to abbreviations

ADR = American Depositary Receipts

CDI = CREST Depository Interest

GDR = Global Depositary Receipts

GBP = British pounds

Growth FundSM

Investment portfolio

June 30, 2013

unaudited

Common stocks 93.79%
		Value
Consumer discretionary 18.70%	Shares	(000)

Amazon.com, Inc.[1]	2,786,800	$ 773,866
Home Depot, Inc.	8,925,000	691,420
Wynn Macau, Ltd.	93,403,600	252,896
Johnson Controls, Inc.	5,599,100	200,392
NIKE, Inc., Class B	2,690,000	171,299
Tiffany & Co.	2,135,000	155,513
Las Vegas Sands Corp.	2,719,900	143,964
Time Warner Inc.	2,333,333	134,913
Comcast Corp., Class A	3,180,000	133,178
Starbucks Corp.	2,000,000	130,980
CarMax, Inc.[1]	2,500,000	115,400
Marriott International, Inc., Class A	2,395,123	96,691
Liberty Media Corp., Class A1	753,361	95,496
Lowe’s Companies, Inc.	2,246,000	91,861
Wynn Resorts, Ltd.	688,200	88,090
Hyatt Hotels Corp., Class A1	2,170,000	87,581
DIRECTV[1]	1,100,000	67,782
21st Century Fox, Class A1,2	2,336,700	67,741
L’Occitane International SA	23,700,000	63,864
Sturm, Ruger & Co., Inc.[3]	1,245,000	59,810
Tesla Motors, Inc.[1]	488,000	52,426
Expedia, Inc.	830,000	49,925
Walt Disney Co.	750,000	47,363
Nikon Corp.	2,000,000	46,663
Toyota Motor Corp.	765,000	46,202
Industria de Diseño Textil, SA	363,000	44,812
CBS Corp., Class B	695,000	33,965
Luxottica Group SpA	564,000	28,514
lululemon athletica inc.[1]	400,000	26,208
Swatch Group Ltd, non-registered shares	47,000	25,725
Time Warner Cable Inc.	215,000	24,183
Ford Motor Co.	1,400,000	21,658
Burberry Group PLC	675,000	13,870
		4,084,251
Financials 18.45%

Wells Fargo & Co.	15,478,396	638,793
Berkshire Hathaway Inc., Class A1	2,200	370,920
Goldman Sachs Group, Inc.	2,184,400	330,391
American Express Co.	4,000,000	299,040
Bank of America Corp.	20,000,000	257,200
Citigroup Inc.	4,444,000	213,179
JPMorgan Chase & Co.	3,553,920	187,611
Common stocks
		Value
Financials (continued)	Shares	(000)

Onex Corp.	3,745,500	$ 169,949
XL Group PLC	4,500,000	136,440
American International Group, Inc.[1]	2,833,300	126,649
Legal & General Group PLC	46,658,246	121,634
ACE Ltd.	1,278,000	114,355
Agricultural Bank of China, Class H	261,494,000	107,888
Arch Capital Group Ltd.[1]	1,800,000	92,538
Aon PLC, Class A	1,430,000	92,021
YES BANK Ltd.	9,515,000	73,830
Morgan Stanley	3,000,000	73,290
American Tower Corp.	985,000	72,072
Capital One Financial Corp.	1,130,000	70,975
Leucadia National Corp.	2,589,740	67,903
CME Group Inc., Class A	771,300	58,603
Charles Schwab Corp.	2,400,000	50,952
ICICI Bank Ltd. (ADR)	1,130,000	43,223
Grupo Financiero Santander México, SAB de CV, Class B (ADR)[1]	2,360,000	33,536
AMP Ltd.	8,486,711	32,986
Sterling Financial Corp.	1,221,592	29,049
HDFC Bank Ltd. (ADR)	790,000	28,630
Bond Street Holdings LLC, Class A1,4,5	1,625,000	27,771
W. R. Berkley Corp.	655,000	26,763
First Republic Bank	690,000	26,551
MB Financial, Inc.	826,500	22,150
Legg Mason Partners Equity Fund	565,000	17,521
Toronto-Dominion Bank	195,000	15,662
		4,030,075
Health care 14.22%

Intuitive Surgical, Inc.[1]	1,082,300	548,272
Gilead Sciences, Inc.[1]	8,049,500	412,215
Vertex Pharmaceuticals Inc.[1]	3,705,000	295,918
Regeneron Pharmaceuticals, Inc.[1]	1,266,400	284,788
Grifols, SA, Class A, non-registered shares	5,555,000	203,905
Grifols, SA, Class B, non-registered shares	1,215,850	34,358
UnitedHealth Group Inc.	3,510,000	229,835
Edwards Lifesciences Corp.[1]	3,040,400	204,315
Incyte Corp.[1,3]	7,755,000	170,610
Express Scripts Holding Co.[1]	2,172,500	134,022
Baxter International Inc.	1,282,100	88,811
Pharmacyclics, Inc.[1]	1,095,000	87,020
Humana Inc.	947,000	79,908
Allergan, Inc.	895,000	75,395
Hologic, Inc.[1]	3,550,000	68,515
Arena Pharmaceuticals, Inc.[1]	5,000,000	38,500
Celgene Corp.[1]	295,000	34,488
Bristol-Myers Squibb Co.	675,000	30,166
Merck & Co., Inc.	485,000	22,528
Roche Holding AG	84,900	21,123
InnovaCare Inc.[1,4,6]	2,843,000	16,347
BioMarin Pharmaceutical Inc.[1]	246,325	13,742
Biogen Idec Inc.[1]	52,500	11,298
		3,106,079
Common stocks
		Value
Information technology 12.79%	Shares	(000)

Google Inc., Class A1	753,500	$ 663,359
ASML Holding NV (New York registered)	3,371,016	266,647
ASML Holding NV	2,190,184	172,819
Taiwan Semiconductor Manufacturing Co. Ltd.	67,583,000	250,299
salesforce.com, inc.[1]	6,055,000	231,180
Apple Inc.	400,000	158,432
Concur Technologies, Inc.[1]	1,700,000	138,346
Microsoft Corp.	3,955,000	136,566
LinkedIn Corp., Class A1	635,000	113,221
Rackspace Hosting, Inc.[1]	2,390,000	90,557
International Business Machines Corp.	450,000	85,999
Dolby Laboratories, Inc., Class A	2,166,221	72,460
Facebook, Inc., Class A1	2,844,500	70,714
Avago Technologies Ltd.	1,810,000	67,658
Broadcom Corp., Class A	1,585,000	53,510
eBay Inc.[1]	1,004,000	51,927
Amphenol Corp., Class A	570,000	44,426
ARM Holdings PLC	3,269,574	39,534
Texas Instruments Inc.	1,010,000	35,219
TE Connectivity Ltd.	470,000	21,404
Autodesk, Inc.[1]	580,000	19,685
Mail.Ru Group Ltd. (GDR)[6]	266,416	7,635
Mail.Ru Group Ltd. (GDR)	86,584	2,481
		2,794,078
Energy 10.68%

Suncor Energy Inc.	8,652,093	255,030
Concho Resources Inc.[1]	2,615,000	218,928
Core Laboratories NV	1,275,000	193,367
Noble Energy, Inc.	3,107,200	186,556
Cobalt International Energy, Inc.[1]	6,490,000	172,439
Pacific Rubiales Energy Corp.	9,813,900	172,352
FMC Technologies, Inc.[1]	3,000,000	167,040
Pioneer Natural Resources Co.	975,000	141,131
Peyto Exploration & Development Corp.	4,370,000	126,317
Murphy Oil Corp.	1,456,000	88,656
Denbury Resources Inc.[1]	4,755,800	82,370
Oil States International, Inc.[1]	870,000	80,597
Cabot Oil & Gas Corp.	1,096,900	77,902
Royal Dutch Shell PLC, Class B (ADR)	1,000,000	66,270
Enbridge Inc.	1,080,000	45,400
Ophir Energy PLC[1]	7,518,000	40,821
EOG Resources, Inc.	303,700	39,991
Paramount Resources Ltd.[1]	1,170,000	39,660
Laricina Energy Ltd.[1,4,5]	1,403,000	37,353
Oceaneering International, Inc.	405,000	29,241
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	1,600,000	21,472
MEG Energy Corp.[1]	720,000	19,737
Cimarex Energy Co.	234,015	15,209
Canadian Natural Resources, Ltd.	530,000	14,942
		2,332,781
Common stocks
		Value
Industrials 8.46%	Shares	(000)

Union Pacific Corp.	2,150,000	$ 331,702
Boeing Co.	3,050,000	312,442
Rockwell Collins, Inc.	2,636,900	167,206
Oshkosh Corp.[1]	3,090,000	117,327
European Aeronautic Defence and Space Co. EADS NV	1,750,000	93,541
MTU Aero Engines AG	917,696	88,514
Meggitt PLC	11,157,789	87,822
United Continental Holdings, Inc.[1]	2,805,700	87,790
Fastenal Co.	1,850,000	84,823
W.W. Grainger, Inc.	250,000	63,045
Cummins Inc.	575,000	62,365
General Electric Co.	2,500,000	57,975
Grafton Group PLC, units	7,866,000	54,972
Precision Castparts Corp.	220,000	49,722
Caterpillar Inc.	550,000	45,370
Iron Mountain Inc.	1,622,308	43,170
Spirit AeroSystems Holdings, Inc., Class A1	2,003,600	43,037
General Dynamics Corp.	510,000	39,948
Graco Inc.	275,000	17,383
		1,848,154
Consumer staples 4.88%

Costco Wholesale Corp.	2,645,000	292,458
PepsiCo, Inc.	2,465,000	201,612
Philip Morris International Inc.	1,780,000	154,184
Kerry Group PLC, Class A	2,000,000	110,380
Herbalife Ltd.	2,000,000	90,280
Estée Lauder Companies Inc., Class A	1,370,000	90,105
Glanbia PLC	3,314,077	44,647
Raia Drogasil SA, ordinary nominative	4,000,000	38,811
CVS/Caremark Corp.	478,000	27,332
Avon Products, Inc.	800,000	16,824
		1,066,633
Materials 3.69%

FMC Corp.	2,500,000	152,650
Potash Corp. of Saskatchewan Inc.	4,000,000	152,520
James Hardie Industries PLC (CDI)	11,969,998	102,794
Dow Chemical Co.	2,786,311	89,636
Smurfit Kappa PLC, Class A	5,000,000	83,501
Schweitzer-Mauduit International, Inc.	1,316,000	65,642
Sigma-Aldrich Corp.	705,000	56,654
Rio Tinto PLC	1,220,000	49,785
Praxair, Inc.	195,000	22,456
HudBay Minerals Inc.	3,000,000	19,853
Cliffs Natural Resources Inc.	660,000	10,725
		806,216
Telecommunication services 1.24%

CenturyLink, Inc.	4,160,000	147,056
Crown Castle International Corp.[1]	1,715,000	124,149
		271,205
Common stocks
		Value
Utilities 0.11%	Shares	(000)

Exelon Corp.	675,000	$ 20,844
KGen Power Corp.[3,4,5]	3,166,128	3,166
		24,010
Miscellaneous 0.57%

Other common stocks in initial period of acquisition		123,982
Total common stocks (cost: $12,684,180,000)		20,487,464
Rights & warrants 0.10%

Energy 0.10%

Kinder Morgan, Inc., warrants, expire 2017[1]	4,088,400	20,933
Total rights & warrants (cost: $17,736,000)		20,933
	Principal amount	Value
Short-term securities 6.37%	(000)	(000)

Fannie Mae 0.10%–0.16% due 7/1/2013–5/5/2014	$362,009	361,846
Freddie Mac 0.10%–0.16% due 10/22/2013–6/10/2014	315,800	315,558
Federal Home Loan Bank 0.08%–0.21% due 7/17–11/13/2013	208,600	208,559
Coca-Cola Co. due 0.11%–0.18% due 8/5–12/5/2013[6]	135,400	135,376
Jupiter Securitization Co., LLC 0.18%–0.23% due 7/29–10/3/2013[6]	76,300	76,274
Wal-Mart Stores, Inc. 0.09%–0.10% due 7/23–8/12/2013[6]	49,100	49,095
Procter & Gamble Co. 0.10% due 9/3/2013[6]	49,000	48,994
Abbott Laboratories 0.11%–0.13% due 7/9–8/5/2013[6]	45,700	45,698
National Rural Utilities Cooperative Finance Corp. 0.10% due 7/29–8/1/2013	39,000	38,996
Regents of the University of California 0.15% due 9/17/2013	30,196	30,187
Paccar Financial Corp. 0.08% due 7/19/2013	29,500	29,499
ExxonMobil Corp. 0.08% due 7/16/2013	27,000	26,999
Private Export Funding Corp. 0.22% due 1/6/2014[6]	10,100	10,086
John Deere Credit Ltd. 0.09% due 7/11/2013[6]	8,100	8,100
Merck & Co. Inc. 0.06% due 7/15/2013[6]	5,700	5,700
Total short-term securities (cost: $1,390,939,000)		1,390,967
Total investment securities (cost: $14,092,855,000)		21,899,364
Other assets less liabilities		(56,230)
Net assets		$21,843,134

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

[1]	Security did not produce income during the last 12 months.
[2]	Security has been authorized but has not yet been issued.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, was $84,637,000, which represented .39% of the net assets of the fund.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear on the next page.

	Acquisition	Cost	Value	Percent of
	date	(000)	(000)	net assets

Laricina Energy Ltd.	6/21/2011	$ 61,323	$ 37,353.17%
Bond Street Holdings LLC, Class A	8/6/2010	34,125	27,771.13
KGen Power Corp.	12/19/2006	1,266	3,166.01
Total restricted securities		$96,714	$68,290.31

[6]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $403,305,000, which represented 1.85% of the net assets of the fund.

Key to abbreviations

ADR = American Depositary Receipts

CDI = CREST Depository Interest

GDR = Global Depositary Receipts

International FundSM

Investment portfolio

June 30, 2013

unaudited

Common stocks 96.12%
		Value
Financials 15.61%	Shares	(000)

AIA Group Ltd.	41,324,700	$ 175,027
Barclays PLC	26,465,900	112,085
Sberbank of Russia (ADR)	8,194,000	93,330
Sberbank of Russia (GDR)[1]	1,604,711	18,278
Prudential PLC	6,570,265	107,425
Housing Development Finance Corp. Ltd.	5,292,000	78,282
Credit Suisse Group AG	2,879,625	76,369
BNP Paribas SA	1,315,001	71,847
Siam Commercial Bank PCL	8,515,000	47,222
Henderson Land Development Co. Ltd.	7,851,690	46,871
Sun Hung Kai Properties Ltd.	3,583,339	46,247
UniCredit SpA	9,270,336	43,416
Resona Holdings, Inc.	6,980,000	33,992
UBS AG	1,947,941	33,162
HDFC Bank Ltd.	2,597,000	29,259
China Overseas Land & Investment Ltd.	10,360,000	27,182
HSBC Holdings PLC	2,500,000	26,189
China Pacific Insurance (Group) Co., Ltd., Class H	6,959,800	22,209
Deutsche Bank AG	530,295	22,195
ICICI Bank Ltd.	1,162,090	20,939
Cheung Kong (Holdings) Ltd.	1,450,000	19,667
Itaú Unibanco Holding SA, preferred nominative (ADR)	1,519,863	19,637
Assicurazioni Generali SpA	1,100,000	19,215
Agricultural Bank of China, Class H	44,527,000	18,371
Link Real Estate Investment Trust	2,942,614	14,474
AXA SA	683,312	13,426
Société Générale	382,375	13,140
Industrial and Commercial Bank of China Ltd., Class H	19,969,950	12,591
Samsung Card Co., Ltd.	364,380	12,411
Sampo Oyj, Class A	298,500	11,633
Investor AB, Class B	407,632	10,960
Mizuho Financial Group, Inc.	5,200,000	10,801
China Construction Bank Corp., Class H	10,082,050	7,136
Kotak Mahindra Bank Ltd.	548,916	6,671
Bank of China Ltd., Class H	6,992,000	2,876
Chongqing Rural Commercial Bank Co., Ltd., Class H	2,382,000	1,010
		1,325,545
Health care 15.03%

Novartis AG	5,577,613	396,229
Bayer AG	2,372,823	253,048
Teva Pharmaceutical Industries Ltd. (ADR)	3,603,000	141,237
Novo Nordisk A/S, Class B	847,726	132,113
Common stocks
		Value
Health care (continued)	Shares	(000)

Merck KGaA	477,931	$ 72,817
Fresenius SE & Co. KGaA	585,602	72,192
JSC Pharmstandard (GDR)[2]	2,001,800	41,777
JSC Pharmstandard (GDR)[1,2]	307,300	6,413
William Demant Holding A/S2	577,709	47,779
Fresenius Medical Care AG & Co. KGaA	537,000	38,116
UCB SA	500,000	26,934
Sinopharm Group Co. Ltd., Class H	8,103,600	20,353
Richter Gedeon Nyrt	105,500	15,807
Mindray Medical International Ltd., Class A (ADR)	295,000	11,048
		1,275,863
Consumer discretionary 14.86%

Rakuten, Inc.	8,724,000	103,179
Sands China Ltd.	21,522,000	101,421
Hyundai Motor Co.	451,700	89,189
Volkswagen AG, nonvoting preferred	404,100	81,819
Tata Motors Ltd.	16,727,871	79,185
Li & Fung Ltd.	56,396,000	77,511
Daimler AG	1,268,000	76,723
adidas AG	580,000	62,767
Nissan Motor Co., Ltd.	5,900,000	59,785
Melco Crown Entertainment Ltd. (ADR)[2]	2,505,000	56,012
Galaxy Entertainment Group Ltd.[2]	10,673,000	52,291
Techtronic Industries Co. Ltd.	19,019,000	45,512
Shangri-La Asia Ltd.	22,024,000	38,051
Belle International Holdings Ltd.	25,700,000	35,322
PT Astra International Tbk	49,710,000	35,060
Mahindra & Mahindra Ltd.	2,054,746	33,561
Cie. Générale des Établissements Michelin	321,934	28,788
SEGA SAMMY HOLDINGS INC.	1,020,000	25,536
Renault SA	376,248	25,320
Genting Singapore PLC	24,171,000	25,172
WPP PLC	1,248,000	21,297
Hyundai Mobis Co., Ltd.	85,000	20,319
Sky Deutschland AG2	2,420,000	16,852
Bayerische Motoren Werke AG	189,000	16,527
Kingfisher PLC	2,913,421	15,199
Kia Motors Corp.	156,000	8,483
Multi Screen Media Private Ltd.[2,3,4]	82,217	6,802
British Sky Broadcasting Group PLC	535,500	6,451
Reed Elsevier PLC	526,000	5,976
Industria de Diseño Textil, SA	45,000	5,555
H & M Hennes & Mauritz AB, Class B	165,000	5,423
		1,261,088
Industrials 11.50%

SMC Corp.	701,600	140,914
Legrand SA	1,824,500	84,640
ASSA ABLOY AB, Class B	1,865,000	73,086
Jardine Matheson Holdings Ltd.	1,206,800	73,012
European Aeronautic Defence and Space Co. EADS NV	1,200,514	64,170
Deutsche Lufthansa AG2	2,653,500	53,864
Schneider Electric SA	709,150	51,443
Common stocks
		Value
Industrials (continued)	Shares	(000)

Marubeni Corp.	7,675,000	$ 51,306
Bureau Veritas SA	1,941,096	50,267
Ryanair Holdings PLC (ADR)	933,700	48,114
VINCI SA	862,741	43,297
Hutchison Whampoa Ltd.	3,912,000	41,132
KONE Oyj, Class B	504,700	40,106
Babcock International Group PLC	2,207,000	37,025
Rolls-Royce Holdings PLC[2]	1,503,986	25,940
Siemens AG	180,000	18,193
China Merchants Holdings (International) Co., Ltd.	4,529,089	14,102
Aggreko PLC	450,428	11,249
Fraport AG	180,000	10,890
Samsung Engineering Co., Ltd.	151,000	9,797
A.P. Moller-Maersk A/S, Class B	1,320	9,454
SGS SA	3,700	7,948
Kühne + Nagel International AG	55,000	6,038
Komatsu Ltd.	260,000	6,011
Jardine Strategic Holdings Ltd.	116,000	4,211
		976,209
Information technology 11.06%

Samsung Electronics Co. Ltd.	275,150	323,323
Murata Manufacturing Co., Ltd.	1,761,000	134,055
NetEase, Inc. (ADR)	1,571,735	99,287
Baidu, Inc., Class A (ADR)[2]	998,000	94,341
Gemalto NV	799,053	72,348
Tencent Holdings Ltd.	1,362,000	53,419
SAP AG	619,000	45,330
ASML Holding NV	475,571	37,525
ZTE Corp., Class H2	13,781,800	22,211
Delta Electronics, Inc.	3,284,623	14,960
Infineon Technologies AG	1,754,000	14,680
Mail.Ru Group Ltd. (GDR)	280,000	8,025
Mail.Ru Group Ltd. (GDR)[1]	120,000	3,439
Keyence Corp.	26,400	8,425
Nokia Corp.[2]	2,000,000	7,409
		938,777
Consumer staples 7.83%

Nestlé SA	2,007,200	131,646
Anheuser-Busch InBev NV	1,400,000	124,628
Pernod Ricard SA	1,004,960	111,438
Charoen Pokphand Foods PCL	91,125,000	75,656
Danone SA	537,400	40,334
China Resources Enterprise, Ltd.	11,532,000	36,279
Koninklijke Ahold NV	2,278,194	33,909
ITC Ltd.	6,071,931	33,141
British American Tobacco PLC	612,000	31,345
SABMiller PLC	379,600	18,201
PT Indofood Sukses Makmur Tbk	24,400,000	18,069
Wesfarmers Ltd.	227,409	8,236
Treasury Wine Estates Ltd.	419,506	2,233
		665,115
Common stocks
		Value
Telecommunication services 6.96%	Shares	(000)

SOFTBANK CORP.	5,439,100	$ 317,528
MTN Group Ltd.	6,145,800	114,398
Shin Corp. PCL, nonvoting depository receipt	16,671,000	46,764
Philippine Long Distance Telephone Co.	566,150	38,530
Axiata Group Bhd.	13,700,000	28,748
OJSC Mobile TeleSystems (ADR)	1,199,100	22,711
PT XL Axiata Tbk	24,137,000	11,734
Vodafone Group PLC	3,726,250	10,646
Bayan Telecommunications Holdings Corp., Class A2,3,4	43,010	—
Bayan Telecommunications Holdings Corp., Class B2,3,4	14,199	—
		591,059
Materials 4.15%

Syngenta AG	170,200	66,599
Linde AG	302,000	56,351
BASF SE	453,300	40,494
Rio Tinto PLC	886,000	36,155
ArcelorMittal	2,750,000	30,691
PT Semen Indonesia (Persero) Tbk	16,296,000	28,077
Givaudan SA	19,832	25,594
Grasim Industries Ltd.	436,239	20,260
Grasim Industries Ltd. (GDR)[4]	80,035	3,717
Amcor Ltd.	1,400,000	12,983
LG Chem, Ltd.	58,000	12,849
CRH PLC	418,484	8,470
Akzo Nobel NV	93,000	5,244
Vicat S.A.	79,422	4,921
POSCO	400	105
		352,510
Energy 2.76%

BP PLC	9,990,102	69,173
Royal Dutch Shell PLC, Class B	1,730,000	57,256
Petróleo Brasileiro SA — Petrobras, preferred nominative (ADR)	2,645,000	38,776
BG Group PLC	1,220,000	20,754
INPEX CORP.	4,745	19,807
OJSC Gazprom (ADR)	2,320,000	15,265
Eni SpA	628,000	12,899
		233,930
Utilities 2.56%

Power Grid Corp. of India Ltd.	61,651,640	115,470
ENN Energy Holdings Ltd.	6,264,000	33,396
SSE PLC	1,021,800	23,669
GDF SUEZ	1,092,015	21,385
PT Perusahaan Gas Negara (Persero) Tbk	25,650,000	14,860
Centrica PLC	1,603,120	8,783
		217,563
Miscellaneous 3.80%

Other common stocks in initial period of acquisition		322,194
Total common stocks (cost: $6,490,498,000)		8,159,853
Bonds, notes & other debt instruments 1.19%
	Principal amount	Value
U.S. Treasury bonds & notes 1.13%	(000)	(000)

U.S. Treasury 4.75% 2014	$65,000	$ 67,583
U.S. Treasury 0.25% 2015	28,200	28,153
		95,736
Financials 0.06%

Barclays Bank PLC, Series RCI, junior subordinated 14.00% (undated)[5]	£2,535	5,050
Total bonds, notes & other debt instruments (cost: $99,926,000)		100,786
Short-term securities 1.71%

Freddie Mac 0.10%–0.11% due 12/18/2013–1/22/2014	$73,600	73,541
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.15% due 7/12/2013	16,000	15,999
Siemens Capital Co. LLC 0.12% due 9/12/2013[1]	15,000	14,994
American Honda Finance Corp. 0.10% due 8/6/2013	14,600	14,598
ExxonMobil Corp. 0.07% due 7/1/2013	13,700	13,700
Fannie Mae 0.12% due 2/24/2014	12,600	12,586
Total short-term securities (cost: $145,438,000)		145,418
Total investment securities (cost: $6,735,862,000)		8,406,057
Other assets less liabilities		83,470
Net assets		$8,489,527

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

[1]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $43,124,000, which represented .51% of the net assets of the fund.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition	Cost	Value	Percent of
	dates	(000)	(000)	net assets

Multi Screen Media Private Ltd.	9/6/2000–4/18/2002	$ 32,519	$ 6,802.08%
Bayan Telecommunications Holdings Corp., Class A	2/11/1998–8/31/1998	104	—	.00
Bayan Telecommunications Holdings Corp., Class B	2/11/1998–8/31/1998	34	—	.00
Total restricted securities		$32,657	$6,802.08%

[4]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $10,519,000, which represented .12% of the net assets of the fund.
[5]	Coupon rate may change periodically.

Key to abbreviations and symbol

ADR = American Depositary Receipts

GDR = Global Depositary Receipts

£ = British pounds

New World Fund®

Investment portfolio

June 30, 2013

unaudited

Common stocks 85.29%
		Value
Consumer discretionary 14.45%	Shares	(000)

Naspers Ltd., Class N	647,000	$ 47,780
Toyota Motor Corp.	695,000	41,975
Arcos Dorados Holdings Inc., Class A	2,550,352	29,788
Ctrip.com International, Ltd. (ADR)[1]	718,500	23,445
Hyundai Mobis Co., Ltd.	91,400	21,849
L’Occitane International SA	7,306,250	19,688
Wynn Macau, Ltd.	6,849,200	18,545
Domino’s Pizza, Inc.	298,000	17,329
Melco International Development Ltd.	8,705,000	16,454
Swatch Group Ltd	106,600	10,044
Swatch Group Ltd, non-registered shares	10,450	5,720
Zee Entertainment Enterprises Ltd.	3,570,000	14,181
Honda Motor Co., Ltd.	345,000	12,818
Truworths International Ltd.	1,450,000	12,754
Mr Price Group Ltd.	810,420	11,043
Hero MotoCorp Ltd.	336,000	9,403
NIKE, Inc., Class B	117,000	7,450
Mazda Motor Corp.[1]	1,820,000	7,175
Golden Eagle Retail Group Ltd.	5,000,000	6,679
Publicis Groupe SA	88,101	6,273
Nikon Corp.	255,000	5,949
Las Vegas Sands Corp.	90,000	4,764
MGM China Holdings Ltd.	1,582,800	4,224
		355,330
Consumer staples 12.31%

LT Group, Inc.	81,362,200	42,564
Shoprite Holdings Ltd.	2,236,250	41,965
OJSC Magnit (GDR)	517,600	29,607
OJSC Magnit (GDR)[2]	4,500	257
Anheuser-Busch InBev NV	268,700	23,920
Pernod Ricard SA	207,100	22,965
SABMiller PLC	343,500	16,470
British American Tobacco PLC	293,000	15,007
Nestlé SA	228,696	14,999
Unilever NV, depository receipts	329,049	12,958
Kimberly-Clark de México, SAB de CV, Class A	3,900,000	12,602
PepsiCo, Inc.	150,000	12,268
United Breweries Ltd.	874,904	10,665
Grupo Nutresa SA	827,458	10,326
Procter & Gamble Co.	125,000	9,624
Japan Tobacco Inc.	208,000	7,351
ITC Ltd.	1,000,000	5,458
Common stocks
		Value
Consumer staples (continued)	Shares	(000)

Danone SA	51,872	$ 3,893
Coca-Cola Icecek AS, Class C	132,050	3,800
Coca-Cola Co.	79,000	3,169
Wal-Mart de México, SAB de CV, Series V	570,000	1,605
Wal-Mart de México, SAB de CV, Series V (ADR)	43,000	1,204
		302,677
Information technology 10.88%

Baidu, Inc., Class A (ADR)[1]	499,200	47,189
Google Inc., Class A1	48,600	42,786
TDK Corp.	1,077,200	37,199
Mail.Ru Group Ltd. (GDR)	841,953	24,130
Mail.Ru Group Ltd. (GDR)[2]	432,264	12,389
Taiwan Semiconductor Manufacturing Co. Ltd.[1]	5,262,000	19,488
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	540,000	9,893
Quanta Computer Inc.	8,396,465	18,210
ASM Pacific Technology Ltd.	1,141,800	12,580
AAC Technologies Holdings Inc.	1,394,000	7,872
STMicroelectronics NV	710,000	6,396
Tencent Holdings Ltd.	128,000	5,020
Broadcom Corp., Class A	145,000	4,895
Toshiba Corp.	1,000,000	4,810
Yaskawa Electric Corp.	375,000	4,564
OMRON Corp.	120,000	3,572
Hexagon AB, Class B	126,000	3,369
SINA Corp.[1]	55,200	3,076
		267,438
Financials 9.75%

AEON Financial Service Co., Ltd.	1,220,000	34,553
Grupo Financiero Santander México, SAB de CV, Class B (ADR)[1]	1,980,000	28,136
Citigroup Inc.	560,000	26,863
Agricultural Bank of China, Class H	51,628,000	21,301
Housing Development Finance Corp. Ltd.	1,353,000	20,014
Kotak Mahindra Bank Ltd.	1,373,886	16,697
American Tower Corp.	190,000	13,902
PT Bank Rakyat Indonesia (Persero) Tbk	13,990,000	10,924
BDO Unibank, Inc.	4,669,333	9,188
Banco Bilbao Vizcaya Argentaria, SA	990,000	8,305
Fibra Uno Administración, SA de CV	2,407,503	8,043
Sberbank of Russia (ADR)	682,500	7,835
Metropolitan Bank & Trust Co.	2,835,000	7,284
AIA Group Ltd.	1,391,600	5,894
FirstRand Ltd.	1,915,127	5,605
ACE Ltd.	54,000	4,832
Prudential PLC	207,320	3,390
Bank Pekao SA	60,000	2,709
ICICI Bank Ltd.	140,000	2,523
Banco Industrial e Comercial SA, preferred nominative	512,900	988
MMI Holdings Ltd.	323,208	725
Ayala Land, Inc.[3]	15,000,000	35
China Construction Bank Corp., Class H	535	—
		239,746
Common stocks
		Value
Energy 9.29%	Shares	(000)

Pacific Rubiales Energy Corp.	2,310,100	$ 40,570
Ophir Energy PLC[1]	5,008,800	27,197
Oil Search Ltd.	3,738,085	26,427
Royal Dutch Shell PLC, Class B	600,000	19,857
Royal Dutch Shell PLC, Class B (ADR)	95,000	6,296
Cobalt International Energy, Inc.[1]	869,800	23,111
Galp Energia, SGPS, SA, Class B	1,314,602	19,464
Africa Oil Corp.[1,4]	1,502,675	10,073
Africa Oil Corp.[1]	1,385,424	9,287
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	818,520	10,984
Repsol, SA, non-registered shares	481,700	10,164
YPF Sociedad Anónima, Class D (ADR)	660,000	9,742
Oil and Gas Development Co. Ltd.	4,000,000	9,196
Noble Energy, Inc.	60,000	3,602
African Petroleum Corp. Ltd.[1]	16,864,827	2,313
		228,283
Health care 7.62%

Novartis AG	429,500	30,511
Novartis AG (ADR)	76,000	5,374
Novo Nordisk A/S, Class B	219,120	34,148
Krka, dd, Novo mesto	353,049	23,437
CSL Ltd.	370,000	20,838
Baxter International Inc.	255,000	17,664
Cochlear Ltd.	225,000	12,698
Grifols, SA, Class A, non-registered shares	258,094	9,474
Grifols, SA, Class B, non-registered shares	46,473	1,313
Teva Pharmaceutical Industries Ltd. (ADR)	200,000	7,840
AstraZeneca PLC	150,000	7,107
PT Kalbe Farma Tbk	44,606,000	6,472
Merck & Co., Inc.	130,000	6,039
PerkinElmer, Inc.	140,000	4,550
		187,465
Industrials 6.52%

European Aeronautic Defence and Space Co. EADS NV	431,929	23,088
Cummins Inc.	192,500	20,879
Experian PLC	987,000	17,158
Intertek Group PLC	376,200	16,725
Mitsui & Co., Ltd.	1,311,000	16,470
ASSA ABLOY AB, Class B	410,886	16,102
United Technologies Corp.	148,000	13,755
Kansas City Southern	95,000	10,066
Chart Industries, Inc.[1]	83,594	7,865
Rolls-Royce Holdings PLC[1]	360,400	6,216
DKSH Holding AG	44,916	3,695
Schneider Electric SA	42,668	3,095
Mitsubishi Heavy Industries, Ltd.	550,000	3,056
Weichai Power Co., Ltd., Class H	755,000	2,229
		160,399
Materials 4.40%

Linde AG	109,000	20,338
First Quantum Minerals Ltd.	1,243,400	18,444
Northam Platinum Ltd.[1]	2,760,000	8,935
Common stocks
		Value
Materials (continued)	Shares	(000)

Vedanta Resources PLC	572,000	$ 8,874
Sigma-Aldrich Corp.	90,000	7,232
Aquarius Platinum Ltd. (GBP denominated)[1]	8,756,342	5,261
Aquarius Platinum Ltd.[1]	2,151,226	1,279
Holcim Ltd	92,000	6,414
Ambuja Cements Ltd.	1,911,230	6,009
PT Semen Indonesia (Persero) Tbk	2,341,000	4,033
Glencore Xstrata PLC	850,000	3,518
Praxair, Inc.	30,000	3,455
PT Indocement Tunggal Prakarsa Tbk	1,388,500	3,421
UltraTech Cement Ltd.	98,992	3,127
Cliffs Natural Resources Inc.	190,000	3,087
Impala Platinum Holdings Ltd.	305,000	2,869
Lonmin PLC[1]	500,000	1,935
		108,231
Telecommunication services 4.15%

SOFTBANK CORP.	612,700	35,769
MTN Group Ltd.	925,000	17,218
Globe Telecom, Inc.	368,240	13,724
Vodafone Group PLC	4,547,953	12,994
NII Holdings, Inc., Class B1	1,506,000	10,045
Advanced Info Service PCL	385,000	3,501
OJSC MegaFon (GDR)[2]	94,300	2,947
OJSC MegaFon (GDR)	13,200	412
PT XL Axiata Tbk	5,683,000	2,763
Hellenic Telecommunications Organization SA1	330,000	2,577
		101,950
Utilities 1.01%

Cheung Kong Infrastructure Holdings Ltd.	2,070,000	13,798
ENN Energy Holdings Ltd.	824,000	4,393
Power Grid Corp. of India Ltd.	2,260,000	4,233
Infraestructura Energética Nova, SAB de CV1	682,500	2,458
		24,882
Miscellaneous 4.91%

Other common stocks in initial period of acquisition		120,687
Total common stocks (cost: $1,798,795,000)		2,097,088
Bonds, notes & other debt instruments 10.57%
	Principal amount
Bonds & notes of governments outside the U.S. 7.99%	(000)

United Mexican States Government Global 5.875% 2014	$550	566
United Mexican States Government, Series M10, 8.00% 2015	MXN208,300	17,388
United Mexican States Government, Series M, 5.00% 2017	7,900	612
United Mexican States Government Global, Series A, 5.625% 2017	$2,000	2,233
United Mexican States Government, Series M10, 7.75% 2017	MXN10,000	853
United Mexican States Government 3.50% 2017[5]	34,665	2,891
United Mexican States Government 4.00% 2019[5]	17,333	1,488
United Mexican States Government Global, Series A, 5.125% 2020	$1,584	1,749
Bonds, notes & other debt instruments
	Principal amount	Value
Bonds & notes of governments outside the U.S. (continued)	(000)	(000)

United Mexican States Government, Series M, 6.50% 2021	MXN44,400	$3,630
United Mexican States Government Global, Series A, 3.625% 2022	$1,500	1,474
United Mexican States Government, Series M20, 10.00% 2024	MXN23,500	2,450
United Mexican States Government Global, Series A, 6.05% 2040	$670	734
United Mexican States Government 4.00% 2040[5]	MXN6,933	590
United Mexican States Government Global, Series A, 5.75% 2110	$ 530	486
Turkey (Republic of) 7.00% 2016	1,000	1,119
Turkey (Republic of) 7.50% 2017	1,500	1,727
Turkey (Republic of) 6.75% 2018	1,500	1,709
Turkey (Republic of) 7.00% 2019	800	919
Turkey (Republic of) 10.50% 2020	TRY4,975	2,875
Turkey (Republic of) 3.00% 2021[5]	2,325	1,262
Turkey (Republic of) 5.625% 2021	$2,400	2,574
Turkey (Republic of) 9.50% 2022	TRY2,200	1,212
Turkey (Republic of) 6.875% 2036	$ 600	671
Turkey (Republic of) 6.75% 2040	500	554
Turkey (Republic of) 6.00% 2041	2,000	2,002
Turkey (Republic of) 4.875% 2043	600	519
Brazil (Federal Republic of) 10.00% 2017	BRL11,300	4,924
Brazil (Federal Republic of) 6.00% 2020[5]	2,587	1,251
Brazil (Federal Republic of) 6.00% 2022[5]	3,250	1,587
Brazil (Federal Republic of) Global 11.00% 2040	$3,090	3,677
Brazil (Federal Republic of) 6.00% 2045[5]	BRL4,916	2,421
Philippines (Republic of) 9.875% 2019	$3,100	4,228
Philippines (Republic of) 4.95% 2021	PHP129,000	3,108
Philippines (Republic of) 6.375% 2022	29,500	786
Philippines (Republic of) 5.50% 2026	$1,000	1,145
Philippines (Republic of) 7.75% 2031	2,235	2,959
Philippines (Republic of) 6.25% 2036	PHP50,000	1,233
Chilean Government 3.875% 2020	$3,880	4,080
Chilean Government 5.50% 2020	CLP2,080,000	4,155
Chilean Government 6.00% 2020	30,000	61
Chilean Government 3.00% 2020[5]	57,132	117
Chilean Government 3.25% 2021	$1,235	1,241
Chilean Government 6.00% 2021	CLP960,000	1,973
Chilean Government 6.00% 2022	55,000	113
Chilean Government 3.00% 2022[5]	57,096	119
Chilean Government 3.00% 2022[5]	45,705	95
Chilean Government 6.00% 2023	25,000	51
Chilean Government 3.00% 2023[5]	68,568	144
Peru (Republic of) 8.375% 2016	$1,706	1,993
Peru (Republic of) 7.84% 2020	PEN2,105	873
Peru (Republic of) 7.35% 2025	$3,425	4,401
Peru (Republic of) 8.20% 2026	PEN710	313
Peru (Republic of) 8.75% 2033	$2,064	3,013
Peru (Republic of) 6.55% 2037[6]	782	927
Indonesia (Republic of) 6.875% 2018	500	564
Indonesia (Republic of) 5.875% 2020	3,100	3,371
Indonesia (Republic of) 4.875% 2021[2]	3,000	3,086
Indonesia (Republic of) 3.75% 2022	200	188
Indonesia (Republic of) 3.375% 2023[2]	1,475	1,327
Indonesia (Republic of) 6.625% 2037	750	820
Indonesia (Republic of) 7.75% 2038	765	949
Bonds, notes & other debt instruments
	Principal amount	Value
Bonds & notes of governments outside the U.S. (continued)	(000)	(000)

Indonesia (Republic of) 5.25% 2042	$535	$ 514
Russian Federation 3.25% 2017[2]	800	825
Russian Federation 6.20% 2018	RUB82,200	2,449
Russian Federation 5.00% 2020	$1,200	1,288
Russian Federation 7.50% 2030[6]	2,570	3,016
Russian Federation 7.50% 2030[2,6]	2,538	2,977
Greek Government 2.00%/3.00% 2023[7]	€885	625
Greek Government 2.00%/3.00% 2024[7]	885	584
Greek Government 2.00%/3.00% 2025[7]	885	559
Greek Government 2.00%/3.00% 2026[7]	885	537
Greek Government 2.00%/3.00% 2027[7]	885	526
Greek Government 2.00%/3.00% 2028[7]	885	518
Greek Government 2.00%/3.00% 2029[7]	885	509
Greek Government 2.00%/3.00% 2030[7]	885	503
Greek Government 2.00%/3.00% 2031[7]	885	497
Greek Government 2.00%/3.00% 2032[7]	885	494
Greek Government 2.00%/3.00% 2033[7]	885	496
Greek Government 2.00%/3.00% 2034[7]	885	497
Greek Government 2.00%/3.00% 2035[7]	885	492
Greek Government 2.00%/3.00% 2036[7]	885	491
Greek Government 2.00%/3.00% 2037[7]	885	492
Greek Government 2.00%/3.00% 2038[7]	885	484
Greek Government 2.00%/3.00% 2039[7]	885	487
Greek Government 2.00%/3.00% 2040[7]	885	484
Greek Government 2.00%/3.00% 2041[7]	885	488
Greek Government 2.00%/3.00% 2042[7]	885	485
Hungarian Government 4.125% 2018	$ 600	586
Hungarian Government 6.25% 2020	4,325	4,541
Hungarian Government 6.375% 2021	1,550	1,620
Hungarian Government, Series 22A, 7.00% 2022	HUF150,000	708
Hungarian Government 5.375% 2023	$890	862
Hungarian Government 7.625% 2041	10	10
Colombia (Republic of) Global 12.00% 2015	COP4,571,000	2,741
Colombia (Republic of) Global 4.375% 2021	$930	971
Colombia (Republic of) Global 8.125% 2024	135	180
Colombia (Republic of) Global 9.85% 2027	COP3,442,000	2,366
Colombia (Republic of) Global 7.375% 2037	$ 295	379
Colombia (Republic of) Global 6.125% 2041	1,000	1,120
Venezuela (Republic of) 5.75% 2016	1,600	1,436
Venezuela (Republic of) 9.25% 2027	6,165	5,240
Venezuela (Republic of) 9.25% 2028	975	799
Venezuela (Republic of) 9.375% 2034	225	185
South Africa (Republic of), Series R-2023, 7.75% 2023	ZAR25,200	2,574
South Africa (Republic of), Series R-209, 6.25% 2036	14,095	1,094
South Africa (Republic of), Series R-214, 6.50% 2041	29,705	2,319
Croatian Government 6.75% 2019[2]	$2,200	2,359
Croatian Government 6.625% 2020	880	938
Croatian Government 6.625% 2020[2]	500	533
Croatian Government 6.375% 2021[2]	1,450	1,524
Croatian Government 5.50% 2023[2]	200	195
Panama (Republic of) Global 7.125% 2026	890	1,095
Panama (Republic of) Global 8.875% 2027	300	416
Panama (Republic of) Global 9.375% 2029	1,148	1,670
Bonds, notes & other debt instruments
	Principal amount	Value
Bonds & notes of governments outside the U.S. (continued)	(000)	(000)

Panama (Republic of) Global 6.70% 2036[6]	$ 859	$ 1,003
Slovenia (Republic of) 4.75% 2018[2]	610	581
Slovenia (Republic of) 5.85% 2023[2]	3,740	3,488
Nigeria (Republic of) 6.75% 2021[2]	910	959
Nigerian Government 16.39% 2022	430,000	2,974
Uruguay (Republic of) 5.00% 2018[5]	UYU12,002	678
Uruguay (Republic of) 4.375% 2028[5,6]	47,479	2,728
Polish Government 3.00% 2016[5]	PLN2,929	923
Polish Government, Series 1021, 5.75% 2021	4,200	1,401
Polish Government 5.00% 2022	$400	431
Polish Government 2.75% 2023[5]	PLN1,152	358
Argentina (Republic of) 7.00% 2015	$ 315	269
Argentina (Republic of) 8.28% 2033[6,8]	2,485	1,411
Argentina (Republic of) 0% 2035	6,653	432
Dominican Republic 9.04% 2018[6]	437	481
Dominican Republic 7.50% 2021[6]	100	108
Dominican Republic 8.625% 2027[2,6]	1,150	1,325
Bahrain Government 5.50% 2020	1,350	1,369
Morocco Government 4.25% 2022[2]	250	221
		196,498
U.S. Treasury bonds & notes 0.81%

U.S. Treasury 4.75% 2014	1,650	1,716
U.S. Treasury 4.00% 2015	17,200	18,232
		19,948
Energy 0.54%

Gazprom OJSC 5.092% 2015[2]	1,275	1,348
Gazprom OJSC, Series 9, 6.51% 2022	1,000	1,063
Gazprom OJSC 6.51% 2022[2]	600	638
Gazprom OJSC 4.95% 2028[2]	1,175	1,016
Gazprom OJSC 7.288% 2037	1,200	1,290
Petróleos Mexicanos 5.50% 2021	300	321
Petróleos Mexicanos 4.875% 2022	1,435	1,467
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	1,800	1,899
Petróleos Mexicanos 6.50% 2041	220	228
Petrobras International Finance Co. 5.375% 2021	1,295	1,307
PTT Exploration & Production Ltd. 5.692% 2021[2]	1,000	1,074
Reliance Holdings Ltd. 4.50% 2020[2]	1,020	1,004
Ras Laffan Liquefied Natural Gas II 5.298% 2020[2,6]	528	570
		13,225
Financials 0.41%

BBVA Bancomer SA, junior subordinated 7.25% 2020[2]	3,725	4,079
BBVA Bancomer SA 6.50% 2021[2]	1,075	1,134
HSBK (Europe) BV 7.25% 2021[2]	1,840	1,864
VEB Finance Ltd. 6.902% 2020[2]	735	809
VEB Finance Ltd. 6.902% 2020	600	661
Development Bank of Kazakhstan 5.50% 2015[2]	642	674
Bank of India 3.625% 2018[2]	700	673
Banco de Crédito del Perú 5.375% 2020[2]	100	103
		9,997
Bonds, notes & other debt instruments
	Principal amount	Value
Telecommunication services 0.26%	(000)	(000)

NII Capital Corp. 8.875% 2019	$ 975	$ 834
NII Capital Corp. 11.375% 2019[2]	2,425	2,607
Digicel Group Ltd. 8.25% 2020[2]	2,350	2,444
Digicel Group Ltd. 6.00% 2021[2]	550	521
		6,406
Utilities 0.23%

Eskom Holdings Ltd. 5.75% 2021[2]	2,985	2,985
AES Panamá, SA 6.35% 2016[2]	1,100	1,196
CEZ, a s 4.25% 2022[2]	945	942
Enersis SA 7.375% 2014	650	670
		5,793
Materials 0.12%

CEMEX Finance LLC 9.50% 2016[2]	600	638
CEMEX SAB de CV 9.00% 2018[2]	1,190	1,255
CEMEX España, SA 9.25% 2020[2]	1,063	1,127
		3,020
Consumer staples 0.11%

BFF International Ltd. 7.25% 2020[2]	1,200	1,327
Olam International Ltd. 6.75% 2018	945	884
Marfrig Holdings (Europe) BV 9.875% 2017[2]	300	303
Marfrig Overseas Ltd. 9.50% 2020	200	201
		2,715
Industrials 0.06%

Brunswick Rail Finance Ltd. 6.50% 2017	850	843
Brunswick Rail Finance Ltd. 6.50% 2017[2]	550	546
		1,389
Information technology 0.03%

Samsung Electronics America, Inc. 1.75% 2017[2]	700	694
Consumer discretionary 0.01%

Grupo Televisa, SAB 7.25% 2043	MXN2,000	132
Total bonds, notes & other debt instruments (cost: $256,896,000)		259,817
Short-term securities 3.82%

Québec (Province of) 0.15% due 8/29/2013[2]	$32,200	32,188
Victory Receivables Corp. 0.17% due 7/9/2013[2]	14,800	14,799
Gotham Funding Corp. 0.16% due 7/19/2013[2]	10,800	10,799
Sumitomo Mitsui Banking Corp. 0.15%–0.18% due 7/8–8/9/2013[2]	19,200	19,198
Federal Home Loan Bank 0.097% due 11/15/2013	8,900	8,897
Freddie Mac 0.097%–0.11% due 11/12–11/26/2013	6,000	5,998
ExxonMobil Corp. 0.07% due 7/1/2013	2,100	2,100
Total short-term securities (cost: $93,982,000)		93,979
Total investment securities (cost: $2,149,673,000)		2,450,884
Other assets less liabilities		8,001
Net assets		$2,458,885

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $143,548,000, which represented 5.84% of the net assets of the fund.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $35,000, which represented less than .01% of the net assets of the fund.

4Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. This security (acquired on 12/3/2012 at a cost of $11,705,000) may be subject to legal or contractual restrictions on resale.

[5]	Index-linked bond whose principal amount moves with a government price index.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]	Step bond; coupon rate will increase at a later date.
[8]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

Key to abbreviations and symbol

ADR = American Depositary Receipts

GDR = Global Depositary Receipts

BRL = Brazilian reais

CLP = Chilean pesos

COP = Colombian pesos

€ = Euros

GBP = British pounds

HUF = Hungarian forints

MXN = Mexican pesos

PEN = Peruvian nuevos soles

PHP = Philippine pesos

PLN = Polish zloty

RUB = Russian rubles

TRY = Turkish lira

UYU = Uruguayan pesos

ZAR = South African rand

Blue Chip Income and Growth FundSM

Investment portfolio

June 30, 2013

unaudited

Common stocks 93.13%
		Value
Information technology 17.05%	Shares	(000)

Microsoft Corp.	7,359,000	$ 254,106
Hewlett-Packard Co.	8,606,152	213,433
Western Union Co.	6,585,972	112,686
Oracle Corp.	3,341,500	102,651
Apple Inc.	188,000	74,463
Texas Instruments Inc.	2,130,000	74,273
International Business Machines Corp.	330,000	63,067
Google Inc., Class A1	57,760	50,850
Intel Corp.	1,200,000	29,064
Maxim Integrated Products, Inc.	843,600	23,435
		998,028
Health care 16.70%

Amgen Inc.	2,520,000	248,623
Gilead Sciences, Inc.[1]	4,268,000	218,564
AbbVie Inc.	1,875,000	77,513
Aetna Inc.	1,138,500	72,340
Zimmer Holdings, Inc.	750,000	56,205
Bristol-Myers Squibb Co.	1,125,000	50,276
St. Jude Medical, Inc.	1,060,000	48,368
Abbott Laboratories	1,375,000	47,960
Humana Inc.	550,000	46,409
Novartis AG (ADR)	650,500	45,997
Merck & Co., Inc.	500,000	23,225
Medtronic, Inc.	450,000	23,162
Cardinal Health, Inc.	400,000	18,880
		977,522
Industrials 11.31%

General Dynamics Corp.	1,130,000	88,513
CSX Corp.	3,200,000	74,208
United Parcel Service, Inc., Class B	850,000	73,508
Norfolk Southern Corp.	842,800	61,229
Union Pacific Corp.	375,000	57,855
United Technologies Corp.	500,000	46,470
Illinois Tool Works Inc.	650,000	44,961
Eaton Corp. PLC	600,000	39,486
Rockwell Automation	450,000	37,413
Textron Inc.	1,365,000	35,558
General Electric Co.	1,300,000	30,147
PACCAR Inc	500,000	26,830
Waste Management, Inc.	600,000	24,198
Emerson Electric Co.	400,000	21,816
		662,192
Common stocks
		Value
Consumer staples 11.09%	Shares	(000)

Altria Group, Inc.	4,155,000	$ 145,384
CVS/Caremark Corp.	2,000,000	114,360
Philip Morris International Inc.	1,250,000	108,275
Kimberly-Clark Corp.	500,000	48,570
Mondelez International, Inc.	1,580,000	45,077
ConAgra Foods, Inc.	1,200,000	41,916
Kellogg Co.	592,000	38,024
Kraft Foods Group, Inc.	676,666	37,805
Lorillard, Inc.	847,000	36,997
PepsiCo, Inc.	400,000	32,716
		649,124
Energy 8.50%

Chevron Corp.	870,000	102,956
Royal Dutch Shell PLC, Class B (ADR)	1,150,000	76,210
Royal Dutch Shell PLC, Class A (ADR)	235,000	14,993
ConocoPhillips	1,500,000	90,750
Apache Corp.	841,400	70,534
Baker Hughes Inc.	1,051,000	48,483
Kinder Morgan, Inc.	1,000,000	38,150
BP PLC (ADR)	900,000	37,566
Exxon Mobil Corp.	200,000	18,070
		497,712
Telecommunication services 8.48%

Verizon Communications Inc.	2,985,000	150,265
AT&T Inc.	3,705,000	131,157
CenturyLink, Inc.	3,482,000	123,089
Vodafone Group PLC (ADR)	3,190,000	91,680
		496,191
Consumer discretionary 6.00%

Johnson Controls, Inc.	2,839,043	101,609
General Motors Co.[1]	2,000,000	66,620
YUM! Brands, Inc.	742,300	51,471
Harley-Davidson, Inc.	680,000	37,278
Las Vegas Sands Corp.	650,000	34,404
Wynn Resorts, Ltd.	190,000	24,320
Home Depot, Inc.	240,000	18,593
Royal Caribbean Cruises Ltd.	500,000	16,670
		350,965
Utilities 4.35%

Exelon Corp.	3,526,000	108,883
FirstEnergy Corp.	2,719,100	101,531
Southern Co.	750,000	33,098
Xcel Energy Inc.	250,000	7,085
NextEra Energy, Inc.	50,000	4,074
		254,671
Common stocks
		Value
Financials 4.00%	Shares	(000)

Capital One Financial Corp.	1,450,000	$ 91,074
JPMorgan Chase & Co.	1,690,000	89,215
Banco Bilbao Vizcaya Argentaria, SA (ADR)	4,456,555	37,480
HSBC Holdings PLC (ADR)	318,749	16,543
		234,312

Materials 2.08%

Dow Chemical Co.	2,075,000	66,753
Praxair, Inc.	300,000	34,548
Celanese Corp., Series A	350,000	15,680
International Flavors & Fragrances Inc.	65,000	4,885
		121,866
Miscellaneous 3.57%

Other common stocks in initial period of acquisition		208,769
Total common stocks (cost: $4,125,687,000)		5,451,352
Convertible securities 1.17%

Consumer discretionary 1.17%

General Motors Co., Series B, 4.75% convertible preferred 2013	1,420,000	68,387
Total convertible securities (cost: $63,717,000)		68,387
	Principal amount
Short-term securities 4.98%	(000)

Fannie Mae 0.09%–0.13% due 7/25–11/18/2013	$69,850	69,836
Procter & Gamble Co. 0.09%–0.10% due 9/3–9/4/2013[2]	59,100	59,092
Jupiter Securitization Co., LLC 0.24%–0.32% due 11/13/2013–2/7/2014[2]	42,600	42,550
Freddie Mac 0.10%–0.11% due 7/15/2013–1/22/2014	25,400	25,388
Coca-Cola Co. 0.11%–0.12% due 8/21–10/15/2013[2]	23,300	23,297
Paccar Financial Corp. 0.08% due 7/19/2013	18,900	18,899
Federal Home Loan Bank 0.16% due 6/17/2014	17,600	17,570
U.S. Treasury Bills 0.10%–0.11% due 7/18–8/8/2013	12,000	12,000
Federal Farm Credit Banks 0.10% due 1/10/2014	10,300	10,293
Abbott Laboratories 0.12% due 8/5/2013[2]	9,600	9,599
Wal-Mart Stores, Inc. 0.09% due 8/12/2013[2]	2,200	2,200
ExxonMobil Corp. 0.07% due 7/1/2013	800	800
Total short-term securities (cost: $291,516,000)		291,524
Total investment securities (cost: $4,480,920,000)		5,811,263
Other assets less liabilities		42,373
Net assets		$5,853,636

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $136,738,000, which represented 2.34% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

Global Growth and Income FundSM

Investment portfolio

June 30, 2013

unaudited

Common stocks 94.73%
		Value
Financials 22.05%	Shares	(000)

AXA SA	2,171,935	$ 42,675
CME Group Inc., Class A	546,847	41,550
Marsh & McLennan Companies, Inc.	800,000	31,936
Agricultural Bank of China, Class H	62,500,000	25,786
JPMorgan Chase & Co.	408,200	21,549
Hospitality Properties Trust	815,000	21,418
Wells Fargo & Co.	445,000	18,365
Shinsei Bank, Ltd.	8,060,000	18,285
Rayonier Inc.[1]	310,000	17,171
Oaktree Capital Group, LLC	285,000	14,977
McGraw Hill Financial, Inc.	280,500	14,920
Grupo Financiero Santander México, SAB de CV, Class B (ADR)[1]	1,025,000	14,565
KeyCorp	1,205,000	13,303
BNP Paribas SA	194,031	10,601
Metropolitan Bank & Trust Co.	4,115,000	10,573
Mapletree Greater China Commercial Trust[1]	12,985,000	9,681
American Express Co.	115,000	8,597
Industrial and Commercial Bank of China Ltd., Class H	13,500,000	8,511
Goldman Sachs Group, Inc.	55,200	8,349
W. R. Berkley Corp.	200,000	8,172
Westfield Group	766,000	8,014
Sun Hung Kai Properties Ltd.	612,852	7,910
Fairfax Financial Holdings Ltd.	19,000	7,472
Suncorp Group Ltd.	680,191	7,415
Sumitomo Mitsui Financial Group, Inc.	150,000	6,882
Prudential PLC	400,000	6,540
China Life Insurance Co. Ltd., Class H	2,000,000	4,745
Simon Property Group, Inc.	30,000	4,738
Macquarie International Infrastructure Fund Ltd.	36,200,164	4,655
Citigroup Inc.	95,000	4,557
ICICI Bank Ltd. (ADR)	115,000	4,399
HSBC Holdings PLC	400,000	4,149
Tokyo Tatemono Co., Ltd.	450,000	3,748
First Southern Bancorp, Inc.[1,2,3]	122,265	550
		436,758
Consumer discretionary 16.06%

Home Depot, Inc.	890,000	68,948
Comcast Corp., Class A	640,000	26,803
Honda Motor Co., Ltd.	710,000	26,380
Twenty-First Century Fox, Class A1,4	750,600	21,760
D.R. Horton, Inc.	1,000,000	21,280
Amazon.com, Inc.[1]	64,400	17,883
Common stocks
		Value
Consumer discretionary (continued)	Shares	(000)

HUGO BOSS AG	150,000	$ 16,518
Bayerische Motoren Werke AG	170,000	14,866
Toyota Motor Corp.	246,000	14,857
Carnival Corp., units	430,000	14,745
ProSiebenSAT.1 Media AG, nonvoting preferred[1]	277,500	11,927
Time Warner Inc.	200,000	11,564
Las Vegas Sands Corp.	198,312	10,497
Coway Co., Ltd.	200,000	9,772
adidas AG	82,700	8,950
Toll Brothers, Inc.[1]	250,000	8,158
Liberty Global, PLC, Class A1	41,312	3,060
Liberty Global, PLC, Class C1	30,848	2,094
SES SA, Class A (FDR)	150,000	4,295
Wynn Resorts, Ltd.	30,000	3,840
		318,197
Information technology 10.62%

Taiwan Semiconductor Manufacturing Co. Ltd.	18,557,000	68,727
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	400,000	7,328
Google Inc., Class A1	33,800	29,757
STMicroelectronics NV	2,950,000	26,576
Microsoft Corp.	410,000	14,157
TE Connectivity Ltd.	250,000	11,385
Quanta Computer Inc.	5,140,910	11,149
International Business Machines Corp.	50,000	9,555
Avago Technologies Ltd.	222,000	8,298
ASM Pacific Technology Ltd.	737,000	8,120
Nintendo Co., Ltd.	60,000	7,078
salesforce.com, inc.[1]	136,000	5,193
Rackspace Hosting, Inc.[1]	80,000	3,031
		210,354
Industrials 9.89%

United Continental Holdings, Inc.[1]	900,000	28,161
Meggitt PLC	3,480,500	27,395
Lockheed Martin Corp.	200,000	21,692
Geberit AG	60,000	14,883
European Aeronautic Defence and Space Co. EADS NV	274,000	14,646
United Technologies Corp.	140,000	13,011
Delta Air Lines, Inc.[1]	670,000	12,536
Rickmers Maritime[5]	54,840,000	11,682
Kubota Corp.	775,000	11,315
ASSA ABLOY AB, Class B	228,000	8,935
Vallourec SA	160,000	8,096
Ryanair Holdings PLC (ADR)	145,000	7,472
Iron Mountain Inc.	268,595	7,147
General Electric Co.	255,000	5,913
Abertis Infraestructuras, SA, Class A	176,000	3,070
		195,954
Health care 8.78%

Merck & Co., Inc.	1,619,544	75,228
Novartis AG	303,000	21,525
Vertex Pharmaceuticals Inc.[1]	238,877	19,079
Common stocks
		Value
Health care (continued)	Shares	(000)

Takeda Pharmaceutical Co. Ltd.	300,000	$ 13,551
Eli Lilly and Co.	200,000	9,824
AstraZeneca PLC	170,000	8,054
Pfizer Inc.	270,000	7,563
UnitedHealth Group Inc.	95,000	6,220
Novo Nordisk A/S, Class B	39,500	6,156
Quest Diagnostics Inc.	70,000	4,244
Sonic Healthcare Ltd.	180,384	2,443
		173,887
Consumer staples 7.10%

Unilever NV, depository receipts	550,000	21,660
Mondelez International, Inc.	550,000	15,691
Imperial Tobacco Group PLC	450,000	15,605
British American Tobacco PLC	278,500	14,264
PepsiCo, Inc.	145,000	11,860
Philip Morris International Inc.	125,000	10,827
Kimberly-Clark Corp.	110,000	10,685
Kraft Foods Group, Inc.	183,333	10,243
Alimentation Couche-Tard Inc., Class B	155,000	9,197
Nestlé SA	95,000	6,231
Altria Group, Inc.	150,000	5,249
Avon Products, Inc.	190,000	3,996
Coca-Cola HBC AG (CDI)	165,000	3,862
Shoprite Holdings Ltd.	75,000	1,407
		140,777
Telecommunication services 6.04%

Vodafone Group PLC	13,130,000	37,514
MTN Group Ltd.	1,630,000	30,341
AT&T Inc.	525,000	18,585
TalkTalk Telecom Group PLC	4,691,100	16,011
Globe Telecom, Inc.	170,370	6,349
HKT Trust, units	3,950,000	3,789
Verizon Communications Inc.	75,000	3,776
Taiwan Mobile Co., Ltd.[2]	800,000	3,226
		119,591
Energy 4.81%

Kinder Morgan, Inc.	550,000	20,982
Coal India Ltd.	2,800,000	14,256
Peyto Exploration & Development Corp.	485,000	14,019
Chevron Corp.	87,300	10,331
Crescent Point Energy Corp.	291,000	9,870
Royal Dutch Shell PLC, Class A (ADR)	145,000	9,251
Enbridge Inc.	151,062	6,350
Oil Search Ltd.	762,137	5,388
Transocean Ltd.	100,000	4,795
		95,242
Utilities 3.82%

National Grid PLC	1,789,680	20,306
Power Assets Holdings Ltd.	2,250,000	19,407
Exelon Corp.	500,000	15,440
Common stocks
		Value
Utilities (continued)	Shares	(000)

GDF SUEZ	500,000	$ 9,792
DUET Group	3,565,561	6,554
PG&E Corp.	90,500	4,139
		75,638
Materials 3.82%

Dow Chemical Co.	445,000	14,316
Nucor Corp.	270,000	11,696
Cliffs Natural Resources Inc.	681,200	11,069
Yamana Gold Inc.	1,000,000	9,537
PT Semen Indonesia (Persero) Tbk	4,540,500	7,823
BASF SE	86,000	7,683
Impala Platinum Holdings Ltd.	685,648	6,451
Fletcher Building Ltd.	550,000	3,593
Praxair, Inc.	30,000	3,455
		75,623
Miscellaneous 1.74%

Other common stocks in initial period of acquisition		34,470
Total common stocks (cost: $1,552,559,000)		1,876,491
Convertible securities 0.67%
	Shares or
Materials 0.39%	principal amount

Alcoa Inc. 5.25% convertible notes 2014	$6,000,000	7,624
Consumer staples 0.21%

Shoprite Holdings Ltd. 6.50% convertible notes 2017	ZAR33,944,500	4,155
Consumer discretionary 0.05%

MGM Resorts International 4.25% convertible notes 2015	$939,000	1,054
Financials 0.02%

First Southern Bancorp, Inc., Series C, convertible preferred[1,2,3]	209	365
Total convertible securities (cost: $11,451,000)		13,198
Bonds, notes & other debt instruments 1.10%
	Principal amount
Financials 0.59%	(000)

Zions Bancorporation 5.65% 2014	$1,310	1,351
Zions Bancorporation 5.50% 2015	5,880	6,137
Zions Bancorporation 6.00% 2015	3,955	4,092
		11,580
Consumer discretionary 0.30%

Royal Caribbean Cruises Ltd. 11.875% 2015	5,100	5,942
Bonds, notes & other debt instruments
	Principal amount	Value
Telecommunication services 0.21%	(000)	(000)

NII Capital Corp. 8.875% 2019	$ 575	$ 491
NII Capital Corp. 11.375% 2019[6]	800	860
NII Capital Corp. 7.625% 2021	3,625	2,855
		4,206
Total bonds, notes & other debt instruments (cost: $18,007,000)		21,728
Short-term securities 3.26%

Toronto-Dominion Holdings USA Inc. 0.23% due 11/8/2013[6]	17,800	17,790
Sumitomo Mitsui Banking Corp. 0.15% due 7/8/2013[6]	11,200	11,200
Freddie Mac 0.11% due 1/22/2014	10,800	10,791
Québec (Province of) 0.14% due 8/22/2013[6]	9,900	9,897
Siemens Capital Co. LLC 0.12% due 9/12/2013[6]	5,000	4,998
Fannie Mae 0.12% due 2/24/2014	5,000	4,994
ExxonMobil Corp. 0.07% due 7/1/2013	4,900	4,900
Total short-term securities (cost: $64,571,000)		64,570
Total investment securities (cost: $1,646,588,000)		1,975,987
Other assets less liabilities		4,799
Net assets		$1,980,786

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $4,141,000, which represented .21% of the net assets of the fund.
[3]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition	Cost	Value	Percent of
	date	(000)	(000)	net assets

First Southern Bancorp, Inc.	12/17/2009	$ 2,006	$ 550.03%
First Southern Bancorp, Inc., Series C, convertible preferred	12/17/2009	—	365.02
Total restricted securities		$2,006	$915.05%

[4]	Security has been authorized but has not yet been issued.
[5]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[6]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $44,745,000, which represented 2.26% of the net assets of the fund.

Key to abbreviations

ADR = American Depositary Receipts

CDI = CREST Depository Interest

FDR = Fiduciary Depositary Receipts

ZAR = South African rand

Growth-Income FundSM

Investment portfolio

June 30, 2013

unaudited

Common stocks 93.37%
		Value
Health care 16.50%	Shares	(000)

Gilead Sciences, Inc.[1]	13,947,000	$ 714,226
Amgen Inc.	4,840,400	477,554
Edwards Lifesciences Corp.[1]	2,749,400	184,760
Biogen Idec Inc.[1]	811,000	174,527
Illumina, Inc.[1]	2,300,000	172,132
Merck & Co., Inc.	3,553,090	165,041
UnitedHealth Group Inc.	2,350,000	153,878
Alexion Pharmaceuticals, Inc.[1]	1,590,000	146,662
AbbVie Inc.	3,220,000	133,115
Medtronic, Inc.	2,315,000	119,153
Hologic, Inc.[1]	5,661,300	109,263
Humana Inc.	1,268,000	106,994
Forest Laboratories, Inc.[1]	2,400,000	98,400
Merck KGaA	619,726	94,420
Aetna Inc.	1,462,000	92,895
Cardinal Health, Inc.	1,800,000	84,960
Express Scripts Holding Co.[1]	1,372,500	84,670
Allergan, Inc.	885,000	74,552
Thermo Fisher Scientific Inc.	851,000	72,020
GlaxoSmithKline PLC	2,850,000	71,436
Pfizer Inc.	2,468,851	69,153
Stryker Corp.	1,049,551	67,885
BioMarin Pharmaceutical Inc.[1]	1,146,000	63,935
Zimmer Holdings, Inc.	665,000	49,835
Abbott Laboratories	1,300,000	45,344
Bayer AG	350,000	37,325
Boston Scientific Corp.[1]	2,900,000	26,883
Novartis AG	365,000	25,929
Johnson & Johnson	200,000	17,172
		3,734,119
Information technology 15.59%

Microsoft Corp.	24,750,000	854,617
Google Inc., Class A1	542,700	477,777
Texas Instruments Inc.	11,083,559	386,484
Oracle Corp.	12,135,000	372,787
Yahoo! Inc.[1]	9,260,000	232,519
Apple Inc.	404,700	160,294
Accenture PLC, Class A	1,925,000	138,523
Intuit Inc.	2,035,000	124,196
Xilinx, Inc.	2,197,400	87,039
Autodesk, Inc.[1]	2,500,000	84,850
Linear Technology Corp.	2,050,000	75,522
Common stocks
		Value
Information technology (continued)	Shares	(000)

Motorola Solutions, Inc.	1,294,642	$ 74,740
KLA-Tencor Corp.	1,250,000	69,662
Automatic Data Processing, Inc.	955,000	65,761
Computer Sciences Corp.	1,466,070	64,170
SAP AG	869,500	63,674
Rackspace Hosting, Inc.[1]	1,663,779	63,041
Adobe Systems Inc.[1]	1,370,000	62,417
Maxim Integrated Products, Inc.	1,120,000	31,114
Quanta Computer Inc.	7,140,000	15,485
Nintendo Co., Ltd.	75,000	8,847
First Solar, Inc.[1]	170,000	7,604
Western Union Co.	400,000	6,844
		3,527,967
Consumer discretionary 13.39%

Amazon.com, Inc.[1]	1,355,000	376,270
Home Depot, Inc.	4,850,000	375,730
News Corp., Class A1	8,332,700	271,646
Time Warner Inc.	4,646,667	268,670
General Motors Co.[1]	7,796,330	259,696
Comcast Corp., Class A	4,203,000	176,022
Comcast Corp., Class A, special nonvoting shares	1,000,000	39,670
Mattel, Inc.	4,495,000	203,668
Time Warner Cable Inc.	1,369,671	154,061
Carnival Corp., units	3,320,000	113,843
Melco Crown Entertainment Ltd. (ADR)[1]	4,500,000	100,620
Johnson Controls, Inc.	2,471,000	88,437
Garmin Ltd.	2,400,000	86,784
Fiat SpA[1]	12,000,000	83,878
DIRECTV[1]	1,310,000	80,722
Royal Caribbean Cruises Ltd.	2,363,000	78,782
Daily Mail and General Trust PLC, Class A, nonvoting	6,400,000	74,904
Newell Rubbermaid Inc.	2,475,000	64,969
NIKE, Inc., Class B	808,360	51,476
Nordstrom, Inc.	600,000	35,964
WPP PLC	1,735,000	29,608
British Sky Broadcasting Group PLC	1,155,000	13,913
Motors Liquidation Co. GUC Trust[1]	21,864	671
		3,030,004
Industrials 11.56%

CSX Corp.	11,500,000	266,685
Precision Castparts Corp.	1,055,000	238,441
General Dynamics Corp.	2,807,000	219,872
Waste Management, Inc.	4,744,200	191,334
3M Co.	1,706,000	186,551
Nielsen Holdings NV	4,441,839	149,201
United Parcel Service, Inc., Class B	1,421,400	122,923
Emerson Electric Co.	1,930,000	105,262
Rockwell Automation	1,147,600	95,411
Avery Dennison Corp.	2,225,000	95,141
General Electric Co.	4,000,000	92,760
Union Pacific Corp.	590,600	91,118
Common stocks
		Value
Industrials (continued)	Shares	(000)

Norfolk Southern Corp.	1,109,687	$ 80,619
Schneider Electric SA	1,100,000	79,795
Verisk Analytics, Inc., Class A1	1,200,000	71,640
Textron Inc.	2,670,100	69,556
Cummins Inc.	575,000	62,365
United Technologies Corp.	625,000	58,087
Republic Services, Inc.	1,680,000	57,019
United Continental Holdings, Inc.[1]	1,635,000	51,159
Southwest Airlines Co.	3,860,000	49,755
Iron Mountain Inc.	1,835,742	48,849
European Aeronautic Defence and Space Co. EADS NV	875,000	46,771
Lockheed Martin Corp.	400,000	43,384
Dover Corp.	527,706	40,982
		2,614,680
Energy 9.66%

Schlumberger Ltd.	4,570,000	327,486
EOG Resources, Inc.	2,313,353	304,622
Chevron Corp.	2,076,200	245,698
Apache Corp.	2,907,000	243,694
Royal Dutch Shell PLC, Class A (ADR)	3,250,000	207,350
Royal Dutch Shell PLC, Class B	1,066,588	35,300
Baker Hughes Inc.	4,000,000	184,520
FMC Technologies, Inc.[1]	3,062,300	170,509
ConocoPhillips	2,723,360	164,763
BP PLC	13,619,409	94,302
Devon Energy Corp.	1,693,000	87,833
Southwestern Energy Co.[1]	1,375,000	50,229
Eni SpA	1,967,000	40,402
OJSC Gazprom (ADR)	4,534,200	29,835
		2,186,543
Consumer staples 7.65%

Philip Morris International Inc.	6,494,500	562,553
Coca-Cola Co.	5,135,400	205,981
CVS/Caremark Corp.	3,000,000	171,540
Green Mountain Coffee Roasters, Inc.[1]	2,261,434	169,743
Altria Group, Inc.	3,815,000	133,487
Pernod Ricard SA	1,031,570	114,388
L’Oréal SA, non-registered shares	570,000	93,670
Asahi Group Holdings, Ltd.	3,400,000	84,366
PepsiCo, Inc.	998,419	81,661
Molson Coors Brewing Co., Class B	1,033,600	49,468
Mondelez International, Inc.	1,304,100	37,206
Avon Products, Inc.	1,335,000	28,075
		1,732,138
Financials 6.87%

HSBC Holdings PLC (ADR)	1,538,570	79,852
HSBC Holdings PLC	7,176,000	75,173
Prudential Financial, Inc.	2,100,000	153,363
State Street Corp.	2,280,000	148,679
Aon PLC, Class A	1,735,500	111,679
Common stocks
		Value
Financials (continued)	Shares	(000)

Marsh & McLennan Companies, Inc.	2,789,100	$ 111,341
Weyerhaeuser Co.[1]	3,784,541	107,821
JPMorgan Chase & Co.	2,000,000	105,580
Principal Financial Group, Inc.	2,200,000	82,390
Willis Group Holdings PLC	1,946,400	79,374
Mizuho Financial Group, Inc.	38,115,000	79,166
NYSE Euronext	1,860,000	77,004
Barclays PLC	16,435,000	69,604
Wells Fargo & Co.	1,500,000	61,905
UBS AG	3,058,666	52,071
U.S. Bancorp	1,235,000	44,645
Goldman Sachs Group, Inc.	244,000	36,905
Citigroup Inc.	600,000	28,782
Moody’s Corp.	447,458	27,264
Bank of New York Mellon Corp.	805,000	22,580
WMI Holdings Corp.[1]	46,987	38
		1,555,216
Materials 6.20%

Dow Chemical Co.	12,009,100	386,333
Celanese Corp., Series A	5,570,400	249,554
Air Products and Chemicals, Inc.	1,680,000	153,837
International Flavors & Fragrances Inc.	1,255,000	94,326
Valspar Corp.	1,433,600	92,711
Praxair, Inc.	739,624	85,175
Sealed Air Corp.	3,200,000	76,640
Mosaic Co.	1,202,000	64,680
Freeport-McMoRan Copper & Gold Inc.	2,200,000	60,742
Newmont Mining Corp.	1,125,000	33,694
CRH PLC	1,600,000	32,385
ArcelorMittal	2,540,000	28,347
Barrick Gold Corp.	1,600,000	25,184
SSAB Svenskt Stål AB, Class A	3,276,684	19,559
		1,403,167
Telecommunication services 2.70%

Verizon Communications Inc.	5,153,900	259,447
Crown Castle International Corp.[1]	1,623,600	117,532
CenturyLink, Inc.	2,428,775	85,857
Telephone and Data Systems, Inc.	2,871,390	70,780
Sprint Nextel Corp., Series 1[1]	6,885,700	48,338
AT&T Inc.	800,000	28,320
		610,274
Utilities 0.52%

PG&E Corp.	1,384,000	63,291
FirstEnergy Corp.	1,430,000	53,396
		116,687
Miscellaneous 2.73%

Other common stocks in initial period of acquisition		616,730
Total common stocks (cost: $14,632,965,000)		21,127,525
Preferred stocks 0.06%
		Value
Financials 0.06%	Shares	(000)

First Niagara Financial Group, Inc., Series B, 8.625%	444,821	$ 12,747
Total preferred stocks (cost: $11,121,000)		12,747
Rights & warrants 0.01%

Consumer discretionary 0.01%

General Motors Co., Series A, warrants, expire 2016[1]	79,175	1,900
General Motors Co., Series B, warrants, expire 2019[1]	79,175	1,295
Total rights & warrants (cost: $3,908,000)		3,195
Convertible securities 0.54%
	Shares or
Industrials 0.28%	principal amount

United Continental Holdings, Inc. 6.00% convertible notes 2029	$8,610,000	31,507
United Continental Holdings, Inc. 4.50% convertible debentures 2015	$18,000,000	31,534
		63,041
Consumer discretionary 0.10%

General Motors Co., Series B, 4.75% convertible preferred 2013	465,095	22,399
Financials 0.05%

OFG Bancorp, Series C, 8.75% noncumulative convertible preferred[2]	6,000	10,288
Miscellaneous 0.11%

Other convertible securities in initial period of acquisition		25,442
Total convertible securities (cost: $91,454,000)		121,170
Bonds, notes & other debt instruments 0.37%
	Principal amount
Financials 0.15%	(000)

JPMorgan Chase & Co., Series I, junior subordinated 7.90% (undated)[3]	$29,049	32,859
Telecommunication services 0.11%

Sprint Nextel Corp. 9.125% 2017	13,000	15,015
Sprint Nextel Corp. 11.50% 2021	8,325	11,114
		26,129
Federal agency bonds & notes 0.11%

Fannie Mae 1.00% 2013	12,750	12,771
Freddie Mac 0.375% 2013	11,000	11,006
		23,777
Total bonds, notes & other debt instruments (cost: $75,110,000)		82,765
	Principal amount	Value
Short-term securities 5.48%	(000)	(000)

Freddie Mac 0.10%–0.16% due 9/4/2013–4/1/2014	$281,400	$ 281,248
Federal Home Loan Bank 0.065%–0.13% due 7/3–12/17/2013	247,600	247,569
Fannie Mae 0.10%–0.15% due 7/1/2013–4/21/2014	203,500	203,356
Coca-Cola Co. 0.12%–0.18% due 7/16/2013–1/6/2014[4]	133,600	133,579
Chariot Funding, LLC 0.24%–0.25% due 10/29–11/22/2013[4]	49,800	49,766
JPMorgan Chase & Co. 0.16% due 8/19/2013	22,000	21,995
Jupiter Securitization Co., LLC 0.23% due 9/27/2013[4]	20,000	19,991
Procter & Gamble Co. 0.10% due 8/27–9/13/2013[4]	62,900	62,892
U.S. Treasury Bill 0.13% due 5/29/2014	50,000	49,944
NetJets Inc. 0.08% due 7/1/2013[4]	29,000	29,000
Paccar Financial Corp. 0.07% due 7/11/2013	25,400	25,399
Wal-Mart Stores, Inc. 0.05%–0.10% due 7/1–7/30/2013[4]	25,350	25,349
Regents of the University of California 0.12% due 7/15/2013	25,000	24,999
Abbott Laboratories 0.12% due 7/30/2013[4]	25,000	24,999
Wells Fargo & Co. 0.15% due 8/14/2013	23,800	23,794
Private Export Funding Corp. 0.12%–0.26% due 7/15–8/13/2013[4]	14,100	14,099
Army and Air Force Exchange Service 0.09% due 7/1/2013[4]	2,800	2,800
Total short-term securities (cost: $1,240,754,000)		1,240,779
Total investment securities (cost: $16,055,312,000)		22,588,181
Other assets less liabilities		38,523
Net assets		$22,626,704

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

[1]	Security did not produce income during the last 12 months.
[2]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. This security (acquired on 6/28/2012 at a cost of $6,000,000) may be subject to legal or contractual restrictions on resale.
[3]	Coupon rate may change periodically.
[4]	Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $362,475,000, which represented 1.60% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

International Growth and
Income FundSM

Investment portfolio

June 30, 2013

unaudited

Common stocks 91.52%
		Value
Financials 19.17%	Shares	(000)

Aviva PLC	2,525,000	$ 13,042
BNP Paribas SA	233,700	12,769
Prudential PLC	755,374	12,350
HSBC Holdings PLC (Hong Kong)	539,200	5,648
HSBC Holdings PLC (United Kingdom)	440,000	4,564
Barclays PLC	1,960,100	8,301
Cheung Kong (Holdings) Ltd.	610,000	8,274
Japan Real Estate Investment Corp.	716	7,992
bank muscat (SAOG)	5,262,000	7,982
Sberbank of Russia (ADR)	580,500	6,612
Sberbank of Russia (GDR)[2]	116,832	1,331
Banco Bilbao Vizcaya Argentaria, SA	610,714	5,123
Banco Bilbao Vizcaya Argentaria, SA (ADR)	308,410	2,594
Henderson Land Development Co. Ltd.	1,116,500	6,665
Credit Suisse Group AG	240,219	6,371
Assicurazioni Generali SpA	340,000	5,939
Nordea Bank AB	477,000	5,335
Deutsche Bank AG	122,000	5,106
Link Real Estate Investment Trust	1,032,000	5,076
Mitsui Fudosan Co., Ltd.	172,000	5,059
Axis Bank Ltd.[1]	211,901	4,725
Banco Santander, SA1	730,584	4,662
Sun Life Financial Inc.	111,700	3,308
PT Bank Rakyat Indonesia (Persero) Tbk	4,084,000	3,189
Royal Bank of Canada	48,700	2,838
Investor AB, Class B	93,600	2,516
Westfield Group	232,500	2,433
Sampo Oyj, Class A	49,700	1,937
CapitaMall Trust	854,000	1,344
Bank of Ireland[1]	4,606,401	935
Commerzbank AG, non-registered shares[1]	71,778	626
		164,646
Consumer discretionary 13.96%

Hyundai Motor Co.	42,760	8,443
William Hill PLC	1,214,888	8,147
H & M Hennes & Mauritz AB, Class B	247,200	8,124
ProSiebenSAT.1 Media AG, nonvoting preferred[1]	175,000	7,522
Genting Singapore PLC	7,083,000	7,376
Volkswagen AG, nonvoting preferred	34,180	6,920
Whitbread PLC	148,184	6,888
Daily Mail and General Trust PLC, Class A, nonvoting	543,600	6,362
Crown Ltd.	564,000	6,246
Common stocks
		Value
Consumer discretionary (continued)	Shares	(000)

Burberry Group PLC	262,700	$ 5,398
WPP PLC	292,700	4,995
adidas AG	46,000	4,978
Ladbrokes PLC	1,515,000	4,606
Cie. Financière Richemont SA, Class A, non-registered shares	47,100	4,166
Bayerische Motoren Werke AG	45,250	3,957
Isuzu Motors Ltd.	525,000	3,594
Swatch Group Ltd, non-registered shares	6,550	3,585
Li & Fung Ltd.	2,309,000	3,174
Pearson PLC	170,000	3,028
Galaxy Entertainment Group Ltd.[1]	550,000	2,695
RTL Group SA, non-registered shares	32,100	2,640
Sands China Ltd.	486,000	2,290
Nissan Motor Co., Ltd.	213,000	2,158
Daimler AG	24,700	1,495
Golden Eagle Retail Group Ltd.	837,000	1,118
		119,905
Consumer staples 12.61%

Philip Morris International Inc.	346,340	30,000
British American Tobacco PLC	338,600	17,342
Pernod Ricard SA	146,414	16,235
Anheuser-Busch InBev NV	76,300	6,792
CALBEE, Inc.	71,100	6,746
Nestlé SA	93,750	6,149
Danone SA	76,400	5,734
Japan Tobacco Inc.	138,300	4,888
Charoen Pokphand Foods PCL	4,563,800	3,789
SABMiller PLC	71,600	3,433
Orion Corp.	3,000	2,503
Treasury Wine Estates Ltd.	465,766	2,479
Koninklijke Ahold NV	150,400	2,239
		108,329
Utilities 9.80%

EDP — Energias de Portugal, SA	8,182,137	26,359
National Grid PLC	1,395,265	15,831
Power Assets Holdings Ltd.	1,168,000	10,075
PT Perusahaan Gas Negara (Persero) Tbk	17,051,500	9,879
SSE PLC	350,350	8,116
GDF SUEZ	304,956	5,972
ENN Energy Holdings Ltd.	858,000	4,574
RWE AG	105,000	3,351
		84,157
Industrials 8.69%

VINCI SA	291,233	14,616
ASSA ABLOY AB, Class B	287,890	11,282
Rolls-Royce Holdings PLC[1]	525,000	9,055
Jardine Matheson Holdings Ltd.	115,000	6,958
Babcock International Group PLC	245,000	4,110
BAE Systems PLC	647,000	3,769
Hutchison Whampoa Ltd.	347,000	3,648
Common stocks
		Value
Industrials (continued)	Shares	(000)

Schneider Electric SA	49,328	$ 3,578
AB Volvo, Class B	249,800	3,345
Bunzl PLC	170,752	3,324
Rexel SA	139,169	3,130
Capita PLC	183,000	2,689
Legrand SA	55,000	2,551
Andritz AG	40,000	2,053
Hutchison Port Holdings Trust	668,000	491
		74,599
Health care 8.68%

Novartis AG	323,870	23,007
Novo Nordisk A/S, Class B	64,700	10,083
Teva Pharmaceutical Industries Ltd. (ADR)	243,600	9,549
Glenmark Pharmaceuticals Ltd.	800,000	7,381
Sonic Healthcare Ltd.	428,775	5,808
GlaxoSmithKline PLC	211,800	5,309
Fresenius SE & Co. KGaA	37,000	4,561
Orion Oyj, Class B	166,600	3,908
Fresenius Medical Care AG & Co. KGaA	43,100	3,059
Getinge AB, Class B	62,700	1,905
		74,570
Telecommunication services 7.70%

SOFTBANK CORP.	244,000	14,245
Ziggo NV	283,783	11,358
Singapore Telecommunications Ltd.	2,772,000	8,245
Vodafone Group PLC	2,323,600	6,639
TeliaSonera AB	883,000	5,758
Shin Corp. PCL, nonvoting depository receipt	1,983,000	5,563
OJSC Mobile TeleSystems (ADR)	264,100	5,002
China Communications Services Corp. Ltd., Class H1	7,054,800	4,457
Advanced Info Service PCL	230,000	2,091
Telefónica Deutschland Holding AG	196,203	1,420
Philippine Long Distance Telephone Co.	12,200	830
Türk Telekomünikasyon AS, Class D	134,000	521
		66,129
Energy 4.62%

BP PLC	2,853,651	19,759
BG Group PLC	645,200	10,976
WorleyParsons Ltd.	196,400	3,501
Husky Energy Inc.	110,300	2,939
Royal Dutch Shell PLC, Class B	75,000	2,482
		39,657
Information technology 3.70%

Youku Inc., Class A (ADR)[1]	557,300	10,695
Delta Electronics, Inc.	1,380,760	6,289
Samsung Electronics Co. Ltd.	4,105	4,824
TPK Holding Co., Ltd.[1]	288,000	4,612
Quanta Computer Inc.	986,240	2,139
Baidu, Inc., Class A (ADR)[1]	20,000	1,891
Mail.Ru Group Ltd. (GDR)	45,000	1,290
		31,740
Common stocks
		Value
Materials 2.16%	Shares	(000)

Syngenta AG	12,080	$ 4,727
Rio Tinto PLC	101,600	4,146
Nampak Ltd.	936,700	3,113
BASF SE	31,200	2,787
Amcor Ltd.	282,000	2,615
Ube Industries, Ltd.	647,000	1,200
		18,588
Miscellaneous 0.43%

Other common stocks in initial period of acquisition		3,736
Total common stocks (cost: $748,287,000)		786,056
Convertible securities 0.33%
	Principal amount
Financials 0.33%	(000)

Bank of Ireland, convertible notes 10.00% 2016	€1,950	2,590
bank muscat (SAOG) 4.50% convertible notes 2016	OMR781	213
Total convertible securities (cost: $2,813,000)		2,803
Bonds, notes & other debt instruments 1.56%

Telecommunication services 0.51%

MTS International Funding Ltd. 8.625% 2020	$2,105	2,484
MTS International Funding Ltd. 8.625% 2020[2]	119	140
América Móvil, SAB de CV 6.45% 2022	MXN 5,930	444
América Móvil, SAB de CV 8.46% 2036	18,100	1,391
		4,459
Energy 0.36%

Gazprom OJSC 4.95% 2022[2]	$1,650	1,584
Gazprom OJSC, Series 9, 6.51% 2022	270	287
Gazprom OJSC 7.288% 2037	1,100	1,183
		3,054
Bonds & notes of governments & government agencies outside the U.S. 0.35%

United Mexican States Government, Series M30, 10.00% 2036	MXN23,600	2,430
Hungarian Government, Series 20A, 7.50% 2020	HUF118,480	576
		3,006
Consumer staples 0.31%

Marfrig Holdings (Europe) BV 8.375% 2018	$2,000	1,890
Marfrig Overseas Ltd. 9.50% 2020[2]	812	813
		2,703
Financials 0.03%

Mizuho Capital Investment (USD) 2 Ltd, junior subordinated 14.95% (undated)[1,2,3]	200	222
Total bonds, notes & other debt instruments (cost: $13,141,000)		13,444
	Principal amount	Value
Short-term securities 5.81%	(000)	(000)

Toronto-Dominion Holdings USA Inc. 0.115%–0.13% due 7/18–8/9/2013[2]	$16,800	$ 16,798
Federal Home Loan Bank 0.09% due 10/16/2013	14,100	14,097
Bank of Nova Scotia 0.14% due 7/15/2013	12,400	12,399
ExxonMobil Corp. 0.07% due 7/1/2013	6,600	6,600
Total short-term securities (cost: $49,894,000)		49,894
Total investment securities (cost: $814,135,000)		852,197
Other assets less liabilities		6,687
Net assets		$858,884

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $20,888,000, which represented 2.43% of the net assets of the fund.
[3]	Coupon rate may change periodically.

Key to abbreviations and symbol

ADR = American Depositary Receipts

GDR = Global Depositary Receipts

€ = Euros

HUF = Hungarian forints

MXN = Mexican pesos

OMR = Omani rials

Asset Allocation FundSM

Investment portfolio

June 30, 2013

unaudited

Common stocks 68.60%
		Value
Financials 11.22%	Shares	(000)

ACE Ltd.	2,520,000	$ 225,490
Goldman Sachs Group, Inc.	1,350,000	204,188
American Express Co.	2,600,000	194,376
JPMorgan Chase & Co.	2,500,000	131,975
Citigroup Inc.	2,750,000	131,917
American Tower Corp.	1,500,000	109,755
Bank of America Corp.	8,000,000	102,880
Progressive Corp.	2,950,000	74,989
First Republic Bank	1,900,000	73,112
Marsh & McLennan Companies, Inc.	1,740,000	69,461
Sumitomo Mitsui Financial Group, Inc. (ADR)	7,500,000	69,150
Allstate Corp.	1,400,000	67,368
HDFC Bank Ltd. (ADR)	1,500,000	54,360
Moody’s Corp.	765,000	46,611
Morgan Stanley	390,000	9,528
		1,565,160
Consumer discretionary 11.07%

Comcast Corp., Class A	7,250,000	303,630
Home Depot, Inc.	3,450,000	267,272
Amazon.com, Inc.[1]	540,000	149,953
VF Corp.	700,000	135,142
General Motors Co.[1]	3,500,000	116,585
DIRECTV[1]	1,700,000	104,754
Naspers Ltd., Class N	1,265,000	93,419
Toyota Motor Corp.	1,400,000	84,553
Walt Disney Co.	1,200,000	75,780
Gentex Corp.	3,200,000	73,760
NIKE, Inc., Class B	1,040,000	66,227
Johnson Controls, Inc.	1,750,000	62,632
Cooper-Standard Holdings Inc.[1]	123,234	5,730
Revel AC, Inc.[1,2,3]	91,401	4,558
Revel AC, Inc. (CVR)[1,2,3]	8,851,470	266
		1,544,261
Health care 9.48%

Merck & Co., Inc.	5,750,000	267,087
Johnson & Johnson	2,175,000	186,745
Gilead Sciences, Inc.[1]	3,600,000	184,356
Bristol-Myers Squibb Co.	3,730,000	166,694
Pfizer Inc	4,125,000	115,541
UnitedHealth Group Inc.	1,500,000	98,220
Baxter International Inc.	1,180,000	81,739
Intuitive Surgical, Inc.[1]	160,000	81,053
Common stocks
		Value
Health care (continued)	Shares	(000)

Quest Diagnostics Inc.	1,200,000	$ 72,756
Incyte Corp.[1]	2,160,000	47,520
Humana Inc.	250,000	21,095
		1,322,806
Energy 7.98%

Kinder Morgan, Inc.	7,160,000	273,154
Chevron Corp.	1,625,000	192,303
Noble Energy, Inc.	1,600,000	96,064
Transocean Ltd.[1]	2,000,000	95,900
Oil States International, Inc.[1]	1,000,000	92,640
Technip SA	850,000	86,310
Core Laboratories NV	500,000	75,830
Denbury Resources Inc.[1]	4,000,000	69,280
Concho Resources Inc.[1]	795,000	66,557
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	3,500,000	46,970
EOG Resources, Inc.	50,000	6,584
Pioneer Natural Resources Co.	42,000	6,080
Cabot Oil & Gas Corp.	85,000	6,037
		1,113,709
Industrials 7.10%

Boeing Co.	2,400,000	245,856
Lockheed Martin Corp.	2,015,000	218,547
General Electric Co.	5,300,000	122,907
Parker-Hannifin Corp.	900,000	85,860
Danaher Corp.	1,220,000	77,226
Rockwell Collins, Inc.	1,180,000	74,824
Canadian Pacific Railway Ltd.	500,000	60,630
Cummins Inc.	330,000	35,792
Beech Holdings, LLC[1,2,3]	2,338,907	15,998
C.H. Robinson Worldwide, Inc.	215,000	12,107
United Technologies Corp.	130,000	12,082
Rockwell Automation	140,000	11,640
Precision Castparts Corp.	50,000	11,300
CEVA Group PLC[1,2,4]	6,142	5,573
Nortek, Inc.[1]	8,852	570
Atrium Corp.[1,2,4]	535	1
		990,913
Information technology 6.39%

Microsoft Corp.	8,570,000	295,922
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	9,770,000	178,986
ASML Holding NV (New York registered)	2,155,000	170,461
Texas Instruments Inc.	3,000,000	104,610
VeriSign, Inc.[1]	1,700,000	75,922
Google Inc., Class A1	74,000	65,147
		891,048
Consumer staples 4.41%

Unilever NV (New York registered)	3,445,000	135,423
Wal-Mart Stores, Inc.	1,725,000	128,495
Kimberly-Clark Corp.	1,075,000	104,426
Common stocks
		Value
Consumer staples (continued)	Shares	(000)

Coca-Cola Co.	2,000,000	$ 80,220
Procter & Gamble Co.	770,000	59,282
Nestlé SA	830,000	54,437
Colgate-Palmolive Co.	920,000	52,707
		614,990
Materials 4.40%

FMC Corp.	2,500,000	152,650
Dow Chemical Co.	3,000,000	96,510
Monsanto Co.	800,000	79,040
Sealed Air Corp.	3,000,000	71,850
Sigma-Aldrich Corp.	840,000	67,502
LyondellBasell Industries NV, Class A	1,000,000	66,260
Nucor Corp.	1,250,000	54,150
Praxair, Inc.	110,000	12,668
Potash Corp. of Saskatchewan Inc.	300,000	11,439
NewPage Holdings Inc.[1,2,3]	21,920	2,241
		614,310
Telecommunication services 1.83%

SOFTBANK CORP.	3,250,000	189,731
AT&T Inc.	1,500,000	53,100
Vodafone Group PLC	4,200,000	12,000
		254,831
Utilities 1.67%

PG&E Corp.	1,910,000	87,344
FirstEnergy Corp.	1,065,000	39,767
Exelon Corp.	1,250,000	38,600
Duke Energy Corp.	540,000	36,450
Edison International	625,000	30,100
		232,261
Miscellaneous 3.05%

Other common stocks in initial period of acquisition		425,849
Total common stocks (cost: $6,782,931,000)		9,570,138
Rights & warrants 0.01%

Consumer discretionary 0.01%

Cooper-Standard Holdings Inc., warrants, expire 2017[1]	38,220	803
Total rights & warrants (cost: $432,000)		803
Convertible securities 0.12%
	Shares or
Industrials 0.09%	principal amount

CEVA Group PLC 3.2731% convertible notes 2023[2,4,5,6]	$5,968,242	7,239
CEVA Group PLC, Series A-2, 2.268% convertible preferred[2,3]	5,998	5,443
		12,682
Convertible securities
		Value
Consumer discretionary 0.03%	Shares	(000)

Cooper-Standard Holdings Inc. 7.00% convertible preferred[2,4]	19,937	$ 3,978
Total convertible securities (cost: $16,616,000)		16,660
Bonds, notes & other debt instruments 21.83%
U.S. Treasury bonds & notes 8.77%	Principal amount
U.S. Treasury 7.92%	(000)

U.S. Treasury 1.50% 2013	$ 37,000	37,252
U.S. Treasury 0.25% 2014	200,000	200,164
U.S. Treasury 1.875% 2014	54,845	55,622
U.S. Treasury 1.875% 2014	45,000	45,517
U.S. Treasury 2.625% 2014	105,000	107,752
U.S. Treasury 2.625% 2014	7,625	7,809
U.S. Treasury 1.50% 2016	68,000	69,628
U.S. Treasury 1.75% 2016	22,500	23,202
U.S. Treasury 2.00% 2016	150,500	156,148
U.S. Treasury 2.375% 2016	74,000	77,608
U.S. Treasury 7.25% 2016	2,000	2,377
U.S. Treasury 2.625% 2018	102,500	108,671
U.S. Treasury 3.50% 2018	56,630	62,300
U.S. Treasury 6.25% 2023	44,235	59,309
U.S. Treasury 3.75% 2041	30,000	31,683
U.S. Treasury 4.75% 2041	15,000	18,645
U.S. Treasury 2.875% 2043	5,000	4,427
U.S. Treasury 3.125% 2043	40,000	37,347
		1,105,461
U.S. Treasury inflation-protected securities[7] 0.85%

U.S. Treasury Inflation-Protected Security 1.875% 2013	8,407	8,420
U.S. Treasury Inflation-Protected Security 1.875% 2015	29,141	30,998
U.S. Treasury Inflation-Protected Security 0.125% 2017	10,238	10,508
U.S. Treasury Inflation-Protected Security 0.125% 2018	13,078	13,415
U.S. Treasury Inflation-Protected Security 0.125% 2022	19,213	18,770
U.S. Treasury Inflation-Protected Security 0.125% 2023	21,156	20,489
U.S. Treasury Inflation-Protected Security 0.75% 2042	4,116	3,619
U.S. Treasury Inflation-Protected Security 0.625% 2043	15,171	12,732
		118,951
Total U.S. Treasury bonds & notes		1,224,412
Mortgage-backed obligations[8] 5.52%

Fannie Mae 6.00% 2021	118	130
Fannie Mae, Series 2012-M17, Class A2, multifamily 2.184% 2022	4,500	4,196
Fannie Mae, Series 2012-M14, Class A2, multifamily 2.301% 2022[5]	2,145	2,019
Fannie Mae, Series 2012-M9, Class A2, multifamily 2.482% 2022	5,242	4,953
Fannie Mae, Series 2012-M5, Class A2, multifamily 2.715% 2022	4,000	3,874
Fannie Mae 3.50% 2025	8,095	8,455
Fannie Mae 6.00% 2026	1,077	1,187
Fannie Mae 2.50% 2028	77,000	77,373
Fannie Mae 3.50% 2028	32,000	33,350
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations[8] (continued)	(000)	(000)

Fannie Mae 5.50% 2033	$ 1,877	$ 2,054
Fannie Mae 5.50% 2033	1,256	1,372
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 2036	375	327
Fannie Mae 5.50% 2036	2,492	2,733
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	1,016	1,128
Fannie Mae 5.50% 2037	1,046	1,147
Fannie Mae 5.50% 2037	803	871
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	220	244
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	127	138
Fannie Mae 6.00% 2037	8,094	8,823
Fannie Mae 6.00% 2037	136	148
Fannie Mae 6.00% 2038	20,449	22,225
Fannie Mae 6.00% 2038	5,964	6,482
Fannie Mae 6.00% 2038	5,022	5,458
Fannie Mae 6.00% 2038	498	541
Fannie Mae 6.00% 2038	268	291
Fannie Mae 6.00% 2038	265	288
Fannie Mae 6.00% 2039	6	7
Fannie Mae 4.189% 2040[5]	937	996
Fannie Mae 4.50% 2040	17,747	18,807
Fannie Mae 4.50% 2040	1,344	1,424
Fannie Mae 4.00% 2041	13,172	13,793
Fannie Mae 4.00% 2041	10,812	11,269
Fannie Mae 4.50% 2041	15,217	16,138
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	360	427
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	88	103
Fannie Mae 3.00% 2042	62,395	61,049
Fannie Mae 3.50% 2043	80,483	81,690
Fannie Mae 4.00% 2043	50,000	52,086
Fannie Mae 4.00% 2043	30,000	31,186
Fannie Mae 4.50% 2043	70,000	74,080
Fannie Mae 5.50% 2043	4,530	4,921
Fannie Mae 6.00% 2043	24,158	26,261
Fannie Mae 7.00% 2047	591	659
Fannie Mae 7.00% 2047	336	375
Fannie Mae 7.00% 2047	17	19
Freddie Mac, Series K711, Class A2, multifamily 1.73% 2019	5,000	4,903
Freddie Mac, Series K712, Class A2, multifamily 1.869% 2019	3,440	3,342
Freddie Mac, Series K710, Class A2, multifamily 1.883% 2019	3,837	3,745
Freddie Mac, Series K709, Class A2, multifamily 2.086% 2019	2,820	2,795
Freddie Mac, Series KS01, Class A1, multifamily 1.693% 2022	4,984	4,913
Freddie Mac, Series K019, Class A2, multifamily 2.272% 2022	4,000	3,770
Freddie Mac, Series K023, Class A2, multifamily 2.307% 2022	4,500	4,210
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022	3,680	3,470
Freddie Mac, Series K025, Class A2, multifamily 2.682% 2022	4,000	3,850
Freddie Mac, Series K027, Class A2, multifamily 2.637% 2023	5,500	5,270
Freddie Mac, Series K028, Class A2, multifamily 3.111% 2023	5,900	5,836
Freddie Mac 5.00% 2023	730	776
Freddie Mac 6.00% 2026	2,858	3,145
Freddie Mac 4.50% 2029	752	796
Freddie Mac 4.50% 2029	732	774
Freddie Mac 4.50% 2029	647	689
Freddie Mac, Series T-041, Class 3-A, 6.705% 2032[5]	539	636
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations[8] (continued)	(000)	(000)

Freddie Mac, Series 3233, Class PA, 6.00% 2036	$ 2,308	$ 2,542
Freddie Mac, Series 3312, Class PA, 5.50% 2037	2,245	2,439
Freddie Mac 5.00% 2038	5,513	5,889
Freddie Mac 6.50% 2038	910	1,024
Freddie Mac 4.50% 2039	737	776
Freddie Mac 5.00% 2040	6,514	7,016
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.462% 2037[5]	2,062	2,117
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A-2, 3.341% 2046[4]	5,625	5,910
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 2046[4]	7,000	7,426
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.901% 2049[5]	8,543	9,619
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class A-4, 5.716% 2051	2,000	2,244
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 6.056% 2038[5]	3,000	3,333
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039	10,000	11,094
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-M, 5.867% 2049[5]	5,000	5,372
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-3, 5.43% 2040	2,000	2,201
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A-M, 6.114% 2040[5]	5,500	5,995
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A-M, 6.425% 2045[5]	2,570	2,894
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.857% 2049[5]	9,100	10,230
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A-5, 5.342% 2043	3,000	3,344
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-M, 5.591% 2047[5]	3,000	3,188
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A-M, 6.122% 2051[5]	3,000	3,262
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.471% 2045[5]	4,869	4,862
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A-3, 6.093% 2049[5]	4,000	4,543
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A-4, 6.09% 2049[5]	4,000	4,517
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034	884	913
CS First Boston Mortgage Securities Corp., Series 2007-C5, Class A4, 5.695% 2040[5]	2,320	2,602
Commonwealth Bank of Australia 0.75% 2016[4]	3,000	2,977
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A-4, 5.694% 2050[5]	2,585	2,939
National Australia Bank 1.25% 2018[4]	3,000	2,916
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.392% 2044[5]	2,250	2,420
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A-M, 5.372% 2047	2,000	2,116
MASTR Alternative Loan Trust, Series 2004-2, Class 2-A-1, 6.00% 2034	2,129	2,096
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A-M, 6.084% 2050[5]	1,430	1,596
		770,429
Telecommunication services 1.21%

Wind Acquisition SA 11.75% 2017[4]	11,740	12,268
Wind Acquisition SA 11.75% 2017	€4,250	5,767
Wind Acquisition SA 7.25% 2018[4]	$3,875	3,923
Wind Acquisition SA 7.25% 2018[4]	3,600	3,609
Wind Acquisition SA 7.375% 2018	€2,835	3,732
Clearwire Communications and Clearwire Finance, Inc., Series B, 12.00% 2015[4]	$12,895	13,733
Clearwire Communications and Clearwire Finance, Inc., Series A, 12.00% 2015[4]	5,210	5,549
Clearwire Communications and Clearwire Finance, Inc. 12.00% 2017[4]	7,055	8,201
Leap Wireless International, Inc., Term Loan C, 4.75% 2020[5,8,9]	8,100	8,041
Cricket Communications, Inc. 7.75% 2020	10,300	9,939
Sprint Nextel Corp. 8.375% 2017	3,700	4,172
Sprint Nextel Corp. 9.125% 2017	2,750	3,176
Sprint Nextel Corp. 7.00% 2020	2,750	2,915
Sprint Nextel Corp. 11.50% 2021	3,700	4,940
NII Capital Corp. 7.875% 2019[4]	1,800	1,715
NII Capital Corp. 8.875% 2019	525	449
Bonds, notes & other debt instruments
	Principal amount	Value
Telecommunication services (continued)	(000)	(000)

NII Capital Corp. 11.375% 2019[4]	$4,535	$ 4,875
NII Capital Corp. 7.625% 2021	6,220	4,898
MetroPCS Wireless, Inc. 6.25% 2021[4]	5,325	5,438
MetroPCS Wireless, Inc. 6.625% 2023[4]	5,350	5,464
LightSquared, Term Loan B, 12.00% 2014[6,8,9,10]	8,325	9,074
Vodafone Group PLC, Term Loan B, 6.875% 2015[6,8,9]	5,981	6,085
Vodafone Group PLC, Term Loan B, 6.25% 2016[6,8,9]	2,191	2,257
Trilogy International Partners, LLC 10.25% 2016[4]	8,000	7,720
Deutsche Telekom International Finance BV 9.25% 2032	3,870	5,801
Deutsche Telekom International Finance BV 4.875% 2042[4]	200	196
Telecom Italia Capital SA, Series B, 5.25% 2013	2,200	2,228
Telecom Italia Capital SA 6.999% 2018	1,000	1,104
Telecom Italia Capital SA 7.175% 2019	2,000	2,235
France Télécom 4.125% 2021	5,000	5,057
Telefónica Emisiones, SAU 4.57% 2023	5,000	4,793
Intelsat Jackson Holding Co. 6.625% 2022[4]	3,950	3,851
SBC Communications Inc. 5.10% 2014	1,125	1,182
AT&T INC. 4.30% 2042	1,500	1,313
Verizon Communications Inc. 4.75% 2041	1,275	1,219
Verizon Communications Inc. 6.00% 2041	975	1,099
		168,018
Financials 1.06%

CIT Group Inc., Series C, 4.75% 2015[4]	4,570	4,656
CIT Group Inc. 5.00% 2017	5,700	5,850
Realogy Corp., Letter of Credit, 4.50% 2016[5,8,9]	822	822
Realogy Corp., Term Loan B, 4.50% 2020[5,8,9]	9,359	9,412
American International Group, Inc. 3.00% 2015	9,000	9,278
Hospitality Properties Trust 6.30% 2016	3,000	3,264
Hospitality Properties Trust 6.70% 2018	4,415	4,916
International Lease Finance Corp. 4.875% 2015	7,795	7,951
Morgan Stanley 1.75% 2016	8,000	7,929
Bank of America Corp. 5.75% 2017	3,100	3,447
Bank of America Corp. 5.00% 2021	3,000	3,202
Bank of America Corp. 3.30% 2023	1,295	1,226
Springleaf Finance Corp., Term Loan B, 5.50% 2017[5,8,9]	7,003	7,022
Citigroup Inc. 1.75% 2018	7,000	6,699
JPMorgan Chase & Co. 3.45% 2016	3,500	3,653
JPMorgan Chase & Co. 3.25% 2022	3,000	2,852
Kimco Realty Corp. 6.875% 2019	5,375	6,503
Bank of Nova Scotia 2.55% 2017	6,000	6,179
Prologis, Inc. 7.375% 2019	5,055	6,089
Barclays Bank PLC 5.125% 2020	5,000	5,537
Goldman Sachs Group, Inc. 2.375% 2018	5,000	4,913
Goldman Sachs Group, Inc. 3.625% 2023	515	493
Westfield Group 5.70% 2016[4]	3,700	4,137
Mack-Cali Realty Corp. 3.15% 2023	4,500	4,023
Monumental Global Funding III 0.477% 2014[4,5]	4,000	4,001
American Tower Corp. 4.625% 2015	3,595	3,800
BNP Paribas 5.00% 2021	3,250	3,459
Toronto-Dominion Bank 2.375% 2016	3,000	3,106
Developers Diversified Realty Corp. 7.50% 2017	2,500	2,901
Lazard Group LLC 7.125% 2015	2,585	2,808
Bonds, notes & other debt instruments
	Principal amount	Value
Financials (continued)	(000)	(000)

iStar Financial Inc., Series B, 9.00% 2017	$ 2,330	$ 2,610
ERP Operating LP 3.00% 2023	2,405	2,213
PNC Financial Services Group, Inc. 2.854% 2022	1,500	1,370
Corporate Office Properties Trust 3.60% 2023[4]	600	555
Brandywine Operating Partnership, LP 3.95% 2023	380	358
		147,234
Health care 1.04%

inVentiv Health Inc. 9.00% 2018[4]	3,350	3,509
inVentiv Health Inc. 10.75% 2018[4]	11,260	9,458
inVentiv Health Inc. 11.00% 2018[4]	4,802	4,034
Kinetic Concepts, Inc. 10.50% 2018	8,230	8,888
Kinetic Concepts, Inc. 12.50% 2019	4,600	4,784
VPI Escrow Corp. 6.375% 2020[4]	4,130	4,104
VPI Escrow Corp. 7.50% 2021[4]	5,700	5,907
Catalent Pharma Solutions Inc., Term Loan, 6.50% 2017[5,8,9]	2,445	2,436
PTS Acquisition Corp. 9.75% 2017	€5,495	7,439
Quintiles, Term Loan B-2, 4.50% 2018[5,8,9]	$ 9,761	9,814
Rotech Healthcare Inc. 10.75% 2015	5,190	5,300
Rotech Healthcare Inc. 10.50% 2018[10]	6,675	3,471
Bausch & Lomb Inc. 9.875% 2015	6,677	6,894
Novartis Capital Corp. 2.90% 2015	6,000	6,256
Surgical Care Affiliates, Inc. 8.875% 2015[4]	5,870	5,899
Surgical Care Affiliates, Inc. 10.00% 2017[4]	135	140
VWR Funding, Inc. 7.25% 2017	5,225	5,434
Express Scripts Inc. 3.125% 2016	5,000	5,202
Cardinal Health, Inc. 5.80% 2016	4,500	5,111
Patheon Inc., Term Loan B1, 7.25% 2018[5,8,9]	4,766	4,814
AbbVie Inc. 4.40% 2042[4]	4,930	4,603
Gilead Sciences, Inc. 3.05% 2016	4,300	4,548
Symbion Inc. 8.00% 2016	4,000	4,180
Centene Corp. 5.75% 2017	3,945	4,152
INC Research LLC 11.50% 2019[4]	3,685	3,980
GlaxoSmithKline Capital Inc. 1.50% 2017	4,000	3,975
Multiplan Inc. 9.875% 2018[4]	2,930	3,201
Apria Healthcare Group Inc., Term Loan B, 6.75% 2020[5,8,9]	2,960	2,952
Amgen Inc. 2.50% 2016	2,475	2,559
Grifols Inc. 8.25% 2018	2,160	2,333
		145,377
Industrials 0.90%

Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	15,570	16,426
Ply Gem Industries, Inc. 9.375% 2017	1,440	1,530
Ply Gem Industries, Inc. 8.25% 2018	10,006	10,706
Nortek Inc. 10.00% 2018	4,800	5,232
Nortek Inc. 8.50% 2021	6,095	6,552
General Electric Capital Corp. 3.10% 2023	8,000	7,568
General Electric Co. 4.125% 2042	2,500	2,339
Navios Maritime Acquisition Corporation and Navios Acquisition Finance (US) Inc. 8.625% 2017	4,370	4,490
Navios Maritime Holdings Inc. 8.875% 2017	1,065	1,108
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	4,370	4,162
JELD-WEN Escrow Corp. 12.25% 2017[4]	6,000	6,870
Euramax International, Inc. 9.50% 2016	6,965	6,704
Bonds, notes & other debt instruments
	Principal amount	Value
Industrials (continued)	(000)	(000)

Burlington Northern Santa Fe LLC 7.00% 2014	$1,945	$ 2,015
Burlington Northern Santa Fe LLC 4.10% 2021	2,000	2,112
Burlington Northern Santa Fe LLC 3.00% 2023	2,500	2,386
HD Supply, Inc. 11.50% 2020	4,985	5,795
DAE Aviation Holdings, Inc. 11.25% 2015[4]	5,677	5,705
Beechcraft Holdings, LLC., Term Loan, 5.75% 2020[5,8,9]	5,235	5,245
Union Pacific Corp. 5.75% 2017	830	959
Union Pacific Corp. 5.70% 2018	3,205	3,737
US Investigations Services, Inc. 10.50% 2015[4]	3,600	3,258
US Investigations Services, Inc. 11.75% 2016[4]	1,735	1,397
United Technologies Corp. 1.80% 2017	2,110	2,119
United Technologies Corp. 4.50% 2042	2,400	2,379
Norfolk Southern Corp. 5.75% 2016	2,255	2,510
Norfolk Southern Corp. 5.75% 2018	1,075	1,248
Norfolk Southern Corp. 4.837% 2041	67	67
R.R. Donnelley & Sons Co. 7.25% 2018	3,000	3,120
Atlas Copco AB 5.60% 2017[4]	2,750	3,064
Volvo Treasury AB 5.95% 2015[4]	2,205	2,371
Northwest Airlines, Inc., Term Loan B, 3.78% 2013[5,8,9]	259	256
Northwest Airlines, Inc., Term Loan A, 2.03% 2018[5,8,9]	1,506	1,415
CEVA Group PLC 11.625% 2016[4]	450	457
CEVA Group PLC 8.375% 2017[4]	183	180
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 2.051% 2014[5,8,9]	547	299
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[8]	108	112
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[8]	8	9
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 2021[4,8]	52	55
		125,957
Consumer discretionary 0.76%

MGM Resorts International 5.875% 2014	7,310	7,511
MGM Resorts International 8.625% 2019	7,975	9,052
MGM Resorts International 6.625% 2021	1,325	1,368
Caesars Entertainment Operating Co. 11.25% 2017	6,420	6,701
Caesars Entertainment Operating Co. 9.00% 2020[4]	2,900	2,777
Caesars Entertainment Operating Co. 9.00% 2020[4]	2,370	2,275
Caesars Entertainment Operating Co. 9.00% 2020[4]	2,000	1,915
Boyd Gaming Corp. 7.125% 2016	3,570	3,525
Boyd Gaming Corp. 9.125% 2018	5,945	6,227
Comcast Corp. 5.65% 2035	1,750	1,949
Comcast Corp. 6.95% 2037	5,125	6,478
CityCenter Holdings, LLC and CityCenter Finance Corp. 7.625% 2016	7,000	7,420
DISH DBS Corp. 4.25% 2018[4]	7,275	7,166
Toys “R” Us-Delaware, Inc. 7.375% 2016[4]	6,640	6,657
Dollar General Corp. 1.875% 2018	2,500	2,414
Dollar General Corp. 3.25% 2023	4,500	4,115
DaimlerChrysler North America Holding Corp. 2.40% 2017[4]	6,000	6,024
Volkswagen International Finance NV 2.375% 2017[4]	5,000	5,087
Cox Communications, Inc. 2.95% 2023[4]	5,000	4,555
Time Warner Cable Inc. 6.75% 2018	3,345	3,832
Time Warner Cable Inc. 8.75% 2019	180	221
Time Warner Inc. 6.25% 2041	2,500	2,771
Staples, Inc. 9.75% 2014	2,500	2,617
Bonds, notes & other debt instruments
	Principal amount	Value
Consumer discretionary (continued)	(000)	(000)

Ford Motor Co. 4.75% 2043	$ 2,065	$ 1,828
Thomson Reuters Corp. 5.95% 2013	1,575	1,578
Thomson Reuters Corp. 6.50% 2018	140	166
		106,229
Energy 0.65%

StatoilHydro ASA 1.80% 2016	4,000	4,106
StatoilHydro ASA 2.65% 2024	4,000	3,716
Statoil ASA 4.25% 2041	2,000	1,897
Enterprise Products Operating LLC 5.20% 2020	1,710	1,916
Enterprise Products Operating LLC 3.35% 2023	5,475	5,276
Devon Energy Corp. 3.25% 2022	6,500	6,304
Enbridge Energy Partners, LP, Series B, 6.50% 2018	1,900	2,208
Enbridge Energy Partners, LP 5.20% 2020	1,150	1,254
Enbridge Energy Partners, LP, Series B, 7.50% 2038	2,000	2,427
Apache Corp. 2.625% 2023	6,150	5,679
TransCanada PipeLines Ltd. 7.625% 2039	4,000	5,444
Alpha Natural Resources, Inc. 9.75% 2018	4,115	3,986
Alpha Natural Resources, Inc. 6.00% 2019	675	552
Alpha Natural Resources, Inc. 6.25% 2021	875	702
Transocean Inc. 5.05% 2016	4,500	4,897
Peabody Energy Corp. 6.00% 2018	3,905	3,929
Peabody Energy Corp. 6.25% 2021	875	849
NGPL PipeCo LLC 9.625% 2019[4]	4,390	4,566
Kinder Morgan Energy Partners, LP 6.00% 2017	3,120	3,516
Kinder Morgan Energy Partners, LP 3.45% 2023	1,000	940
Cenovus Energy Inc. 4.50% 2014	4,000	4,177
CONSOL Energy Inc. 8.00% 2017	1,455	1,539
CONSOL Energy Inc. 8.25% 2020	2,370	2,494
Teekay Corp. 8.50% 2020	3,200	3,496
Canadian Natural Resources Ltd. 5.70% 2017	3,000	3,404
Williams Partners L.P. 4.125% 2020	3,000	3,027
Williams Partners L.P. 4.00% 2021	195	191
Total Capital International 2.875% 2022	1,935	1,862
Total Capital International 2.70% 2023	1,085	1,017
Energy Transfer Partners, L.P. 3.60% 2023	3,000	2,812
Arch Coal, Inc. 7.00% 2019	1,475	1,235
Arch Coal, Inc. 7.25% 2021	1,525	1,266
		90,684
Federal agency bonds & notes 0.55%

Freddie Mac 2.50% 2016	18,000	18,905
Freddie Mac 1.00% 2017	22,000	21,764
Freddie Mac 0.75% 2018	7,000	6,784
Freddie Mac 1.375% 2020	14,000	13,220
Fannie Mae 6.25% 2029	9,575	12,626
CoBank, ACB 0.873% 2022[4,5]	3,805	3,449
		76,748
Materials 0.45%

FMG Resources 7.00% 2015[4]	1,175	1,193
FMG Resources 6.00% 2017[4]	6,735	6,583
FMG Resources 6.875% 2018[4]	5,035	4,991
Bonds, notes & other debt instruments
	Principal amount	Value
Materials (continued)	(000)	(000)

FMG Resources 8.25% 2019[4]	$ 400	$ 414
Xstrata Canada Financial Corp. 2.70% 2017[4,5]	2,000	1,941
Glencore Xstrata LLC 4.125% 2023[4]	9,145	8,168
Inmet Mining Corp. 8.75% 2020[4]	5,405	5,554
Inmet Mining Corp. 7.50% 2021[4]	3,310	3,186
ArcelorMittal 7.25% 2041[5]	7,845	7,413
Reynolds Group Inc. 5.75% 2020	4,805	4,853
CEMEX Finance LLC 9.375% 2022[4]	3,750	4,106
Rio Tinto Finance (USA) Ltd. 2.25% 2018	3,855	3,749
Ecolab Inc. 3.00% 2016	2,545	2,657
Newcrest Finance Pty Ltd. 4.20% 2022[4]	3,050	2,633
International Paper Co. 7.30% 2039	2,005	2,416
Teck Resources Ltd. 5.40% 2043	1,760	1,548
Newpage Corp., Term Loan B, 7.75% 2018[5,8,9]	1,313	1,331
Consolidated Minerals Ltd. 8.875% 2016[4]	600	585
		63,321
Utilities 0.29%

TXU, Term Loan, 4.693% 2017[5,8,9]	9,000	6,327
Texas Competitive Electric Holdings Co. LLC 11.50% 2020[4]	10,265	7,724
MidAmerican Energy Co. 5.95% 2017	1,375	1,593
PacifiCorp., First Mortgage Bonds, 5.65% 2018	1,250	1,460
MidAmerican Energy Holdings Co. 5.95% 2037	3,500	3,905
Electricité de France SA 6.50% 2019[4]	170	202
Electricité de France SA 6.95% 2039[4]	4,000	4,934
CenterPoint Energy Resources Corp. 4.50% 2021	4,690	5,125
American Electric Power Co. 2.95% 2022	4,020	3,748
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	2,733	2,733
Virginia Electric and Power Co., Series B, 5.95% 2017	1,800	2,093
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 2018[4,8]	666	709
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	50	60
		40,613
Information technology 0.29%

First Data Corp. 8.25% 2021[4]	2,269	2,326
First Data Corp. 11.75% 2021[4]	16,920	15,312
First Data Corp. 8.75% 2022[4,5,6]	5,150	5,317
SRA International, Inc., Term Loan B, 6.50% 2018[5,8,9]	6,443	6,416
SRA International, Inc. 11.00% 2019	3,865	4,020
Freescale Semiconductor, Inc. 10.125% 2018[4]	1,209	1,315
Freescale Semiconductor, Inc. 5.00% 2021[4]	5,370	5,115
		39,821
Consumer staples 0.28%

Rite Aid Corp. 10.25% 2019	4,655	5,260
Rite Aid Corp. 8.00% 2020	1,750	1,947
Altria Group, Inc. 2.95% 2023	3,185	2,954
Altria Group, Inc. 4.50% 2043	2,570	2,297
Anheuser-Busch InBev NV 3.625% 2015	4,250	4,464
Kraft Foods Inc. 2.25% 2017	2,560	2,580
Kraft Foods Inc. 5.375% 2020	1,570	1,773
Imperial Tobacco Finance PLC 3.50% 2023[4]	4,000	3,766
Bonds, notes & other debt instruments
	Principal amount	Value
Consumer staples (continued)	(000)	(000)

SABMiller Holdings Inc. 3.75% 2022[4]	$ 1,500	$ 1,528
SABMiller Holdings Inc. 4.95% 2042[4]	2,055	2,053
British American Tobacco International Finance PLC 9.50% 2018[4]	2,470	3,312
Pernod Ricard SA 2.95% 2017[4]	3,000	3,071
ConAgra Foods, Inc. 1.90% 2018	2,000	1,968
Kraft Foods Inc. 5.375% 2020	1,430	1,606
		38,579
Bonds & notes of governments outside the U.S. 0.04%

Polish Government 5.25% 2014	1,000	1,023
Polish Government 6.375% 2019	2,950	3,448
Latvia (Republic of) 2.75% 2020	1,500	1,395
		5,866
Asset-backed obligations[8] 0.02%

Origen Manufactured Housing Contract Trust, Series 2004-B, Class A-4, 5.46% 2035	1,800	1,876
RAMP Trust, Series 2003-RS11, Class A-I-7, 4.828% 2033	480	482
GE SeaCo Finance SRL, Series 2004-1, Class A, AMBAC insured, 0.493% 2019[4,5]	417	413
		2,771
Total bonds, notes & other debt instruments (cost: $3,025,217,000)		3,046,059
Short-term securities 11.50%

Freddie Mac 0.09%–0.16% due 7/15/2013–4/15/2014	467,000	466,642
Federal Home Loan Bank 0.055%–0.21% due 7/5–12/19/2013	304,550	304,500
Fannie Mae 0.08%–0.18% due 7/1/2013–1/13/2014	203,200	203,137
Coca-Cola Co. 0.14%–0.16% due 7/12–8/19/2013[4]	111,400	111,394
Merck & Co. Inc. 0.06%–0.08% due 7/15–7/29/2013[4]	92,900	92,896
Private Export Funding Corp. 0.24%–0.26% due 7/15–9/4/2013[4]	88,300	88,288
Paccar Financial Corp. 0.14% due 7/25–7/30/2013	52,400	52,391
Federal Farm Credit Banks 0.15%–0.19% due 8/13–11/21/2013	44,200	44,196
General Electric Capital Corp. 0.14% due 10/29/2013	40,800	40,777
Abbott Laboratories 0.10%–0.11% due 8/19–8/22/2013[4]	36,400	36,395
Chariot Funding, LLC 0.25% due 10/7/2013[4]	32,600	32,587
Wal-Mart Stores, Inc. 0.09%–0.10% due 7/30–8/12/2013[4]	28,000	27,997
Wells Fargo & Co. 0.15% due 8/15/2013	25,000	24,994
Emerson Electric Co. 0.10% due 7/22/2013[4]	19,800	19,799
NetJets Inc. 0.07% due 7/25/2013[4]	14,400	14,399
Army and Air Force Exchange Service 0.08% due 7/25/2013[4]	14,000	13,999
Honeywell International Inc. 0.11% due 9/23/2013[4]	13,000	12,996
Google Inc. 0.10% due 9/24/2013[4]	9,100	9,097
National Rural Utilities Cooperative Finance Corp. 0.10% due 8/2/2013	8,650	8,649
Total short-term securities (cost: $1,605,146,000)		1,605,133
Total investment securities (cost: $11,430,342,000)		14,238,793
Other assets less liabilities		(287,601)
Net assets		$13,951,192

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $45,297,000, which represented .32% of the net assets of the fund.
[3]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition	Cost	Value	Percent of
	dates	(000)	(000)	net assets

Beech Holdings, LLC	9/14/2009–2/15/2013	$ 25,687	$ 15,998.11%
CEVA Group PLC, Series A-2, 2.268% convertible preferred	3/10/2010–1/23/2012	8,674	5,443.04
Revel AC, Inc.	2/14/2011–10/25/2012	8,939	4,558.03
Revel AC, Inc. (CVR)	2/15/2011–3/15/2013	7,911	266.00
NewPage Holdings Inc.	6/22/2011–9/09/2011	4,418	2,241.02
Total restricted securities		$55,629	$28,506.20%

[4]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $794,872,000, which represented 5.70% of the net assets of the fund.
[5]	Coupon rate may change periodically.
[6]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[7]	Index-linked bond whose principal amount moves with a government price index.
[8]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[9]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $84,018,000, which represented .60% of the net assets of the fund.
[10]	Scheduled interest and/or principal payment was not received.

Key to abbreviations and symbol

ADR = American Depositary Receipts

CVR = Contingent Value Rights

€ = Euros

Global Balanced FundSM

Investment portfolio

June 30, 2013

unaudited

Common stocks 62.25%
		Value
Consumer staples 8.68%	Shares	(000)

Nestlé SA	29,240	$ 1,918
Anheuser-Busch InBev NV (ADR)	8,750	790
Anheuser-Busch InBev NV	8,300	739
Lorillard, Inc.	33,900	1,481
Procter & Gamble Co.	16,650	1,282
Pernod Ricard SA	10,170	1,127
Altria Group, Inc.	31,000	1,085
PepsiCo, Inc.	11,000	900
Costco Wholesale Corp.	7,720	853
Philip Morris International Inc.	9,400	814
Kimberly-Clark Corp.	8,000	777
Unilever PLC	18,200	737
Mead Johnson Nutrition Co.	9,100	721
SABMiller PLC	14,000	671
British American Tobacco PLC	9,950	510
		14,405
Financials 8.56%

HSBC Holdings PLC	194,000	$2,012
Sumitomo Mitsui Financial Group, Inc.	31,500	1,445
Link Real Estate Investment Trust	288,697	1,420
Suncorp Group Ltd.	83,902	915
Prudential PLC	53,500	875
Wells Fargo & Co.	20,000	825
AXA SA	40,300	792
AIA Group Ltd.	180,000	763
BNP Paribas SA	13,430	734
Grupo Financiero Santander México, SAB de CV, Class B (ADR)[1]	51,000	725
Macerich Co.	10,500	640
Siam Commercial Bank PCL	112,000	621
Bank of the Philippine Islands	270,000	600
McGraw Hill Financial, Inc.	10,400	553
British Land Co. PLC	61,844	533
Industrial and Commercial Bank of China Ltd., Class H	570,000	359
Goldman Sachs Group, Inc.	2,000	302
Sanlam Ltd.	21,100	98
		14,212
Information technology 7.90%

ASML Holding NV	47,969	3,785
Microsoft Corp.	87,000	3,004
Taiwan Semiconductor Manufacturing Co. Ltd.	637,000	2,359
Google Inc., Class A1	1,100	969
Texas Instruments Inc.	24,500	854
Common stocks
		Value
Information technology (continued)	Shares	(000)

Murata Manufacturing Co., Ltd.	11,000	$ 837
KLA-Tencor Corp.	12,000	669
Oracle Corp.	21,000	645
		13,122
Consumer discretionary 7.23%

Amazon.com, Inc.[1]	9,030	2,508
SES SA, Class A (FDR)	66,200	1,896
Home Depot, Inc.	23,530	1,823
Nissan Motor Co., Ltd.	166,500	1,687
Comcast Corp., Class A	21,930	918
General Motors Co.[1]	22,500	749
Tiffany & Co.		10,000
728
Hyundai Mobis Co., Ltd.	2,600	622
Industria de Diseño Textil, SA	4,770	589
Daimler AG	7,980	483
		12,003
Health care 6.69%

Bristol-Myers Squibb Co.	67,410	3,013
Merck & Co., Inc.	48,520	2,254
Humana Inc.	12,780	1,079
Novartis AG	12,360	878
Gilead Sciences, Inc.[1]	16,000	819
Pfizer Inc.	28,000	784
Novo Nordisk A/S, Class B	5,000	779
Bayer AG	7,200	768
Baxter International Inc.	10,600	734
		11,108
Industrials 6.49%

General Electric Co.	97,800	2,268
Schneider Electric SA	19,000	1,378
Cummins Inc.	9,100	987
Boeing Co.	9,500	973
ASSA ABLOY AB, Class B	22,000	862
KONE Oyj, Class B	10,700	850
Union Pacific Corp.	4,950	764
Wolseley PLC	14,300	660
Siemens AG	6,300	637
Deere & Co.	7,000	569
Aggreko PLC	20,100	502
Geberit AG	1,300	322
		10,772
Energy 5.56%

Chevron Corp.	16,930	2,003
Royal Dutch Shell PLC, Class B	53,470	1,769
Kinder Morgan, Inc.	38,500	1,469
Husky Energy Inc.	54,450	1,451
Enbridge Inc.	16,350	688
Enbridge Inc. (CAD denominated)	15,792	664
Spectra Energy Corp	22,800	786
ConocoPhillips	6,500	393
		9,223
Common stocks
		Value
Telecommunication services 3.98%	Shares	(000)

Advanced Info Service PCL	208,700	$ 1,898
OJSC MegaFon (GDR)[2]	43,000	1,344
OJSC MegaFon (GDR)	6,000	187
MTN Group Ltd.	40,100	746
SOFTBANK CORP.	12,500	730
Verizon Communications Inc.	13,850	697
HKT Trust, units	600,000	576
Telstra Corp. Ltd.	96,500	421
		6,599
Materials 3.24%

MeadWestvaco Corp.	34,000	1,160
Potash Corp. of Saskatchewan Inc.	19,000	724
Syngenta AG	1,760	689
Dow Chemical Co.	20,000	643
E.I. du Pont de Nemours and Co.	12,000	630
Nucor Corp.	12,000	520
L’Air Liquide SA, bonus shares[3]	3,871	478
Alcoa Inc.	40,000	313
Cliffs Natural Resources Inc.	13,000	211
		5,368
Utilities 1.29%

Power Assets Holdings Ltd.	134,000	1,156
Cheung Kong Infrastructure Holdings Ltd.	81,000	540
GDF SUEZ	22,787	446
		2,142
Miscellaneous 2.63%

Other common stocks in initial period of acquisition		4,367
Total common stocks (cost: $88,544,000)		103,321
Preferred securities 0.10%

Financials 0.10%

PNC Financial Services Group, Inc., Series P, noncumulative depositary shares	6,000	160
Total preferred securities (cost: $150,000)		160
Convertible securities 0.68%
	Principal amount
Consumer staples 0.68%	(000)

Shoprite Holdings Ltd. 6.50% convertible notes 2017	ZAR9,230	1,130
Total convertible securities (cost: $1,198,000)		1,130
Bonds, notes & other debt instruments 30.25%

Bonds & notes of governments & government agencies outside the U.S. 14.92%

German Government 4.25% 2014	€150	203
German Government, Series 6, 4.00% 2016	310	448
German Government, Series 7, 4.00% 2018	225	336
German Government, Series 8, 4.25% 2018	400	610
Bonds, notes & other debt instruments
	Principal amount	Value
Bonds & notes of governments & government agencies outside the U.S. (continued)	(000)	(000)

German Government 3.00% 2020	€250	$ 367
German Government, Series 9, 3.25% 2020	100	148
German Government 2.25% 2021	60	83
German Government 2.00% 2022	900	1,222
German Government 5.625% 2028	125	233
German Government 3.25% 2042	250	379
Japanese Government, Series 269, 1.30% 2015	¥ 12,500	129
Japanese Government, Series 275, 1.40% 2015	10,000	104
Japanese Government, Series 282, 1.70% 2016	5,000	53
Japanese Government, Series 296, 1.50% 2018	155,000	1,657
Japanese Government, Series 310, 1.00% 2020	123,000	1,274
Japanese Government, Series 136, 1.60% 2032	10,000	100
Japanese Government, Series 21, 2.30% 2035	25,000	279
Japanese Government, Series 36, 2.00% 2042	20,000	210
United Mexican States Government, Series M10, 8.00% 2015	MXN2,800	234
United Mexican States Government, Series M10, 7.75% 2017	8,500	725
United Mexican States Government 3.50% 2017[4]	1,486	124
United Mexican States Government 4.00% 2019[4]	1,486	128
United Mexican States Government, Series M, 6.50% 2021	7,000	572
United Mexican States Government, Series M20, 10.00% 2024	4,300	448
United Mexican States Government, Series M30, 10.00% 2036	2,500	257
United Mexican States Government 4.00% 2040[4]	2,476	211
Polish Government, Series 0414, 5.75% 2014	PLN 100	31
Polish Government, Series 1017, 5.25% 2017	1,500	480
Polish Government, Series 1020, 5.25% 2020	3,250	1,052
Polish Government 5.125% 2021	$100	109
Polish Government, Series 1021, 5.75% 2021	PLN1,770	590
Polish Government 5.00% 2022	$100	108
Swedish Government, Series 1049, 4.50% 2015	SKr5,200	830
Swedish Government, Series 1051, 3.75% 2017	2,000	326
Swedish Government, Series 1047, 5.00% 2020	2,450	442
Swedish Government, Series 3104, 3.50% 2028[4]	891	184
Netherlands Government Eurobond 3.25% 2015	€580	800
Netherlands Government 1.00% 2017	$100	100
Netherlands Government Eurobond 4.00% 2019	€150	225
Netherlands Government Eurobond 5.50% 2028	100	179
United Kingdom 4.50% 2019	£160	282
United Kingdom 3.75% 2020	75	128
United Kingdom 5.00% 2025	100	188
United Kingdom 4.75% 2038	70	131
United Kingdom 4.25% 2040	50	86
Singapore (Republic of) 3.625% 2014	S$170	139
Singapore (Republic of) 3.75% 2016	200	174
Singapore (Republic of) 4.00% 2018	110	98
Singapore (Republic of) 3.25% 2020	200	171
Singapore (Republic of) 2.25% 2021	180	143
Spanish Government 3.80% 2017	€150	199
Spanish Government 5.40% 2023	325	445
Malaysian Government, Series 0113, 3.172% 2016	MYR 300	95
Malaysian Government, Series 0210, 4.012% 2017	350	113
Malaysian Government, Series 0313, 3.48% 2023	1,360	424
Norwegian Government 4.25% 2017	NKr2,770	501
Norwegian Government 4.50% 2019	700	131
Bonds, notes & other debt instruments
	Principal amount	Value
Bonds & notes of governments & government agencies outside the U.S. (continued)	(000)	(000)

Austrian Government 3.65% 2022	€350	$ 520
South Korean Government 5.50% 2017	KRW 97,550	93
South Korean Government, Series 2106, 4.25% 2021	412,000	384
Russian Federation 6.20% 2018	RUB 3,100	92
Russian Federation 7.50% 2018	11,600	365
Irish Government 3.90% 2023	€210	269
Irish Government 5.40% 2025	100	141
Israeli Government 4.00% 2022	$200	204
Israeli Government 3.15% 2023	200	188
Chilean Government 5.50% 2020	CLP50,000	100
Chilean Government 6.00% 2021	60,000	123
Chilean Government 3.00% 2022[4]	45,677	95
Chilean Government 3.00% 2022[4]	11,426	24
Chilean Government 3.00% 2023[4]	11,428	24
Canadian Government 4.25% 2018	C$300	318
Kingdom of Denmark 4.00% 2019	DKr1,500	309
South Africa (Republic of), Series R-2023, 7.75% 2023	ZAR 850	87
South Africa (Republic of), Series R-214, 6.50% 2041	2,400	187
State of Qatar 3.125% 2017[2]	$250	260
Australia Government, Series 122, 5.25% 2019	A$250	253
Bermudan Government 5.603% 2020	$200	218
Colombia (Republic of) Global 4.375% 2021	200	209
Indonesia (Republic of) 4.875% 2021[2]	200	206
Peru (Republic of) 7.84% 2020	PEN480	199
Bahrain Government 5.50% 2020	$175	177
Morocco Government 4.25% 2022	200	177
Canada Housing Trust 3.35% 2020	C$100	100
		24,760
Corporate bonds & notes 8.77%
Financials 2.73%

Westfield Group 7.125% 2018[2]	$ 50	59
Westfield Group 6.75% 2019[2]	200	236
Westfield Group 4.625% 2021[2]	105	111
Goldman Sachs Group, Inc. 5.25% 2021	100	107
Goldman Sachs Group, Inc. 5.75% 2022	70	77
Goldman Sachs Group, Inc. 3.625% 2023	210	201
JPMorgan Chase & Co. 4.625% 2021	196	207
JPMorgan Chase & Co. 3.25% 2022	28	27
JPMorgan Chase & Co. 3.20% 2023	127	121
Citigroup Inc. 4.587% 2015	30	32
Citigroup Inc. 3.953% 2016	75	79
Citigroup Inc. 4.45% 2017	75	80
Citigroup Inc. 3.375% 2023	160	153
Bank of America Corp. 3.30% 2023	335	317
Wells Fargo & Co. 4.60% 2021	100	109
Wells Fargo & Co., Series I, 3.50% 2022	100	101
Korea Development Bank 3.875% 2017	200	206
Simon Property Group, LP 3.375% 2022	200	197
Ford Motor Credit Co. 2.375% 2018	200	193
Corporate Office Properties Trust 3.60% 2023[2]	200	185
Standard Chartered PLC 3.20% 2016[2]	103	108
Standard Chartered Bank 5.875% 2017	€50	74
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Financials (continued)	(000)	(000)

Prologis, Inc. 6.625% 2018	$ 50	$ 58
Prologis, Inc. 6.875% 2020	101	117
Morgan Stanley 1.75% 2016	150	149
Kimco Realty Corp., Series C, 5.783% 2016	100	111
VEB Finance Ltd. 6.902% 2020[2]	100	110
BNP Paribas 5.00% 2021	100	106
Boston Properties, Inc. 3.70% 2018	100	105
American International Group, Inc. 3.80% 2017	100	105
HSBC Holdings PLC 4.00% 2022	100	103
American Campus Communities, Inc. 3.75% 2023	100	96
PNC Financial Services Group, Inc. 2.854% 2022	100	91
Lloyds TSB Bank PLC 6.50% 2020	€60	86
RSA Insurance Group PLC 8.50% (undated)[5]	£50	79
Royal Bank of Scotland Group PLC 5.50% 2020	€50	74
Berkshire Hathaway Inc. 3.00% 2022	$75	73
Barclays Bank PLC 6.00% 2018	€50	72
AvalonBay Communities, Inc. 2.85% 2023	$20	18
		4,533
Energy 1.30%

Total Capital International 1.55% 2017	150	149
Total Capital International 2.875% 2022	250	241
Statoil ASA 3.125% 2017	40	42
Statoil ASA 3.15% 2022	160	158
StatoilHydro ASA 2.45% 2023	100	93
Reliance Holdings Ltd. 5.40% 2022[2]	250	254
Transocean Inc. 5.05% 2016	100	109
Transocean Inc. 6.375% 2021	105	118
Petrobras International Finance Co. 5.375% 2021	170	172
Chevron Corp. 2.355% 2022	150	141
Gazprom OJSC 5.875% 2015	€100	140
Kinder Morgan Energy Partners, LP 3.50% 2016	$100	105
Shell International Finance BV 1.125% 2017	100	98
Petróleos Mexicanos 4.875% 2022	50	51
Petróleos Mexicanos 6.50% 2041	45	47
Devon Energy Corp. 3.25% 2022	90	87
Spectra Energy Partners, LP 2.95% 2016	75	77
El Paso Pipeline Partners Operating Co., LLC 4.70% 2042	75	67
		2,149
Consumer staples 1.09%

Anheuser-Busch InBev NV 0.637% 2014[5]	175	175
Anheuser-Busch InBev NV 1.25% 2018	100	97
Anheuser-Busch InBev NV 2.625% 2023	150	141
Altria Group, Inc. 4.75% 2021	150	161
Altria Group, Inc. 4.25% 2042	150	129
Wal-Mart Stores, Inc. 2.80% 2016	150	158
Wal-Mart Stores, Inc. 2.55% 2023	75	70
SABMiller Holdings Inc. 2.45% 2017[2]	200	203
Kraft Foods Inc. 3.50% 2022	200	198
Pernod Ricard SA 4.45% 2022[2]	150	153
Philip Morris International Inc. 2.90% 2021	100	97
Coca-Cola Co. 1.80% 2016	85	87
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Consumer staples (continued)	(000)	(000)

PepsiCo, Inc. 2.50% 2016	$ 50	$ 52
Reynolds American Inc. 3.25% 2022	50	47
ConAgra Foods, Inc. 1.90% 2018	25	25
Procter & Gamble Co. 1.45% 2016	20	20
		1,813
Industrials 0.96%

General Electric Capital Corp. 0.91% 2014[5]	65	65
General Electric Capital Corp. 2.30% 2017	165	167
General Electric Capital Corp. 1.625% 2018	400	390
General Electric Capital Corp. 3.15% 2022	50	47
General Electric Capital Corp. 3.10% 2023	100	95
General Electric Capital Corp., Series A, junior subordinated 7.125% (undated)[5]	100	113
Union Pacific Corp. 2.75% 2023	100	95
Union Pacific Corp. 2.95% 2023	200	193
United Technologies Corp. 3.10% 2022	215	213
Red de Carreteras de Occidente 9.00% 2028	MXN2,000	146
The Boeing Company 0.95% 2018	$ 45	43
Burlington Northern Santa Fe LLC 3.00% 2023	35	33
		1,600
Consumer discretionary 0.86%

Dollar General Corp. 1.875% 2018	25	24
Dollar General Corp. 3.25% 2023	325	297
Time Warner Inc. 4.75% 2021	200	215
Time Warner Inc. 3.40% 2022	50	49
NBCUniversal Enterprise, Inc. 1.974% 2019[2]	200	195
NBCUniversal Media, LLC 4.375% 2021	50	54
Comcast Corp. 5.875% 2018	100	117
Comcast Corp. 2.85% 2023	50	48
DaimlerChrysler North America Holding Corp. 1.875% 2018[2]	150	147
President & Fellows of Harvard College 3.619% 2037	150	136
Time Warner Cable Inc. 4.125% 2021	100	98
McDonald’s Corp. 3.50% 2020	50	52
		1,432
Health care 0.70%

Amgen Inc. 2.50% 2016	175	181
Amgen Inc. 3.875% 2021	128	132
Amgen Inc. 5.375% 2043	240	249
AbbVie Inc. 2.90% 2022[2]	160	150
Aetna Inc. 2.75% 2022	150	138
Humana Inc. 3.15% 2022	100	93
Novartis Capital Corp. 2.90% 2015	50	52
Novartis Securities Investment Ltd. 5.125% 2019	25	29
Baxter International Inc. 3.20% 2023	70	69
Roche Holdings, Inc. 6.00% 2019[2]	50	60
		1,153
Information technology 0.44%

International Business Machines Corp. 1.95% 2016	200	205
International Business Machines Corp. 1.25% 2018	100	97
Samsung Electronics America, Inc. 1.75% 2017[2]	200	198
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Information technology (continued)	(000)	(000)

Xerox Corp. 2.95% 2017	$100	$ 101
First Data Corp. 7.375% 2019[2]	75	78
Cisco Systems, Inc. 0.523% 2014[5]	50	50
		729
Telecommunication services 0.30%

Deutsche Telekom International Finance BV 2.25% 2017[2]	150	151
Deutsche Telekom International Finance BV 6.00% 2017	€75	113
Verizon Communications Inc. 2.45% 2022	$125	114
Koninklijke KPN NV 3.75% 2020	€50	68
Telecom Italia Capital SA 7.175% 2019	$ 50	56
		502
Materials 0.22%

E.I. du Pont de Nemours and Co. 0.693% 2014[5]	115	115
ArcelorMittal 5.50% 2020[5]	65	65
ArcelorMittal 6.75% 2022[5]	35	36
Cliffs Natural Resources Inc. 4.875% 2021	110	100
Rio Tinto Finance (USA) Ltd. 2.50% 2016	50	51
		367
Utilities 0.17%

Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 2017	125	140
Enersis SA 7.375% 2014	50	52
National Grid PLC 6.30% 2016	40	45
E.ON International Finance BV 5.80% 2018[2]	25	29
PSEG Power LLC 2.75% 2016	15	16
		282
Total corporate bonds & notes		14,560
U.S. Treasury bonds & notes 3.80%
U.S. Treasury 3.67%

U.S. Treasury 0.25% 2015	450	449
U.S. Treasury 1.75% 2015	775	797
U.S. Treasury 1.50% 2016	70	72
U.S. Treasury 2.00% 2016	70	73
U.S. Treasury 4.50% 2016	750	827
U.S. Treasury 8.875% 2017	100	132
U.S. Treasury 0.625% 2018	200	193
U.S. Treasury 0.875% 2018	200	196
U.S. Treasury 3.75% 2018	180	201
U.S. Treasury 1.25% 2019	50	49
U.S. Treasury 3.125% 2019	625	678
U.S. Treasury 1.375% 2020	150	145
U.S. Treasury 3.50% 2020	200	221
U.S. Treasury 2.00% 2021	108	106
U.S. Treasury 2.125% 2021	200	199
U.S. Treasury 1.625% 2022	200	187
U.S. Treasury 2.00% 2022	75	73
U.S. Treasury 6.50% 2026	50	70
U.S. Treasury 4.75% 2041	70	87
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. Treasury bonds & notes — U.S. Treasury (continued)	(000)	(000)

U.S. Treasury 2.75% 2042	$ 640	$ 552
U.S. Treasury 2.75% 2042	75	65
U.S. Treasury 3.125% 2042	770	721
		6,093
U.S. Treasury inflation-protected securities[4] 0.13%

U.S. Treasury Inflation-Protected Security 0.125% 2017	123	126
U.S. Treasury Inflation-Protected Security 0.75% 2042	103	90
		216
Total U.S. Treasury bonds & notes		6,309
Mortgage-backed obligations[6] 2.76%

Fannie Mae 2.00% 2028	200	194
Fannie Mae 2.50% 2028	650	653
Fannie Mae 3.00% 2028	525	540
Fannie Mae 3.50% 2028	790	823
Fannie Mae 4.00% 2028	80	84
Fannie Mae 4.50% 2041	122	131
Fannie Mae 5.00% 2041	121	132
Fannie Mae 5.00% 2041	43	48
Fannie Mae 3.50% 2042	186	189
Fannie Mae 3.50% 2043	50	51
Fannie Mae 4.00% 2043	529	551
Fannie Mae 4.00% 2043	200	208
Fannie Mae 4.50% 2043	350	370
Government National Mortgage Assn. 3.50% 2043	299	308
Freddie Mac 5.00% 2041	203	221
Nordea Hypotek AB 4.00% 2014	SKr500	76
		4,579
Total bonds, notes & other debt instruments (cost: $51,975,000)		50,208

Short-term securities 8.56%

ExxonMobil Corp. 0.07% due 7/1/2013	$4,700	4,700
Federal Home Loan Bank 0.08% due 7/5/2013	2,200	2,200
Toronto-Dominion Holdings USA Inc. 0.13% due 7/18/2013[2]	1,600	1,600
Svenska Handelsbanken Inc. 0.145% due 8/26/2013[2]	1,500	1,499
Hydro-Québec 0.10% due 7/2/2013[2]	1,100	1,100
Unilever Capital Corp. 0.09% due 8/5/2013[2]	1,100	1,100
Sumitomo Mitsui Banking Corp. 0.15% due 7/25/2013[2]	1,000	1,000
Freddie Mac 0.08% due 9/9/2013	1,000	1,000
Total short-term securities (cost: $14,199,000)		14,199
Total investment securities (cost: $156,066,000)		169,018
Other assets less liabilities		(3,050)
Net assets		$165,968

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $10,536,000, which represented 6.35% of the net assets of the fund.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $478,000, which represented .29% of the net assets of the fund.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	Coupon rate may change periodically.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

Key to abbreviations and symbols

ADR = American Depositary Receipts

FDR = Fiduciary Depositary Receipts

GDR = Global Depositary Receipts

A$ = Australian dollars

CAD/C$ = Canadian dollars

CLP = Chilean pesos

DKr = Danish kroner

€ = Euros

£ = British pounds

¥ = Japanese yen

KRW = South Korean won

MXN = Mexican pesos

MYR = Malaysian ringgits

NKr = Norwegian kroner

PEN = Peruvian nuevos soles

PLN = Polish zloty

RUB = Russian rubles

SKr = Swedish kronor

S$ = Singapore dollars

ZAR = South African rand

Bond FundSM

Investment portfolio

June 30, 2013

unaudited

Bonds, notes & other debt instruments 92.14%
	Principal amount	Value
Mortgage-backed obligations[1] 27.57%	(000)	(000)

Fannie Mae 2.50% 2022	$17,517	$17,987
Fannie Mae 2.50% 2022	9,257	9,506
Fannie Mae 2.50% 2023	15,712	15,975
Fannie Mae 5.50% 2023	3,105	3,355
Fannie Mae 4.00% 2024	906	959
Fannie Mae 3.50% 2025	6,670	6,975
Fannie Mae 3.50% 2025	3,343	3,496
Fannie Mae 3.50% 2025	3,140	3,281
Fannie Mae 3.50% 2025	2,753	2,878
Fannie Mae 3.50% 2025	2,574	2,690
Fannie Mae 3.50% 2025	1,241	1,298
Fannie Mae 3.50% 2025	731	764
Fannie Mae 4.50% 2025	1,330	1,412
Fannie Mae, Series 2001-4, Class GA, 9.556% 2025[2]	29	33
Fannie Mae 3.50% 2026	11,159	11,661
Fannie Mae 3.50% 2026	1,643	1,716
Fannie Mae 6.00% 2026	957	1,055
Fannie Mae 2.50% 2027	30,304	30,504
Fannie Mae 2.50% 2027	23,900	24,057
Fannie Mae 2.50% 2027	16,925	17,037
Fannie Mae 2.50% 2027	16,732	16,842
Fannie Mae 2.50% 2027	16,711	16,821
Fannie Mae 2.50% 2027	16,689	16,799
Fannie Mae 2.50% 2027	12,385	12,461
Fannie Mae 2.50% 2027	6,238	6,279
Fannie Mae 2.50% 2027	3,975	4,000
Fannie Mae 2.50% 2027	3,886	3,912
Fannie Mae 2.50% 2027	2,608	2,624
Fannie Mae 3.00% 2027	52,161	53,771
Fannie Mae 3.00% 2027	29,277	30,163
Fannie Mae 5.50% 2027	723	788
Fannie Mae 6.00% 2027	1,800	1,980
Fannie Mae 2.50% 2028	17,471	17,581
Fannie Mae 2.50% 2028	16,264	16,363
Fannie Mae 2.50% 2028	9,439	9,501
Fannie Mae 2.50% 2028	3,879	3,903
Fannie Mae 3.00% 2028	54,970	56,396
Fannie Mae 3.00% 2028	9,722	9,996
Fannie Mae 3.50% 2028	40,000	41,688
Fannie Mae 4.00% 2028	22,083	23,280
Fannie Mae 6.00% 2028	625	688
Fannie Mae 5.00% 2035	14,068	15,217
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations[1] (continued)	(000)	(000)

Fannie Mae 6.00% 2035	$ 23	$ 25
Fannie Mae 6.00% 2036	1,588	1,730
Fannie Mae 6.00% 2036	184	200
Fannie Mae 6.00% 2036	25	28
Fannie Mae 1.89% 2037[2]	1,909	2,001
Fannie Mae 6.00% 2037	13,349	14,501
Fannie Mae 6.00% 2037	10,699	11,638
Fannie Mae 6.00% 2037	5,204	5,660
Fannie Mae 6.00% 2037	2,491	2,706
Fannie Mae 6.00% 2037	1,788	1,943
Fannie Mae 6.00% 2037	870	921
Fannie Mae 6.00% 2037	791	862
Fannie Mae 6.00% 2037	573	627
Fannie Mae 6.00% 2037	509	555
Fannie Mae 6.00% 2037	403	438
Fannie Mae 6.00% 2037	289	314
Fannie Mae 6.00% 2037	85	93
Fannie Mae 2.63% 2038[2]	362	389
Fannie Mae 5.50% 2038	12,910	14,003
Fannie Mae 5.50% 2038	1,527	1,658
Fannie Mae 6.00% 2038	50,889	55,365
Fannie Mae 6.00% 2038	37,954	41,230
Fannie Mae 6.00% 2038	6,328	6,874
Fannie Mae 6.00% 2038	6,105	6,640
Fannie Mae 6.00% 2038	965	1,049
Fannie Mae 6.00% 2038	414	450
Fannie Mae 6.00% 2038	16	17
Fannie Mae 3.49% 2039[2]	3,371	3,549
Fannie Mae 3.588% 2039[2]	3,024	3,189
Fannie Mae 3.71% 2039[2]	281	298
Fannie Mae 3.795% 2039[2]	373	395
Fannie Mae 3.914% 2039[2]	379	402
Fannie Mae 3.935% 2039[2]	850	898
Fannie Mae 3.935% 2039[2]	350	371
Fannie Mae 3.967% 2039[2]	1,408	1,501
Fannie Mae 6.00% 2039	24,145	26,229
Fannie Mae 6.00% 2039	1,187	1,291
Fannie Mae 6.00% 2039	519	570
Fannie Mae 6.00% 2039	255	277
Fannie Mae 6.00% 2039	149	161
Fannie Mae 4.408% 2040[2]	1,891	2,016
Fannie Mae 4.50% 2040	9,762	10,430
Fannie Mae 5.00% 2040	1,663	1,841
Fannie Mae 5.00% 2040	1,020	1,114
Fannie Mae 6.00% 2040	12,660	13,753
Fannie Mae 6.00% 2040	3,119	3,388
Fannie Mae 6.00% 2040	619	673
Fannie Mae 2.921% 2041[2]	2,681	2,762
Fannie Mae 3.562% 2041[2]	6,586	6,874
Fannie Mae 4.00% 2041	10,479	10,922
Fannie Mae 4.00% 2041	4,530	4,726
Fannie Mae 4.00% 2041	3,218	3,354
Fannie Mae 4.50% 2041	21,053	22,493
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations[1] (continued)	(000)	(000)

Fannie Mae 4.50% 2041	$ 20,308	$ 21,535
Fannie Mae 4.50% 2041	18,770	19,905
Fannie Mae 4.50% 2041	12,538	13,296
Fannie Mae 4.50% 2041	10,561	11,297
Fannie Mae 4.50% 2041	8,717	9,238
Fannie Mae 4.50% 2041	7,786	8,341
Fannie Mae 5.00% 2041	12,809	13,971
Fannie Mae 5.00% 2041	7,954	8,662
Fannie Mae 5.00% 2041	4,910	5,451
Fannie Mae 5.00% 2041	3,799	4,226
Fannie Mae 5.00% 2041	2,449	2,723
Fannie Mae 5.00% 2041	1,673	1,861
Fannie Mae 5.00% 2041	1,573	1,749
Fannie Mae 5.00% 2041	1,294	1,439
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	54	64
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	43	49
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	64	75
Fannie Mae 3.50% 2042	65,911	67,020
Fannie Mae 3.50% 2042	19,623	19,948
Fannie Mae 3.50% 2042	13,543	13,849
Fannie Mae, Series 2002-W1, Class 2A, 6.767% 2042[2]	81	97
Fannie Mae 3.00% 2043	51,605	50,420
Fannie Mae 3.50% 2043	312,240	316,924
Fannie Mae 4.00% 2043	97,870	101,953
Fannie Mae 5.00% 2043	22,000	23,678
Government National Mortgage Assn. 3.00% 2027	5,427	5,614
Government National Mortgage Assn. 2.50% 2028	67,617	68,333
Government National Mortgage Assn. 2.50% 2028	13,900	14,047
Government National Mortgage Assn. 2.50% 2028	13,900	14,038
Government National Mortgage Assn. 2.50% 2028	13,831	13,948
Government National Mortgage Assn. 2.50% 2028	12,086	12,214
Government National Mortgage Assn. 2.50% 2028	4,210	4,316
Government National Mortgage Assn. 2.50% 2028	4,131	4,172
Government National Mortgage Assn. 2.50% 2028	2,755	2,782
Government National Mortgage Assn. 4.50% 2040	3,880	4,184
Government National Mortgage Assn. 3.50% 2043	75,210	77,161
Government National Mortgage Assn. 3.50% 2043	74,805	76,886
Freddie Mac, Series K702, Class A2, multifamily 3.154% 2018	13,000	13,729
Freddie Mac, Series K023, Class A2, multifamily 2.307% 2022	13,495	12,626
Freddie Mac, Series K020, Class A2, multifamily 2.373% 2022	7,500	7,071
Freddie Mac 4.50% 2033	179	189
Freddie Mac 5.50% 2033	588	652
Freddie Mac 4.50% 2035	1,432	1,509
Freddie Mac, Series 3061, Class PN, 5.50% 2035	511	558
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036	1,034	978
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036	943	874
Freddie Mac, Series 3257, Class PA, 5.50% 2036	2,882	3,124
Freddie Mac 2.858% 2037[2]	965	1,027
Freddie Mac, Series 3318, Class JT, 5.50% 2037	1,606	1,743
Freddie Mac 5.00% 2038	89	96
Freddie Mac 5.00% 2038	2	3
Freddie Mac 5.50% 2038	17,153	18,428
Freddie Mac 5.50% 2038	818	878
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations[1] (continued)	(000)	(000)

Freddie Mac 5.50% 2038	$ 609	$ 654
Freddie Mac 3.722% 2039[2]	516	555
Freddie Mac 3.884% 2039[2]	1,361	1,433
Freddie Mac 4.50% 2039	5,145	5,416
Freddie Mac 4.50% 2039	930	979
Freddie Mac 4.50% 2039	340	357
Freddie Mac 4.50% 2039	247	260
Freddie Mac 4.50% 2039	104	109
Freddie Mac 5.50% 2039	1,114	1,197
Freddie Mac 4.50% 2040	3,606	3,800
Freddie Mac 4.50% 2040	2,744	2,892
Freddie Mac 4.50% 2040	1,361	1,434
Freddie Mac 5.50% 2040	4,081	4,384
Freddie Mac 4.50% 2041	18,164	19,452
Freddie Mac 4.50% 2041	11,017	11,779
Freddie Mac 4.50% 2041	10,060	10,761
Freddie Mac 4.50% 2041	3,564	3,752
Freddie Mac 4.50% 2041	1,785	1,885
Freddie Mac 4.50% 2041	1,672	1,765
Freddie Mac 4.50% 2041	979	1,039
Freddie Mac 4.50% 2041	789	833
Freddie Mac 5.00% 2041	11,781	13,056
Freddie Mac 5.50% 2041	5,633	6,051
Freddie Mac 3.50% 2043	13,500	13,671
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.462% 2037[2]	687	706
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A-4, 5.814% 2043[2]	4,000	4,403
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 6.056% 2045[2]	10,315	11,409
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 2046[3]	16,350	17,344
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.901% 2049[2]	29,330	33,024
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class A-4, 5.716% 2051	5,930	6,652
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 6.056% 2038[2]	11,335	12,594
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039	24,914	27,640
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-M, 5.867% 2049[2]	12,610	13,548
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 2037	931	958
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-3, 5.311% 2039	17,950	19,776
CS First Boston Mortgage Securities Corp., Series 2007-C2, Class A-M, 5.615% 2049[2]	10,650	11,345
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% 2049[2]	22,540	24,706
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A-3, 6.093% 2049[2]	6,195	7,037
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.392% 2044[2]	12,635	13,592
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	14,811	16,335
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A-4, 5.399% 2045	10,000	11,018
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A-M, 5.372% 2047	17,490	18,502
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-3, 5.43% 2040	3,000	3,302
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A-M, 6.114% 2040[2]	13,725	14,961
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A-M, 6.425% 2045[2]	2,110	2,376
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[3]	18,677	19,768
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A-5, 5.342% 2043	2,690	2,998
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-5, 5.50% 2047	2,700	3,037
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-M, 5.591% 2047[2]	8,810	9,363
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A-3, 5.937% 2049[2]	3,500	3,931
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class A-M, 5.406% 2044	5,025	5,398
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A-4, 6.09% 2049[2]	10,869	12,275
Banc of America Commercial Mortgage Inc., Series 2006-3, Class A-4, 5.889% 2044[2]	3,250	3,614
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations[1] (continued)	(000)	(000)

Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.857% 2049[2]	$ 2,405	$ 2,704
Banc of America Commercial Mortgage Inc., Series 2007-4, Class A-M, 6.002% 2051[2]	3,020	3,277
Banc of America Commercial Mortgage Inc., Series 2008-1, Class A-4, 6.395% 2051[2]	4,128	4,753
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A-3, 5.939% 2049[2]	2,500	2,743
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A-M, 6.339% 2049[2]	5,000	5,514
Royal Bank of Canada 3.125% 2015[3]	6,840	7,130
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A-5, 4.855% 2041[2]	2,425	2,523
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class AM, 4.805% 2043[2]	1,065	1,107
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A-4, 6.038% 2050[2]	1,955	2,204
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.471% 2045[2]	2,921	2,917
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A-M, 6.084% 2050[2]	2,380	2,657
Northern Rock PLC 5.625% 2017[3]	1,868	2,129
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A-4, 5.694% 2050[2]	1,755	1,995
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[3]	1,606	1,807
		2,374,623
U.S. Treasury bonds & notes 25.24%
U.S. Treasury 22.41%

U.S. Treasury 1.25% 2014	26,791	26,977
U.S. Treasury 0.50% 2016	30,000	29,868
U.S. Treasury 1.00% 2016	61,890	62,294
U.S. Treasury 1.50% 2016	76,570	78,404
U.S. Treasury 4.625% 2016	54,625	61,560
U.S. Treasury 5.125% 2016	49,000	55,266
U.S. Treasury 7.50% 2016	57,650	70,477
U.S. Treasury 0.50% 2017	1,795	1,751
U.S. Treasury 0.75% 2017	15,000	14,814
U.S. Treasury 1.00% 2017	275,655	275,837
U.S. Treasury 2.75% 2017	51,775	55,213
U.S. Treasury 4.625% 2017	49,450	55,994
U.S. Treasury 8.75% 2017	75,000	97,184
U.S. Treasury 0.625% 2018	139,665	134,983
U.S. Treasury 0.75% 2018	16,250	15,810
U.S. Treasury 0.75% 2018	1,795	1,751
U.S. Treasury 1.00% 2018	75,175	73,844
U.S. Treasury 3.50% 2018	43,650	48,021
U.S. Treasury 1.00% 2019	30,000	28,668
U.S. Treasury 1.125% 2019	30,000	29,099
U.S. Treasury 1.375% 2020	77,375	74,614
U.S. Treasury 8.75% 2020	40,000	58,356
U.S. Treasury 2.00% 2021	1,185	1,164
U.S. Treasury 3.625% 2021	7,500	8,330
U.S. Treasury 8.00% 2021	25,000	36,228
U.S. Treasury 1.625% 2022	206,865	192,904
U.S. Treasury 1.75% 2023	85,658	80,138
U.S. Treasury 7.625% 2025	20,000	30,014
U.S. Treasury 6.00% 2026	25,975	34,851
U.S. Treasury 6.50% 2026	20,275	28,499
U.S. Treasury 6.125% 2027	25,000	34,283
U.S. Treasury 4.25% 2039	5,306	6,103
U.S. Treasury 3.75% 2041	57,030	60,229
U.S. Treasury 3.00% 2042	5,974	5,447
U.S. Treasury 2.875% 2043	62,500	55,337
U.S. Treasury 3.125% 2043	6,000	5,602
		1,929,914
Bonds, notes & other debt instruments
U.S. Treasury bonds & notes (continued)	Principal amount	Value
U.S. Treasury inflation-protected securities[4] 2.83%	(000)	(000)

U.S. Treasury Inflation-Protected Security 1.875% 2013	$31,653	$ 31,700
U.S. Treasury Inflation-Protected Security 1.625% 2015	13,092	13,618
U.S. Treasury Inflation-Protected Security 0.125% 2018	94,637	97,080
U.S. Treasury Inflation-Protected Security 0.125% 2022	12,640	12,348
U.S. Treasury Inflation-Protected Security 0.125% 2023	31,664	30,666
U.S. Treasury Inflation-Protected Security 2.00% 2026	10,134	11,697
U.S. Treasury Inflation-Protected Security 0.75% 2042	12,864	11,308
U.S. Treasury Inflation-Protected Security 0.625% 2043	42,101	35,332
		243,749
Total U.S. Treasury bonds & notes		2,173,663
Financials 7.71%

Bank of America Corp. 3.75% 2016	14,625	15,340
Bank of America Corp. 2.00% 2018	9,100	8,821
Merrill Lynch & Co., Inc. 4.625% 2018	€2,890	3,963
Bank of America Corp. 5.65% 2018	$ 5,270	5,859
Bank of America Corp. 7.625% 2019	5,270	6,339
Bank of America Corp. 3.30% 2023	15,415	14,590
Bank of America Corp., Series U, junior subordinated 5.20% noncumulative (undated)[2]	1,500	1,418
Goldman Sachs Group, Inc. 1.476% 2018[2]	11,575	11,481
Goldman Sachs Group, Inc. 2.375% 2018	1,200	1,179
Goldman Sachs Group, Inc. 7.50% 2019	2,725	3,239
Goldman Sachs Group, Inc. 5.75% 2022	5,000	5,522
Goldman Sachs Group, Inc. 3.625% 2023	20,170	19,325
Goldman Sachs Group, Inc. 6.25% 2041	2,970	3,374
Morgan Stanley 3.80% 2016	5,000	5,203
Morgan Stanley 2.125% 2018	20,920	20,036
Morgan Stanley, Series F, 5.625% 2019	16,350	17,589
JPMorgan Chase & Co. 3.40% 2015	7,000	7,309
JPMorgan Chase & Co. 1.625% 2018	27,580	26,461
JPMorgan Chase & Co. 1.80% 2018	3,750	3,630
JPMorgan Chase & Co. 3.20% 2023	2,500	2,377
JPMorgan Chase & Co., Series Q, junior subordinated 5.15% (undated)[2]	1,200	1,149
HSBC Finance Corp. 0.705% 2016[2]	6,275	6,226
HSBC Bank PLC 1.50% 2018[3]	16,535	15,947
HSBC Holdings PLC 4.875% 2020	6,530	7,003
HSBC Holdings PLC 4.00% 2022	5,470	5,608
Westfield Group 7.50% 2014[3]	3,945	4,191
Westfield Group 5.70% 2016[3]	6,860	7,671
Westfield Group 7.125% 2018[3]	8,885	10,552
Westfield Group 4.625% 2021[3]	4,170	4,404
Westfield Group 3.375% 2022[3]	7,160	6,758
Citigroup Inc. 4.75% 2015	12,750	13,489
Citigroup Inc. 1.30% 2016	1,250	1,236
Citigroup Inc. 1.75% 2018	2,980	2,852
Citigroup Inc. 8.50% 2019	4,219	5,320
Citigroup Inc. 3.375% 2023	5,000	4,790
Citigroup Inc., Series D, junior subordinated 5.35% (undated)[2]	2,000	1,883
Standard Chartered PLC 3.85% 2015[3]	15,175	15,837
Standard Chartered PLC 3.20% 2016[3]	2,710	2,837
Standard Chartered Bank 3.95% 2023[3]	4,200	3,912
Bonds, notes & other debt instruments
	Principal amount	Value
Financials (continued)	(000)	(000)

Prologis, Inc. 6.125% 2016	$ 4,485	$ 5,056
Prologis, Inc. 6.625% 2018	13,385	15,417
Prologis, Inc. 7.375% 2019	805	970
American Express Co. 6.15% 2017	2,500	2,899
American Express Co. 0.863% 2018[2]	8,500	8,499
American Express Co. 1.55% 2018	9,800	9,521
Hospitality Properties Trust 7.875% 2014	1,700	1,768
Hospitality Properties Trust 5.125% 2015	765	792
Hospitality Properties Trust 6.30% 2016	300	326
Hospitality Properties Trust 5.625% 2017	3,835	4,144
Hospitality Properties Trust 6.70% 2018	7,920	8,819
Hospitality Properties Trust 5.00% 2022	1,000	999
Hospitality Properties Trust 4.50% 2023	3,705	3,583
Developers Diversified Realty Corp. 5.50% 2015	1,105	1,183
Developers Diversified Realty Corp. 9.625% 2016	10,520	12,533
Developers Diversified Realty Corp. 7.50% 2017	3,510	4,073
Developers Diversified Realty Corp. 4.75% 2018	775	833
Developers Diversified Realty Corp. 7.875% 2020	1,455	1,777
Wells Fargo & Co. 0.906% 2018[2]	7,325	7,296
Wells Fargo & Co. 1.50% 2018	9,675	9,443
Royal Bank of Scotland Group PLC 4.375% 2016	5,000	5,295
Royal Bank of Scotland PLC 5.625% 2020	3,470	3,768
RBS Capital Trust II 6.425% noncumulative trust (undated)[2]	4,125	3,341
Royal Bank of Scotland Group PLC, junior subordinated 6.99% (undated)[2,3,5]	2,450	2,315
Goodman Funding Pty Ltd. 6.00% 2022[3]	12,750	14,130
Kimco Realty Corp., Series C, 4.82% 2014	3,780	3,911
Kimco Realty Corp., Series C, 4.904% 2015	1,120	1,182
Kimco Realty Corp. 5.70% 2017	4,250	4,752
Kimco Realty Corp. 6.875% 2019	3,500	4,234
Regions Financial Corp. 7.75% 2014	1,572	1,699
Regions Financial Corp. 5.20% 2015	205	213
Regions Financial Corp. 5.75% 2015	740	799
Regions Financial Corp. 2.00% 2018	11,475	10,856
Simon Property Group, LP 4.20% 2015	2,430	2,532
Simon Property Group, LP 5.875% 2017	2,500	2,823
Simon Property Group, LP 10.35% 2019	5,655	7,838
UniCredito Italiano SpA 6.00% 2017[3]	12,385	12,644
PNC Financial Services Group, Inc. 2.854% 2022	12,100	11,053
CNA Financial Corp. 6.50% 2016	3,750	4,251
CNA Financial Corp. 7.35% 2019	1,800	2,181
CNA Financial Corp. 7.25% 2023	3,000	3,583
CIT Group Inc., Series C, 4.75% 2015[3]	5,550	5,654
CIT Group Inc. 5.00% 2017	1,000	1,026
CIT Group Inc., Series C, 5.50% 2019[3]	2,750	2,853
Korea Development Bank 8.00% 2014	8,750	9,067
ERP Operating LP 5.25% 2014	3,000	3,156
ERP Operating LP 7.125% 2017	380	441
ERP Operating LP 3.00% 2023	5,470	5,034
International Lease Finance Corp. 4.875% 2015	3,385	3,453
International Lease Finance Corp. 2.224% 2016[2]	5,000	4,988
Ford Motor Credit Co. 2.50% 2016	2,750	2,775
Ford Motor Credit Co. 2.375% 2018	5,750	5,540
American International Group, Inc. 3.80% 2017	7,250	7,605
Bonds, notes & other debt instruments
	Principal amount	Value
Financials (continued)	(000)	(000)

HBOS PLC 4.375% 2019[2]	€965	$ 1,223
HBOS PLC 6.00% 2033[3]	$6,177	5,696
American Tower Corp. 4.625% 2015	6,475	6,845
UDR, Inc., Series A, 5.25% 2015	5,400	5,700
Royal Bank of Canada 1.50% 2018	5,370	5,250
Brandywine Operating Partnership, LP 4.95% 2018	4,875	5,196
Realogy Corp., Letter of Credit, 4.50% 2016[1,2,6]	286	286
Realogy Corp. 7.875% 2019[3]	2,950	3,127
Realogy Corp., Term Loan B, 4.50% 2020[1,2,6]	857	862
Realogy Corp. 9.00% 2020[3]	750	840
iStar Financial Inc., Term Loan B, 4.50% 2017[1,2,6]	3,275	3,320
iStar Financial Inc., 4.875% 2018	1,650	1,555
QBE Insurance Group Ltd. 2.40% 2018[3]	4,870	4,778
UBS AG 5.75% 2018	2,240	2,590
UBS AG 4.875% 2020	1,774	1,961
Liberty Mutual Group Inc. 6.70% 2016[3]	3,750	4,268
Barclays Bank PLC 6.00% 2021	€2,750	3,876
ACE INA Holdings Inc. 5.875% 2014	$1,080	1,131
ACE INA Holdings Inc. 2.60% 2015	2,580	2,679
RSA Insurance Group PLC 9.375% 2039[2]	£1,275	2,403
RSA Insurance Group PLC 8.50% (undated)[2]	760	1,208
MetLife Capital Trust IV, junior subordinated 7.875% 2067[2,3]	$2,505	2,996
MetLife Capital Trust X, junior subordinated 9.25% 2068[2,3]	300	397
Alexandria Real Estate Equities, Inc. 3.90% 2023	3,350	3,203
AvalonBay Communities, Inc. 2.85% 2023	3,370	3,071
Intesa Sanpaolo SpA 6.50% 2021[3]	3,025	3,050
Northern Trust Corp. 4.625% 2014	2,825	2,923
American Campus Communities, Inc. 3.75% 2023	3,000	2,883
Mack-Cali Realty Corp. 2.50% 2017	2,910	2,862
Ryman Hospitality Properties, Inc. 5.00% 2021[3]	2,800	2,730
Assicurazioni Generali SpA 10.125% 2042	€1,500	2,354
FelCor Lodging Trust Inc. 5.625% 2023	$ 2,325	2,267
Host Hotels & Resorts LP 5.875% 2019	1,025	1,102
Host Hotels & Resorts LP 6.00% 2021	1,000	1,085
Monumental Global Funding III 5.25% 2014[3]	2,000	2,050
UnumProvident Finance Co. PLC 6.85% 2015[3]	1,500	1,672
AXA SA 8.60% 2030	1,325	1,607
Crescent Resources 10.25% 2017[3]	1,350	1,397
BBVA Bancomer SA 6.50% 2021[3]	1,075	1,134
HSBK (Europe) BV 7.25% 2021[3]	935	947
Santander Issuances, SA Unipersonal 6.50% 2019[2,3]	200	199
		664,366
Energy 4.15%

Enbridge Energy Partners, LP, Series B, 6.50% 2018	7,940	9,228
Enbridge Energy Partners, LP 9.875% 2019	10,500	13,723
Enbridge Energy Partners, LP 5.20% 2020	5,655	6,168
Enbridge Energy Partners, LP 4.20% 2021	8,500	8,653
StatoilHydro ASA 2.90% 2014	3,110	3,200
Statoil ASA 3.125% 2017	5,000	5,279
Statoil ASA 0.565% 2018[2]	10,555	10,573
StatoilHydro ASA 1.20% 2018	4,580	4,458
StatoilHydro ASA 5.25% 2019	4,950	5,726
StatoilHydro ASA 2.45% 2023	1,865	1,730
Bonds, notes & other debt instruments
	Principal amount	Value
Energy (continued)	(000)	(000)

TransCanada PipeLines Ltd. 6.50% 2018	$10,900	$13,106
TransCanada PipeLines Ltd., junior subordinated 6.35% 2067[2]	11,145	11,629
Chevron Corp. 1.718% 2018	6,015	5,964
Chevron Corp. 2.355% 2022	11,790	11,104
Chevron Corp. 3.191% 2023	5,950	5,930
Kinder Morgan Energy Partners, LP 6.00% 2017	380	428
Kinder Morgan Energy Partners, LP 6.85% 2020	7,650	9,116
Kinder Morgan Energy Partners, LP 3.50% 2023	5,810	5,453
Kinder Morgan Energy Partners, LP 6.50% 2037	900	1,011
Kinder Morgan Energy Partners, LP 6.95% 2038	3,500	4,155
Enterprise Products Operating LLC 5.20% 2020	1,260	1,411
Enterprise Products Operating LLC 4.05% 2022	5,000	5,117
Enterprise Products Operating LLC 3.35% 2023	1,275	1,229
Enterprise Products Operating LLC 4.85% 2042	10,000	9,470
Total Capital International 1.55% 2017	8,300	8,231
Total Capital International 2.875% 2022	7,005	6,742
Total Capital Canada Ltd. 2.75% 2023	2,140	2,004
Shell International Finance BV 4.00% 2014	4,860	4,982
Shell International Finance BV 3.10% 2015	5,000	5,242
Shell International Finance BV 3.625% 2042	6,600	5,859
Transocean Inc. 2.50% 2017	3,890	3,847
Transocean Inc. 6.375% 2021	8,170	9,193
Transocean Inc. 7.35% 2041	365	422
Petrobras International Finance Co. 5.75% 2020	6,130	6,406
Petrobras International Finance Co. 5.375% 2021	3,105	3,134
Petrobras Global Finance Co. 4.375% 2023	600	556
Petrobras International Finance Co. 6.875% 2040	2,240	2,286
Devon Energy Corp. 3.25% 2022	11,950	11,590
Anadarko Petroleum Corp. 6.375% 2017	10,000	11,507
Apache Corp. 2.625% 2023	9,645	8,906
Apache Corp. 4.25% 2044	2,690	2,412
Gazprom OJSC 5.092% 2015	10,500	11,104
Williams Partners L.P. and Williams Partners Finance Corp. 3.80% 2015	2,950	3,077
Williams Partners L.P. and Williams Partners Finance Corp. 5.25% 2020	6,035	6,492
El Paso Pipeline Partners Operating Co., LLC 5.00% 2021	8,500	9,158
Woodside Finance Ltd. 4.60% 2021[3]	6,535	6,882
Regency Energy Partners LP and Regency Energy Finance Corp. 6.50% 2021	3,000	3,150
Regency Energy Partners LP and Regency Energy Finance Corp. 5.50% 2023	2,675	2,648
NGPL PipeCo LLC 7.119% 2017[3]	775	756
NGPL PipeCo LLC 9.625% 2019[3]	4,600	4,784
Peabody Energy Corp. 6.00% 2018	3,300	3,321
Peabody Energy Corp. 6.25% 2021	2,200	2,134
Cenovus Energy Inc. 4.50% 2014	5,015	5,237
CONSOL Energy Inc. 8.25% 2020	4,900	5,157
BG Energy Capital PLC 4.00% 2021[3]	4,850	5,047
Husky Energy Inc. 7.25% 2019	3,390	4,181
Alpha Natural Resources, Inc. 9.75% 2018	1,000	969
Alpha Natural Resources, Inc. 6.00% 2019	2,275	1,860
Alpha Natural Resources, Inc. 6.25% 2021	1,425	1,144
Phillips 66 5.875% 2042	3,185	3,527
Canadian Natural Resources Ltd. 3.45% 2021	3,440	3,442
Laredo Petroleum, Inc. 9.50% 2019	2,850	3,149
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2019[1,3]	3,011	3,086
Bonds, notes & other debt instruments
	Principal amount	Value
Energy (continued)	(000)	(000)

Arch Coal, Inc. 7.00% 2019	$ 1,875	$ 1,570
Arch Coal, Inc. 7.25% 2021	1,525	1,266
Energy Transfer Partners, L.P. 5.20% 2022	2,500	2,649
Sabine Pass Liquefaction, LLC 5.625% 2021[3]	2,500	2,431
PDC Energy Inc. 7.75% 2022[3]	2,275	2,360
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 2021[1,3]	2,280	2,314
Ras Laffan Liquefied Natural Gas III 5.832% 2016[1]	1,163	1,239
Ras Laffan Liquefied Natural Gas II 5.298% 2020[1]	826	892
Energy Transfer Partners, L.P. 7.50% 2020	1,750	1,921
MarkWest Energy Partners, LP 4.50% 2023	1,675	1,541
Access Midstream Partners, L.P. 4.875% 2023	1,350	1,259
Samson Investment Co., 2nd Lien Term Loan B, 6.00% 2018[1,2,6]	150	150
		357,077
Health care 3.53%

AbbVie Inc. 1.75% 2017[3]	14,680	14,392
AbbVie Inc. 2.90% 2022[3]	16,950	15,873
AbbVie Inc. 4.40% 2042[3]	11,420	10,662
Express Scripts Inc. 2.75% 2014	8,750	8,945
Express Scripts Inc. 3.125% 2016	19,500	20,288
Express Scripts Inc. 2.65% 2017	5,000	5,094
Express Scripts Inc. 3.90% 2022	4,990	5,059
Gilead Sciences, Inc. 2.40% 2014	4,780	4,888
Gilead Sciences, Inc. 3.05% 2016	3,815	4,035
Gilead Sciences, Inc. 4.40% 2021	10,755	11,563
Gilead Sciences, Inc. 5.65% 2041	5,000	5,587
Roche Holdings, Inc. 6.00% 2019[3]	20,980	25,163
Amgen Inc. 2.50% 2016	5,000	5,169
Amgen Inc. 2.125% 2017	7,390	7,425
Amgen Inc. 3.625% 2022	3,335	3,339
Amgen Inc. 5.375% 2043	1,155	1,200
Schering-Plough Corp. 5.375% 2014	€3,955	5,461
Merck & Co., Inc. 2.80% 2023	$ 9,950	9,428
Cardinal Health, Inc. 4.00% 2015	2,715	2,868
Cardinal Health, Inc. 5.80% 2016	1,235	1,403
Cardinal Health, Inc. 1.90% 2017	2,370	2,335
Cardinal Health, Inc. 1.70% 2018	1,400	1,359
Cardinal Health, Inc. 4.625% 2020	5,880	6,294
UnitedHealth Group Inc. 1.40% 2017	3,020	2,967
UnitedHealth Group Inc. 2.875% 2023	10,540	9,918
Novartis Securities Investment Ltd. 5.125% 2019	8,630	9,941
Sanofi 0.586% 2014[2]	7,500	7,516
McKesson Corp. 0.95% 2015	855	853
McKesson Corp. 3.25% 2016	5,456	5,756
McKesson Corp. 2.70% 2022	955	892
Humana Inc. 3.15% 2022	4,825	4,484
Humana Inc. 4.625% 2042	2,675	2,409
Baxter International Inc. 1.85% 2018	1,975	1,961
Baxter International Inc. 3.20% 2023	4,795	4,710
Pfizer Inc. 6.20% 2019	5,000	6,034
Boston Scientific Corp. 6.00% 2020	4,950	5,608
Teve Pharmaceutical Finance Company BV, 2.95% 2022	5,700	5,348
Quintiles, Term Loan B-2, 4.50% 2018[1,2,6]	5,144	5,172
Bonds, notes & other debt instruments
	Principal amount	Value
Health care (continued)	(000)	(000)

Johnson & Johnson 0.365% 2014[2]	$5,000	$ 5,008
inVentiv Health Inc. 10.75% 2018[3]	5,650	4,746
HCA Inc. 6.375% 2015	1,000	1,050
HCA Inc., Term Loan B5, 3.026% 2017[1,2,6]	1,910	1,903
HCA Inc. 6.50% 2020	1,550	1,681
VPI Escrow Corp. 6.75% 2018[3]	3,000	3,079
VPI Escrow Corp. 6.375% 2020[3]	1,435	1,426
Symbion Inc. 8.00% 2016	3,825	3,997
Centene Corp. 5.75% 2017	3,600	3,789
Aetna Inc. 1.50% 2017	3,755	3,648
Kinetic Concepts, Inc. 10.50% 2018	630	680
Kinetic Concepts, Inc. 12.50% 2019	2,295	2,387
Select Medical Holdings Corp. 6.375% 2021[3]	2,725	2,602
VWR Funding, Inc. 7.25% 2017	2,500	2,600
Surgical Care Affiliates, Inc. 10.00% 2017[3]	2,500	2,588
Grifols Inc. 8.25% 2018	2,194	2,370
DJO Finance LLC 9.875% 2018	2,000	2,105
Tenet Healthcare Corp. 9.25% 2015	1,245	1,352
Tenet Healthcare Corp. 4.50% 2021[3]	625	584
Bausch & Lomb Inc., Bridge Loan, 6.25% 2018[1,2,6,7]	1,350	1,352
Patheon Inc., Term Loan B1, 7.25% 2018[1,2,6]	1,328	1,342
HealthSouth Corp. 5.75% 2024	1,040	1,017
Catalent Pharma Solutions Inc., Term Loan, 6.50% 2017[1,2,6]	1,000	996
Endo Pharmaceuticals Holdings Inc. 7.00% 2019	430	436
		304,137
Bonds & notes of governments & government agencies outside the U.S. 3.52%

Spanish Government 4.40% 2023	€27,150	34,364
Spanish Government 5.40% 2023	26,075	35,675
United Mexican States Government, Series M, 5.00% 2017	MXN 40,000	3,099
United Mexican States Government, Series M10, 7.75% 2017	139,500	11,898
United Mexican States Government Global 5.95% 2019	$9,090	10,449
United Mexican States Government, Series M, 8.00% 2020	MXN80,000	7,074
United Mexican States Government Global, Series A, 6.05% 2040	$ 5,000	5,475
Polish Government 6.375% 2019	23,515	27,485
Polish Government 5.125% 2021	5,000	5,450
Polish Government 5.00% 2022	1,100	1,185
Japanese Government, Series 310, 1.00% 2020	¥2,582,100	26,753
Japanese Government, Series 29, 2.40% 2038	522,350	5,926
Lithuania (Republic of) 7.375% 2020	$ 4,500	5,366
Lithuania (Republic of) 6.125% 2021[3]	5,830	6,530
Lithuania (Republic of) 6.625% 2022[3]	3,000	3,458
Latvia (Republic of) 5.25% 2021	12,500	13,266
Croatian Government 6.625% 2020[3]	3,065	3,266
Croatian Government 6.625% 2020	1,195	1,273
Croatian Government 6.375% 2021[3]	3,340	3,511
Croatian Government 6.375% 2021	1,500	1,577
Croatian Government 5.50% 2023[3]	1,625	1,584
Russian Federation 3.25% 2017[3]	7,600	7,837
Russian Federation 5.625% 2042[3]	2,600	2,704
Slovenia (Republic of) 5.50% 2022	650	600
Slovenia (Republic of) 5.85% 2023[3]	8,400	7,833
Bermudan Government 5.603% 2020[3]	3,625	3,951
Bonds, notes & other debt instruments
	Principal amount	Value
Bonds & notes of governments & government agencies outside the U.S. (continued)	(000)	(000)

Bermudan Government 5.603% 2020	$2,735	$ 2,981
Bermudan Government 4.138% 2023[3]	1,000	990
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 2.90% 2014[3]	7,155	7,373
Swedish Government, Series 105, 3.50% 2022	SKr43,050	7,149
France Government Agency-Guaranteed, Société Finance 2.875% 2014[3]	$6,870	7,069
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	6,000	6,711
Israeli Government 4.00% 2022	6,235	6,353
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 3.45% 2014[3]	5,570	5,744
Hungarian Government 4.75% 2015	750	763
Hungarian Government 4.125% 2018	2,310	2,255
Hungarian Government 6.25% 2020	2,425	2,546
Hungarian Government 6.375% 2021	150	157
South Korean Government 5.75% 2014	4,800	4,976
European Investment Bank 4.25% 2014	€3,070	4,206
Bank Nederlandse Gemeenten 3.75% 2014	3,120	4,164
Canadian Government 4.25% 2026[4]	C$1,399	1,916
German Government 3.25% 2042	€430	652
		303,594
Consumer discretionary 3.44%

NBCUniversal Enterprise, Inc. 0.817% 2016[2,3]	$16,100	16,159
NBCUniversal Enterprise, Inc. 1.974% 2019[3]	4,330	4,218
NBCUniversal Media, LLC 5.15% 2020	15,500	17,665
NBCUniversal Media, LLC 2.875% 2023	2,500	2,378
NBCUniversal Enterprise, Inc. 5.25% (undated)[3]	1,750	1,753
Dollar General Corp. 4.125% 2017	3,333	3,518
Dollar General Corp. 1.875% 2018	6,667	6,437
Dollar General Corp. 3.25% 2023	21,300	19,479
Comcast Corp. 5.85% 2015	4,525	5,041
Comcast Corp. 6.30% 2017	1,880	2,223
Comcast Corp. 5.875% 2018	4,800	5,608
Comcast Corp. 5.15% 2020	2,500	2,861
Comcast Corp. 5.50% 2029	£1,160	1,974
Comcast Corp. 6.95% 2037	$ 630	796
Comcast Corp. 6.40% 2038	3,200	3,836
DaimlerChrysler North America Holding Corp. 1.25% 2016[3]	7,000	6,958
DaimlerChrysler North America Holding Corp. 2.625% 2016[3]	8,000	8,216
DaimlerChrysler North America Holding Corp. 8.50% 2031	2,650	3,762
Time Warner Cable Inc. 7.50% 2014	1,185	1,243
Time Warner Cable Inc. 8.25% 2014	7,925	8,289
Time Warner Cable Inc. 6.75% 2018	2,650	3,036
Time Warner Cable Inc. 4.00% 2021	4,890	4,689
Time Warner Inc. 4.75% 2021	6,700	7,216
AOL Time Warner Inc. 7.625% 2031	1,750	2,213
Time Warner Inc. 6.20% 2040	5,450	6,025
News America Inc. 4.50% 2021	7,930	8,505
News America Inc. 6.15% 2037	1,000	1,089
MGM Resorts International 5.875% 2014	3,200	3,288
MGM Resorts International 6.875% 2016	1,000	1,075
MGM Resorts International 7.50% 2016	1,875	2,053
MGM Resorts International 6.75% 2020	875	908
MGM Resorts International 7.75% 2022	2,000	2,183
Volkswagen International Finance NV 1.625% 2013[3]	4,750	4,756
Volkswagen International Finance NV 4.00% 2020[3]	4,200	4,451
Bonds, notes & other debt instruments
	Principal amount	Value
Consumer discretionary (continued)	(000)	(000)

Cox Communications, Inc. 5.45% 2014	$ 480	$ 512
Cox Communications, Inc. 2.95% 2023[3]	9,250	8,426
Macy’s Retail Holdings, Inc. 7.875% 2015[2]	7,354	8,341
Home Depot, Inc. 4.40% 2021	7,500	8,242
RCI Banque 3.50% 2018[3]	7,500	7,436
Boyd Gaming Corp. 7.125% 2016	2,350	2,321
Boyd Gaming Corp. 9.125% 2018	3,600	3,771
Walt Disney Co. 5.50% 2019	5,000	5,837
Limited Brands, Inc. 8.50% 2019	1,421	1,655
Limited Brands, Inc. 7.00% 2020	345	385
Limited Brands, Inc. 6.625% 2021	3,150	3,437
PETCO Animal Supplies, Inc. 9.25% 2018[3]	5,000	5,413
WPP Finance 2010 4.75% 2021	5,060	5,240
Neiman Marcus Group, Inc., Term Loan B, 4.00% 2018[1,2,6]	4,975	4,965
Omnicom Group Inc. 3.625% 2022	5,000	4,829
Needle Merger Sub Corp. 8.125% 2019[3]	4,000	4,100
Toys “R” Us-Delaware, Inc., Term Loan B, 6.00% 2016[1,2,6]	1,473	1,454
Toys “R” Us Property Co. II, LLC 8.50% 2017	800	835
Toys “R” Us Property Co. I, LLC 10.75% 2017	500	530
Toys “R” Us-Delaware, Inc., Term Loan B2, 5.25% 2018[1,2,6]	1,131	1,089
Michaels Stores, Inc. 7.75% 2018	3,400	3,655
Target Corp. 6.00% 2018	3,000	3,528
J.C. Penney Co., Inc. 5.75% 2018	3,859	3,406
CityCenter Holdings, LLC and CityCenter Finance Corp. 7.625% 2016	3,000	3,180
Mohegan Tribal Gaming Authority 11.00% 2018[2,3,7]	3,300	3,127
Mediacom LLC and Mediacom Capital Corp. 9.125% 2019	1,850	1,998
Mediacom LLC and Mediacom Capital Corp. 7.25% 2022	975	1,031
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[3]	2,725	2,786
DISH DBS Corp. 4.625% 2017	1,050	1,060
DISH DBS Corp. 7.875% 2019	700	787
DISH DBS Corp. 6.75% 2021	775	827
Six Flags Entertainment Corp. 5.25% 2021[3]	2,500	2,419
Cinemark USA, Inc. 5.125% 2022	2,250	2,182
Cinemark USA, Inc. 4.875% 2023[3]	200	192
Staples, Inc. 9.75% 2014	2,250	2,356
General Motors Financial Co. 3.25% 2018[3]	1,700	1,657
General Motors Financial Co. 6.75% 2018	300	328
Burlington Coat Factory Warehouse Corp. 10.00% 2019	1,475	1,637
Quebecor Media Inc. 5.75% 2023	1,575	1,543
Laureate Education, Inc. 9.25% 2019[3]	1,275	1,371
Univision Communications Inc., Term Loan C3, 4.00% 2020[1,2,6]	1,372	1,362
Sally Holdings LLC and Sally Capital Inc. 6.875% 2019	1,200	1,293
Seminole Tribe of Florida 5.798% 2013[1,3]	265	268
Seminole Tribe of Florida 7.804% 2020[1,3]	940	1,001
The Weather Company, Term Loan, 7.00% 2020[1,2,6]	500	506
Grupo Televisa, SAB 7.25% 2043	MXN6,080	400
		296,619
Industrials 3.28%

General Electric Capital Corp. 2.30% 2017	$5,000	5,072
General Electric Capital Corp. 0.994% 2018[2]	5,212	5,240
General Electric Capital Corp. 1.625% 2018	6,788	6,617
General Electric Co. 2.70% 2022	7,500	7,108
Bonds, notes & other debt instruments
	Principal amount	Value
Industrials (continued)	(000)	(000)

General Electric Capital Corp. 3.10% 2023	$12,460	$11,787
General Electric Capital Corp., Series C, junior subordinated 5.25% (undated)[2]	5,000	4,788
Volvo Treasury AB 5.95% 2015[3]	34,000	36,558
Burlington Northern Santa Fe LLC 7.00% 2014	6,480	6,712
Burlington Northern Santa Fe LLC 5.65% 2017	5,500	6,243
Burlington Northern Santa Fe LLC 5.75% 2018	1,505	1,729
Burlington Northern Santa Fe LLC 4.70% 2019	7,480	8,313
Burlington Northern Santa Fe LLC 3.45% 2021	2,240	2,249
Burlington Northern Santa Fe LLC 3.05% 2022	2,700	2,609
Burlington Northern Santa Fe LLC 3.00% 2023	2,610	2,491
Burlington Northern Santa Fe LLC 4.45% 2043	2,710	2,538
BNSF Funding Trust I 6.613% 2055[2]	1,680	1,894
Norfolk Southern Corp. 5.75% 2016	5,270	5,866
Norfolk Southern Corp. 3.00% 2022	10,250	9,911
Norfolk Southern Corp. 4.837% 2041	8,061	8,075
United Technologies Corp. 1.80% 2017	2,340	2,350
United Technologies Corp. 3.10% 2022	8,745	8,650
United Technologies Corp. 4.50% 2042	8,630	8,554
Union Pacific Corp. 5.125% 2014	2,300	2,365
Union Pacific Corp. 4.00% 2021	7,500	8,047
Union Pacific Corp. 4.163% 2022	2,314	2,465
Waste Management, Inc. 4.60% 2021	3,345	3,595
Waste Management, Inc. 2.90% 2022	9,515	8,757
Canadian National Railway Co. 4.95% 2014	1,430	1,463
Canadian National Railway Co. 5.55% 2018	5,000	5,777
Canadian National Railway Co. 2.85% 2021	5,000	4,893
United Air Lines, 1991 Equipment Trust Certificates, Series A, 10.11% 2006[1,5,8]	230	—
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[1]	57	61
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[1]	276	287
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[1]	970	1,020
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[1]	2,170	2,316
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[1]	598	650
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 2021[1]	627	660
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[1]	478	515
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[1]	2,283	2,543
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[1]	1,039	1,183
European Aeronautic Defence and Space Company 2.70% 2023[3]	7,500	7,047
Northrop Grumman Corp. 5.05% 2019	6,180	6,906
Northwest Airlines, Inc., Term Loan A, 2.03% 2018[1,2,6]	6,407	6,023
Republic Services, Inc. 5.00% 2020	5,000	5,479
CSX Corp. 6.25% 2015	5,000	5,464
DAE Aviation Holdings, Inc. 11.25% 2015[3]	4,851	4,875
ABB Finance (USA) Inc. 1.625% 2017	3,030	3,012
ABB Finance (USA) Inc. 2.875% 2022	1,410	1,353
Ply Gem Industries, Inc. 8.25% 2018	3,804	4,070
TransDigm Inc. 7.75% 2018	210	222
TransDigm Inc. 5.50% 2020[3]	3,500	3,325
Nielsen Finance LLC and Nielsen Finance Co. 11.625% 2014	1,955	2,058
Nielsen Finance LLC and Nielsen Finance Co. 7.75% 2018	1,000	1,080
Esterline Technologies Corp. 7.00% 2020	2,475	2,667
Brunswick Rail Finance Ltd. 6.50% 2017[3]	1,650	1,637
Brunswick Rail Finance Ltd. 6.50% 2017	1,000	992
Atlas Copco AB 5.60% 2017[3]	2,340	2,607
Bonds, notes & other debt instruments
	Principal amount	Value
Industrials (continued)	(000)	(000)

BE Aerospace, Inc. 5.25% 2022	$ 2,475	$ 2,475
US Investigations Services, Inc. 11.75% 2016[3]	3,010	2,423
CNH Capital LLC 3.875% 2015	2,300	2,323
ARAMARK Corp., Term Loan D, 4.00% 2019[1,2,6]	2,000	2,009
RBS Global, Inc. and Rexnord LLC 8.50% 2018	1,800	1,921
Euramax International, Inc. 9.50% 2016	1,775	1,708
Caterpillar Financial Services Corp., Series F, 6.20% 2013	1,610	1,633
Watco Companies 6.375% 2023[3]	1,505	1,505
Far East Capital Limited SA 8.00% 2018[3]	540	501
Far East Capital Limited SA 8.75% 2020[3]	1,085	996
Beechcraft Holdings, LLC., Term Loan, 5.75% 2020[1,2,6]	1,000	1,002
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[3]	925	934
Florida East Coast Railway Corp. 8.125% 2017	800	850
Avianca Holdings SA, 8.375% 2020[3]	700	730
Nortek Inc. 8.50% 2021	600	645
ADS Waste Escrow 8.25% 2020[3]	325	333
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 2.051% 2014[1,2,6]	160	87
		282,843
Utilities 2.61%

Consumers Energy Co., First Mortgage Bonds, Series P, 5.50% 2016	11,420	12,938
Consumers Energy Co., First Mortgage Bonds, 5.15% 2017	9,505	10,720
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	9,290	11,152
CMS Energy Corp. 8.75% 2019	2,000	2,582
Ohio Edison Co. 6.40% 2016	7,750	8,853
FirstEnergy Corp., Series A, 2.75% 2018	4,400	4,287
Cleveland Electric Illuminating Co. 8.875% 2018	7,475	9,725
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	13,750	19,064
Public Service Co. of Colorado 5.80% 2018	7,860	9,297
Public Service Co. of Colorado 3.20% 2020	5,000	5,129
Northern States Power Co., First Mortgage Bonds, 2.15% 2022	3,585	3,295
CenterPoint Energy Resources Corp. 4.50% 2021	13,855	15,139
PG&E Corp. 5.75% 2014	2,000	2,074
Pacific Gas and Electric Co. 2.45% 2022	7,500	6,939
Pacific Gas and Electric Co. 3.25% 2023	5,200	5,100
Virginia Electric and Power Co. 1.20% 2018	5,400	5,237
Virginia Electric and Power Co. 2.95% 2022	7,000	6,916
MidAmerican Energy Holdings Co., Series D, 5.00% 2014	2,200	2,260
MidAmerican Energy Holdings Co. 5.75% 2018	7,740	8,992
Teco Finance, Inc. 4.00% 2016	15	16
Teco Finance, Inc. 6.572% 2017	831	969
Teco Finance, Inc. 5.15% 2020	325	360
Tampa Electric Co. 2.60% 2022	4,250	3,948
Tampa Electric Co. 4.10% 2042	3,240	3,004
Veolia Environnement 6.00% 2018	4,690	5,436
Veolia Environnement 6.125% 2033	€700	1,142
Wisconsin Electric Power Co. 2.95% 2021	$6,445	6,463
PSEG Power LLC 2.75% 2016	3,400	3,508
Public Service Electric and Gas Co., Series E, 5.30% 2018	2,460	2,844
Progress Energy, Inc. 7.05% 2019	3,180	3,856
Progress Energy, Inc. 7.75% 2031	1,920	2,493
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series Q, 5.45% 2013	2,850	2,873
NV Energy, Inc 6.25% 2020	2,750	3,234
Bonds, notes & other debt instruments
	Principal amount	Value
Utilities (continued)	(000)	(000)

E.ON International Finance BV 5.80% 2018[3]	$ 5,000	$ 5,807
Niagara Mohawk Power 3.553% 2014[3]	2,625	2,714
National Grid PLC 6.30% 2016	2,315	2,620
CEZ, a s 4.25% 2022[3]	5,285	5,271
Consolidated Edison Company of New York, Inc. Series 2013-A, 3.95% 2043	4,160	3,784
AES Corp. 8.00% 2020	2,000	2,290
AES Corp. 7.375% 2021	975	1,075
NRG Energy, Inc. 6.625% 2023[3]	3,000	3,015
American Electric Power Co. 1.65% 2017	2,870	2,792
TXU, Term Loan, 4.693% 2017[1,2,6]	3,749	2,636
Iberdrola Finance Ireland 3.80% 2014[3]	1,615	1,657
Midwest Generation, LLC, Series B, 8.56% 2016[1,5]	1,307	1,222
		224,728
Telecommunication services 2.44%

Verizon Communications Inc. 7.375% 2013	5,000	5,120
Verizon Communications Inc. 5.55% 2014	46,250	47,488
Verizon Communications Inc. 8.50% 2018	1,000	1,300
Verizon Communications Inc. 8.75% 2018	2,438	3,180
Verizon Communications Inc. 2.45% 2022	2,045	1,857
Koninklijke KPN NV 8.375% 2030	19,030	23,595
Koninklijke KPN NV, junior subordinated 6.125% (undated)[2]	€500	642
Vodafone Group PLC 0.90% 2016	$14,000	13,776
Vodafone Group PLC, Term Loan B, 6.25% 2016[1,6,7]	3,145	3,240
Vodafone Group PLC 2.95% 2023	1,956	1,811
Telecom Italia Capital SA 6.999% 2018	3,910	4,316
Telecom Italia Capital SA 7.175% 2019	3,343	3,736
Telecom Italia Capital SA 7.20% 2036	1,758	1,741
Telecom Italia Capital SA 7.721% 2038	7,575	7,731
Deutsche Telekom International Finance BV 5.875% 2013	1,400	1,410
Deutsche Telekom International Finance BV 3.125% 2016[3]	5,495	5,736
Deutsche Telekom International Finance BV 9.25% 2032	5,403	8,099
Telefónica Emisiones, SAU 3.192% 2018	11,175	10,832
SBC Communications Inc. 5.10% 2014	2,700	2,838
AT&T Inc. 1.40% 2017	7,315	7,117
Frontier Communications Corp. 8.125% 2018	1,100	1,213
Frontier Communications Corp. 8.50% 2020	1,100	1,218
Frontier Communications Corp. 9.25% 2021	2,100	2,410
Frontier Communications Corp. 8.75% 2022	425	465
Frontier Communications Corp. 7.625% 2024	3,000	3,022
Wind Acquisition SA 11.75% 2017[3]	4,550	4,755
Wind Acquisition SA 7.25% 2018[3]	3,000	3,037
Sprint Nextel Corp. 9.125% 2017	1,400	1,617
Sprint Nextel Corp. 9.00% 2018[3]	2,000	2,345
Sprint Nextel Corp. 7.00% 2020	2,000	2,120
Sprint Nextel Corp. 11.50% 2021	925	1,235
Clearwire Communications and Clearwire Finance, Inc., Series A, 12.00% 2015[3]	3,100	3,301
Clearwire Communications and Clearwire Finance, Inc., Series B, 12.00% 2015[3]	1,000	1,065
Clearwire Communications and Clearwire Finance, Inc. 14.75% 2016[3]	1,575	2,158
MetroPCS Wireless, Inc. 6.25% 2021[3]	2,750	2,808
MetroPCS Wireless, Inc. 6.625% 2023[3]	2,775	2,834
NII Capital Corp. 7.875% 2019[3]	1,000	952
NII Capital Corp. 8.875% 2019	475	406
Bonds, notes & other debt instruments
	Principal amount	Value
Telecommunication services (continued)	(000)	(000)

NII Capital Corp. 11.375% 2019[3]	$ 1,700	$ 1,827
NII Capital Corp. 7.625% 2021	2,325	1,831
Leap Wireless International, Inc., Term Loan C, 4.75% 2020[1,2,6]	3,000	2,978
Cricket Communications, Inc. 7.75% 2020	950	917
LightSquared, Term Loan B, 12.00% 2014[1,5,6,7]	3,304	3,601
Digicel Group Ltd. 8.25% 2020[3]	1,800	1,872
Digicel Group Ltd. 6.00% 2021[3]	950	900
Intelsat Jackson Holding Co. 6.625% 2022[3]	2,000	1,950
Crown Castle International Corp. 7.125% 2019	1,000	1,072
France Télécom 4.375% 2014	775	798
		210,272
Consumer staples 2.38%

Anheuser-Busch InBev NV 3.625% 2015	5,050	5,304
Anheuser-Busch InBev NV 4.125% 2015	10,000	10,510
Anheuser-Busch InBev NV 1.375% 2017	2,510	2,472
Anheuser-Busch InBev NV 6.875% 2019	3,320	4,140
Anheuser-Busch InBev NV 7.75% 2019	8,065	10,209
Anheuser-Busch InBev NV 2.50% 2022	2,790	2,608
Anheuser-Busch InBev NV 3.75% 2042	2,090	1,821
SABMiller Holdings Inc. 2.45% 2017[3]	14,570	14,810
SABMiller Holdings Inc. 3.75% 2022[3]	10,580	10,781
Kraft Foods Inc. 1.625% 2015	3,880	3,923
Kraft Foods Inc. 2.25% 2017	4,660	4,696
Kraft Foods Inc. 3.50% 2022	10,700	10,610
ConAgra Foods, Inc. 1.30% 2016	6,725	6,739
ConAgra Foods, Inc. 1.90% 2018	1,530	1,505
ConAgra Foods, Inc. 3.20% 2023	8,955	8,576
ConAgra Foods, Inc. 4.65% 2043	1,900	1,769
Altria Group, Inc. 2.85% 2022	5,000	4,630
Altria Group, Inc. 9.95% 2038	3,200	4,754
Altria Group, Inc. 10.20% 2039	3,100	4,683
Altria Group, Inc. 4.50% 2043	3,000	2,681
British American Tobacco International Finance PLC 2.125% 2017[3]	2,025	2,032
British American Tobacco International Finance PLC 9.50% 2018[3]	10,137	13,591
Coca-Cola Co. 1.50% 2015	8,110	8,277
Coca-Cola Co. 3.15% 2020	6,285	6,447
Kroger Co. 7.50% 2014	5,650	5,860
Kroger Co. 3.90% 2015	7,500	7,953
Pernod Ricard SA 4.45% 2022[3]	12,870	13,126
Tesco PLC 5.50% 2017[3]	10,035	11,290
Tesco PLC 5.50% 2033	£330	529
Wal-Mart Stores, Inc. 5.80% 2018	$ 7,395	8,669
PepsiCo, Inc. 2.50% 2016	5,000	5,205
Stater Bros. Holdings Inc. 7.75% 2015	1,425	1,432
Stater Bros. Holdings Inc. 7.375% 2018	500	531
BFF International Ltd. 7.25% 2020[3]	1,400	1,548
Constellation Brands, Inc. 4.25% 2023	1,000	946
		204,657
Federal agency bonds & notes 2.29%

Freddie Mac 0.375% 2013	15,000	15,009
Freddie Mac 5.00% 2014	10,000	10,500
Freddie Mac 0.50% 2015	20,000	20,010
Bonds, notes & other debt instruments
	Principal amount	Value
Federal agency bonds & notes (continued)	(000)	(000)

Freddie Mac 1.25% 2019	$48,500	$ 46,125
Federal Home Loan Bank 3.625% 2013	25,000	25,263
Federal Home Loan Bank 2.50% 2014	20,000	20,420
Federal Home Loan Bank, Series 2816, 1.00% 2017	8,690	8,587
Tennessee Valley Authority 5.88% 2036	3,750	4,796
Tennessee Valley Authority 5.25% 2039	10,500	12,023
CoBank, ACB 7.875% 2018[3]	2,285	2,815
CoBank, ACB 0.873% 2022[2,3]	14,990	13,589
Fannie Mae 1.25% 2016	10,000	10,145
Fannie Mae 5.375% 2016	2,080	2,369
United States Agency for International Development, Republic of Egypt 4.45% 2015	5,000	5,427
		197,078
Materials 1.70%

Glencore Xstrata LLC 1.70% 2016[3]	9,460	9,179
Xstrata Canada Financial Corp. 2.70% 2017[2,3]	7,750	7,521
Glencore Xstrata LLC 1.574% 2019[2,3]	9,225	8,691
Xstrata Canada Financial Corp. 4.95% 2021[3]	5,310	5,147
Glencore Xstrata LLC 4.125% 2023[3]	6,200	5,537
Rio Tinto Finance (USA) Ltd. 2.50% 2016	5,000	5,144
Rio Tinto Finance (USA) Ltd. 2.25% 2018	8,075	7,854
Rio Tinto Finance (USA) Ltd. 9.00% 2019	3,780	4,914
Rio Tinto Finance (USA) Ltd. 2.875% 2022	9,090	8,346
E.I. du Pont de Nemours and Co. 2.75% 2016	7,840	8,201
E.I. du Pont de Nemours and Co. 2.80% 2023	7,500	7,157
Cliffs Natural Resources Inc. 3.95% 2018	1,805	1,726
Cliffs Natural Resources Inc. 4.875% 2021	6,530	5,925
Teck Resources Ltd. 3.15% 2017	2,880	2,938
Teck Resources Ltd. 6.25% 2041	4,000	3,805
Reynolds Group Inc. 7.875% 2019	360	394
Reynolds Group Inc. 5.75% 2020	5,685	5,742
Ecolab Inc. 3.00% 2016	5,455	5,695
Inmet Mining Corp. 8.75% 2020[3]	3,755	3,858
Inmet Mining Corp. 7.50% 2021[3]	1,295	1,246
Dow Chemical Co. 3.00% 2022	5,000	4,657
Newcrest Finance Pty Ltd. 4.45% 2021[3]	4,535	4,075
Consolidated Minerals Ltd. 8.875% 2016[3]	3,665	3,573
ArcelorMittal 6.00% 2021[2]	665	667
ArcelorMittal 6.75% 2022[2]	1,175	1,210
ArcelorMittal 7.25% 2041[2]	1,500	1,417
U.S. Coatings Acquisition Inc. and Flash Dutch 2 BV, Term Loan B, 4.75% 2020[1,2,6]	1,456	1,459
U.S. Coatings Acquisition Inc. and Flash Dutch 2 BV 7.375% 2021[3]	1,285	1,316
PQ Corp. 8.75% 2018[3]	2,560	2,637
Packaging Dynamics Corp. 8.75% 2016[3]	2,595	2,634
Ryerson Inc. 9.00% 2017[3]	1,925	1,961
Ryerson Inc. 11.25% 2018[3]	600	607
JMC Steel Group Inc. 8.25% 2018[3]	1,950	1,916
FMG Resources 6.00% 2017[3]	1,300	1,271
FMG Resources 8.25% 2019[3]	550	569
Georgia Gulf Corp. 4.875% 2023[3]	1,600	1,526
Walter Energy, Inc. 9.875% 2020[3]	1,500	1,312
Sibur Securities Ltd. 3.914% 2018[3]	1,400	1,298
Ball Corp. 5.75% 2021	835	883
Bonds, notes & other debt instruments
	Principal amount	Value
Materials (continued)	(000)	(000)

Ball Corp. 5.00% 2022	$ 250	$ 250
Newpage Corp., Term Loan B, 7.75% 2018[1,2,6]	1,109	1,125
Crown Holdings, Inc. 4.50% 2023[3]	790	749
Ardagh Packaging Finance 4.875% 2022[3]	330	309
		146,441
Information technology 1.14%

International Business Machines Corp. 0.75% 2015	3,610	3,622
International Business Machines Corp. 1.95% 2016	9,825	10,077
International Business Machines Corp. 5.70% 2017	7,500	8,668
International Business Machines Corp. 1.625% 2020	11,250	10,543
First Data Corp. 11.25% 2016	1,188	1,167
First Data Corp. 7.375% 2019[3]	3,500	3,614
First Data Corp. 6.75% 2020[3]	1,025	1,048
First Data Corp. 8.25% 2021[3]	600	615
First Data Corp. 11.75% 2021[3]	1,000	905
First Data Corp. 12.625% 2021	3,500	3,719
First Data Corp. 8.75% 2022[2,3,7]	4,641	4,792
Microsoft Corp. 2.375% 2023	7,500	6,951
Microsoft Corp. 3.75% 2043	3,870	3,493
SunGard Data Systems Inc. 7.375% 2018	2,750	2,915
SunGard Data Systems Inc. 7.625% 2020	3,825	4,074
Apple Inc. 2.40% 2023	7,500	6,966
Jabil Circuit, Inc. 8.25% 2018	5,300	6,241
SRA International, Inc., Term Loan B, 6.50% 2018[1,2,6]	2,826	2,815
SRA International, Inc. 11.00% 2019	1,625	1,690
Oracle Corp. 1.20% 2017	3,600	3,499
Lawson Software, Inc. 9.375% 2019	3,000	3,266
Freescale Semiconductor, Inc. 10.125% 2018[3]	1,290	1,403
Freescale Semiconductor, Inc. 5.00% 2021[3]	1,500	1,429
Xerox Corp. 2.95% 2017	1,670	1,685
NXP BV and NXP Funding LLC 3.75% 2018[3]	1,525	1,502
Hughes Satellite Systems Corp. 6.50% 2019	1,300	1,384
		98,083
Municipals 0.99%

State of California, Various Purpose General Obligation Bonds (Federally Taxable), 7.50% 2034	2,200	2,876
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 7.30% 2039	1,890	2,463
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 7.35% 2039	3,260	4,273
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 7.55% 2039	865	1,161
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 7.60% 2040	22,040	29,851
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 7.625% 2040	2,900	3,906
State of Florida, Hurricane Catastrophe Fund Finance Corp., Revenue Bonds, Series 2013-A, 2.995% 2020	21,000	19,617
State of Texas, Board of Regents of the University of Texas System, Revenue Financing System Taxable Bonds
(Build America Bonds — Direct Payment), Series 2010-D, 3.076% 2016	10,450	11,006
State of New Jersey, General Obligation Refunding Bonds, Series H,
Assured Guaranty Municipal insured, 5.25% 2015	8,000	8,734
State of North Carolina, Eastern Municipal Power Agency, Power System Revenue Refunding Bonds
(Federally Taxable), Series 2003-E, 5.55% 2014	1,625	1,661
		85,548
Bonds, notes & other debt instruments
	Principal amount	Value
Asset-backed obligations[1] 0.15%	(000)	(000)

Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-2, 1.83% 2019[3]	$8,000	$ 7,805
MBNA Credit Card Master Note Trust, Series 2004-1, Class B, 4.45% 2016	2,750	2,821
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-2, 5.234% 2023	1,500	1,728
Home Equity Mortgage Trust, Series 2006-6, Class 2A-1, 0.293% 2037[2]	1,555	259
		12,613
Total bonds, notes & other debt instruments (cost: $7,867,219,000)		7,936,342
Convertible securities 0.02%

Miscellaneous 0.02%

Other convertible securities in initial period of acquisition		1,328
Total convertible securities (cost: $1,362,000)		1,328
Preferred securities 0.04%

Financials 0.04%	Shares

Zions Bancorporation, Series C, 9.50% noncumulative depositary shares	39,600	1,006
Goldman Sachs Group, Inc., Series J, 5.50% depositary shares[9]	88,000	2,135
Total preferred securities (cost: $2,997,000)		3,141
Common stocks 0.06%

Industrials 0.05%

Beech Holdings, LLC[8,9,10]	599,346	4,100
Consumer discretionary 0.01%

Revel AC, Inc.[8,9,10]	19,511	973
American Media, Inc.[3,8,9]	50,013	139
Adelphia Recovery Trust, Series ACC-6B8,9	500,000	15
Adelphia Recovery Trust, Series ACC-1[8]	2,409,545	3
		1,130
Total common stocks (cost: $9,845,000)		5,230
	Principal amount
Short-term securities 15.98%	(000)

Freddie Mac 0.07%–0.16% due 7/15/2013–4/8/2014	$343,576	343,386
Federal Home Loan Bank 0.055%–0.15% due 7/17–12/19/2013	183,700	183,674
Fannie Mae 0.08%–0.15% due 7/1/2013–1/9/2014	139,050	138,991
Coca-Cola Co. 0.09%–0.18% due 7/17/2013–1/6/2014[3]	119,200	119,168
Wal-Mart Stores, Inc. 0.06%–0.10% due 7/1–7/30/2013[3]	69,400	69,398
National Rural Utilities Cooperative Finance Corp. 0.10% due 7/11–7/22/2013	66,300	66,297
Procter & Gamble Co. 0.10% due 8/13–8/26/2013[3]	62,900	62,893
	Principal amount	Value
Short-term securities	(000)	(000)

Chariot Funding, LLC 0.25% due 8/5–10/29/2013[3]	$34,400	$ 34,391
JPMorgan Chase & Co. 0.18% due 10/10/2013	18,500	18,490
Chevron Corp. 0.07% due 7/8/2013[3]	50,000	49,999
ExxonMobil Corp. 0.09% due 7/24/2013	50,000	49,997
Private Export Funding Corp. 0.23%–0.25% due 8/12/2013–2/12/2014[3]	40,000	39,948
Google Inc. 0.10%–0.13% due 8/20–9/24/2013[3]	39,800	39,791
Abbott Laboratories 0.10%–0.12% due 8/12–8/19/2013[3]	38,900	38,897
Merck & Co. Inc. 0.08% due 7/16/2013[3]	35,600	35,599
Honeywell International Inc. 0.11% due 8/21/2013[3]	24,200	24,195
John Deere Credit Ltd. 0.09% due 7/19/2013[3]	19,000	18,999
Army and Air Force Exchange Service 0.11% due 7/26/2013[3]	15,900	15,899
PepsiCo Inc. 0.06% due 7/25/2013[3]	9,800	9,800
E.I. duPont de Nemours and Co. 0.06% due 7/9/2013[3]	8,400	8,400
Regents of the University of California 0.12% due 7/9/2013	8,100	8,100
Total short-term securities (cost: $1,376,309,000)		1,376,312
Total investment securities (cost: $9,257,732,000)		9,322,353
Other assets less liabilities		(709,274)
Net assets		$8,613,079

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Coupon rate may change periodically.
[3]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,307,114,000, which represented 15.18% of the net assets of the fund.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	Scheduled interest and/or principal payment was not received.
[6]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $51,734,000, which represented .60% of the net assets of the fund.
[7]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[8]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $5,230,000, which represented .06% of the net assets of the fund.
[9]	Security did not produce income during the last 12 months.
[10]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition	Cost	Value	Percent of
	dates	(000)	(000)	net assets

Beech Holdings, LLC	1/26/2009–11/29/2011	$ 6,631	$ 4,100.05%
Revel AC, Inc.	12/7/2011–12/13/2011	2,194	973.01
Total restricted securities		$8,825	$5,073.06%

Key to abbreviations and symbols

C$ = Canadian dollars

€ = Euros

£ = British pounds

¥ = Japanese yen

MXN = Mexican pesos

SKr = Swedish kronor

Global Bond FundSM

Investment portfolio

June 30, 2013

unaudited

Bonds, notes & other debt instruments 94.40%
	Principal amount	Value
Euros 21.27%	(000)	(000)

Spanish Government 5.50% 2017	€18,415	US$25,881
Spanish Government 4.50% 2018	18,880	25,513
Spanish Government 4.30% 2019	3,200	4,238
Spanish Government 4.40% 2023	32,070	40,591
Spanish Government 5.40% 2023	45,425	62,149
Portuguese Government 6.40% 2016	14,290	19,345
Portuguese Government 4.35% 2017	20,245	25,650
Portuguese Government 4.75% 2019	2,100	2,585
Portuguese Government 3.85% 2021	14,700	16,443
Portuguese Government 5.65% 2024	19,760	23,961
German Government, Series 159, 2.00% 2016	2,850	3,880
German Government 4.25% 2017	12,400	18,520
German Government 1.75% 2020[1]	5,224	7,770
German Government 2.00% 2022	21,390	29,044
German Government 5.625% 2028	275	514
German Government 6.25% 2030	7,400	14,876
German Government, Series 00, 5.50% 2031	1,000	1,895
German Government, Series 8, 4.75% 2040	790	1,492
Irish Government 5.50% 2017	5,320	7,680
Irish Government 5.90% 2019	1,500	2,201
Irish Government 4.50% 2020	7,145	9,724
Irish Government 5.00% 2020	3,500	4,896
Irish Government 3.90% 2023	19,000	24,375
Belgium (Kingdom of), Series 69, 1.25% 2018	22,200	28,557
Belgium (Kingdom of), Series 67, 3.00% 2019	8,405	11,741
Belgium (Kingdom of), Series 68, 2.25% 2023	3,680	4,623
Italian Government 4.75% 2017	12,995	17,863
Italian Government 4.75% 2017	10,100	13,898
Hungarian Government 5.75% 2018	5,085	6,816
Hungarian Government 6.00% 2019	4,975	6,752
Hungarian Government 3.875% 2020	1,000	1,220
Barclays Bank PLC 4.00% 2019[2]	3,450	5,120
Barclays Bank PLC 6.00% 2021	3,900	5,496
Greek Government 2.00%/4.30% 2023[3]	750	530
Greek Government 2.00%/4.30% 2024[3]	750	495
Greek Government 2.00%/4.30% 2025[3]	750	473
Greek Government 2.00%/4.30% 2026[3]	750	455
Greek Government 2.00%/4.30% 2027[3]	750	445
Greek Government 2.00%/4.30% 2028[3]	750	439
Greek Government 2.00%/4.30% 2029[3]	750	431
Greek Government 2.00%/4.30% 2030[3]	750	427
Greek Government 2.00%/4.30% 2031[3]	750	421
Greek Government 2.00%/4.30% 2032[3]	750	418
Bonds, notes & other debt instruments
	Principal amount	Value
Euros (continued)	(000)	(000)

Greek Government 2.00%/4.30% 2033[3]	€ 750	US$ 420
Greek Government 2.00%/4.30% 2034[3]	750	421
Greek Government 2.00%/4.30% 2035[3]	750	417
Greek Government 2.00%/4.30% 2036[3]	750	416
Greek Government 2.00%/4.30% 2037[3]	750	417
Greek Government 2.00%/4.30% 2038[3]	750	410
Greek Government 2.00%/4.30% 2039[3]	750	413
Greek Government 2.00%/4.30% 2040[3]	750	410
Greek Government 2.00%/4.30% 2041[3]	750	414
Greek Government 2.00%/4.30% 2042[3]	750	411
Koninklijke KPN NV 3.75% 2020	3,750	5,065
Koninklijke KPN NV 4.50% 2021	1,600	2,229
HBOS PLC 4.375% 2019[4]	155	196
Lloyds TSB Bank PLC 6.50% 2020	4,650	6,649
Royal Bank of Scotland PLC 6.934% 2018	4,770	6,511
Deutsche Genossenschaftsbank-Hypothekenbank AG, Series 1043, 4.00% 2016[2]	4,500	6,485
Canadian Government 3.50% 2020	4,000	5,984
Merrill Lynch & Co., Inc. 4.625% 2018	3,600	4,937
European Investment Bank 4.75% 2017	2,370	3,582
Austrian Government 4.00% 2016	2,155	3,109
Slovenia (Republic of) 4.125% 2020	1,080	1,268
Slovenia (Republic of) 4.625% 2024	1,515	1,677
Telecom Italia SpA 7.75% 2033	1,000	1,456
Telecom Italia SpA 5.25% 2055	1,400	1,480
KfW 4.375% 2013	2,050	2,700
Wal-Mart Stores, Inc. 4.875% 2029	1,500	2,383
Assicurazioni Generali SPA 7.75% 2042[4]	600	832
Assicurazioni Generali SpA 10.125% 2042	800	1,256
Bank Nederlandse Gemeenten 3.75% 2014	1,320	1,762
HSBC Holdings PLC 6.00% 2019	1,150	1,733
Deutsche Telekom International Finance BV 7.50% 2033	875	1,703
Daimler AG, Series 6, 4.125% 2017	1,150	1,644
AT&T Inc. 6.125% 2015	1,100	1,568
National Grid Transco PLC 5.00% 2018	975	1,477
RCI Banque 2.875% 2018	1,080	1,399
Roche Holdings, Inc. 5.625% 2016	925	1,357
Imperial Tobacco Finance PLC 8.375% 2016	850	1,304
Anheuser-Busch InBev NV 8.625% 2017	750	1,238
Novartis Finance SA, 4.25% 2016	750	1,076
Schering-Plough Corp. 5.375% 2014	645	891
France Télécom 5.625% 2018	500	768
U.S. Coatings Acquisition Inc. and Flash Dutch 2 BV 5.75% 2021	500	657
CRH Finance BV 7.375% 2014[4]	375	517
Veolia Environnement 6.125% 2033	250	408
Wind Acquisition SA 7.375% 2018	200	263
		561,556
Japanese yen 7.61%

Japanese Government, Series 317, 0.10% 2014	¥3,220,400	32,472
Japanese Government, Series 269, 1.30% 2015	6,186,550	63,640
Japanese Government, Series 284, 1.70% 2016	2,810,000	29,812
Japanese Government, Series 288, 1.70% 2017	215,000	2,300
Japanese Government, Series 310, 1.00% 2020	1,800,000	18,650
Bonds, notes & other debt instruments
	Principal amount	Value
Japanese yen (continued)	(000)	(000)

Japanese Government, Series 315, 1.20% 2021	¥ 425,000	US$ 4,446
Japanese Government, Series 321, 1.00% 2022	820,000	8,425
Japanese Government, Series 136, 1.60% 2032	2,265,950	22,699
Japanese Government, Series 21, 2.30% 2035	1,330,000	14,825
Japanese Government, Series 29, 2.40% 2038	313,200	3,553
		200,822
Mexican pesos 3.96%

United Mexican States Government, Series M, 6.25% 2016	MXN165,500	13,424
United Mexican States Government, Series M10, 7.25% 2016	87,000	7,250
United Mexican States Government, Series M, 5.00% 2017	238,500	18,478
United Mexican States Government, Series M10, 7.75% 2017	60,000	5,118
United Mexican States Government, Series M, 8.00% 2020	355,000	31,392
United Mexican States Government, Series M20, 10.00% 2024	73,000	7,610
United Mexican States Government, Series M30, 10.00% 2036	155,000	15,960
United Mexican States Government, Series M30, 8.50% 2038	57,000	5,146
		104,378
Polish zloty 3.04%

Polish Government, Series 1017, 5.25% 2017	PLN117,825	37,725
Polish Government, Series 1020, 5.25% 2020	20,000	6,475
Polish Government, Series 1021, 5.75% 2021	58,000	19,341
Polish Government 5.75% 2022	50,590	16,814
		80,355
Swedish kronor 2.85%

Swedish Government, Series 1041, 6.75% 2014	SKr 21,250	3,323
Swedish Government, Series 1049, 4.50% 2015	62,000	9,890
Swedish Government, Series 1051, 3.75% 2017	102,490	16,692
Swedish Government, Series 105, 4.25% 2019	62,000	10,512
Swedish Government, Series 105, 3.50% 2022	140,580	23,344
Swedish Government, Series 3104, 3.50% 2028[1]	55,287	11,436
		75,197
British pounds 1.95%

United Kingdom 5.00% 2018	£ 2,830	5,035
United Kingdom 3.75% 2020	2,500	4,262
United Kingdom 3.75% 2021	13,620	23,111
United Kingdom 1.75% 2022	5,000	7,177
United Kingdom 4.75% 2030	1,000	1,849
United Kingdom 4.25% 2040	3,440	5,929
RSA Insurance Group PLC 9.375% 2039[4]	569	1,072
Time Warner Cable Inc. 5.75% 2031	625	999
France Télécom 5.00% 2016	500	823
Telecom Italia SpA and Telecom Italia Finance SA, Series 9, 5.625% 2015	500	807
Wal-Mart Stores, Inc. 5.625% 2034	100	183
Tesco PLC 5.50% 2033	100	160
		51,407
South Korean won 1.86%

South Korean Government 5.50% 2017	KRW23,469,770	22,493
South Korean Government 5.75% 2018	15,457,680	15,213
South Korean Government 3.00% 2023	13,300,250	11,316
		49,022
Bonds, notes & other debt instruments
	Principal amount	Value
Norwegian kroner 1.77%	(000)	(000)

Norwegian Government 4.25% 2017	NKr115,210	US$ 20,820
Norwegian Government 4.50% 2019	74,610	13,973
Norwegian Government 3.75% 2021	65,000	11,792
		46,585
Canadian dollars 1.35%

Canadian Government 2.00% 2014	C$3,000	2,870
Canadian Government 1.25% 2018	4,035	3,743
Canadian Government 4.25% 2018	4,500	4,767
Canadian Government 3.25% 2021	8,720	8,887
Canada Housing Trust 4.10% 2018	250	261
Canada Housing Trust 3.35% 2020	4,750	4,765
Province of Ontario, Series HC, 9.50% 2022	250	354
Province of Ontario 4.60% 2039	3,125	3,289
Province of Manitoba 4.25% 2018	2,750	2,852
Province de Québec 5.25% 2013	625	600
Province de Québec 9.375% 2023	250	353
Hydro One Inc. 5.49% 2040	750	846
Rogers Communications Inc. 5.80% 2016	625	651
Province of New Brunswick 6.75% 2017	500	559
Interprovincial Pipe Line Inc., Series K, 8.20% 2024	375	492
Thomson Reuters Corp. 5.70% 2015	150	154
Bank of Montreal 5.18% 2015	150	152
TransCanada PipeLines Ltd. 5.05% 2014	125	121
		35,716
Hungarian forints 1.09%

Hungarian Government, Series 19/A, 6.50% 2019	HUF1,772,750	8,233
Hungarian Government, Series 20A, 7.50% 2020	4,229,300	20,561
		28,794
Malaysian ringgits 1.03%

Malaysian Government, Series 0207, 3.814% 2017	MYR15,000	4,802
Malaysian Government, Series 0210, 4.012% 2017	41,000	13,244
Malaysian Government, Series 0213, 3.26% 2018	24,200	7,614
Malaysian Government, Series 0203, 4.24% 2018	5,000	1,632
		27,292
Israeli shekels 0.72%

Israeli Government 5.50% 2017	ILS30,660	9,464
Israeli Government 4.25% 2023	33,640	9,591
		19,055
Australian dollars 0.70%

Queensland Treasury Corp., Series 17, 6.00% 2017	A$2,040	2,057
Queensland Treasury Corp., Series 19, 6.25% 2019	8,000	8,267
Australia Government, Series 122, 5.25% 2019	7,000	7,075
European Investment Bank 6.125% 2017	1,000	984
		18,383
Bonds, notes & other debt instruments
	Principal amount	Value
Turkish lira 0.57%	(000)	(000)

Turkey (Republic of) 3.00% 2021[1]	TRY 4,649	US$ 2,524
Turkey (Republic of) 3.00% 2022[1]	9,363	5,055
Turkey (Republic of) 9.50% 2022	13,325	7,340
		14,919
Chilean pesos 0.42%

Chilean Government 6.00% 2018	CLP1,405,000	2,860
Chilean Government 3.00% 2018[1]	1,391,260	2,839
Chilean Government 3.00% 2022[1]	45,677	95
Chilean Government 3.00% 2022[1]	354,216	735
Chilean Government 6.00% 2023	1,320,000	2,712
Chilean Government 3.00% 2023[1]	834,248	1,748
		10,989
South African rand 0.39%

South Africa (Republic of), Series R-2023, 7.75% 2023	ZAR101,351	10,353
Brazilian reais 0.33%

Brazil (Federal Republic of) 6.00% 2015[1]	BRL 2,286	1,064
Brazil (Federal Republic of) 6.00% 2018[1]	877	420
Brazil (Federal Republic of) 6.00% 2020[1]	11,247	5,440
Brazil (Federal Republic of) Global 12.50% 2022	3,475	1,830
		8,754
Singapore dollars 0.30%

Singapore (Republic of) 3.75% 2016	S$9,075	7,917
Colombian pesos 0.23%

Colombia (Republic of), Series B, 7.00% 2022	COP9,198,700	4,832
Colombia (Republic of) Global 9.85% 2027	2,000,000	1,375
		6,207
Philippine pesos 0.15%

Philippines (Republic of), Series 5-67, 6.25% 2014	PHP136,500	3,235
Philippines (Republic of) 6.25% 2036	35,000	863
		4,098
Russian rubles 0.08%

Russian Federation 7.50% 2018	RUB63,926	2,011
U.S. dollars 42.73%

U.S. Treasury Inflation-Protected Security 1.875% 2013[1]	US$ 6,331	6,340
U.S. Treasury 2.75% 2013	13,000	13,115
U.S. Treasury 0.50% 2014	480	482
U.S. Treasury 1.25% 2014	1,193	1,201
U.S. Treasury 1.875% 2014	6,500	6,592
U.S. Treasury 2.625% 2014	6,000	6,157
U.S. Treasury Inflation-Protected Security 1.875% 2015[1]	1,494	1,590
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

U.S. Treasury 1.50% 2016	US$ 1,500	US$ 1,536
U.S. Treasury 1.50% 2016	1,465	1,500
U.S. Treasury 1.75% 2016	4,500	4,640
U.S. Treasury 2.00% 2016	8,000	8,300
U.S. Treasury 2.625% 2016	21,250	22,410
U.S. Treasury 3.00% 2016	205	220
U.S. Treasury 4.625% 2016	1,800	2,029
U.S. Treasury 5.125% 2016	5,400	6,091
U.S. Treasury 7.50% 2016	1,650	2,017
U.S. Treasury Inflation-Protected Security 0.125% 2017[1]	4,095	4,203
U.S. Treasury 0.625% 2017	8,595	8,415
U.S. Treasury 0.75% 2017	260	254
U.S. Treasury 0.875% 2017	4,640	4,627
U.S. Treasury 1.00% 2017	35,390	35,413
U.S. Treasury 2.75% 2017	15,125	16,129
U.S. Treasury 4.625% 2017	1,775	2,010
U.S. Treasury Inflation-Protected Security 0.125% 2018[1]	15,316	15,711
U.S. Treasury 0.625% 2018	17,410	16,826
U.S. Treasury 1.00% 2018	28,725	28,217
U.S. Treasury 2.625% 2018	10,000	10,602
U.S. Treasury 3.50% 2018	17,775	19,555
U.S. Treasury 1.375% 2020	24,800	23,915
U.S. Treasury 2.00% 2021	205	201
U.S. Treasury Inflation-Protected Security 0.125% 2022[1]	11,123	10,867
U.S. Treasury 1.625% 2022	31,480	29,355
U.S. Treasury Inflation-Protected Security 0.125% 2023[1]	3,435	3,327
U.S. Treasury 1.75% 2023	9,410	8,804
U.S. Treasury Inflation-Protected Security 2.00% 2026[1]	1,552	1,792
U.S. Treasury 6.00% 2026	3,950	5,300
U.S. Treasury 6.50% 2026	3,900	5,482
U.S. Treasury 4.375% 2040	4,000	4,692
U.S. Treasury 3.75% 2041	3,000	3,168
U.S. Treasury Inflation-Protected Security 0.75% 2042[1]	1,029	905
U.S. Treasury Inflation-Protected Security 0.625% 2043[1]	6,372	5,348
Fannie Mae, Series 2012-M17, Class A2, multifamily 2.184% 2022[2]	2,000	1,865
Fannie Mae, Series 2012-M9, Class A2, multifamily 2.482% 2022[2]	1,747	1,651
Fannie Mae 2.50% 2022[2]	3,118	3,202
Fannie Mae 2.50% 2022[2]	2,978	3,058
Fannie Mae 3.50% 2025[2]	3,981	4,159
Fannie Mae 3.50% 2025[2]	2,804	2,933
Fannie Mae 2.50% 2027[2]	7,047	7,094
Fannie Mae 2.50% 2027[2]	706	711
Fannie Mae 2.50% 2027[2]	474	477
Fannie Mae 2.00% 2028[2]	1,600	1,556
Fannie Mae 2.50% 2028[2]	8,150	8,189
Fannie Mae 2.50% 2028[2]	8,000	8,021
Fannie Mae 2.50% 2028[2]	3,413	3,434
Fannie Mae 2.50% 2028[2]	1,032	1,039
Fannie Mae 2.50% 2028[2]	814	819
Fannie Mae 2.50% 2028[2]	558	561
Fannie Mae 3.00% 2028[2]	4,347	4,469
Fannie Mae 3.00% 2028[2]	1,690	1,734
Fannie Mae 4.00% 2028[2]	1,500	1,581
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

Fannie Mae 6.50% 2036[2]	US$ 523	US$ 584
Fannie Mae 6.00% 2037[2]	1,046	1,138
Fannie Mae 6.00% 2037[2]	784	853
Fannie Mae 6.00% 2037[2]	269	293
Fannie Mae 6.00% 2037[2]	93	102
Fannie Mae 6.00% 2037[2]	65	71
Fannie Mae 6.00% 2037[2]	42	46
Fannie Mae 2.63% 2038[2,4]	182	196
Fannie Mae 6.00% 2038[2]	2,489	2,704
Fannie Mae 6.00% 2038[2]	1,517	1,650
Fannie Mae 3.49% 2039[2,4]	16	17
Fannie Mae 3.795% 2039[2,4]	5	6
Fannie Mae 3.914% 2039[2,4]	5	5
Fannie Mae 3.935% 2039[2,4]	91	96
Fannie Mae 3.935% 2039[2,4]	5	5
Fannie Mae 3.967% 2039[2,4]	147	157
Fannie Mae 6.00% 2039[2]	4,006	4,351
Fannie Mae 4.50% 2040[2]	1,612	1,709
Fannie Mae 6.00% 2040[2]	470	511
Fannie Mae 2.921% 2041[2,4]	758	781
Fannie Mae 3.562% 2041[2,4]	2,356	2,459
Fannie Mae 4.00% 2041[2]	1,968	2,051
Fannie Mae 4.00% 2041[2]	180	188
Fannie Mae 4.50% 2041[2]	3,711	3,935
Fannie Mae 3.50% 2042[2]	3,451	3,508
Fannie Mae 3.00% 2043[2]	8,125	7,938
Fannie Mae 3.50% 2043[2]	58,420	59,296
Fannie Mae 4.00% 2043[2]	6,000	6,237
Fannie Mae 4.00% 2043[2]	5,000	5,209
Government National Mortgage Assn. 3.00% 2027[2]	1,461	1,512
Government National Mortgage Assn. 2.50% 2028[2]	8,134	8,220
Government National Mortgage Assn. 2.50% 2028[2]	992	1,002
Government National Mortgage Assn. 2.50% 2028[2]	700	707
Government National Mortgage Assn. 2.50% 2028[2]	700	707
Government National Mortgage Assn. 2.50% 2028[2]	674	680
Government National Mortgage Assn. 2.50% 2028[2]	205	210
Government National Mortgage Assn. 2.50% 2028[2]	204	206
Government National Mortgage Assn. 2.50% 2028[2]	136	137
Government National Mortgage Assn. 3.50% 2043[2]	13,530	13,881
Freddie Mac 2.50% 2016	2,500	2,626
Freddie Mac 1.00% 2017	10,000	9,893
Freddie Mac 0.75% 2018	2,000	1,938
Freddie Mac, Series K711, Class A2, multifamily 1.73% 2019[2]	2,000	1,961
Freddie Mac, Series K712, Class A2, multifamily 1.869% 2019[2]	1,530	1,487
Freddie Mac, Series K710, Class A2, multifamily 1.883% 2019[2]	1,535	1,498
Freddie Mac, Series K019, Class A2, multifamily 2.272% 2022[2]	1,500	1,414
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022[2]	1,840	1,735
Freddie Mac, Series K025, Class A2, multifamily 2.682% 2022[2]	2,000	1,925
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[2]	39	36
Freddie Mac, Series 3292, Class BO, principal only, 0% 2037[2]	199	178
Freddie Mac 3.722% 2039[2,4]	7	8
Freddie Mac 4.50% 2039[2]	280	295
Freddie Mac 6.50% 2039[2]	1,268	1,409
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

Slovenia (Republic of) 4.75% 2018[5]	US$2,405	US$2,291
Slovenia (Republic of) 5.50% 2022	5,085	4,691
Slovenia (Republic of) 5.50% 2022[5]	2,075	1,914
Slovenia (Republic of) 5.85% 2023[5]	8,620	8,038
Hungarian Government 4.125% 2018	2,780	2,714
Hungarian Government 6.25% 2020	5,620	5,901
Hungarian Government 5.375% 2023	4,720	4,573
Goldman Sachs Group, Inc. 1.476% 2018[4]	3,350	3,323
Goldman Sachs Group, Inc. 2.375% 2018	1,850	1,818
Goldman Sachs Group, Inc. 7.50% 2019	800	951
Goldman Sachs Group, Inc. 3.625% 2023	4,275	4,096
Goldman Sachs Group, Inc. 6.25% 2041	270	307
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.462% 2037[2,4]	34	35
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A-4, 5.814% 2043[2,4]	300	330
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 6.056% 2045[2,4]	1,250	1,383
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A-2, 3.341% 2046[2,5]	1,125	1,182
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 2046[2,5]	2,500	2,652
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.901% 2049[2,4]	2,835	3,192
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class A-4, 5.716% 2051[2]	1,500	1,683
JPMorgan Chase & Co. 3.45% 2016	1,500	1,565
JPMorgan Chase & Co. 1.625% 2018	6,320	6,064
JPMorgan Chase & Co. 1.80% 2018	1,250	1,210
JPMorgan Chase & Co. 3.25% 2022	1,000	951
Polish Government 6.375% 2019	4,425	5,172
Polish Government 5.125% 2021	3,500	3,815
Polish Government 5.00% 2022	675	727
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 6.056% 2038[2,4]	900	1,000
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039[2]	4,500	4,992
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-M, 5.867% 2049[2,4]	1,510	1,622
Morgan Stanley 2.125% 2018	3,140	3,007
Morgan Stanley, Series F, 5.625% 2019	4,000	4,303
First Data Corp. 11.25% 2016	1,386	1,362
First Data Corp. 6.75% 2020[5]	2,850	2,914
First Data Corp. 12.625% 2021	2,648	2,814
Anheuser-Busch InBev NV 3.625% 2015	980	1,029
Anheuser-Busch InBev NV 6.875% 2019	290	362
Anheuser-Busch InBev NV 7.75% 2019	2,695	3,411
Anheuser-Busch InBev NV 5.375% 2020	1,000	1,154
Anheuser-Busch InBev NV 2.50% 2022	720	673
Anheuser-Busch InBev NV 3.75% 2042	500	436
State of California, Various Purpose General Obligation Bonds, 7.60% 2040	4,920	6,664
State of California, Various Purpose General Obligation Bonds, 7.625% 2040	285	384
Bank of America Corp. 3.75% 2016	930	975
Bank of America Corp. 5.75% 2017	405	450
Bank of America Corp. 2.00% 2018	1,200	1,163
Bank of America Corp. 5.65% 2018	285	317
Bank of America Corp. 7.625% 2019	285	343
Bank of America Corp. 5.00% 2021	1,250	1,334
Bank of America Corp. 3.30% 2023	925	875
Bank of America Corp., Series U, junior subordinated 5.20% noncumulative (undated)[4]	1,500	1,417
AbbVie Inc. 1.75% 2017[5]	760	745
AbbVie Inc. 2.90% 2022[5]	3,045	2,852
AbbVie Inc. 4.40% 2042[5]	3,230	3,016
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

Glencore Xstrata LLC 1.70% 2016[5]	US$1,210	US$1,174
Xstrata Canada Financial Corp. 2.70% 2017[4,5]	1,250	1,213
Glencore Xstrata LLC 1.574% 2019[4,5]	2,475	2,332
Xstrata Canada Financial Corp. 4.95% 2021[5]	760	737
Glencore Xstrata LLC 4.125% 2023[5]	890	795
Deutsche Telekom International Finance BV 5.875% 2013	810	816
Deutsche Telekom International Finance BV 3.125% 2016[5]	760	793
Deutsche Telekom International Finance BV 9.25% 2032	2,980	4,467
Deutsche Telekom International Finance BV 4.875% 2042[5]	150	147
Express Scripts Inc. 3.125% 2016	4,455	4,635
Express Scripts Inc. 3.90% 2022	1,410	1,429
Citigroup Inc. 4.75% 2015	2,500	2,645
Citigroup Inc. 1.75% 2018	820	785
Citigroup Inc., Series D, junior subordinated 5.35% (undated)[4]	2,750	2,590
Frontier Communications Corp. 8.50% 2020	1,350	1,495
Frontier Communications Corp. 9.25% 2021	1,850	2,123
Frontier Communications Corp. 7.125% 2023	1,050	1,049
Frontier Communications Corp. 7.625% 2024	1,300	1,310
NBCUniversal Enterprise, Inc. 0.817% 2016[4,5]	3,800	3,814
NBCUniversal Enterprise, Inc. 1.974% 2019[5]	800	779
NBCUniversal Media, LLC 5.15% 2020	1,000	1,140
International Business Machines Corp. 0.75% 2015	3,600	3,612
International Business Machines Corp. 1.625% 2020	2,250	2,109
StatoilHydro ASA 1.80% 2016	1,500	1,540
Statoil ASA 0.565% 2018[4]	3,150	3,155
Statoil ASA 4.25% 2041	1,000	949
Burlington Northern Santa Fe LLC 5.75% 2018	40	46
Burlington Northern Santa Fe LLC 4.70% 2019	370	411
Burlington Northern Santa Fe LLC 3.45% 2021	2,730	2,741
Burlington Northern Santa Fe LLC 4.10% 2021	1,000	1,056
Burlington Northern Santa Fe LLC 3.05% 2022	1,100	1,063
Burlington Northern Santa Fe LLC 3.00% 2023	250	239
Westfield Group 7.50% 2014[5]	855	908
Westfield Group 5.70% 2016[5]	640	716
Westfield Group 7.125% 2018[5]	1,870	2,221
Westfield Group 4.625% 2021[5]	910	961
Westfield Group 3.375% 2022[5]	540	510
Sprint Capital Corp. 6.90% 2019	3,500	3,657
Sprint Nextel Corp. 7.00% 2020	1,250	1,325
Sprint Capital Corp. 8.75% 2032	250	276
MetroPCS Wireless, Inc. 6.25% 2021[5]	2,375	2,425
MetroPCS Wireless, Inc. 6.625% 2023[5]	2,375	2,425
Lithuania (Republic of) 7.375% 2020	1,500	1,789
Lithuania (Republic of) 6.125% 2021[5]	1,765	1,977
Lithuania (Republic of) 6.625% 2022[5]	750	864
Turkey (Republic of) 6.25% 2022	3,120	3,463
Turkey (Republic of) 6.75% 2040	870	965
Croatian Government 6.625% 2020	2,000	2,131
Croatian Government 6.625% 2020[5]	580	618
Croatian Government 6.375% 2021[5]	470	494
Croatian Government 5.50% 2023[5]	1,085	1,058
Telefónica Emisiones, SAU 3.192% 2018	2,365	2,292
Telefónica Emisiones, SAU 4.57% 2023	2,000	1,917
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

General Electric Capital Corp. 3.10% 2023	US$2,880	US$2,725
General Electric Capital Corp., Series B, junior subordinated 6.25% (undated)[4]	1,300	1,387
Reynolds Group Inc. 9.00% 2019	1,250	1,297
Reynolds Group Inc. 9.875% 2019	680	731
Reynolds Group Inc. 5.75% 2020	2,000	2,020
NII Capital Corp. 7.875% 2019[5]	1,500	1,429
NII Capital Corp. 8.875% 2019	175	150
NII Capital Corp. 11.375% 2019[5]	525	564
NII Capital Corp. 7.625% 2021	2,300	1,811
Wells Fargo & Co. 0.906% 2018[4]	1,725	1,718
Wells Fargo & Co. 1.50% 2018	2,275	2,220
Latvia (Republic of) 2.75% 2020	2,450	2,278
Latvia (Republic of) 5.25% 2021	1,505	1,597
British American Tobacco International Finance PLC 2.125% 2017[5]	575	577
British American Tobacco International Finance PLC 9.50% 2018[5]	2,378	3,188
MGM Resorts International 6.625% 2015	1,000	1,071
MGM Resorts International 6.75% 2020	1,800	1,867
MGM Resorts International 6.625% 2021	675	697
Vodafone Group PLC, Term Loan B, 6.875% 2015[2,6,7]	941	958
Vodafone Group PLC 0.90% 2016	2,000	1,968
Vodafone Group PLC, Term Loan B, 6.25% 2016[2,6,7]	387	398
Vodafone Group PLC 2.95% 2023	317	293
Enbridge Energy Partners, LP, Series B, 6.50% 2018	820	953
Enbridge Energy Partners, LP 9.875% 2019	750	980
Enbridge Energy Partners, LP 5.20% 2020	1,535	1,674
Realogy Corp., Letter of Credit, 4.50% 2016[2,4,7]	21	21
Realogy Corp. 7.875% 2019[5]	2,250	2,385
Realogy Corp., Term Loan B, 4.50% 2020[2,4,7]	38	38
Realogy Corp. 7.625% 2020[5]	1,000	1,087
Comcast Corp. 5.30% 2014	750	768
Comcast Corp. 6.30% 2017	320	378
Comcast Corp. 5.875% 2018	340	397
Comcast Corp. 5.65% 2035	250	278
Comcast Corp. 6.95% 2037	820	1,036
Comcast Corp. 6.40% 2040	550	660
Petrobras International Finance Co. 5.75% 2020	810	846
Petrobras Global Finance Co. 4.375% 2023	2,460	2,280
Petrobras International Finance Co. 6.875% 2040	380	388
SABMiller Holdings Inc. 2.45% 2017[5]	610	620
SABMiller Holdings Inc. 3.75% 2022[5]	1,620	1,651
SABMiller Holdings Inc. 4.95% 2042[5]	1,230	1,229
HSBC Finance Corp. 0.705% 2016[4]	1,975	1,959
HSBC Bank PLC 1.50% 2018[5]	825	796
HSBC Holdings PLC 4.00% 2022	700	718
Telecom Italia Capital SA 7.175% 2019	1,194	1,334
Telecom Italia Capital SA 7.20% 2036	466	462
Telecom Italia Capital SA 7.721% 2038	1,551	1,583
Banc of America Commercial Mortgage Inc., Series 2006-3, Class A-4, 5.889% 2044[2,4]	550	612
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.857% 2049[2,4]	835	939
Banc of America Commercial Mortgage Inc., Series 2007-4, Class A-M, 6.002% 2051[2,4]	955	1,036
Banc of America Commercial Mortgage Inc., Series 2008-1, Class A-4, 6.395% 2051[2,4]	670	771
Jaguar Land Rover PLC 7.75% 2018[5]	2,600	2,821
Jaguar Land Rover PLC 5.625% 2023[5]	500	487
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

PNC Financial Services Group, Inc. 2.854% 2022	US$2,670	US$2,439
PNC Financial Services Group, Inc., Series R, junior subordinated 4.85% (undated)[4]	900	841
Inmet Mining Corp. 8.75% 2020[5]	2,740	2,815
Inmet Mining Corp. 7.50% 2021[5]	455	438
Progress Energy, Inc. 6.05% 2014	1,000	1,037
Progress Energy, Inc. 7.05% 2019	1,210	1,467
Progress Energy, Inc. 7.75% 2031	550	714
Hospitality Properties Trust 6.30% 2016	2,000	2,176
Hospitality Properties Trust 6.70% 2018	905	1,008
Prologis, Inc. 6.125% 2016	690	778
Prologis, Inc. 6.625% 2018	830	956
Prologis, Inc. 7.375% 2019	1,200	1,445
Volvo Treasury AB 5.95% 2015[5]	2,920	3,140
Ford Motor Credit Co. 2.375% 2018	3,250	3,131
American Tower Corp. 7.00% 2017	2,700	3,130
American International Group, Inc. 3.00% 2015	1,500	1,546
American International Group, Inc. 3.80% 2017	1,500	1,573
Leap Wireless International, Inc., Term Loan C, 4.75% 2020[2,4,7]	2,275	2,258
Cricket Communications, Inc. 7.75% 2020	800	772
Altria Group, Inc. 2.95% 2023	1,275	1,183
Altria Group, Inc. 9.95% 2038	750	1,114
Altria Group, Inc. 4.50% 2043	715	639
Kinder Morgan Energy Partners, LP 6.00% 2017	140	158
Kinder Morgan Energy Partners, LP 3.45% 2023	2,250	2,116
Kinder Morgan Energy Partners, LP 3.50% 2023	700	657
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 2037[2]	47	48
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-3, 5.311% 2039[2]	1,405	1,548
CS First Boston Mortgage Securities Corp., Series 2007-C5, Class A4, 5.695% 2040[2,4]	1,000	1,121
CS First Boston Mortgage Securities Corp., Series 2007-C2, Class A-M, 5.615% 2049[2,4]	200	213
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 2.90% 2014[5]	1,240	1,278
Commonwealth Bank of Australia 0.75% 2016[2,5]	1,650	1,638
Norfolk Southern Corp. 5.75% 2016	985	1,096
Norfolk Southern Corp. 3.25% 2021	835	831
Norfolk Southern Corp. 3.00% 2022	1,000	967
Boyd Gaming Corp. 7.125% 2016	350	346
Boyd Gaming Corp. 9.125% 2018	700	733
Boyd Gaming Corp. 9.00% 2020	1,775	1,808
BNP Paribas 5.00% 2021	2,000	2,129
BNP Paribas 3.25% 2023	815	750
CenterPoint Energy Resources Corp. 4.50% 2021	2,630	2,874
Pernod Ricard SA 2.95% 2017[5]	2,000	2,048
Pernod Ricard SA 4.45% 2022[5]	720	734
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.392% 2044[2,4]	1,150	1,237
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048[2]	1,387	1,530
Gilead Sciences, Inc. 2.40% 2014	200	204
Gilead Sciences, Inc. 3.05% 2016	1,505	1,592
Gilead Sciences, Inc. 4.40% 2021	830	892
Total Capital International 1.55% 2017	1,070	1,061
Total Capital International 2.875% 2022	960	924
Total Capital International 2.70% 2023	345	323
Total Capital Canada Ltd. 2.75% 2023	405	379
Amgen Inc. 2.50% 2016	1,650	1,706
Amgen Inc. 2.125% 2017	950	955
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

Tennessee Valley Authority 5.88% 2036	US$ 500	US$ 639
Tennessee Valley Authority 5.25% 2039	1,750	2,004
Limited Brands, Inc. 7.00% 2020	1,440	1,606
Limited Brands, Inc. 5.625% 2022	1,000	1,020
American Express Co. 0.863% 2018[4]	2,500	2,500
UniCredito Italiano SpA 6.00% 2017[5]	2,425	2,476
CityCenter Holdings, LLC and CityCenter Finance Corp. 7.625% 2016	1,250	1,325
CityCenter Holdings, LLC and CityCenter Finance Corp. 10.75% 2017[6]	1,058	1,145
Standard Chartered PLC 3.85% 2015[5]	1,670	1,743
Standard Chartered Bank 3.95% 2023[5]	780	727
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A-5, 4.855% 2041[2,4]	1,156	1,202
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class AM, 4.805% 2043[2,4]	520	540
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A-4, 6.038% 2050[2,4]	630	710
Roche Holdings, Inc. 6.00% 2019[5]	1,280	1,535
Roche Holdings, Inc. 7.00% 2039[5]	630	856
Volkswagen International Finance NV 1.625% 2013[5]	850	851
Volkswagen International Finance NV 2.375% 2017[5]	1,500	1,526
inVentiv Health Inc. 9.00% 2018[5]	2,250	2,357
Kimco Realty Corp., Series C, 4.904% 2015	235	248
Kimco Realty Corp. 5.70% 2017	500	559
Kimco Realty Corp. 6.875% 2019	1,250	1,512
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[2,5]	1,114	1,179
DBUBS Mortgage Trust, Series 2011-LC1A, Class A3, 5.002% 2046[2,5]	1,000	1,109
Needle Merger Sub Corp. 8.125% 2019[5]	2,200	2,255
Marfrig Holdings (Europe) BV 9.875% 2017[5]	1,350	1,363
Marfrig Holdings (Europe) BV 8.375% 2018	500	473
Marfrig Overseas Ltd. 9.50% 2020[5]	300	300
Marfrig Overseas Ltd. 9.50% 2020	100	100
Verizon Communications Inc. 2.45% 2022	331	301
Verizon Communications Inc. 4.75% 2041	275	263
Verizon Communications Inc. 6.00% 2041	1,475	1,662
Intelsat Jackson Holding Co. 6.625% 2022[5]	2,250	2,194
NGPL PipeCo LLC 9.625% 2019[5]	2,100	2,184
Developers Diversified Realty Corp. 7.50% 2017	1,000	1,160
Developers Diversified Realty Corp. 4.75% 2018	940	1,011
PTT Exploration & Production Ltd. 5.692% 2021[5]	2,000	2,148
ArcelorMittal 5.00% 2017[4]	1,000	1,018
ArcelorMittal 6.00% 2021[4]	1,000	1,003
ArcelorMittal 6.75% 2022[4]	95	98
Mediacom LLC and Mediacom Capital Corp. 7.25% 2022	2,000	2,115
CIT Group Inc. 5.00% 2017	2,000	2,053
Canadian National Railway Co. 4.95% 2014	2,005	2,052
Denbury Resources Inc. 4.625% 2023	2,200	2,032
DaimlerChrysler North America Holding Corp. 2.40% 2017[5]	2,000	2,008
GlaxoSmithKline Capital Inc. 1.50% 2017	2,000	1,988
SRA International, Inc., Term Loan B, 6.50% 2018[2,4,7]	1,471	1,465
SRA International, Inc. 11.00% 2019	500	520
Russian Federation 3.25% 2017[5]	1,200	1,237
Russian Federation 5.625% 2042[5]	700	728
ConAgra Foods, Inc. 1.30% 2016	800	802
ConAgra Foods, Inc. 3.20% 2023	1,200	1,149
Williams Partners L.P. and Williams Partners Finance Corp. 3.80% 2015	525	548
Williams Partners L.P. 4.125% 2020	375	378
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

Williams Partners L.P. and Williams Partners Finance Corp. 5.25% 2020	US$ 925	US$ 995
QGOG Constellation S.A. 6.25% 2019[5]	1,950	1,916
SBC Communications Inc. 5.10% 2014	100	105
AT&T Inc. 1.40% 2017	1,185	1,153
AT&T INC. 4.30% 2042	750	656
Imperial Tobacco Finance PLC 3.50% 2023[5]	2,000	1,883
Israeli Government 4.00% 2022	1,832	1,867
Teva Pharmaceutical Financial IV LLC, 2.25% 2020	1,900	1,819
JMC Steel Group Inc. 8.25% 2018[5]	1,850	1,818
FMG Resources 8.25% 2019[5]	1,750	1,811
SunGard Data Systems Inc. 7.375% 2018	1,700	1,802
Koninklijke KPN NV 8.375% 2030	1,450	1,798
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-3, 5.43% 2040[2]	1,000	1,101
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A-M, 6.425% 2045[2,4]	615	693
Gazprom OJSC, Series 9, 6.51% 2022	1,675	1,780
Public Service Electric and Gas Co., Series E, 5.30% 2018	1,520	1,758
Transocean Inc. 2.50% 2017	350	346
Transocean Inc. 6.375% 2021	1,215	1,367
Chevron Corp. 1.718% 2018	945	937
Chevron Corp. 2.355% 2022	820	772
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	250	300
Consumers Energy Co. 2.85% 2022	1,440	1,395
Caesars Entertainment Operating Co. 9.00% 2020[5]	1,000	960
Caesars Entertainment Operating Co. 9.00% 2020[5]	500	479
Caesars Entertainment Operating Co. 9.00% 2020[5]	250	239
CEMEX Finance LLC 9.375% 2022[5]	1,505	1,648
VPI Escrow Corp. 6.375% 2020[5]	360	358
VPI Escrow Corp. 7.50% 2021[5]	1,240	1,285
United Rentals, Inc. 7.375% 2020	1,500	1,609
PDC Energy Inc. 7.75% 2022[5]	1,550	1,608
Korea Development Bank 8.00% 2014	1,550	1,606
Select Medical Holdings Corp. 6.375% 2021[5]	1,680	1,604
Hughes Satellite Systems Corp. 6.50% 2019	500	533
Hughes Satellite Systems Corp. 7.625% 2021	1,000	1,068
MacDermid 9.50% 2017[5]	1,525	1,574
Dollar General Corp. 3.25% 2023	1,690	1,546
iStar Financial Inc., Term Loan B, 4.50% 2017[2,4,7]	1,523	1,544
US Investigations Services, Inc., Term Loan B, 5.00% 2015[2,4,7]	174	168
US Investigations Services, Inc., Term Loan D, 7.75% 2015[2,4,7]	705	700
US Investigations Services, Inc. 10.50% 2015[5]	700	634
US Investigations Services, Inc. 11.75% 2016[5]	45	36
Slovakia Government 4.375% 2022[5]	1,500	1,530
Bermudan Government 5.603% 2020[5]	1,130	1,232
Bermudan Government 4.138% 2023[5]	300	297
TXU, Term Loan, 3.693% 2014[2,4,7]	215	154
TXU, Term Loan, 4.693% 2017[2,4,7]	859	604
Texas Competitive Electric Holdings Co. LLC 11.50% 2020[5]	1,000	753
Teekay Corp. 8.50% 2020	1,375	1,502
RCI Banque 3.50% 2018[5]	1,500	1,487
Iron Mountain Inc. 5.75% 2024	1,550	1,461
Sabine Pass Liquefaction, LLC 5.625% 2021[5]	1,500	1,459
United Technologies Corp. 1.80% 2017	1,430	1,436
Apache Corp. 2.625% 2023	1,530	1,413
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

Energy Transfer Partners, L.P. 3.60% 2023	US$1,500	US$1,406
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	1,250	1,398
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[5]	1,250	1,278
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 5.125% 2021[5]	125	118
Marks and Spencer Group PLC 6.25% 2017[5]	1,250	1,390
Ply Gem Industries, Inc. 8.25% 2018	1,298	1,389
Regions Financial Corp. 7.75% 2014	29	31
Regions Financial Corp. 5.75% 2015	195	210
Regions Financial Corp. 2.00% 2018	1,175	1,112
CEZ, a s 4.25% 2022[5]	1,340	1,336
Wind Acquisition SA 11.75% 2017[5]	825	862
Wind Acquisition SA 7.25% 2018[5]	450	456
BE Aerospace, Inc. 5.25% 2022	1,310	1,310
Husky Energy Inc. 7.25% 2019	1,040	1,283
R.R. Donnelley & Sons Co. 7.875% 2021	1,250	1,281
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	1,200	1,266
Clearwire Communications and Clearwire Finance, Inc., Series A, 12.00% 2015[5]	1,100	1,172
Clearwire Communications and Clearwire Finance, Inc. 12.00% 2017[5]	75	87
Del Monte Corp. 7.625% 2019	1,175	1,213
Alpha Natural Resources, Inc. 6.00% 2019	500	409
Alpha Natural Resources, Inc. 6.25% 2021	1,000	803
Energy Transfer Partners, L.P. 7.50% 2020	1,100	1,207
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	167	167
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	750	1,040
France Government Agency-Guaranteed, Société Finance 2.875% 2014[5]	1,150	1,183
Time Warner Cable Inc. 6.75% 2018	815	934
Time Warner Cable Inc. 4.00% 2021	250	240
Regency Energy Partners LP and Regency Energy Finance Corp. 5.50% 2023	1,175	1,163
Nortek Inc. 10.00% 2018	700	763
Nortek Inc. 8.50% 2021	370	398
Quebecor Media Inc. 5.75% 2023	1,175	1,152
Warner Music Group 11.50% 2018	1,000	1,150
RBS Global, Inc. and Rexnord LLC 8.50% 2018	1,075	1,148
Cox Communications, Inc. 2.95% 2023[5]	1,250	1,139
National CineMedia, LLC 6.00% 2022	1,100	1,134
Royal Bank of Canada 1.50% 2018	1,160	1,134
Rio Tinto Finance (USA) Ltd. 2.875% 2022	1,230	1,129
Cardinal Health, Inc. 4.625% 2020	1,050	1,124
Entergy Corp. 4.70% 2017	1,050	1,115
Academy Sports 9.25% 2019[5]	1,000	1,113
Univision Communications Inc. 8.50% 2021[5]	1,040	1,110
Barclays Bank PLC 5.125% 2020	1,000	1,107
LightSquared, Term Loan B, 12.00% 2014[2,6,7,8]	1,014	1,106
QBE Insurance Group Ltd. 2.40% 2018[5]	1,100	1,079
Michaels Stores, Inc. 7.75% 2018	1,000	1,075
Kraft Foods Inc. 2.25% 2017	455	458
Kraft Foods Inc. 5.375% 2020	523	591
Unum Group 5.625% 2020	945	1,043
Simon Property Group, LP 10.35% 2019	750	1,039
Kroger Co. 7.50% 2014	1,000	1,037
Shell International Finance BV 4.00% 2014	1,010	1,035
Toronto-Dominion Bank 2.375% 2016	1,000	1,035
U.S. Coatings Acquisition Inc. and Flash Dutch 2 BV 7.375% 2021[5]	1,000	1,024
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

Union Pacific Corp. 5.70% 2018	US$ 200	US$233
Union Pacific Corp. 6.15% 2037	650	777
Navios Maritime Acquisition Corporation and Navios Acquisition Finance (US) Inc. 8.625% 2017	700	719
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	300	286
ERP Operating LP 4.625% 2021	940	997
Devon Energy Corp. 3.25% 2022	1,010	980
McClatchy Co. 9.00% 2022[5]	925	976
ABB Finance (USA) Inc. 1.625% 2017	470	467
ABB Finance (USA) Inc. 2.875% 2022	510	489
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A-5, 5.342% 2043[2]	90	100
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-5, 5.50% 2047[2]	250	281
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-M, 5.591% 2047[2,4]	380	404
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A-3, 5.937% 2049[2,4]	150	168
Teco Finance, Inc. 6.572% 2017	30	35
Teco Finance, Inc. 5.15% 2020	45	50
Tampa Electric Co. 4.10% 2042	930	862
McKesson Corp. 0.95% 2015	185	185
McKesson Corp. 3.25% 2016	180	190
McKesson Corp. 2.70% 2022	125	117
McKesson Corp. 2.85% 2023	480	453
Arch Coal, Inc. 7.00% 2019	1,125	942
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[5]	900	909
Stater Bros. Holdings Inc. 7.75% 2015	900	905
NXP BV and NXP Funding LLC 9.75% 2018[5]	800	899
Continental Resources Inc. 8.25% 2019	225	248
Continental Resources Inc. 7.375% 2020	75	84
Continental Resources Inc. 7.125% 2021	500	553
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 3.45% 2014[5]	855	882
Virgin Media Finance PLC 8.375% 2019[5]	800	872
Grifols Inc. 8.25% 2018	800	864
Esterline Technologies Corp. 7.00% 2020	760	819
DAE Aviation Holdings, Inc. 11.25% 2015[5]	795	799
American Electric Power Co. 1.65% 2017	815	793
Watco Companies 6.375% 2023[5]	790	790
UnitedHealth Group Inc. 2.875% 2023	835	786
Kinetic Concepts, Inc. 12.50% 2019	750	780
Electricité de France SA 6.95% 2039[5]	625	771
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A-M, 6.084% 2050[2,4]	690	770
MBNA Credit Card Master Note Trust, Series 2004-1, Class B, 4.45% 2016[2]	750	769
Consolidated Edison Company of New York, Inc. Series 2013-A, 3.95% 2043	840	764
CEVA Group PLC 11.625% 2016[5]	625	634
CEVA Group PLC 8.375% 2017[5]	108	106
FirstEnergy Corp., Series A, 2.75% 2018	750	731
Veolia Environnement 6.00% 2018	630	730
South Korean Government 5.75% 2014	700	726
International Paper Co. 7.30% 2039	600	723
Patheon Inc., Term Loan B1, 7.25% 2018[2,4,7]	662	668
Symbion Inc. 8.00% 2016	630	658
Quintiles, Term Loan B-2, 4.50% 2018[2,4,7]	647	650
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A-4, 5.694% 2050[2,4]	565	642
TRAC Intermodal 11.00% 2019[5]	575	635
Staples, Inc. 9.75% 2014	600	628
Toys “R” Us Property Co. II, LLC 8.50% 2017	225	235
Toys “R” Us-Delaware, Inc., Term Loan B2, 5.25% 2018[2,4,7]	400	386
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

SBA Communications Corp. 5.75% 2020[5]	US$600	US$604
Milacron LLC 7.75% 2021[5]	600	602
Level 3 Communications, Inc. 8.125% 2019	400	423
Level 3 Communications, Inc. 11.875% 2019	150	171
EchoStar DBS Corp. 7.125% 2016	300	326
DISH DBS Corp. 4.625% 2017	250	253
HCA Holdings Inc. 6.25% 2021	550	562
Intesa Sanpaolo SpA 6.50% 2021[5]	555	560
Northern States Power Co., First Mortgage Bonds, 2.15% 2022	600	551
Kraft Foods Inc. 5.375% 2020	477	536
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A-M, 5.372% 2047[2]	500	529
Access Midstream Partners, L.P. 4.875% 2023	550	513
Serena Software, Inc. 10.375% 2016	502	497
Newcrest Finance Pty Ltd. 4.45% 2021[5]	525	472
Macy’s Retail Holdings, Inc. 7.875% 2015[4]	411	466
Time Warner Inc. 6.50% 2036	240	273
Time Warner Inc. 6.25% 2041	170	188
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-2, 5.234% 2023[2]	400	461
Atlas Copco AB 5.60% 2017[5]	400	446
Concho Resources Inc. 7.00% 2021	400	432
HBOS PLC 6.75% 2018[5]	375	399
ACE INA Holdings Inc. 2.60% 2015	365	379
HDTFS Inc. 6.25% 2022	350	367
GenCorp Inc. 7.125% 2021[5]	350	364
UBS AG 5.75% 2018	303	350
Iberdrola Finance Ireland 3.80% 2014[5]	335	344
Georgia Gulf Corp. 4.875% 2023[5]	360	343
TransCanada PipeLines Ltd. 7.625% 2039	250	340
Sibur Securities Ltd. 3.914% 2018[5]	350	324
Royal Bank of Scotland PLC 5.625% 2020	290	315
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A-3, 6.093% 2049[2,4]	260	295
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class A-M, 5.406% 2044[2]	200	215
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A-4, 6.09% 2049[2,4]	70	79
National Grid PLC 6.30% 2016	250	283
CNA Financial Corp. 7.35% 2019	230	279
AXA SA 8.60% 2030	220	267
Thomson Reuters Corp. 5.95% 2013	250	250
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[2]	29	31
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[2]	63	70
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[2]	130	148
State of New Jersey, Economic Development Authority, Energy Facility Revenue Bonds
(ACR Energy Partners, LLC Project), Series 2011-B, 12.00% 2030[5]	240	232
Cliffs Natural Resources Inc. 4.875% 2021	245	222
E.ON International Finance BV 6.65% 2038[5]	150	189
Crescent Resources 10.25% 2017[5]	175	181
Brandywine Operating Partnership, LP 3.95% 2023	190	179
France Télécom 4.375% 2014	140	144
Canadian Natural Resources Ltd. 5.70% 2017	100	113
Santander Issuances, SA Unipersonal 6.50% 2019[4,5]	100	99
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 2.051% 2014[2,4,7]	10	6
Hawker Beechcraft Acquisition Co., LLC 8.50% 2015[8]	525	50
Hawker Beechcraft Acquisition Co., LLC 8.875% 2015[6,8]	351	33
Tower Automotive Holdings 10.625% 2017[5]	83	88
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

Tyson Foods, Inc. 6.60% 2016[4]	US$40	US$ 45
Midwest Generation, LLC, Series B, 8.56% 2016[2,8]	40	38
Northwest Airlines, Inc., Term Loan B, 3.78% 2013[2,4,7]	2	2
Northwest Airlines, Inc., Term Loan A, 2.03% 2018[2,4,7]	6	6
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-2, 4.98% 2015[2]	2	2
		1,128,066
Total bonds, notes & other debt instruments (cost: $2,514,256,000)		2,491,876
Convertible securities 0.02%
	Shares or
U.S. dollars 0.02%	principal amount

CEVA Group PLC 3.273% convertible notes 2023[4,5,6,9]	US$313,122	380
CEVA Group PLC, Series A-2, 2.268% convertible preferred[9,10]	36	33
Total convertible securities (cost: $365,000)		413
Common stocks 0.03%

U.S. dollars 0.03%	Shares

Beech Holdings, LLC[9,10,11]	70,244	481
CEVA Group PLC[5,9,11]	431	391
Atrium Corp.[5,9,11]	2	—
Total common stocks (cost: $1,662,000)		872
	Principal amount
Short-term securities 9.03%	(000)

Australia & New Zealand Banking Group, Ltd. 0.165%–0.17% due 8/2–8/8/2013[5]	US$51,700	51,694
Freddie Mac 0.09% due 11/6/2013	38,000	37,987
Federal Home Loan Bank 0.08% due 7/5/2013	35,313	35,313
National Australia Funding (Delaware) Inc. 0.13%–0.17% due 8/19–9/9/2013[5]	33,200	33,192
Bank of Nova Scotia 0.145% due 7/15/2013	25,800	25,798
Province of Ontario 0.15% due 8/13/2013	20,000	19,996
Fannie Mae 0.11% due 12/11/2013	17,400	17,391
Sumitomo Mitsui Banking Corp. 0.18% due 7/17/2013[5]	17,100	17,099
Total short-term securities (cost: $238,469,000)		238,470
Total investment securities (cost: $2,754,752,000)		2,731,631
Other assets less liabilities		(91,824)
Net assets		US$2,639,807

[1]	Index-linked bond whose principal amount moves with a government price index.
[2]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[3]	Step bond; coupon rate will increase at a later date.
[4]	Coupon rate may change periodically.
[5]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $264,500,000, which represented 10.02% of the net assets of the fund.
[6]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[7]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $11,132,000, which represented .42% of the net assets of the fund.
[8]	Scheduled interest and/or principal payment was not received.
[9]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,285,000, which represented .05% of the net assets of the fund.
[10]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition	Cost	Value	Percent of
	date(s)	(000)	(000)	net assets

Beech Holdings, LLC	2/26/2010–2/15/2013	US$ 664	US$ 481.02%
CEVA Group PLC, Series A-2, 2.268% convertible preferred	3/10/2010	52	33.00
Total restricted securities		US$716	US$514.02%

[11]	Security did not produce income during the last 12 months.

High-Income Bond FundSM

Investment portfolio

June 30, 2013

unaudited

Bonds, notes & other debt instruments 91.45%
	Principal amount	Value
Telecommunication services 16.95%	(000)	(000)

Wind Acquisition SA 11.75% 2017[1]	$17,618	$ 18,411
Wind Acquisition SA 11.75% 2017	€8,550	11,602
Wind Acquisition SA 7.25% 2018[1]	$5,975	6,050
Wind Acquisition SA 7.25% 2018[1]	2,000	2,005
Wind Acquisition SA 7.375% 2018	€4,075	5,364
Sprint Nextel Corp. 6.00% 2016	$ 2,250	2,379
Sprint Nextel Corp. 8.375% 2017	10,400	11,726
Sprint Nextel Corp. 9.125% 2017	3,000	3,465
Sprint Nextel Corp. 9.00% 2018[1]	4,000	4,690
Sprint Nextel Corp. 7.00% 2020	12,050	12,773
Sprint Nextel Corp. 11.50% 2021	4,950	6,608
Clearwire Communications and Clearwire Finance, Inc., Series B, 12.00% 2015[1]	12,480	13,291
Clearwire Communications and Clearwire Finance, Inc., Series A, 12.00% 2015[1]	10,575	11,262
Clearwire Communications and Clearwire Finance, Inc. 14.75% 2016[1]	1,250	1,713
Clearwire Communications and Clearwire Finance, Inc. 12.00% 2017[1]	9,135	10,619
MetroPCS Wireless, Inc. 6.25% 2021[1]	15,625	15,957
MetroPCS Wireless, Inc. 6.625% 2023[1]	15,625	15,957
Leap Wireless International, Inc., Term Loan C, 4.75% 2020[2,3,4]	18,425	18,291
Cricket Communications, Inc. 7.75% 2020	12,725	12,280
Frontier Communications Corp. 8.125% 2018	1,250	1,378
Frontier Communications Corp. 8.50% 2020	5,775	6,396
Frontier Communications Corp. 9.25% 2021	4,525	5,192
Frontier Communications Corp. 8.75% 2022	550	602
Frontier Communications Corp. 7.125% 2023	5,375	5,368
Frontier Communications Corp. 7.625% 2024	6,000	6,045
NII Capital Corp. 7.875% 2019[1]	7,800	7,430
NII Capital Corp. 8.875% 2019	1,000	855
NII Capital Corp. 11.375% 2019[1]	6,210	6,676
NII Capital Corp. 7.625% 2021	11,250	8,859
LightSquared, Term Loan B, 12.00% 2014[3,4,5,6]	17,291	18,848
Vodafone Group PLC, Term Loan B, 6.875% 2015[3,4,5]	6,983	7,105
Vodafone Group PLC, Term Loan B, 6.25% 2016[3,4,5]	6,480	6,675
Digicel Group Ltd. 10.50% 2018[1]	1,000	1,065
Digicel Group Ltd. 8.25% 2020[1]	5,650	5,876
Digicel Group Ltd. 6.00% 2021[1]	5,650	5,353
Intelsat Jackson Holding Co. 6.625% 2022[1]	10,825	10,554
Trilogy International Partners, LLC 10.25% 2016[1]	8,575	8,275
SBA Communications Corp. 5.75% 2020[1]	2,175	2,189
Level 3 Communications, Inc. 8.125% 2019	1,150	1,216
Level 3 Communications, Inc. 11.875% 2019	750	853
Koninklijke KPN NV, junior subordinated 6.125% (undated)[2]	€700	899
Telecom Italia Capital SA 6.999% 2018	$335	370
		302,522
Bonds, notes & other debt instruments
	Principal amount	Value
Consumer discretionary 14.19%	(000)	(000)

MGM Resorts International 5.875% 2014	$ 325	$ 334
MGM Resorts International 6.625% 2015	6,550	7,017
MGM Resorts International 6.875% 2016	5,000	5,375
MGM Resorts International 7.50% 2016	4,375	4,791
MGM Resorts International 8.625% 2019	4,200	4,767
MGM Resorts International 6.75% 2020	3,700	3,839
MGM Resorts International 6.625% 2021	3,450	3,562
MGM Resorts International 7.75% 2022	3,000	3,274
Boyd Gaming Corp. 7.125% 2016	7,480	7,387
Boyd Gaming Corp. 9.125% 2018	9,190	9,627
Boyd Gaming Corp. 9.00% 2020	6,250	6,367
Caesars Entertainment Operating Co. 11.25% 2017	6,995	7,301
Caesars Entertainment Operating Co. 9.00% 2020[1]	5,290	5,078
Caesars Entertainment Operating Co. 9.00% 2020[1]	3,825	3,662
Caesars Entertainment Operating Co. 9.00% 2020[1]	2,650	2,537
EchoStar DBS Corp. 7.75% 2015	1,000	1,088
EchoStar DBS Corp. 7.125% 2016	1,000	1,088
DISH DBS Corp. 4.625% 2017	6,875	6,944
DISH DBS Corp. 4.25% 2018[1]	7,075	6,969
DISH DBS Corp. 7.875% 2019	700	788
DISH DBS Corp. 5.875% 2022	525	536
Limited Brands, Inc. 5.25% 2014	220	229
Limited Brands, Inc. 8.50% 2019	905	1,054
Limited Brands, Inc. 7.00% 2020	3,514	3,918
Limited Brands, Inc. 6.625% 2021	3,375	3,683
Limited Brands, Inc. 5.625% 2022	2,500	2,550
Needle Merger Sub Corp. 8.125% 2019[1]	10,455	10,716
Revel Entertainment, Term Loan B, 14.50% 2018[2,3,4,5]	10,757	10,703
Toys “R” Us-Delaware, Inc., Term Loan B, 6.00% 2016[2,3,4]	210	208
Toys “R” Us-Delaware, Inc. 7.375% 2016[1]	6,075	6,090
Toys “R” Us Property Co. II, LLC 8.50% 2017	2,900	3,027
Toys “R” Us Property Co. I, LLC 10.75% 2017	125	133
Toys “R” Us-Delaware, Inc., Term Loan B2, 5.25% 2018[2,3,4]	939	904
CityCenter Holdings, LLC and CityCenter Finance Corp. 7.625% 2016	4,800	5,088
CityCenter Holdings, LLC and CityCenter Finance Corp. 10.75% 2017[5]	3,628	3,928
Jaguar Land Rover PLC 7.75% 2018[1]	4,035	4,378
Jaguar Land Rover PLC 8.125% 2021[1]	2,025	2,238
Jaguar Land Rover PLC 5.625% 2023[1]	1,250	1,219
DineEquity, Inc. 9.50% 2018	5,950	6,634
Quebecor Media Inc. 7.75% 2016	923	940
Quebecor Media Inc. 5.75% 2023	5,425	5,316
Univision Communications Inc., Term Loan C3, 4.00% 2020[2,3,4]	1,247	1,238
Univision Communications Inc. 8.50% 2021[1]	4,570	4,878
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[1]	5,625	5,752
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 5.125% 2021[1]	325	307
Royal Caribbean Cruises Ltd. 11.875% 2015	5,050	5,883
Michaels Stores, Inc. 7.75% 2018	5,250	5,644
Academy Sports 9.25% 2019[1]	4,700	5,229
Warner Music Group 11.50% 2018	2,750	3,162
Warner Music Group 13.75% 2019	1,275	1,492
J.C. Penney Co., Inc. 5.75% 2018	4,989	4,403
Mediacom LLC and Mediacom Capital Corp. 9.125% 2019	4,000	4,320
Mohegan Tribal Gaming Authority 10.50% 2016[1]	250	245
Mohegan Tribal Gaming Authority 11.00% 2018[1,2,5]	4,125	3,908
Bonds, notes & other debt instruments
	Principal amount	Value
Consumer discretionary (continued)	(000)	(000)

Burger King Corp 0%/11.00% 2019[1,7]	$4,800	$ 4,098
Virgin Media Secured Finance PLC 6.50% 2018	475	490
Virgin Media Finance PLC 8.375% 2019[1]	2,175	2,371
UPC Germany GmbH 9.625% 2019	€800	1,150
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 7.25% 2017	$3,600	3,829
PETCO Animal Supplies, Inc. 9.25% 2018[1]	3,525	3,816
Cumulus Media Holdings Inc. 7.75% 2019	2,685	2,638
McClatchy Co. 9.00% 2022[1]	2,275	2,400
NBCUniversal Enterprise, Inc. 5.25% (undated)[1]	2,335	2,339
Local T.V. Finance LLC 9.25% 2015[1,2,5]	2,267	2,281
Carmike Cinemas, Inc. 7.375% 2019	2,000	2,160
Cinemark USA, Inc. 4.875% 2023[1]	2,000	1,925
National CineMedia, LLC 6.00% 2022	1,625	1,676
Laureate Education, Inc. 9.25% 2019[1]	1,550	1,666
Sally Holdings LLC and Sally Capital Inc. 6.875% 2019	1,525	1,643
Burlington Coat Factory Warehouse Corp. 10.00% 2019	1,250	1,387
Tenneco Inc. 6.875% 2020	1,200	1,290
General Motors Financial Co. 3.25% 2018[1]	850	829
General Motors Financial Co. 6.75% 2018	150	164
Six Flags Entertainment Corp. 5.25% 2021[1]	1,000	967
Lamar Media Corp. 7.875% 2018	750	803
LBI Media, Inc. 8.50% 2017[1]	1,000	310
LBI Media, Inc. 13.50% 2020[1,2,5]	657	244
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.00% 2018[2,5]	530	432
Grupo Televisa, SAB 7.25% 2043	MXN6,080	400
Tower Automotive Holdings 10.625% 2017[1]	$ 252	266
		253,322
Industrials 12.18%

Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	19,055	20,103
Ply Gem Industries, Inc. 9.375% 2017	1,590	1,689
Ply Gem Industries, Inc. 8.25% 2018	14,239	15,236
Nortek Inc. 10.00% 2018	7,460	8,131
Nortek Inc. 8.50% 2021	4,935	5,305
Navios Maritime Acquisition Corporation and Navios Acquisition Finance (US) Inc. 8.625% 2017	4,695	4,824
Navios Maritime Holdings Inc. 8.875% 2017	1,650	1,716
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	5,645	5,377
US Investigations Services, Inc., Term Loan B, 5.00% 2015[2,3,4]	1,043	1,008
US Investigations Services, Inc., Term Loan D, 7.75% 2015[2,3,4]	4,450	4,416
US Investigations Services, Inc. 10.50% 2015[1]	4,420	4,000
US Investigations Services, Inc. 11.75% 2016[1]	2,831	2,279
DAE Aviation Holdings, Inc. 11.25% 2015[1]	10,035	10,085
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B, 6.25% 2018[2,3,4]	683	684
DAE Aviation Holdings, Inc., Term Loan B2, 6.25% 2018[2,3,4]	310	310
BE Aerospace, Inc. 5.25% 2022	10,710	10,710
Euramax International, Inc. 9.50% 2016	10,880	10,472
RBS Global, Inc. and Rexnord LLC 8.50% 2018	6,800	7,259
CEVA Group PLC 11.625% 2016[1]	6,415	6,511
CEVA Group PLC 8.375% 2017[1]	229	226
R.R. Donnelley & Sons Co. 7.25% 2018	3,100	3,224
R.R. Donnelley & Sons Co. 7.875% 2021	3,400	3,485
United Rentals, Inc. 7.375% 2020	1,275	1,367
United Rentals, Inc. 7.625% 2022	2,525	2,746
Bonds, notes & other debt instruments
	Principal amount	Value
Industrials (continued)	(000)	(000)

United Rentals, Inc. 6.125% 2023	$ 2,500	$ 2,500
JELD-WEN Escrow Corp. 12.25% 2017[1]	5,500	6,298
HD Supply, Inc. 11.50% 2020	5,380	6,254
Beechcraft Holdings, LLC., Term Loan, 5.75% 2020[2,3,4]	6,130	6,141
General Electric Capital Corp., Series B, junior subordinated 6.25% (undated)[2]	5,400	5,762
Esterline Technologies Corp. 7.00% 2020	5,136	5,534
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 2017[3]	249	262
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[3]	114	122
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[3]	28	29
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[3]	467	498
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[3]	201	208
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[3]	364	396
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 2021[1,3]	22	23
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[3]	2,103	2,266
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[3]	837	932
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[3]	134	143
TransDigm Inc. 7.75% 2018	2,775	2,935
TransDigm Inc. 5.50% 2020[1]	2,000	1,900
Nielsen Finance LLC and Nielsen Finance Co. 11.625% 2014	1,287	1,355
Nielsen Finance LLC and Nielsen Finance Co. 7.75% 2018	3,000	3,240
TRAC Intermodal 11.00% 2019[1]	4,025	4,448
Northwest Airlines, Inc., Term Loan B, 3.78% 2013[2,3,4]	595	587
Northwest Airlines, Inc., Term Loan A, 2.03% 2018[2,3,4]	2,396	2,252
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[3]	918	1,006
Iron Mountain Inc. 5.75% 2024	4,075	3,841
Brunswick Rail Finance Ltd. 6.50% 2017[1]	2,490	2,470
Brunswick Rail Finance Ltd. 6.50% 2017	1,000	992
CNH Capital LLC 3.875% 2015	3,400	3,434
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[1]	3,250	3,283
ARAMARK Corp., Term Loan D, 4.00% 2019[2,3,4]	3,000	3,014
Watco Companies 6.375% 2023[1]	2,425	2,425
Florida East Coast Railway Corp. 8.125% 2017	1,800	1,913
Far East Capital Limited SA 8.00% 2018[1]	665	617
Far East Capital Limited SA 8.75% 2020[1]	1,335	1,225
Milacron LLC 7.75% 2021[1]	1,575	1,579
Avianca Holdings SA, 8.375% 2020[1]	1,375	1,433
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 2.051% 2014[2,3,4]	566	308
Hawker Beechcraft Acquisition Co., LLC 8.50% 2015[6]	1,385	132
Hawker Beechcraft Acquisition Co., LLC 8.875% 2015[5,6]	8,998	855
GenCorp Inc. 7.125% 2021[1]	1,000	1,040
ENA Norte Trust 4.95% 2028[1,3]	979	996
HDTFS Inc. 6.25% 2022	925	970
ADS Waste Escrow 8.25% 2020[1]	525	538
		217,319
Health care 9.73%

inVentiv Health Inc. 9.00% 2018[1]	8,225	8,616
inVentiv Health Inc. 10.75% 2018[1]	16,890	14,187
inVentiv Health Inc. 11.00% 2018[1]	7,685	6,455
Kinetic Concepts, Inc. 10.50% 2018	10,120	10,930
Kinetic Concepts, Inc. 12.50% 2019	9,715	10,104
VPI Escrow Corp. 6.75% 2018[1]	3,000	3,079
VPI Escrow Corp. 6.375% 2020[1]	6,845	6,802
Bonds, notes & other debt instruments
	Principal amount	Value
Health care (continued)	(000)	(000)

VPI Escrow Corp. 7.50% 2021[1]	$ 8,100	$ 8,394
DJO Finance LLC 9.75% 2017	3,920	4,018
DJO Finance LLC 7.75% 2018	10,800	10,719
DJO Finance LLC 9.875% 2018	2,500	2,631
Patheon Inc., Term Loan B1, 7.25% 2018[2,3,4]	9,174	9,266
VWR Funding, Inc. 7.25% 2017	8,570	8,913
Quintiles, Term Loan B-2, 4.50% 2018[2,3,4]	8,487	8,533
Catalent Pharma Solutions Inc., Term Loan, 6.50% 2017[2,3,4]	2,365	2,356
PTS Acquisition Corp. 9.75% 2017	€4,445	6,017
Centene Corp. 5.75% 2017	$ 7,280	7,662
Symbion Inc. 8.00% 2016	7,235	7,560
Bausch & Lomb Inc. 9.875% 2015	6,510	6,721
Surgical Care Affiliates, Inc. 8.875% 2015[1]	3,703	3,721
Surgical Care Affiliates, Inc. 10.00% 2017[1]	1,825	1,889
Select Medical Holdings Corp. 6.375% 2021[1]	4,895	4,675
HCA Inc. 6.375% 2015	2,225	2,336
HCA Inc. 6.50% 2020	650	705
HCA Holdings Inc. 6.25% 2021	1,495	1,529
Multiplan Inc. 9.875% 2018[1]	3,655	3,993
Rotech Healthcare Inc. 10.50% 2018[6]	7,315	3,804
INC Research LLC 11.50% 2019[1]	3,095	3,343
Accellent Inc. 8.375% 2017	2,000	2,080
HealthSouth Corp. 5.75% 2024	1,040	1,017
Tenet Healthcare Corp. 4.50% 2021[1]	905	846
Endo Pharmaceuticals Holdings Inc. 7.00% 2019	430	436
Grifols Inc. 8.25% 2018	350	378
		173,715
Energy 8.90%

NGPL PipeCo LLC 7.119% 2017[1]	600	585
NGPL PipeCo LLC 9.625% 2019[1]	16,550	17,212
Peabody Energy Corp. 6.00% 2018	9,940	10,002
Peabody Energy Corp. 6.25% 2021	5,350	5,190
Alpha Natural Resources, Inc. 9.75% 2018	7,000	6,781
Alpha Natural Resources, Inc. 6.00% 2019	2,470	2,019
Alpha Natural Resources, Inc. 6.25% 2021	3,625	2,909
QGOG Constellation S.A. 6.25% 2019[1]	10,950	10,758
CONSOL Energy Inc. 8.00% 2017	3,345	3,537
CONSOL Energy Inc. 8.25% 2020	6,500	6,841
Laredo Petroleum, Inc. 9.50% 2019	6,825	7,542
Laredo Petroleum, Inc. 7.375% 2022	2,000	2,110
Teekay Corp. 8.50% 2020	8,543	9,333
Arch Coal, Inc. 7.00% 2019	6,120	5,126
Arch Coal, Inc. 7.25% 2021	4,975	4,129
Energy Transfer Partners, L.P. 7.50% 2020	7,025	7,710
PDC Energy Inc. 7.75% 2022[1]	7,425	7,704
Sabine Pass Liquefaction, LLC 5.625% 2021[1]	7,500	7,294
Transocean Inc. 5.05% 2016	1,100	1,197
Transocean Inc. 6.375% 2021	4,695	5,283
Transocean Inc. 7.35% 2041	305	353
Regency Energy Partners LP and Regency Energy Finance Corp. 5.50% 2023	6,900	6,831
Petrobras International Finance Co. 5.75% 2020	1,090	1,139
Petrobras International Finance Co. 5.375% 2021	2,535	2,558
Bonds, notes & other debt instruments
	Principal amount	Value
Energy (continued)	(000)	(000)

Petrobras Global Finance Co. 4.375% 2023	$2,750	$ 2,549
Denbury Resources Inc. 8.25% 2020	1,096	1,189
Denbury Resources Inc. 4.625% 2023	4,375	4,041
Concho Resources Inc. 7.00% 2021	3,700	3,996
Access Midstream Partners, L.P. 4.875% 2023	3,225	3,007
MarkWest Energy Partners, LP 4.50% 2023	2,500	2,300
TransCanada PipeLines Ltd., junior subordinated 6.35% 2067[2]	2,135	2,228
Continental Resources Inc. 7.375% 2020	275	307
Continental Resources Inc. 7.125% 2021	1,500	1,658
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 2021[1,3]	1,710	1,736
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2019[1,3]	1,506	1,543
Samson Investment Co., 2nd Lien Term Loan B, 6.00% 2018[2,3,4]	150	150
		158,847
Materials 8.88%

Reynolds Group Inc. 8.50% 2018	645	668
Reynolds Group Inc. 7.125% 2019	740	785
Reynolds Group Inc. 7.875% 2019	355	389
Reynolds Group Inc. 9.875% 2019	4,820	5,182
Reynolds Group Inc. 5.75% 2020	16,995	17,165
FMG Resources 7.00% 2015[1]	1,125	1,142
FMG Resources 6.00% 2017[1]	11,005	10,757
FMG Resources 6.875% 2018[1]	4,920	4,877
FMG Resources 8.25% 2019[1]	4,300	4,451
Inmet Mining Corp. 8.75% 2020[1]	14,780	15,186
Inmet Mining Corp. 7.50% 2021[1]	6,270	6,035
ArcelorMittal 5.00% 2017[2]	2,275	2,315
ArcelorMittal 10.35% 2019[2]	500	594
ArcelorMittal 6.00% 2021[2]	2,565	2,571
ArcelorMittal 6.75% 2022[2]	3,760	3,873
ArcelorMittal 7.25% 2041[2]	11,105	10,494
CEMEX Finance LLC 9.50% 2016[1]	2,300	2,444
CEMEX Finance LLC 9.375% 2022[1]	8,125	8,897
JMC Steel Group Inc. 8.25% 2018[1]	9,050	8,892
U.S. Coatings Acquisition Inc. and Flash Dutch 2 BV, Term Loan B, 4.75% 2020[2,3,4]	2,080	2,084
U.S. Coatings Acquisition Inc. and Flash Dutch 2 BV 5.75% 2021	€1,000	1,315
U.S. Coatings Acquisition Inc. and Flash Dutch 2 BV 7.375% 2021[1]	$2,605	2,667
Consolidated Minerals Ltd. 8.875% 2016[1]	4,865	4,743
PQ Corp. 8.75% 2018[1]	3,840	3,955
Ryerson Inc. 9.00% 2017[1]	2,775	2,827
Ryerson Inc. 11.25% 2018[1]	975	987
MacDermid 9.50% 2017[1]	3,675	3,794
Cliffs Natural Resources Inc. 3.95% 2018	3,615	3,456
Mirabela Nickel Ltd. 8.75% 2018[1]	4,225	3,380
Sibur Securities Ltd. 3.914% 2018[1]	3,580	3,318
Taminco Global Chemical Corp. 9.75% 2020[1]	2,855	3,194
Newpage Corp., Term Loan B, 7.75% 2018[2,3,4]	3,118	3,162
Georgia Gulf Corp. 4.875% 2023[1]	3,265	3,114
Packaging Dynamics Corp. 8.75% 2016[1]	2,890	2,933
Glencore Xstrata LLC 4.125% 2023[1]	3,045	2,720
Walter Energy, Inc. 9.875% 2020[1]	2,425	2,122
Ball Corp. 5.75% 2021	835	883
Smurfit Capital Funding PLC 7.50% 2025	665	728
Ardagh Packaging Finance 4.875% 2022[1]	475	445
		158,544
Bonds, notes & other debt instruments
	Principal amount	Value
Financials 6.92%	(000)	(000)

CIT Group Inc. 4.25% 2017	$ 2,500	$ 2,522
CIT Group Inc. 5.00% 2017	14,800	15,188
CIT Group Inc., Series C, 5.50% 2019[1]	2,250	2,334
Realogy Corp. 3.375% 2016[1]	1,000	982
Realogy Corp., Letter of Credit, 4.50% 2016[2,3,4]	1,109	1,109
Realogy Corp. 7.875% 2019[1]	11,850	12,561
Realogy Corp., Term Loan B, 4.50% 2020[2,3,4]	614	618
Realogy Corp. 7.625% 2020[1]	750	816
Realogy Corp. 9.00% 2020[1]	1,750	1,960
iStar Financial Inc., Term Loan B, 4.50% 2017[2,3,4]	7,567	7,671
iStar Financial Inc., Series B, 9.00% 2017	2,380	2,666
iStar Financial Inc., 4.875% 2018	500	471
Developers Diversified Realty Corp. 9.625% 2016	3,870	4,611
Developers Diversified Realty Corp. 7.50% 2017	870	1,009
Developers Diversified Realty Corp. 7.875% 2020	1,375	1,679
Citigroup Inc., Series D, junior subordinated 5.35% (undated)[2]	6,750	6,356
Royal Bank of Scotland Group PLC 4.70% 2018	3,555	3,452
RBS Capital Trust II 6.425% noncumulative trust (undated)[2]	1,685	1,365
Royal Bank of Scotland Group PLC, junior subordinated 6.99% (undated)[1,2,6]	1,265	1,195
HBOS PLC 6.75% 2018[1]	2,420	2,574
HBOS PLC 6.00% 2033[1]	3,627	3,345
Hospitality Properties Trust 5.625% 2017	905	978
Hospitality Properties Trust 6.70% 2018	325	362
Hospitality Properties Trust 5.00% 2022	4,000	3,997
MetLife Capital Trust IV, junior subordinated 7.875% 2067[1,2]	2,005	2,398
MetLife Capital Trust X, junior subordinated 9.25% 2068[1,2]	1,300	1,722
MetLife Inc., junior subordinated 10.75% 2069[2]	500	775
Springleaf Finance Corp., Term Loan B, 5.50% 2017[2,3,4]	4,738	4,750
Bank of America Corp., Series U, junior subordinated 5.20% noncumulative (undated)[2]	4,750	4,489
Liberty Mutual Group Inc., Series B, 7.00% 2067[1,2]	1,815	1,842
Liberty Mutual Group Inc., Series A, 7.80% 2087[1,2]	1,820	2,143
Prologis, Inc. 6.625% 2018	1,570	1,808
Prologis, Inc. 7.375% 2019	1,125	1,355
Prologis, Inc. 6.875% 2020	625	726
Crescent Resources 10.25% 2017[1]	3,070	3,177
FelCor Lodging Trust Inc. 5.625% 2023	3,125	3,047
Host Hotels & Resorts LP 5.875% 2019	25	27
Host Hotels & Resorts LP 6.00% 2021	2,750	2,984
NASDAQ OMX Group, Inc. 5.25% 2018	2,350	2,525
Synovus Financial Corp. 7.875% 2019	2,105	2,342
PNC Financial Services Group, Inc., Series R, junior subordinated 4.85% (undated)[2]	2,250	2,104
JPMorgan Chase & Co., Series Q, junior subordinated 5.15% (undated)[2]	2,100	2,011
Unum Group 7.125% 2016	1,225	1,417
Unum Group 5.625% 2020	330	364
American Tower Corp. 7.00% 2017	1,500	1,739
		123,566
Information technology 6.32%

First Data Corp. 11.25% 2016	1,830	1,798
First Data Corp., Term Loan 1L, 4.193% 2017[2,3,4]	1,343	1,318
First Data Corp. 7.375% 2019[1]	2,950	3,046
First Data Corp. 6.75% 2020[1]	2,625	2,684
First Data Corp. 8.25% 2021[1]	5,885	6,032
Bonds, notes & other debt instruments
	Principal amount	Value
Information technology (continued)	(000)	(000)

First Data Corp. 11.75% 2021[1]	$15,755	$ 14,258
First Data Corp. 12.625% 2021	13,679	14,534
First Data Corp. 8.75% 2022[1,2,5]	4,154	4,289
SRA International, Inc., Term Loan B, 6.50% 2018[2,3,4]	14,378	14,318
SRA International, Inc. 11.00% 2019	7,835	8,148
Freescale Semiconductor, Inc. 10.125% 2016	346	356
Freescale Semiconductor, Inc. 9.25% 2018[1]	4,875	5,277
Freescale Semiconductor, Inc. 10.125% 2018[1]	1,622	1,764
Freescale Semiconductor, Inc. 5.00% 2021[1]	2,035	1,938
NXP BV and NXP Funding LLC 3.75% 2018[1]	1,275	1,256
NXP BV and NXP Funding LLC 9.75% 2018[1]	6,616	7,435
SunGard Data Systems Inc. 7.375% 2018	4,525	4,797
SunGard Data Systems Inc. 7.625% 2020	3,650	3,887
Serena Software, Inc. 10.375% 2016	4,795	4,747
Hughes Satellite Systems Corp. 6.50% 2019	1,350	1,438
Hughes Satellite Systems Corp. 7.625% 2021	2,325	2,482
Jabil Circuit, Inc. 8.25% 2018	2,270	2,673
Jabil Circuit, Inc. 5.625% 2020	1,000	1,040
Lawson Software, Inc. 9.375% 2019	3,000	3,266
		112,781
Bonds & notes of governments outside the U.S. 2.49%

Slovenia (Republic of) 4.75% 2018[1]	1,965	1,872
Slovenia (Republic of) 5.50% 2022	11,105	10,244
Slovenia (Republic of) 5.85% 2023[1]	8,405	7,838
Hungarian Government 4.75% 2015	750	763
Hungarian Government 4.125% 2018	1,320	1,289
Hungarian Government 3.875% 2020	€1,000	1,220
Hungarian Government 6.25% 2020	$1,600	1,680
Hungarian Government 6.375% 2021	1,150	1,202
Hungarian Government 5.375% 2023	3,100	3,003
Hungarian Government 7.625% 2041	500	524
Croatian Government 6.25% 2017[1]	2,180	2,291
Croatian Government 6.375% 2021	1,500	1,577
Croatian Government 5.50% 2023[1]	1,915	1,867
Greek Government 2.00%/4.30% 2023[7]	€375	265
Greek Government 2.00%/4.30% 2024[7]	375	248
Greek Government 2.00%/4.30% 2025[7]	375	237
Greek Government 2.00%/4.30% 2026[7]	375	227
Greek Government 2.00%/4.30% 2027[7]	375	223
Greek Government 2.00%/4.30% 2028[7]	375	219
Greek Government 2.00%/4.30% 2029[7]	375	216
Greek Government 2.00%/4.30% 2030[7]	375	213
Greek Government 2.00%/4.30% 2031[7]	375	211
Greek Government 2.00%/4.30% 2032[7]	375	209
Greek Government 2.00%/4.30% 2033[7]	375	210
Greek Government 2.00%/4.30% 2034[7]	375	211
Greek Government 2.00%/4.30% 2035[7]	375	208
Greek Government 2.00%/4.30% 2036[7]	375	208
Greek Government 2.00%/4.30% 2037[7]	375	209
Greek Government 2.00%/4.30% 2038[7]	375	205
Greek Government 2.00%/4.30% 2039[7]	375	206
Greek Government 2.00%/4.30% 2040[7]	375	205
Bonds, notes & other debt instruments
	Principal amount	Value
Bonds & notes of governments outside the U.S. (continued)	(000)	(000)

Greek Government 2.00%/4.30% 2041[7]	€ 375	$ 207
Greek Government 2.00%/4.30% 2042[7]	375	206
Portuguese Government 5.65% 2024	1,970	2,389
Brazil (Federal Republic of) 6.00% 2045[8]	BRL4,573	2,252
		44,354
Utilities 2.37%

TXU, Term Loan, 4.693% 2017[2,3,4]	$12,461	8,760
Texas Competitive Electric Holdings Co. LLC 11.50% 2020[1]	10,925	8,221
AES Corp. 7.75% 2015	500	554
AES Corp. 8.00% 2017	5,500	6,215
AES Corp. 8.00% 2020	3,000	3,435
AES Corp. 7.375% 2021	850	937
NRG Energy, Inc. 6.625% 2023[1]	5,000	5,025
CMS Energy Corp. 8.75% 2019	2,150	2,776
CMS Energy Corp. 5.05% 2022	1,900	2,055
NV Energy, Inc 6.25% 2020	3,700	4,352
		42,330
Consumer staples 2.32%

Marfrig Holdings (Europe) BV 9.875% 2017[1]	8,700	8,787
Marfrig Holdings (Europe) BV 8.375% 2018	1,150	1,087
Marfrig Overseas Ltd. 9.50% 2020[1]	1,505	1,507
Marfrig Overseas Ltd. 9.50% 2020	625	626
Rite Aid Corp. 10.25% 2019	4,995	5,644
Stater Bros. Holdings Inc. 7.75% 2015	2,950	2,965
Stater Bros. Holdings Inc. 7.375% 2018	2,475	2,630
Smithfield Foods, Inc. 7.75% 2017	3,525	3,904
Del Monte Corp. 7.625% 2019	3,375	3,485
Cott Beverages Inc. 8.125% 2018	2,675	2,895
C&S Group Enterprises LLC 8.375% 2017[1]	2,702	2,878
BFF International Ltd. 7.25% 2020[1]	2,000	2,212
Spectrum Brands Inc. 9.50% 2018	1,825	2,007
Constellation Brands, Inc. 6.00% 2022	700	754
		41,381
U.S. Treasury bonds & notes 0.15%

U.S. Treasury 0.125% 2013[9]	1,500	1,500
U.S. Treasury 0.25% 2015	1,100	1,098
		2,598
Municipals 0.05%

State of New Jersey, Economic Development Authority, Energy Facility Revenue Bonds
(ACR Energy Partners, LLC Project), Series 2011-B, 12.00% 2030[1]	875	845
Total bonds, notes & other debt instruments (cost: $1,589,963,000)		1,632,124
Convertible securities 0.87%
	Shares or
Industrials 0.42%	principal amount

CEVA Group PLC 3.273 % convertible notes 2023[1,2,5,10]	$4,559,923	5,531
CEVA Group PLC, Series A-2, 2.268% convertible preferred[10,11]	2,211	2,007
		7,538
Convertible securities
	Shares or	Value
Financials 0.28%	principal amount	(000)

Weyerhaeuser Co. Series A, 6.375% convertible preferred	60,000	$ 3,061
Bank of Ireland 10.00% convertible notes 2016	€1,460,000	1,939
		5,000
Information technology 0.12%

Linear Technology Corp., Series A, 3.00% convertible notes 2027	$2,000,000	2,093
Consumer discretionary 0.05%

Cooper-Standard Holdings Inc. 7.00% convertible preferred[1,10]	4,984	994
Total convertible securities (cost: $15,201,000)		15,625
Preferred securities 0.37%

Financials 0.37%	Shares

Goldman Sachs Group, Inc., Series J, 5.50% depositary shares[12]	108,000	2,620
Swire Pacific Ltd. 8.84% cumulative guaranteed perpetual capital securities[1]	85,000	2,468
Zions Bancorporation, Series C, 9.50% noncumulative depositary shares	58,400	1,483
Total preferred securities (cost: $5,710,000)		6,571
Common stocks 1.92%

Industrials 1.14%

Beech Holdings, LLC[10,11,12]	2,213,996	$15,144
CEVA Group PLC[1,10,12]	5,622	5,101
Nortek, Inc.[12]	2,150	138
Atrium Corp.[1,10,12]	361	—
ACF Industries Holding Corp. (CVR)[10,12]	651	—
		20,383
Consumer discretionary 0.62%

Revel AC, Inc.[10,11,12]	125,906	6,278
Revel AC, Inc. (CVR)[10,11,12]	13,372,726	401
Cooper-Standard Holdings Inc.[12]	88,808	4,130
American Media, Inc.[1,10,12]	87,470	243
Adelphia Recovery Trust, Series ACC-6B10,12	1,000,000	30
Adelphia Recovery Trust, Series Arahova[10,12]	388,601	5
Adelphia Recovery Trust, Series ACC-1[10,12]	449,306	1
Five Star Travel Corp.[1,10,12]	7,285	2
		11,090
Materials 0.16%

NewPage Holdings Inc.[10,11,12]	26,880	2,749
Information technology 0.00%

Remark Media, Inc.[1,10,12]	2,236	5
Total common stocks (cost: $74,318,000)		34,227
Rights & warrants 0.01%
		Value
Consumer discretionary 0.01%	Shares	(000)

Cooper-Standard Holdings Inc., warrants, expire 2017[12]	13,289	$ 279
Liberman Broadcasting, Inc., warrant, expires 2022[10,11,12]	1	—
Total rights & warrants (cost: $165,000)		279
	Principal amount
Short-term securities 3.88%	(000)

Coca-Cola Co. 0.15% due 9/17/2013[1]	$25,000	24,996
Fannie Mae 0.10% due 7/1–12/17/2013	14,600	14,595
Wal-Mart Stores, Inc. 0.05%–0.10% due 7/8–7/30/2013[1]	12,700	12,700
Freddie Mac 0.16% due 10/22/2013	7,500	7,498
Federal Farm Credit Banks 0.15% due 5/23/2014	5,000	4,992
Google Inc. 0.10% due 9/24/2013[1]	3,300	3,299
Federal Home Loan Bank 0.055% due 7/19/2013	1,100	1,100
Total short-term securities (cost: $69,176,000)		69,180
Total investment securities (cost: $1,754,533,000)		1,758,006
Other assets less liabilities		26,794
Net assets		$1,784,800

[1]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $684,889,000, which represented 38.37% of the net assets of the fund.
[2]	Coupon rate may change periodically.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $146,787,000, which represented 8.22% of the net assets of the fund.
[5]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[6]	Scheduled interest and/or principal payment was not received.
[7]	Step bond; coupon rate will increase at a later date.
[8]	Index-linked bond whose principal amount moves with a government price index.
[9]	A portion of this security was pledged as collateral for net losses on unsettled forward currency contracts. The total value of pledged collateral was $263,000, which represented .01% of the net assets of the fund.
[10]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $38,491,000, which represented 2.16% of the net assets of the fund.
[11]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition	Cost	Value	Percent of
	date(s)	(000)	(000)	net assets

Beech Holdings, LLC	1/26/2009–2/15/2013	$ 25,196	$ 15,144.85%
Revel AC, Inc.	2/14/2011–12/13/2011	14,751	6,278.35
Revel AC, Inc. (CVR)	2/15/2011–3/15/2013	11,952	401.02
NewPage Holdings Inc.	9/17/2009–9/9/2011	5,599	2,749.16
CEVA Group PLC, Series A-2, 2.268% convertible preferred	3/10/2010–1/23/2012	3,237	2,007.11
Liberman Broadcasting, Inc., warrant, expires 2022	12/31/2012	—	—	.00
Total restricted securities		$60,735	$26,579	1.49%

[12]	Security did not produce income during the last 12 months.

Key to abbreviations and symbol

CVR = Contingent Value Rights

BRL = Brazilian reais

€ = Euros

MXN = Mexican pesos

Mortgage FundSM

Investment portfolio

June 30, 2013

unaudited

Bonds, notes & other debt instruments 87.07%
Mortgage-backed obligations 77.06%	Principal amount	Value
Federal agency mortgage-backed obligations[1] 73.94%	(000)	(000)

Fannie Mae 2.50% 2027	$ 181	$ 182
Fannie Mae 2.50% 2027	86	87
Fannie Mae 2.50% 2028[2]	4,234	4,254
Fannie Mae 2.50% 2028	2,444	2,460
Fannie Mae 3.538% 2040[3]	521	552
Fannie Mae 4.189% 2040[3]	797	847
Fannie Mae 3.453% 2041[3]	359	375
Fannie Mae 3.525% 2041[3]	333	348
Fannie Mae 3.777% 2041[3]	432	460
Fannie Mae 4.00% 2041	1,182	1,232
Fannie Mae 4.00% 2041	314	329
Fannie Mae 4.00% 2042	1,814	1,896
Fannie Mae 2.514% 2043[3]	354	353
Fannie Mae 3.00% 2043[2]	18,550	18,124
Fannie Mae 3.50% 2043[2]	13,550	13,753
Fannie Mae 4.00% 2043[2]	6,000	6,237
Fannie Mae 4.00% 2043[2]	5,750	5,990
Fannie Mae, Series 2012-M14, multifamily 1.114% 2017	150	150
Fannie Mae, Series 2012-M9, multifamily 1.513% 2017	150	149
Fannie Mae, Series 2012-M5, Class A1, multifamily 1.787% 2022	117	117
Fannie Mae, Series 2013-M4, multifamily 2.608% 2022	225	219
Fannie Mae, Series 2012-M2, Class A2, multifamily 2.717% 2022	200	197
Fannie Mae, Series 2012-M3, Class 1-A2, multifamily 3.044% 2022	100	101
Government National Mortgage Assn. 2.50% 2027	291	294
Government National Mortgage Assn. 2.50% 2027	288	291
Government National Mortgage Assn. 2.50% 2028	1,889	1,909
Government National Mortgage Assn. 4.00% 2039	882	899
Government National Mortgage Assn. 6.00% 2039	1,308	1,451
Government National Mortgage Assn. 4.00% 2040	575	586
Government National Mortgage Assn. 5.50% 2040	8,730	9,746
Government National Mortgage Assn. 4.50% 2041	262	279
Government National Mortgage Assn. 5.00% 2041	4,654	5,042
Government National Mortgage Assn. 5.00% 2041	2,738	2,873
Government National Mortgage Assn. 6.50% 2041	2,944	3,308
Government National Mortgage Assn. 3.00% 2042	605	600
Government National Mortgage Assn. 3.50% 2042	623	621
Government National Mortgage Assn. 4.00% 2042	141	144
Government National Mortgage Assn. 3.50% 2043	11,296	11,610
Government National Mortgage Assn. 3.50% 2043	4,589	4,717
Government National Mortgage Assn. 3.50% 2043	3,074	3,160
Government National Mortgage Assn. 3.50% 2043	2,382	2,450
Government National Mortgage Assn. 4.00% 2043[2]	2,250	2,358
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations — Federal agency mortgage-backed obligations[1] (continued)	(000)	(000)

Freddie Mac 3.00% 2026	$ 255	$ 262
Freddie Mac 2.50% 2027	1,347	1,355
Freddie Mac 5.00% 2034	5,403	5,792
Freddie Mac 4.50% 2036	3,611	3,807
Freddie Mac 5.50% 2037	78	84
Freddie Mac 5.00% 2038	701	750
Freddie Mac 5.50% 2038	295	317
Freddie Mac 5.50% 2038	198	213
Freddie Mac 5.50% 2038	85	91
Freddie Mac 3.773% 2039[3]	324	345
Freddie Mac 5.50% 2039	2,284	2,454
Freddie Mac 5.50% 2039	683	734
Freddie Mac 4.50% 2040	670	706
Freddie Mac 4.50% 2040	323	340
Freddie Mac 4.50% 2040	120	127
Freddie Mac 2.563% 2042[3]	256	257
Freddie Mac 4.00% 2042	1,202	1,262
Freddie Mac 4.50% 2042	908	955
Freddie Mac 2.355% 2043[3]	590	583
Freddie Mac 3.50% 2043[2]	2,900	2,937
Freddie Mac 4.00% 2043[2]	10,775	11,208
Freddie Mac, Series K501, Class A1, multifamily 1.337% 2016	94	94
Freddie Mac, Series K711, Class A1, multifamily 1.321% 2018	147	148
Freddie Mac, Series K705, Class A2, multifamily 2.303% 2018	146	148
Freddie Mac, Series K706, Class A2, multifamily 2.323% 2018	200	203
Freddie Mac, Series K704, Class A2, multifamily 2.412% 2018	75	76
Freddie Mac, Series K711, Class A2, multifamily 1.73% 2019	150	147
Freddie Mac, Series K712, Class A2, multifamily 1.869% 2019	170	165
Freddie Mac, Series K709, Class A2, multifamily 2.086% 2019	125	124
Freddie Mac, Series K015, Class A1, multifamily 2.257% 2020	46	47
Freddie Mac, Series K019, Class A1, multifamily 1.459% 2021	144	141
Freddie Mac, Series K017, Class A2, multifamily 2.873% 2021	200	198
Freddie Mac, Series K022, Class A1, multifamily 1.583% 2022	173	169
Freddie Mac, Series KS01, Class A1, multifamily 1.693% 2022	110	108
Freddie Mac, Series K025, Class A1, multifamily 1.875% 2022	174	172
Freddie Mac, Series K022, Class A2, multifamily 2.355% 2022	175	165
Freddie Mac, Series K020, Class A2, multifamily 2.373% 2022	150	141
Freddie Mac, Series KS01, Class A2, multifamily 2.522% 2023	280	268
Freddie Mac, Series K028, Class A2, multifamily 3.111% 2023	250	247
Vendee Mortgage Trust, Series 2011-2, Class V, 3.75% 2028	6,079	6,412
Vendee Mortgage Trust, Series 2011-2, Class DA, 3.75% 2033	217	229
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035	1,941	2,027
FDIC Structured Sale Guaranteed Notes, Series 2010-S1, Class 1-A, 0.744% 2048[3,4]	650	650
		157,408
Other mortgage-backed securities[1] 3.12%

Westpac Banking Corp. 1.375% 2015[4]	200	202
Westpac Banking Corp. 2.45% 2016[4]	200	207
Westpac Banking Corp. 1.25% 2017[4]	200	195
Westpac Banking Corp. 1.375% 2018[4]	250	242
UBS AG 1.875% 2015[4]	200	204
UBS AG 0.75% 2016[4]	225	223
UBS AG 2.25% 2017[4]	200	207
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations — Other mortgage-backed securities[1] (continued)	(000)	(000)

Bank of Nova Scotia 1.25% 2014[4]	$ 200	$ 202
Bank of Nova Scotia 1.75% 2017[4]	200	204
Bank of Nova Scotia 1.95% 2017[4]	200	204
Bank of Montreal 1.30% 2014[4]	250	253
Bank of Montreal 1.95% 2017[4]	250	256
Commonwealth Bank of Australia 0.75% 2016[4]	250	248
Commonwealth Bank of Australia 2.25% 2017[4]	250	255
Swedbank AB 2.125% 2016[4]	200	205
Swedbank AB 1.375% 2018[4]	225	218
Sparebank 1 Boligkreditt AS 2.30% 2018[4]	200	204
Sparebank 1 Boligkreditt AS 1.25% 2019[4]	200	191
Australia & New Zealand Banking Group Ltd. 2.40% 2016[4]	250	259
National Bank of Canada 2.20% 2016[4]	250	258
Barclays Bank PLC 2.25% 2017[4]	250	257
Caisse Centrale Desjardins 1.60% 2017[4]	250	252
National Australia Bank 1.25% 2018[4]	250	243
Skandinaviska Enskilda 1.375% 2018[4]	250	241
Stadshypotek AB 1.875% 2019[4]	250	239
DnB NOR ASA 1.45% 2019[4]	225	219
Credit Suisse Group AG 2.60% 2016[4]	200	208
Nordea Eiendomskreditt AS 2.125% 2017[4]	200	205
Credit Mutuel-CIC Home Loan SFH 1.50% 2017[4]	200	195
Northern Rock PLC 5.625% 2017[4]	125	142
		6,638
Total mortgage-backed obligations		164,046
U.S. Treasury bonds & notes 7.05%
U.S. Treasury inflation-protected securities[5] 5.59%

U.S. Treasury Inflation-Protected Security 2.00% 2014	2,467	2,549
U.S. Treasury Inflation-Protected Security 2.00% 2014	2,517	2,553
U.S. Treasury Inflation-Protected Security 0.50% 2015	5,365	5,502
U.S. Treasury Inflation-Protected Security 0.125% 2016	448	459
U.S. Treasury Inflation-Protected Security 0.625% 2043	1,011	849
		11,912
U.S. Treasury 1.46%

U.S. Treasury 2.875% 2043	3,500	3,099
Total U.S. Treasury bonds & notes		15,011
Federal agency bonds & notes 1.85%

Federal Home Loan Bank, Series 2816, 1.00% 2017	2,970	2,935
Freddie Mac 1.75% 2015	500	513
Freddie Mac 1.00% 2017	500	496
		3,944
Municipals 1.11%

State of Minnesota, Housing Finance Agency, Homeownership Finance Bonds
(GNMA and FNMA Pass-Through Program), Series 2012-B, 2.25% 2042[1]	344	337
State of Minnesota, Housing Finance Agency, Homeownership Finance Bonds
(GNMA and FNMA Pass-Through Program), Series 2013-A, 2.35% 2043[1]	323	318
Bonds, notes & other debt instruments
	Principal amount	Value
Municipals (continued)	(000)	(000)

State of Kentucky, Housing Corp., Housing Revenue Bonds, Series 2013-D, 3.50% 2033	$ 475	$ 501
State of New Mexico, Mortgage Finance Authority, Single-family Mortgage Program Revenue
Refunding Bonds, Series 2012-B-1, Class I, Alternative Minimum Tax, 3.75% 2043	240	249
State of Iowa, Finance Authority, Single-family Mortgage Bonds (Mortgage-backed Securities Program),
Series 2013-1, 2.15% 2043[1]	247	247
State of Oklahoma, Housing Finance Agency, Single-family Mortgage Revenue Bonds
(Homeownership Loan Program), Series 2012-A, 5.00% 2043	215	242
State of Washington, Housing Finance Commission, Single-family Program Revenue Refunding Bonds,
Series 2013-1-N, 3.00% 2043	175	182
State of Illinois, Housing Development Authority, Housing Revenue Bonds, Series 2013-A, 2.45% 2043[1]	174	171
State of Mississippi, Home Corp., Single-family Mortgage Revenue Bonds, Series 2009-A-2, 5.00% 2039	100	108
		2,355
Total bonds, notes & other debt instruments (cost: $186,195,000)		185,356
Short-term securities 43.84%

National Rural Utilities Cooperative Finance Corp. 0.11% due 7/19/2013	8,500	8,499
Honeywell International Inc. 0.07% due 7/22/2013[4]	7,000	7,000
Regents of the University of California 0.12% due 7/8–7/9/2013	6,900	6,900
Wal-Mart Stores, Inc. 0.08% due 8/12/2013[4]	6,800	6,799
Paccar Financial Corp. 0.13% due 8/16–9/5/2013	6,700	6,698
Coca-Cola Co. 0.11%–0.15% due 7/12–9/11/2013[4]	6,500	6,500
JPMorgan Chase & Co. 0.18% due 10/10/2013	6,500	6,496
Merck & Co. Inc. 0.08% due 7/16/2013[4]	6,350	6,350
Gotham Funding Corp. 0.17% due 7/17/2013[4]	6,103	6,102
Wells Fargo & Co. 0.15% due 8/19/2013	5,000	4,998
Federal Farm Credit Banks 0.15% due 5/23/2014	5,000	4,992
Army and Air Force Exchange Service 0.09% due 7/24/2013[4]	4,900	4,900
Sumitomo Mitsui Banking Corp. 0.19% due 7/11/2013[4]	4,300	4,300
ExxonMobil Corp. 0.07% due 7/9/2013	3,000	3,000
John Deere Credit Ltd. 0.09% due 7/19/2013[4]	2,400	2,400
Chevron Corp. 0.07% due 7/22/2013[4]	2,200	2,200
Google Inc. 0.17% due 10/1/2013[4]	2,000	1,999
PepsiCo Inc. 0.06% due 7/25/2013[4]	1,900	1,900
Private Export Funding Corp. 0.12% due 7/17/2013[4]	1,100	1,100
Fannie Mae 0.12% due 8/19/2013	200	200
Total short-term securities (cost: $93,335,000)		93,333
Total investment securities (cost: $279,530,000)		278,689
Other assets less liabilities		(65,803)
Net assets		$212,886

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	A portion or all of the security purchased on a TBA basis.
[3]	Coupon rate may change periodically.
[4]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $58,838,000, which represented 27.64% of the net assets of the fund.
[5]	Index-linked bond whose principal amount moves with a government price index.

Key to abbreviation

TBA = To be announced

U.S. Government/AAA-Rated
Securities FundSM

Investment portfolio

June 30, 2013

unaudited

Bonds, notes & other debt instruments 91.27%
	Principal amount	Value
Federal agency mortgage-backed obligations[1] 45.44%	(000)	(000)

Fannie Mae 3.418% 2017[2]	$ 2,019	$ 2,157
Fannie Mae 6.00% 2021	995	1,098
Fannie Mae 3.50% 2025	7,300	7,631
Fannie Mae 3.50% 2026	304	316
Fannie Mae 2.50% 2027	10,101	10,168
Fannie Mae 2.50% 2027	2,631	2,648
Fannie Mae 2.50% 2027	1,254	1,262
Fannie Mae 2.50% 2027	757	762
Fannie Mae 2.50% 2027	508	511
Fannie Mae 2.50% 2028	6,827	6,869
Fannie Mae 2.50% 2028	1,628	1,638
Fannie Mae 3.00% 2028[3]	81,822	83,944
Fannie Mae 3.00% 2028[3]	897	922
Fannie Mae 6.50% 2028	1,542	1,711
Fannie Mae 5.00% 2035	4,836	5,231
Fannie Mae 2.767% 2036[2]	574	606
Fannie Mae 2.602% 2037[2]	712	756
Fannie Mae 2.662% 2037[2]	234	249
Fannie Mae 6.00% 2037	3,821	4,157
Fannie Mae 6.00% 2037	3,751	4,080
Fannie Mae 6.00% 2037	1,289	1,401
Fannie Mae 6.00% 2037	1,094	1,189
Fannie Mae 6.00% 2037	1,040	1,130
Fannie Mae 6.00% 2037	241	262
Fannie Mae 6.00% 2037	155	169
Fannie Mae 6.50% 2037	299	324
Fannie Mae 6.50% 2037	141	153
Fannie Mae 7.00% 2037	386	432
Fannie Mae 7.00% 2037	128	144
Fannie Mae 2.594% 2038[2]	1,340	1,438
Fannie Mae 5.50% 2038	1,072	1,163
Fannie Mae 6.00% 2038	21,037	22,887
Fannie Mae 6.00% 2038	12,651	13,743
Fannie Mae 6.00% 2038	361	392
Fannie Mae 6.00% 2038	351	372
Fannie Mae 3.607% 2039[2]	1,588	1,672
Fannie Mae 6.00% 2039	9,903	10,758
Fannie Mae 2.613% 2040[2]	15,182	15,741
Fannie Mae 4.189% 2040[2]	1,406	1,494
Fannie Mae 4.408% 2040[2]	2,236	2,385
Fannie Mae 4.50% 2040	2,946	3,122
Fannie Mae 4.50% 2040	1,894	2,007
Fannie Mae 4.50% 2040	591	632
Bonds, notes & other debt instruments
	Principal amount	Value
Federal agency mortgage-backed obligations[1] (continued)	(000)	(000)

Fannie Mae 5.00% 2040	$ 650	$ 719
Fannie Mae 6.00% 2040	2,248	2,443
Fannie Mae 3.525% 2041[2]	2,309	2,411
Fannie Mae 3.777% 2041[2]	4,823	5,131
Fannie Mae 4.00% 2041	16,950	17,683
Fannie Mae 4.00% 2041	14,722	15,432
Fannie Mae 4.00% 2041	12,892	13,500
Fannie Mae 4.00% 2041	3,806	3,966
Fannie Mae 4.00% 2041	2,426	2,528
Fannie Mae 4.50% 2041	6,878	7,294
Fannie Mae 4.50% 2041	4,519	4,840
Fannie Mae 4.50% 2041	3,069	3,252
Fannie Mae 4.50% 2041	1,719	1,837
Fannie Mae 5.00% 2041	1,918	2,130
Fannie Mae 5.00% 2041	1,484	1,651
Fannie Mae 5.00% 2041	956	1,064
Fannie Mae 5.00% 2041	653	726
Fannie Mae 5.00% 2041	615	684
Fannie Mae 5.00% 2041	506	562
Fannie Mae 2.952% 2042[2]	7,787	7,942
Fannie Mae 3.50% 2042	8,451	8,591
Fannie Mae 3.50% 2042	8,281	8,458
Fannie Mae 3.50% 2042	6,824	6,970
Fannie Mae 3.50% 2042	6,433	6,542
Fannie Mae 3.50% 2042	3,616	3,679
Fannie Mae 4.00% 2042	2,634	2,753
Fannie Mae 4.00% 2042	1,653	1,728
Fannie Mae 2.514% 2043[2]	5,272	5,257
Fannie Mae 3.00% 2043[3]	71,725	70,078
Fannie Mae 3.50% 2043[3]	350,162	355,414
Fannie Mae 4.00% 2043[3]	72,843	75,882
Fannie Mae 4.00% 2043[3]	43,000	44,700
Fannie Mae 5.50% 2043[3]	6,240	6,778
Fannie Mae 6.00% 2043[3]	8,640	9,392
Fannie Mae, Series 2012-M9, multifamily 1.513% 2017	2,375	2,353
Fannie Mae, Series 2012-M5, Class A1, multifamily 1.787% 2022	1,313	1,310
Fannie Mae, Series 2013-M4, multifamily 2.608% 2022	2,300	2,235
Fannie Mae, Series 2012-M2, Class A2, multifamily 2.717% 2022	2,350	2,310
Fannie Mae, Series 2012-M3, Class 1-A2, multifamily 3.044% 2022	2,000	2,024
Fannie Mae, Series 2001-4, Class GA, 9.556% 2025[2]	7	8
Fannie Mae, Series 2001-4, Class NA, 10.913% 2025[2]	31	34
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036	541	502
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	1,090	1,185
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	628	697
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	144	171
Government National Mortgage Assn. 3.00% 2026	13,992	14,497
Government National Mortgage Assn. 3.00% 2026	5,404	5,599
Government National Mortgage Assn. 2.50% 2027	1,755	1,772
Government National Mortgage Assn. 2.50% 2027	1,736	1,753
Government National Mortgage Assn. 3.00% 2027	9,846	10,202
Government National Mortgage Assn. 3.00% 2027	3,674	3,801
Government National Mortgage Assn. 2.50% 2028	21,673	21,903
Government National Mortgage Assn. 2.50% 2028	20,888	21,109
Bonds, notes & other debt instruments
	Principal amount	Value
Federal agency mortgage-backed obligations[1] (continued)	(000)	(000)

Government National Mortgage Assn. 2.50% 2028	$ 4,400	$ 4,447
Government National Mortgage Assn. 2.50% 2028[3]	4,409	4,446
Government National Mortgage Assn. 2.50% 2028	4,400	4,444
Government National Mortgage Assn. 2.50% 2028	3,264	3,296
Government National Mortgage Assn. 2.50% 2028	1,342	1,376
Government National Mortgage Assn. 2.50% 2028	1,313	1,326
Government National Mortgage Assn. 5.50% 2038	1,287	1,401
Government National Mortgage Assn. 5.50% 2038	854	931
Government National Mortgage Assn. 5.50% 2038	631	687
Government National Mortgage Assn. 5.50% 2038	608	663
Government National Mortgage Assn. 6.00% 2038	1,149	1,274
Government National Mortgage Assn. 6.50% 2038	3,372	3,797
Government National Mortgage Assn. 6.50% 2038	492	554
Government National Mortgage Assn. 3.50% 2039[2]	1,060	1,128
Government National Mortgage Assn. 5.00% 2039	2,788	3,020
Government National Mortgage Assn. 5.50% 2039	682	746
Government National Mortgage Assn. 6.00% 2039	1,310	1,453
Government National Mortgage Assn. 4.50% 2040	5,370	5,791
Government National Mortgage Assn. 5.50% 2040	32,058	35,788
Government National Mortgage Assn. 4.00% 2041	3,138	3,295
Government National Mortgage Assn. 4.00% 2041	1,205	1,265
Government National Mortgage Assn. 4.50% 2041	4,893	5,220
Government National Mortgage Assn. 5.00% 2041	9,914	10,740
Government National Mortgage Assn. 3.00% 2042	8,646	8,564
Government National Mortgage Assn. 3.50% 2043	99,899	102,678
Government National Mortgage Assn. 3.50% 2043[3]	32,110	32,928
Government National Mortgage Assn. 4.00% 2043[3]	58,325	61,214
Government National Mortgage Assn. 6.172% 2058	66	73
Government National Mortgage Assn. 6.22% 2058	964	1,039
Government National Mortgage Assn., Series 2003, 6.116% 2058	694	764
Freddie Mac 5.00% 2023	124	131
Freddie Mac 5.50% 2024	5,081	5,494
Freddie Mac 6.00% 2026	1,021	1,123
Freddie Mac 6.00% 2027	2,250	2,477
Freddie Mac 4.50% 2029	1,477	1,573
Freddie Mac 2.695% 2035[2]	459	488
Freddie Mac 4.50% 2036	651	684
Freddie Mac 5.801% 2036[2]	1,922	2,011
Freddie Mac 2.189% 2037[2]	170	180
Freddie Mac 5.50% 2037	725	778
Freddie Mac 5.50% 2037	94	101
Freddie Mac 2.802% 2038[2]	545	579
Freddie Mac 4.822% 2038[2]	1,474	1,556
Freddie Mac 5.50% 2038	20,910	22,464
Freddie Mac 5.50% 2038	4,579	4,919
Freddie Mac 5.50% 2038	587	630
Freddie Mac 5.50% 2038	239	256
Freddie Mac 4.50% 2039	6,661	7,013
Freddie Mac 4.50% 2039	5,605	5,901
Freddie Mac 4.50% 2039	2,344	2,468
Freddie Mac 4.50% 2039	1,900	2,001
Freddie Mac 4.50% 2039	1,076	1,133
Freddie Mac 4.50% 2039	688	724
Bonds, notes & other debt instruments
	Principal amount	Value
Federal agency mortgage-backed obligations[1] (continued)	(000)	(000)

Freddie Mac 4.00% 2040	$ 4,262	$ 4,435
Freddie Mac 4.50% 2040	2,279	2,402
Freddie Mac 4.50% 2040	1,941	2,045
Freddie Mac 4.50% 2040	555	588
Freddie Mac 5.00% 2040	6,349	6,838
Freddie Mac 3.232% 2041[2]	9,970	10,418
Freddie Mac 3.402% 2041[2]	2,429	2,540
Freddie Mac 4.50% 2041	8,396	8,865
Freddie Mac 4.50% 2041	3,856	4,072
Freddie Mac 4.50% 2041	2,658	2,807
Freddie Mac 4.50% 2041	1,450	1,531
Freddie Mac 4.50% 2041	1,412	1,486
Freddie Mac 4.50% 2041	707	747
Freddie Mac 4.50% 2041	704	743
Freddie Mac 5.00% 2041	4,603	5,101
Freddie Mac 5.00% 2041	2,069	2,281
Freddie Mac 2.563% 2042[2]	3,801	3,818
Freddie Mac 2.586% 2042[2]	1,805	1,840
Freddie Mac 4.50% 2042	13,624	14,336
Freddie Mac 2.137% 2043[2]	3,404	3,453
Freddie Mac 2.355% 2043[2]	7,207	7,121
Freddie Mac 3.50% 2043[3]	34,375	34,810
Freddie Mac, Series K003, Class A2, multifamily 3.607% 2014	3,500	3,532
Freddie Mac, Series K501, Class A1, multifamily 1.337% 2016	2,198	2,216
Freddie Mac, Series 2356, Class GD, 6.00% 2016	290	307
Freddie Mac, Series K705, Class A2, multifamily 2.303% 2018	1,730	1,752
Freddie Mac, Series K706, Class A2, multifamily 2.323% 2018	2,000	2,027
Freddie Mac, Series K704, Class A2, multifamily 2.412% 2018	1,800	1,834
Freddie Mac, Series K702, Class A2, multifamily 3.154% 2018	2,019	2,132
Freddie Mac, Series K711, Class A2, multifamily 1.73% 2019	2,375	2,329
Freddie Mac, Series K712, Class A2, multifamily 1.869% 2019	1,760	1,710
Freddie Mac, Series K710, Class A2, multifamily 1.883% 2019	1,425	1,391
Freddie Mac, Series K709, Class A2, multifamily 2.086% 2019	1,000	991
Freddie Mac, Series K015, Class A1, multifamily 2.257% 2020	1,739	1,786
Freddie Mac, Series K009, Class A1, multifamily 2.757% 2020	1,294	1,355
Freddie Mac, Series K014, Class A1, multifamily 2.788% 2020	2,026	2,109
Freddie Mac, Series K013, Class A1, multifamily 2.902% 2020	2,081	2,178
Freddie Mac, Series K010, Class A1, multifamily 3.32% 2020[2]	1,629	1,727
Freddie Mac, Series K019, Class A1, multifamily 1.459% 2021	8,056	7,912
Freddie Mac, Series K017, Class A2, multifamily 2.873% 2021	2,325	2,298
Freddie Mac, Series KS01, Class A1, multifamily 1.693% 2022	498	491
Freddie Mac, Series K023, Class A2, multifamily 2.307% 2022	8,540	7,990
Freddie Mac, Series K022, Class A2, multifamily 2.355% 2022	2,375	2,235
Freddie Mac, Series K020, Class A2, multifamily 2.373% 2022	11,755	11,083
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022	8,655	8,160
Freddie Mac, Series K024, Class A2, multifamily 2.573% 2022	2,830	2,707
Freddie Mac, Series 1567, Class A, 0.65% 2023[2]	131	132
Freddie Mac, Series KS01, Class A2, multifamily 2.522% 2023	3,460	3,319
Freddie Mac, Series K028, Class A2, multifamily 3.111% 2023	2,250	2,226
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036	785	713
Freddie Mac, Series 3233, Class PA, 6.00% 2036	672	740
Vendee Mortgage Trust, Series 2011-2, Class DA, 3.75% 2033	25,836	27,250
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035	21,909	22,880
Bonds, notes & other debt instruments
	Principal amount	Value
Federal agency mortgage-backed obligations[1] (continued)	(000)	(000)

National Credit Union Administration, Series 2011-M1, Class A2, 1.40% 2015	$ 760	$ 772
National Credit Union Administration, Series 2010-R2, Class 1A, 0.563% 2017[2]	420	422
National Credit Union Administration, Series 2011-R3, Class 1A, 0.593% 2020[2]	897	900
National Credit Union Administration, Series 2011-R1, Class 1A, 0.643% 2020[2]	494	497
FDIC Structured Sale Guaranteed Notes, Series 2010-S1, Class 1-A, 0.744% 2048[2,4]	325	325
		1,638,945
U.S. Treasury bonds & notes 36.11%
U.S. Treasury 26.96%

U.S. Treasury 3.125% 2013	96,620	97,109
U.S. Treasury 0.50% 2014	17,700	17,759
U.S. Treasury 2.375% 2014	18,500	18,997
U.S. Treasury 2.625% 2014	27,100	27,810
U.S. Treasury 1.875% 2015	26,550	27,346
U.S. Treasury 11.25% 2015	50,680	59,664
U.S. Treasury 1.50% 2016	62,425	63,920
U.S. Treasury 1.50% 2016	33,750	34,558
U.S. Treasury 2.125% 2016	22,725	23,660
U.S. Treasury 4.50% 2016	10,100	11,136
U.S. Treasury 4.625% 2016	19,575	22,060
U.S. Treasury 5.125% 2016	15,675	17,680
U.S. Treasury 7.50% 2016	14,400	17,604
U.S. Treasury 0.75% 2017	14,380	14,201
U.S. Treasury 2.75% 2017	33,000	35,192
U.S. Treasury 3.25% 2017	50,470	54,721
U.S. Treasury 4.625% 2017	37,600	42,576
U.S. Treasury 1.00% 2018	35,650	35,019
U.S. Treasury 1.375% 2018	8,600	8,600
U.S. Treasury 3.50% 2018	46,925	51,624
U.S. Treasury 1.375% 2020	89,980	86,770
U.S. Treasury 1.625% 2022	72,850	67,933
U.S. Treasury 1.75% 2023	4,500	4,210
U.S. Treasury 6.00% 2026	4,750	6,373
U.S. Treasury 6.50% 2026	3,000	4,217
U.S. Treasury 6.25% 2030	5,960	8,440
U.S. Treasury 5.375% 2031	4,800	6,251
U.S. Treasury 3.875% 2040	11,910	12,878
U.S. Treasury 2.875% 2043	79,950	70,787
U.S. Treasury 3.125% 2043	24,900	23,248
		972,343
U.S. Treasury inflation-protected securities[5] 9.15%

U.S. Treasury Inflation-Protected Security 1.875% 2013	1,569	1,571
U.S. Treasury Inflation-Protected Security 1.25% 2014	22,113	22,427
U.S. Treasury Inflation-Protected Security 2.00% 2014	44,411	45,874
U.S. Treasury Inflation-Protected Security 2.00% 2014	66,524	67,484
U.S. Treasury Inflation-Protected Security 0.50% 2015	45,067	46,217
U.S. Treasury Inflation-Protected Security 0.125% 2016	6,742	6,917
U.S. Treasury Inflation-Protected Security 0.125% 2017	10,724	11,007
U.S. Treasury Inflation-Protected Security 0.125% 2018	50,641	51,948
U.S. Treasury Inflation-Protected Security 0.125% 2022	8,696	8,496
U.S. Treasury Inflation-Protected Security 0.125% 2023	8,503	8,235
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. Treasury bonds & notes — U.S. Treasury inflation-protected securities[5] (continued)	(000)	(000)

U.S. Treasury Inflation-Protected Security 2.00% 2026	$ 1,757	$ 2,028
U.S. Treasury Inflation-Protected Security 0.75% 2042	12,504	10,991
U.S. Treasury Inflation-Protected Security 0.625% 2043	56,109	47,089
		330,284
Total U.S. Treasury bonds & notes		1,302,627
Federal agency bonds & notes 9.51%

Federal Home Loan Bank 3.625% 2013	51,720	52,263
Federal Home Loan Bank 5.50% 2014	57,160	60,544
Federal Home Loan Bank 2.75% 2015	9,250	9,628
Federal Home Loan Bank, Series 2816, 1.00% 2017	56,095	55,430
Freddie Mac 0.375% 2014	26,550	26,575
Freddie Mac 1.75% 2015	23,425	24,064
Freddie Mac 1.00% 2017	1,750	1,735
Freddie Mac 1.25% 2019	18,730	17,813
Tennessee Valley Authority, Series A, 3.875% 2021	30,475	33,339
Tennessee Valley Authority 1.875% 2022	10,150	9,559
Tennessee Valley Authority 4.65% 2035	2,330	2,503
Tennessee Valley Authority 5.88% 2036	2,750	3,517
Tennessee Valley Authority 5.25% 2039	8,900	10,191
Tennessee Valley Authority, Series B, 3.50% 2042	4,720	4,001
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 1.625% 2014	18,500	18,848
Fannie Mae 7.125% 2030	4,000	5,728
Private Export Funding Corp. 1.45% 2019	4,750	4,596
Small Business Administration, Series SBIC-PS 2006-10A, Participating Securities, 5.408% 2016[1]	620	655
Small Business Administration, Series 2001-20K, 5.34% 2021[1]	224	244
Small Business Administration, Series 2001-20J, 5.76% 2021[1]	136	148
Small Business Administration, Series 2001-20F, 6.44% 2021[1]	445	494
Small Business Administration, Series 2003-20B, 4.84% 2023[1]	1,033	1,123
		342,998
Bonds & notes of government agencies outside the U.S. 0.21%

United Kingdom Government Agency-Guaranteed, Network Rail Infrastructure Ltd 1.50% 2014[4]	4,000	4,027
France Government Agency-Guaranteed, Société Finance 2.875% 2014[4]	1,810	1,862
Kommunalbanken 1.00% 2014[4]	1,626	1,635
		7,524
Total bonds, notes & other debt instruments (cost: $3,311,988,000)		3,292,094
Short-term securities 30.58%

Honeywell International Inc. 0.07%–0.11% due 7/22–9/23/2013[4]	105,600	105,573
Federal Farm Credit Banks 0.13%–0.18% due 10/18/2013–5/9/2014	83,000	82,901
Chariot Funding, LLC 0.27% due 9/18/2013[4]	35,000	34,991
Jupiter Securitization Co., LLC 0.27% due 9/18–9/19/2013[4]	25,000	24,990
JPMorgan Chase & Co. 0.16% due 8/23/2013	22,500	22,495
Wal-Mart Stores, Inc. 0.06%–0.10% due 7/1–8/26/2013[4]	63,900	63,897
National Rural Utilities Cooperative Finance Corp. 0.10%–0.11% due 7/11–7/22/2013	59,500	59,496
Coca-Cola Co. 0.09%–0.18% due 7/17/2013–1/6/2014[4]	57,100	57,090
Abbott Laboratories 0.11%–0.13% due 7/16–9/9/2013[4]	54,300	54,295
	Principal amount	Value
Short-term securities	(000)	(000)

Tennessee Valley Authority 0.06% due 8/15/2013	$50,000	$ 49,996
Wells Fargo & Co. 0.15% due 8/19/2013	50,000	49,986
Procter & Gamble Co. 0.10% due 8/16–9/13/2013[4]	47,100	47,094
Paccar Financial Corp. 0.07%–0.14% due 7/11–9/12/2013	47,100	47,093
Regents of the University of California 0.12% due 7/8–7/9/2013	46,700	46,698
Emerson Electric Co. 0.10%–0.12% due 7/8–7/23/2013[4]	46,400	46,398
Merck & Co. Inc. 0.08%–0.13% due 7/16–10/28/2013[4]	45,150	45,142
Johnson & Johnson 0.05% due 7/9/2013[4]	39,950	39,949
Chevron Corp. 0.06% due 7/15/2013[4]	38,700	38,699
Harvard University 0.13% due 8/15/2013	30,123	30,120
General Electric Capital Corp. 0.09% due 7/24/2013	30,000	29,998
PepsiCo Inc. 0.06% due 7/25/2013[4]	25,600	25,599
Google Inc. 0.14% due 9/10/2013[4]	25,000	24,994
Army and Air Force Exchange Service 0.11% due 7/26/2013[4]	24,100	24,098
John Deere Credit Ltd. 0.08% due 7/15/2013[4]	20,000	19,999
Private Export Funding Corp. 0.23% due 2/12/2014[4]	20,000	19,967
ExxonMobil Corp. 0.085% due 8/5/2013	11,300	11,299
Total short-term securities (cost: $1,102,849,000)		1,102,857
Total investment securities (cost: $4,414,837,000)		4,394,951
Other assets less liabilities		(787,997)
Net assets		$3,606,954

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Coupon rate may change periodically.
[3]	A portion or all of the security purchased on a TBA basis.
[4]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $680,624,000, which represented 18.87% of the net assets of the fund.
[5]	Index-linked bond whose principal amount moves with a government price index.

Key to abbreviation

TBA = To be announced

Cash Management FundSM

Investment portfolio

June 30, 2013

unaudited

Short-term securities 100.54%
	Principal amount	Value
Federal agency discount notes 38.60%	(000)	(000)

Federal Home Loan Bank 0.05%–0.125% due 7/1–9/16/2013	$ 71,300	$ 71,297
Fannie Mae 0.05%–0.08% due 7/24–9/4/2013	65,100	65,094
Freddie Mac 0.065%–0.13% due 7/15/2013–3/11/2014	60,000	59,981
Federal Farm Credit Banks 0.07% due 8/7/2013	9,900	9,899
		206,271
Commercial paper 35.97%

National Rural Utilities Cooperative Finance Corp. 0.10% due 7/3–7/9/2013	12,700	12,700
ExxonMobil Corp. 0.07% due 7/1/2013	12,000	12,000
Bank of Nova Scotia 0.07% due 7/12/2013	12,000	12,000
E.I. duPont de Nemours and Co. 0.07% due 7/16/2013[1]	12,000	12,000
BHP Billiton Finance (USA) Limited 0.09% due 7/22/2013[1]	12,000	11,999
Toronto-Dominion Holdings USA Inc. 0.115% due 8/5/2013[1]	12,000	11,998
Sumitomo Mitsui Banking Corp. 0.15%–0.175% due 7/25–8/2/2013[1]	11,900	11,898
Svenska Handelsbanken Inc. 0.12%–0.145% due 8/26/2013[1]	11,600	11,597
Roche Holdings, Inc. 0.09%–0.10% due 7/17–7/19/2013[1]	11,500	11,500
National Australia Funding (Delaware) Inc. 0.17% due 9/9/2013[1]	11,100	11,097
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.19% due 9/10/2013	11,000	10,995
Siemens Capital Co. LLC 0.08% due 7/19/2013[1]	10,000	10,000
Québec (Province of) 0.11% due 7/30/2013[1]	10,000	9,998
Mizuho Funding LLC 0.165% due 8/26/2013[1]	10,000	9,997
Commonwealth Bank of Australia 0.09%–0.10% due 7/8–7/22/2013[1]	9,600	9,600
Unilever Capital Corp. 0.08%–0.09% due 7/22–8/5/2013[1]	9,100	9,100
American Honda Finance Corp. 0.10% due 8/6/2013	5,000	4,999
Province of Ontario 0.07% due 7/2/2013	4,700	4,700
GlaxoSmithKline Finance PLC 0.11% due 7/2/2013[1]	4,000	4,000
		192,178
U.S. Treasuries 22.08%

U.S. Treasury Bills 0.035%–0.081% due 7/5–11/29/2013	118,000	117,990
Discount notes 3.89%

International Bank for Reconstruction and Development 0.055% due 7/9–7/15/2013	20,800	20,800
Total investment securities (cost: $537,236,000)		537,239
Other assets less liabilities		(2,876)
Net assets		$534,363

[1]	Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $134,784,000, which represented 25.22% of the net assets of the fund.

Managed Risk Growth FundSM

Investment portfolio

June 30, 2013

unaudited

Growth fund 92.87%	Shares	Value (000)

American Funds Insurance Series — Growth Fund, Class 1	80,646	$ 5,395
Total growth fund (cost $5,363,000)		5,395
Short-term securities 4.77%

Government Cash Management Fund	276,636	277
Total short-term securities (cost $277,000)		277
Total investment securities (cost $5,640,000)		5,672
Other assets less liabilities		137
Net assets		$5,809

Managed Risk International FundSM

Investment portfolio

June 30, 2013

unaudited

Growth fund 93.01%	Shares	Value (000)

American Funds Insurance Series — International Fund, Class 1	292,239	$ 5,322
Total growth fund (cost $5,501,000)		5,322
Short-term securities 1.29%

Government Cash Management Fund	74,348	74
Total short-term securities (cost $74,000)		74
Total investment securities (cost $5,575,000)		5,396
Other assets less liabilities		326
Net assets		$5,722

Managed Risk Blue Chip Income
and Growth FundSM

Investment portfolio

June 30, 2013

unaudited

Growth-and-income fund 92.90%	Shares	Value (000)

American Funds Insurance Series — Blue Chip Income and Growth Fund, Class 1	524,450	$ 6,015
Total growth-and-income fund (cost $6,025,000)		6,015
Short-term securities 4.63%

Government Cash Management Fund	299,823	300
Total short-term securities (cost $300,000)		300
Total investment securities (cost $6,325,000)		6,315
Other assets less liabilities		160
Net assets		$6,475

Managed Risk
Growth-Income FundSM

Investment portfolio

June 30, 2013

unaudited

Growth-and-income fund 92.27%	Shares	Value (000)

American Funds Insurance Series — Growth-Income Fund, Class 1	126,925	$ 5,445
Total growth-and-income fund (cost $5,426,000)		5,445
Short-term securities 4.98%

Government Cash Management Fund	293,919	294
Total short-term securities (cost $294,000)		294
Total investment securities (cost $5,720,000)		5,739
Other assets less liabilities		162
Net assets		$5,901

Managed Risk
Asset Allocation FundSM
(formerly Protected Asset Allocation Fund)

Investment portfolio

June 30, 2013

unaudited

Asset allocation fund 92.73%	Shares	Value (000)

American Funds Insurance Series — Asset Allocation Fund, Class 1	12,180,881	$ 246,906
Total asset allocation fund (cost $241,685,000)		246,906
Short-term securities 5.77%

Government Cash Management Fund	15,369,164	15,369
Total short-term securities (cost $15,369,000)		15,369
Total investment securities (cost $257,054,000)		262,275
Other assets less liabilities		3,993
Net assets		$266,268

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectuses and summary prospectuses, which can be obtained from a financial professional and should be read carefully before investing.

American Funds Insurance Series serves as an underlying investment option for multiple insurance products, including variable annuity contracts and variable life insurance policies. The funds can be purchased only through insurance products. This material is not an offer of the funds.

MFGEFPX-998-0813O-S37673

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS INSURANCE SERIES

By /s/ Michael J. Downer
Michael J. Downer, Executive Vice President and Principal Executive Officer

Date: August 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Downer
Michael J. Downer, Executive Vice President and Principal Executive Officer

Date: August 30, 2013

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: August 30, 2013